OLD MUTUAL ADVISOR FUNDS II

JUNE 4, 2007 PROSPECTUS

CLASS Z

ADVISOR CLASS

INSTITUTIONAL CLASS

and

CLASS R SHARES

Equity Funds
Old Mutual Analytic U.S. Long/Short Fund
Old Mutual Barrow Hanley Value Fund
Old Mutual Columbus Circle Technology and Communications Fund
Old Mutual Emerging Growth Fund
Old Mutual Focused Fund
Old Mutual Growth Fund
Old Mutual Heitman REIT Fund
Old Mutual Large Cap Fund
Old Mutual Large Cap Growth Fund
Old Mutual Large Cap Growth Concentrated Fund
Old Mutual Mid-Cap Fund
Old Mutual Select Growth Fund
Old Mutual Small Cap Fund
Old Mutual Strategic Small Company Fund
Old Mutual TS&W Small Cap Value Fund

Fixed-Income Funds
Old Mutual Cash Reserves Fund
Old Mutual Dwight Intermediate Fixed Income Fund
Old Mutual Dwight Short Term Fixed Income Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any Fund shares or determined whether the information contained in this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FINANCIAL HIGHLIGHTS	159

2

INTRODUCTION

An Introduction to Old Mutual Advisor Funds II® and this Prospectus

Old Mutual Advisor Funds II® (“OMAF II” or the “Trust”) offers a convenient and economical means of investing in professionally managed portfolios of securities called mutual funds. This Prospectus offers the following classes of shares of each Fund listed on the cover (each a “Fund” and collectively the “Funds”):

Fund	Share Classes Offered
Equity Funds
Analytic U.S. Long/Short Fund	Z, Advisor, Institutional, R
Barrow Hanley Value Fund	Z, Advisor, Institutional, R
Columbus Circle Technology and Communications Fund	Z, Advisor, Institutional, R
Emerging Growth Fund	Z, Advisor, Institutional, R
Focused Fund	Z, Advisor, Institutional, R
Growth Fund	Z, Advisor, Institutional, R
Heitman REIT Fund	Z, Advisor, Institutional, R
Large Cap Fund	Z, Advisor, Institutional, R
Large Cap Growth Fund	Z, Advisor, Institutional, R
Large Cap Growth Concentrated Fund	Z, Advisor, Institutional, R
Mid-Cap Fund	Z, Advisor, Institutional, R
Select Growth Fund	Z, Advisor, Institutional, R
Small Cap Fund	Z, Advisor, Institutional, R
Strategic Small Company Fund	Z, Advisor, Institutional, R
TS&W Small Cap Value Fund	Z
Fixed Income Funds
Cash Reserves Fund	Z, Institutional, R
Dwight Intermediate Fixed Income Fund	Z, Advisor, Institutional, R
Dwight Short Term Fixed Income Fund	Z, Advisor, Institutional, R

The Funds also offer two additional share classes, Class A and Class C, which are offered by separate prospectus. Shares of other retail mutual funds advised by Old Mutual Capital, Inc. (together with the Funds, “Old Mutual Funds”) are offered by separate prospectuses. This Prospectus contains important information you should know before investing in a Fund and if you are a shareholder in a Fund. The information is arranged into different sections for easy reading and future reference. To obtain more information about the Funds, please refer to the back cover of this Prospectus.

Fund Summaries

Each Fund has its own investment goal and strategies for reaching that goal. Before investing, make sure the Fund’s goal matches your own. A description of each Fund’s goal, principal investment strategies, main risks of investing, and fees and expenses are described under the Fund Summaries section of this Prospectus. Additional information about the Funds’ investment strategies is described in the More About the Funds section of this Prospectus.

The Funds that primarily invest in equities (“Equity Funds”) are generally designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. These Funds may not be suitable for investors who are pursuing a short-term investment goal, such as investing emergency reserves. These Funds also may not be suitable for investors who require regular income or stability of principal.

The Funds that primarily invest in fixed income securities (“Fixed Income Funds”) are designed for investors who seek current income from their investments. These Funds may be suitable for investors who require greater stability of principal than equity funds or who are pursuing a short-term investment goal, such as investing emergency reserves.

Investment Advisor and Sub-Advisors

Old Mutual Capital, Inc. (“Old Mutual Capital” or the “Advisor”) is the investment advisor for each Fund. Old Mutual Capital has retained the following sub-advisors to assist in managing the Funds: Analytic Investors, Inc. (“Analytic”); Ashfield Capital Partners, LLC (“Ashfield”); Barrow, Hanley, Mewhinney & Strauss, Inc. (“Barrow Hanley”); Columbus Circle Investors (“Columbus Circle”); Copper Rock Capital Partners, LLC (“Copper Rock”); Dwight Asset Management Company (“Dwight”); Eagle Asset Management, Inc. (“Eagle”); Heitman Real Estate Securities, LLC (“Heitman”); Liberty Ridge Capital, Inc. (“Liberty Ridge”); Munder Capital Management (“Munder”); Thompson, Siegel & Walmsley LLC (“TS&W”); Turner Investment Partners, Inc. (“Turner”); and Wellington Management Company, LLP (“Wellington Management”) (each, a “Sub-Advisor” and collectively, the “Sub-Advisors”). Ashfield provides services pursuant to an interim sub-advisory agreement approved by the Funds’ Board of Trustees while shareholder approval of a new sub-advisory agreement is sought. For information about the Advisor and the Sub-Advisors, see the Investment Advisor & Sub-Advisors sections of this Prospectus.

[On side panel: What the Funds Are – And Are Not

These Funds are mutual funds – pooled investments that are professionally managed and provide you the opportunity to participate in financial markets. The Funds strive to meet their stated goals, although as with all mutual funds, they cannot offer guaranteed results. As with any mutual fund, there is always a risk that you may lose money on your investment in a Fund.

An investment in a Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

Market Capitalizations

The Funds that primarily invest in small-cap companies will generally invest in companies with an average market capitalization below $2.5 billion, although a Fund may invest in companies outside this range. The Funds that primarily invest in mid-cap companies will generally invest in companies with an average market capitalization between $2.5 billion and $10 billion and the Funds that primarily invest in large-cap companies will generally invest in companies with an average market capitalization above $10 billion, although a Fund may invest outside of these ranges.]

FUND SUMMARIES

[On side panel:	Ticker symbols:	Class Z – OBDEX
Advisor Class – OALSX
Institutional Class – OISLX
Class R – ORLSX]

Old Mutual Analytic U.S. Long/Short Fund

Morningstar Category: Large Blend	Sub-Advisor: Analytic Investors, Inc.

INVESTMENT APPROACH

The Fund seeks to provide investors with above-average total returns. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies whose securities are traded in U.S. markets. While the Fund may invest in companies of any size, it generally invests in large and mid-cap companies. Equity securities in which the Fund may invest include common and preferred stocks.

The Fund may invest in long and short positions of publicly traded equity securities. The Fund’s long and short positions may include equity securities of foreign issuers that are traded in U.S. markets. The Fund buys securities “long” that Analytic, the Fund’s Sub-Advisor, believes will outperform and sells securities “short” that Analytic believes will underperform. This is not a market neutral strategy.

The Fund generally takes long equity positions equal to approximately 120% of the Fund’s equity assets excluding cash, and short equity positions equal to approximately 20% of the Fund’s equity assets at the time of investment, although the Fund’s long-short exposure will vary over time based on Analytic’s assessment of market conditions and other factors. The Fund’s long equity exposure ordinarily ranges from 110% to 125% of the Fund’s net assets and its short equity exposure ordinarily ranges from 10% to 33% of the Fund’s net assets. The cash received from short sales may be used to invest in long equity positions. Analytic will normally maintain long and short positions such that the Fund’s net long equity exposure (i.e., the percentage of long equity positions minus the percentage of short equity positions) does not exceed 100% of the Fund’s net assets.

[On side panel: Selling Short

When the Fund sells a security short, it borrows the security from a third party and sells it at the then-current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender.]

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Advisor’s determination of an investment’s value or the Sub-Advisor may misgauge that value.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

Short Sales Risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. By contrast, the Fund’s loss on a long position arises from deceases in the value of the security and is limited by the fact that a security’s value cannot drop below zero.

Segregated Account Risk. Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or highly liquid securities with a broker or custodian to cover the Fund’s short position. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. As a result, there is the possibility that segregation of a large percentage of the Fund’s assets could affect its portfolio management.

Leverage Risk. By investing the proceeds received from selling securities short, the Fund is employing leverage, which creates special risks. The use of leverage may increase the Fund’s exposure to long equity positions and make any change in the Fund’s net asset value (“NAV”) greater than without the use of leverage. This could result in increased volatility of returns.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing the changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to arrangements with the Fund’s current and former investment advisor. The Fund’s returns would have been lower if the expense limitations had not been in effect. Data prior to January 11, 2002, includes performance of a predecessor fund. The predecessor fund was managed by Analytic and had investment goals, strategies and policies that were substantially similar to the Fund’s. The Fund was previously known as the Old Mutual Analytic Disciplined Equity Fund and prior to February, 2006, the Fund did not take short positions as part of its main investment strategies. The Fund’s performance prior to February, 2006 may not be indicative of how it will perform in the future.

The performance shown in the bar chart and the Best Quarter and Worst Quarter returns for the periods shown are for the Fund’s Class Z shares. Performance for the Fund’s other share classes will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2006 – Class Z Shares

1997	29.83%
1998	37.82%
1999	20.06%
2000	(9.33)%
2001	(6.22)%
2002	(25.47)%
2003	29.04%
2004	9.24%
2005	6.68%
2006	20.71%

The Fund’s Class Z shares year-to-date return as of March 31, 2007 was 4.80%.

Best Quarter:	Q4 1998	20.50%
Worst Quarter:	Q3 2002	(18.60)%

The table below compares the average annual total return information for Class Z shares to the Standard and Poor’s (“S&P”) 500 Index, a widely recognized, unmanaged index that measures the performance of large-cap stocks across all major industries. Performance for Advisor Class, Institutional Class and Class R shares is not provided as those share classes do not have a full year of performance.

Average Annual Total Returns as of December 31, 2006

	Inception	Past	Past	Past
	Date	1 Year	5 Years	10 Years
Class Z	7/1/93

Before Taxes		20.71%	6.23%	9.47%

After Taxes on Distributions		20.58%	6.08%	8.27%

After Taxes on Distributions and
Sale of Fund Shares		13.46%	5.31%	7.56%

S&P 500® Index

(Reflects No Deduction for
Fees, Expenses or Taxes)		15.80%	6.19%	8.42%

After-tax performance is shown for the Fund’s Class Z shares. After-tax performance for the Fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

The following table describes the shareholder fees and annual operating expenses you may pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your advisor or broker.

Fees and Expenses Table

	Class Z	Advisor Class	Institutional Class	Class R
Shareholder Fees (fees paid directly from your investment)
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00%(1)	2.00%(1)	2.00%(1)	2.00%(1)
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00	$12.00

Annual Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.80%(2)	0.80%(2)	0.80%(2)	0.80%(2)
Distribution and/or Service (12b-1) Fees	None	0.25%	None	0.50%
Other Expenses
Expenses on Short Sales	0.16%(3)	0.16%(3)	0.16%(3)	0.16%(3)
Other Operating Expenses	0.60%	0.37%(2)	0.11%(2)	0.37%(2)
Total Other Expenses	0.76%	0.53%	0.27%	0.53%
Total Annual Operating Expenses	1.56%	1.58%	1.07%	1.83%
Expense (Reduction)/Recoupment	(0.32)%	(0.07)%	(0.01)%	(0.07)%
Net Annual Operating Expenses	1.24%(4)	1.51%(4)	1.06%(4)	1.76%(4)

(1)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(2)

The “Management Fees” information in the table includes fees for advisory and administrative services. “Other Operating Expenses” for Advisor Class, Institutional Class, and Class R shares are estimates.

(3)

Effective June 30, 2006, Old Mutual Capital contractually agreed to limit the Fund’s dividend expenses on short sales to 0.10% through June 30, 2007. “Expenses on Short Sales” for Advisor Class, Institutional Class and Class R shares are estimates.

(4)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual commitment to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Fund’s expenses do not exceed certain limits. Specifically, Old Mutual Capital has contractually agreed to limit total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to 1.10%, 1.35%, 0.90% and 1.60%, for Class Z, Advisor Class, Institutional Class and Class R shares, respectively. In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Fund’s total annual operating expenses: fund level expenses (e.g. management fees, custody fees, trustee fees), and class level expenses (e.g. distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs). Fund level expenses are limited to 0.90% for each class and class level expenses are limited to 0.20%, 0.45%, 0.00% and 0.70% for the Fund’s Class Z, Advisor Class, Institutional Class and Class R shares, respectively. Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the expense limits discussed above, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former advisor have agreed not to seek reimbursement for fees waived or expenses absorbed by the former advisor.

Effective January 1, 2009, Old Mutual Capital contractually agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 2.75%, 3.00%, 2.75% and 3.25% for Class Z, Advisor Class, Institutional Class and Class R shares, respectively, through December 31, 2016. Old Mutual Capital will consider further reductions to these limits on an annual basis. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

[On side panel: Operating Expenses

The operating expenses of a mutual fund generally include management fees, taxes, brokerage fees, 12b-1 fees and legal and audit fees.]

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the lesser of the Total Annual Operating Expenses as presented in the Fees and Expenses Table or the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. Because the agreement to limit dividend expenses on short sales expires on June 30, 2007, the example does not include the expense cap described in footnote 3 of the Fees and Expenses Table above. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class Z	$128	$463	$821	$1,831
Advisor Class	$154	$492	$854	$1,872
Institutional Class	$108	$339	$588	$1,304
Class R	$179	$569	$984	$2,141

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10-year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses.

The annual expense ratios are the lesser of that stated in the Fees and Expenses Table or the contractual fee waivers or expense reimbursements for the period of the contractual commitment. Because the agreement to limit dividend expenses on short sales expires on June 30, 2007, the example does not include the expense cap described in footnote 3 of the Fees and Expenses Table above. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class Z Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.26%	3.74%	$10,374	$128
2	10.25%	1.56%	7.31%	$10,731	$165
3	15.76%	1.56%	11.00%	$11,100	$170
4	21.55%	1.56%	14.82%	$11,482	$176
5	27.63%	1.56%	18.77%	$11,877	$182
6	34.01%	1.56%	22.85%	$12,285	$188
7	40.71%	1.56%	27.08%	$12,708	$195
8	47.75%	1.56%	31.45%	$13,145	$202
9	55.13%	1.56%	35.97%	$13,597	$209
10	62.89%	1.56%	40.65%	$14,065	$216

Total Gain After Fees & Expenses				$4,065
Total Annual Fees & Expenses					$1,831

Advisor Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.51%	3.49%	$10,349	$154
2	10.25%	1.58%	7.03%	$10,703	$166
3	15.76%	1.58%	10.69%	$11,069	$172
4	21.55%	1.58%	14.48%	$11,448	$178
5	27.63%	1.58%	18.39%	$11,839	$184
6	34.01%	1.58%	22.44%	$12,244	$190
7	40.71%	1.58%	26.63%	$12,663	$197
8	47.75%	1.58%	30.96%	$13,096	$203
9	55.13%	1.58%	35.44%	$13,544	$210
10	62.89%	1.58%	40.07%	$14,007	$218

Total Gain After Fees & Expenses				$4,007
Total Annual Fees & Expenses					$1,872

Institutional Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.06%	3.94%	$10,394	$108
2	10.25%	1.07%	8.02%	$10,802	$113
3	15.76%	1.07%	12.27%	$11,227	$118
4	21.55%	1.07%	16.68%	$11,668	$122
5	27.63%	1.07%	21.27%	$12,127	$127
6	34.01%	1.07%	26.03%	$12,603	$132
7	40.71%	1.07%	30.99%	$13,099	$138
8	47.75%	1.07%	36.13%	$13,613	$143
9	55.13%	1.07%	41.48%	$14,148	$149
10	62.89%	1.07%	47.05%	$14,705	$154

Total Gain After Fees & Expenses				$4,705
Total Annual Fees & Expenses					$1,304

Class R Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.76%	3.24%	$10,324	$179
2	10.25%	1.83%	6.51%	$10,651	$192
3	15.76%	1.83%	9.89%	$10,989	$198
4	21.55%	1.83%	13.37%	$11,337	$204
5	27.63%	1.83%	16.97%	$11,697	$211
6	34.01%	1.83%	20.67%	$12,067	$217
7	40.71%	1.83%	24.50%	$12,450	$224
8	47.75%	1.83%	28.45%	$12,845	$231
9	55.13%	1.83%	32.52%	$13,252	$239
10	62.89%	1.83%	36.72%	$13,672	$246

Total Gain After Fees & Expenses				$3,672
Total Annual Fees & Expenses					$2,141

[On side panel:Ticker symbols:Class Z – OBFOX

Advisor Class – OCLFX
Institutional Class – OIBHX
Class R – ORBHX]

Old Mutual Barrow Hanley Value Fund

Morningstar Category: Large Value	Sub-Advisor: Barrow, Hanley, Mewhinney & Strauss, Inc.

INVESTMENT APPROACH

The Fund, a non-diversified fund, seeks to provide investors with long-term capital growth. To pursue this goal, the Fund normally invests in equity securities of large and mid-cap companies with value characteristics. Undervalued stocks are generally those stocks that are out of favor with investors and, in the opinion of Barrow Hanley, the Fund’s Sub-Advisor, are trading at prices that are below average at the time of purchase in relation to such measures as earnings and book value. These stocks often have above average dividend yields. Equity securities in which the Fund may invest include common and preferred stocks.

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Advisor’s determination of an investment’s value or the Sub-Advisor may misgauge that value.

Investment Style Risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Fund’s value style of investing, and the Fund’s returns may vary considerably from other equity funds using different investment styles.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than funds that are “diversified.” The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s NAV and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of diversified fund.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to arrangements with the Fund’s current and former investment advisor. The Fund’s returns would have been lower if the expense limitations had not been in effect. Data prior to December 14, 2001 includes performance of a predecessor fund, whose inception date was September 10, 1998. The predecessor fund had investment goals, strategies and policies that were substantially similar to the Fund’s. The Fund was previously known as the Clipper Focus Fund and prior to January 1, 2006, the Fund was managed by an investment advisor different than the Fund’s current Advisor and Sub-Advisor. The Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.

The performance shown in the bar chart and the Best Quarter and Worst Quarter returns for the periods shown are for the Fund’s Class Z shares. Performance for the Fund’s other share classes will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2006 – Class Z Shares

1999	(1.88)%
2000	44.29%
2001	11.93%
2002	(10.46)%
2003	25.46%
2004	6.82%
2005	(0.99)%
2006	14.40%

The Fund’s Class Z shares year-to-date return as of March 31, 2007 was 1.26%.

Best Quarter:	Q3 2000	20.56%
Worst Quarter:	Q3 2002	(15.95)%

The table below compares the average annual total return information for Class Z and Advisor Class shares to the returns of the S&P 500® Index, a widely recognized, unmanaged index that measures the performance of large-cap stocks across all major industries. Performance for Institutional Class and Class R shares is not provided as those share classes do not have a full year of performance.

Average Annual Total Returns as of December 31, 2006

	Inception	Past	Past	Since
	Date	1 Year	5 Years	Inception
Class Z	9/10/98

Before Taxes		14.40%	6.33%	11.87%

After Taxes on Distributions		3.40%	3.78%	9.33%

After Taxes on Distributions and
Sale of Fund Shares*		21.98%	5.38%	9.86%

Advisor Class	6/30/03

Before Taxes		14.07%	N/A	10.05%

S&P 500® Index	9/10/98

(Reflects No Deduction for
Fees, Expenses or Taxes)		15.80%	6.19%	6.21%

*

When the return After Taxes on Distributions and Sale of Fund Shares is greater than the return After Taxes on Distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

After-tax performance is shown for the Fund’s Class Z shares. After-tax performance for the Fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

The following table describes the shareholder fees and annual operating expenses you may pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your advisor or broker.

Fees and Expenses Table

	Class Z	Advisor Class	Institutional Class	Class R
Shareholder Fees (fees paid directly from your investment)
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00%(1)	2.00%(1)	2.00%(1)	2.00%(1)
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00	$12.00

Annual Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.85%(2)	0.85%(2)	0.85%(2)	0.85%(2)
Distribution and/or Service (12b-1) Fees	None	0.25%	None	0.50%
Other Expenses	0.58%	1.58%	0.07%(2)	0.27%(2)
Total Annual Operating Expenses	1.43%	2.68%	0.92%	1.62%
Expense (Reduction)/Recoupment	(0.33)%	(1.33)%	(0.02)%	(0.02)%
Net Annual Operating Expenses	1.10%(3)	1.35%(3)	0.90%(3)	1.60%(3)

(1)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(2)

The “Management Fees” information in the table includes fees for advisory and administrative services. Effective December 21, 2006, the Management Fee was reduced from 1.00% to 0.85%. “Other Expenses” for Institutional Class and Class R shares are estimates.

(3)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual commitment to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Fund’s expenses do not exceed certain limits. Specifically, Old Mutual Capital has contractually agreed to limit total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to 1.10%, 1.35%, 0.90% and 1.60%, for the Fund’s Class Z, Advisor Class, Institutional Class and Class R shares, respectively. In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Fund’s total annual operating expenses: fund level expenses (e.g. management fees, custody fees, trustee fees) and class level expenses (e.g. distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs). Fund level expenses are limited to 0.90% for each class and class level expenses are limited to 0.20%, 0.45%, 0.00% and 0.70% for Class Z, Advisor Class, Institutional Class and Class R shares, respectively. Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the expense limits discussed above, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former advisor have agreed not to seek reimbursement for fees waived or expenses absorbed by the former advisor.

Effective January 1, 2009, Old Mutual Capital contractually agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 2.75%, 3.00%, 2.75% and 3.25% for Class Z, Advisor Class, Institutional Class and Class R shares, respectively, through December 31, 2016. Old Mutual Capital will consider further reductions to these limits on an annual basis. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the lesser of the Total Annual Operating Expenses as presented in the Fees and Expenses Table or the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class Z	$112	$420	$750	$1,684
Advisor Class	$137	$706	$1,301	$2,914
Institutional Class	$92	$290	$505	$1,125
Class R	$163	$510	$881	$1,924

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10-year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses.

The annual expense ratios are the lesser of that stated in the Fees and Expenses Table or the contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class Z Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.10%	3.90%	$10,390	$112
2	10.25%	1.43%	7.61%	$10,761	$151
3	15.76%	1.43%	11.45%	$11,145	$157
4	21.55%	1.43%	15.43%	$11,543	$162
5	27.63%	1.43%	19.55%	$11,955	$168
6	34.01%	1.43%	23.82%	$12,382	$174
7	40.71%	1.43%	28.24%	$12,824	$180
8	47.75%	1.43%	32.82%	$13,282	$187
9	55.13%	1.43%	37.56%	$13,756	$193
10	62.89%	1.43%	42.47%	$14,247	$200

Total Gain After Fees & Expenses				$4,247
Total Annual Fees & Expenses					$1,684

Advisor Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.35%	3.65%	$10,365	$137
2	10.25%	2.68%	6.05%	$10,605	$281
3	15.76%	2.68%	8.52%	$10,852	$288
4	21.55%	2.68%	11.03%	$11,103	$294
5	27.63%	2.68%	13.61%	$11,361	$301
6	34.01%	2.68%	16.24%	$11,624	$308
7	40.71%	2.68%	18.94%	$11,894	$315
8	47.75%	2.68%	21.70%	$12,170	$322
9	55.13%	2.68%	24.52%	$12,452	$330
10	62.89%	2.68%	27.41%	$12,741	$338

Total Gain After Fees & Expenses				$2,741
Total Annual Fees & Expenses					$2,914

Institutional Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.90%	4.10%	$10,410	$92
2	10.25%	0.92%	8.35%	$10,835	$97
3	15.76%	0.92%	12.78%	$11,278	$101
4	21.55%	0.92%	17.38%	$11,738	$105
5	27.63%	0.92%	22.18%	$12,218	$110
6	34.01%	0.92%	27.17%	$12,717	$114
7	40.71%	0.92%	32.36%	$13,236	$119
8	47.75%	0.92%	37.77%	$13,777	$124
9	55.13%	0.92%	43.40%	$14,340	$129
10	62.89%	0.92%	49.26%	$14,926	$134

Total Gain After Fees & Expenses				$4,926
Total Annual Fees & Expenses					$1,125

Class R Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.60%	3.40%	$10,340	$163
2	10.25%	1.62%	6.89%	$10,689	$171
3	15.76%	1.62%	10.50%	$11,050	$176
4	21.55%	1.62%	14.23%	$11,423	$182
5	27.63%	1.62%	18.09%	$11,809	$189
6	34.01%	1.62%	22.08%	$12,208	$195
7	40.71%	1.62%	26.20%	$12,620	$202
8	47.75%	1.62%	30.46%	$13,046	$208
9	55.13%	1.62%	34.86%	$13,486	$215
10	62.89%	1.62%	39.42%	$13,942	$223

Total Gain After Fees & Expenses				$3,942
Total Annual Fees & Expenses					$1,924

[On side panel:Ticker symbols:Class Z – OBTCX

Advisor Class – OTNAX
Institutional Class – OICTX
Class R – ORCTX]

Old Mutual Columbus Circle Technology and Communications Fund

Morningstar Category: Specialty – Technology	Sub-Advisor: Columbus Circle Investors

INVESTMENT APPROACH

The Fund, a non-diversified fund, seeks to provide investors with long-term capital growth. Current income is incidental to the Fund’s goal. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies in the technology and communications sectors of the stock market. The Fund is concentrated, which means it will invest 25% or more of its total assets in the group of industries within those sectors. The Fund’s holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large firms with established track records in developing, using or marketing scientific advances. Equity securities in which the Fund may invest include common and preferred stocks.

[On side panel: Technology and Communications Industries

Industries in the Technology sector include Application Software, Communications Equipment, Computer Hardware, Computer Storage & Peripherals, Data Processing & Outsourced Services, Electronic Equipment Manufacturers, Electronic Manufacturing Services, Home Entertainment Software, Internet Software & Services, IT Consulting & Services, Office Electronics, Semiconductor Equipment, Semiconductors, Systems Software and Technology Distributors. Industries in the Communications sector include Alternative Carriers, Integrated Telecommunications Services, and Wireless Telecommunication Services.]

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Advisor’s determination of an investment’s value or the Sub-Advisor may misgauge that value.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund concentrates its investments in certain industries within the technology and communications sectors, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. The Fund’s performance may be impacted by general economic conditions, worldwide scientific and technological developments, product cycles, competition and government regulation.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than funds that are “diversified.” The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s NAV and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of diversified fund.

Small and Mid-Cap Company Risk. The Fund may invest in small-cap and mid-cap companies. While small-cap and mid-cap companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap and mid-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap or mid-cap issuer at an acceptable price, especially in periods of market volatility.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to arrangements with the Fund’s current and former investment advisor. The Fund’s returns would have been lower if the expense limitations had not been in effect. Prior to November 2, 1999, the Fund was diversified and did not concentrate its investments. Therefore, the Fund’s performance prior to November 2, 1999 may not be indicative of how it will perform in the future. Prior to January 1, 2006, the Fund was managed by an investment advisor different than the Fund’s current Advisor and Sub-Advisor and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.

The performance shown in the bar chart and the Best Quarter and Worst Quarter returns for the periods shown are for the Fund’s Class Z shares. Performance for the Fund’s other share classes will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2006 – Class Z Shares

1997	3.32%
1998	26.00%
1999	243.89%
2000	(43.69)%
2001	(52.38)%
2002	(54.48)%
2003	44.91%
2004	5.18%
2005	9.23%
2006	4.11%

The Fund’s Class Z shares year-to-date return as of March 31, 2007 was 1.62%.

Best Quarter:	Q4 1999	111.54%
Worst Quarter:	Q4 2000	(50.95)%

The table below compares the average annual total return information for Class Z and Advisor Class shares to the NYSE Arca Tech 100 Index® (formerly the PSE Technology Index), a price-weighted index of the top 100 U.S. technology stocks from 16 different industries within the technology sector. Performance for Institutional Class and Class R shares is not provided as those share classes do not have a full year of performance.

Average Annual Total Returns as of December 31, 2006

				Past
				10 Years
	Inception	Past	Past	or Since
	Date	1 Year	5 Years	Inception +
Class Z	9/29/95

Before Taxes		4.11%	(4.63)%	(0.54)%

After Taxes on Distributions		4.11%	(4.63)%	(1.44)%

After Taxes on Distributions and
Sale of Fund Shares*		2.67%	(3.88)%	(0.52)%

Advisor Class	12/29/00

Before Taxes		3.91%	(4.85)%	(15.24)%

NYSE Arca Tech 100 Index®

(Reflects No Deduction for
Fees, Expenses or Taxes)		5.20%	5.34%	14.06%

+	Returns are for past 10 years or since inception, whichever is less. Index return is for past 10 years.
*

When the return After Taxes on Distributions and Sale of Fund Shares is greater than the return After Taxes on Distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

After-tax performance is shown for Class Z shares. After-tax performance for the Fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

The following table describes the shareholder fees and annual operating expenses you may pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your advisor or broker.

Fees and Expenses Table

	Class Z	Advisor Class	Institutional Class	Class R
Shareholder Fees (fees paid directly from your investment)

Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00%(1)	2.00%(1)	2.00%(1)	2.00%(1)
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00	$12.00

Annual Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.95%(2)	0.95%(2)	0.95%(2)	0.95%(2)
Distribution and/or Service (12b-1) Fees	None	0.25%	None	0.50%
Other Expenses	0.89%	9.02%	0.09%(2)	0.51%(2)
Total Annual Operating Expenses	1.84%	10.22%	1.04%	1.96%
Expense (Reduction)/Recoupment	(0.39)%	(8.53)%	0.00%	(0.03)%
Net Annual Operating Expenses	1.45%(3)	1.69%(3)	1.04%(3)	1.93%(3)
(1)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(2)	The “Management Fees” information in the table includes fees for advisory and administrative services. “Other Expenses” for Institutional Class and Class R shares are estimates.
(3)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual commitment to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Fund’s expenses do not exceed certain limits. Specifically, Old Mutual Capital has contractually agreed to limit total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to 1.45%, 1.70%, 1.20% and 1.95% for Class Z, Advisor Class, Institutional Class and Class R shares, respectively. In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Fund’s total annual operating expenses: fund level expenses (e.g. management fees, custody fees, trustee fees) and class level expenses (e.g. distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs). Fund level expenses are limited to 1.05% for each class and class level expenses are limited to 0.40%, 0.65%, 0.15% and 0.90% for Class Z, Advisor Class, Institutional Class and Class R shares, respectively. Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the expense limits discussed above, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former advisor have agreed not to seek reimbursement for fees waived or expenses absorbed by the former advisor.

Effective January 1, 2009, Old Mutual Capital contractually agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 2.75%, 3.00%, 2.75% and 3.25% for Class Z, Advisor Class, Institutional Class and Class R shares, respectively, through December 31, 2016. Old Mutual Capital will consider further reductions to these limits on an annual basis. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the lesser of the Total Annual Operating Expenses as presented in the Fees and Expenses Table or the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class Z	$148	$542	$960	$2,127
Advisor Class	$172	$804	$1,462	$3,227
Institutional Class	$106	$332	$575	$1,274
Class R	$196	$612	$1,054	$2,282

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10-year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses.

The annual expense ratios are the lesser of that stated in the Fees and Expenses Table or the contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class Z Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.45%	3.55%	$10,355	$148
2	10.25%	1.84%	6.82%	$10,682	$194
3	15.76%	1.84%	10.20%	$11,020	$200
4	21.55%	1.84%	13.68%	$11,368	$206
5	27.63%	1.84%	17.27%	$11,727	$212
6	34.01%	1.84%	20.98%	$12,098	$219
7	40.71%	1.84%	24.80%	$12,480	$226
8	47.75%	1.84%	28.74%	$12,874	$233
9	55.13%	1.84%	32.81%	$13,281	$241
10	62.89%	1.84%	37.01%	$13,701	$248

Total Gain After Fees & Expenses	$3,701
Total Annual Fees & Expenses		$2,127

Advisor Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.69%	3.31%	$10,331	$172
2	10.25%	3.00%	5.38%	$10,538	$313
3	15.76%	3.00%	7.48%	$10,748	$319
4	21.55%	3.00%	9.63%	$10,963	$326
5	27.63%	3.00%	11.83%	$11,183	$332
6	34.01%	3.00%	14.06%	$11,406	$339
7	40.71%	3.00%	16.34%	$11,634	$346
8	47.75%	3.00%	18.67%	$11,867	$353
9	55.13%	3.00%	21.04%	$12,104	$360
10	62.89%	3.00%	23.47%	$12,347	$367

Total Gain After Fees & Expenses				$2,347
Total Annual Fees & Expenses					$3,227

Institutional Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.04%	3.96%	$10,396	$106
2	10.25%	1.04%	8.07%	$10,807	$111
3	15.76%	1.04%	12.35%	$11,235	$115
4	21.55%	1.04%	16.79%	$11,679	$119
5	27.63%	1.04%	21.41%	$12,141	$124
6	34.01%	1.04%	26.22%	$12,622	$129
7	40.71%	1.04%	31.21%	$13,121	$134
8	47.75%	1.04%	36.41%	$13,641	$140
9	55.13%	1.04%	41.80%	$14,180	$145
10	62.89%	1.04%	47.41%	$14,741	$151

Total Gain After Fees & Expenses				$4,741
Total Annual Fees & Expenses					$1,274

Class R Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.93%	3.07%	$10,307	$196
2	10.25%	1.96%	6.21%	$10,621	$205
3	15.76%	1.96%	9.44%	$10,944	$211
4	21.55%	1.96%	12.76%	$11,276	$218
5	27.63%	1.96%	16.19%	$11,619	$224
6	34.01%	1.96%	19.73%	$11,973	$231
7	40.71%	1.96%	23.37%	$12,337	$238
8	47.75%	1.96%	27.12%	$12,712	$245
9	55.13%	1.96%	30.98%	$13,098	$253
10	62.89%	1.96%	34.97%	$13,497	$261

Total Gain After Fees & Expenses				$3,497
Total Annual Fees & Expenses					$2,282

[On side panel:Ticker symbols:Class Z – OBEHX

Advisor Class – OAEMX
Institutional Class – OIEGX
Class R – OREGX]

Old Mutual Emerging Growth Fund

Morningstar Category: Small Growth	Sub-Advisor: Copper Rock Capital Partners, LLC

INVESTMENT APPROACH

The Fund seeks to provide investors with long-term capital growth. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies with growth characteristics at the time of purchase. Equity securities in which the Fund may invest include common and preferred stocks.

[On side panel: Emerging Growth Companies

Growth funds generally focus on stocks of companies believed to have above average potential for growth in revenue and earnings. These stocks typically have low dividend yields and above average prices in relation to such measures as earnings and book value. Emerging growth companies are generally those growth companies that are less mature and appear to have the potential for rapid growth.]

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Advisor’s determination of an investment’s value or the Sub-Advisor may misgauge that value.

Investment Style Risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Fund’s growth style of investing, and the Fund’s returns may vary considerably from other equity funds using different investment styles.

Small Company Risk. The Fund primarily invests in small-cap companies. While small-cap companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to arrangements with the Fund’s current and former investment advisor. The Fund’s returns would have been lower if the expense limitations had not been in effect. Prior to January 1, 2006, the Fund was managed by an investment advisor different than the Fund’s current Advisor and Sub-Advisor and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.

The performance shown in the bar chart and the Best Quarter and Worst Quarter returns for the periods shown are for the Fund’s Class Z shares. Performance for the Fund’s other share classes will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2006 – Class Z Shares

1997	(3.67)%
1998	3.00%
1999	48.34%
2000	(25.22)%
2001	(32.56)%
2002	(47.60)%
2003	56.62%
2004	0.68%
2005	6.73%
2006	7.93%

The Fund’s Class Z shares year-to-date return as of March 31, 2007 was 3.61%.

Best Quarter:	Q4 1999	45.85%
Worst Quarter:	Q3 2001	(34.44)%

The table below compares the average annual total return information for Class Z shares to the Russell 2000® Growth Index, a widely recognized, unmanaged index that tracks the performance of the securities of 2,000 small-cap companies in the Russell 2000® Index with greater-than-average growth characteristics. Performance for Advisor Class, Institutional Class and Class R shares is not provided as those share classes do not have a full year of performance.

Average Annual Total Returns as of December 31, 2006

	Inception	Past	Past	Past
	Date	1 Year	5 Years	10 Years
Class Z	6/14/93

Before Taxes		7.93%	(0.98)%	(3.41)%

After Taxes on Distributions	7.93%	(0.98)%	(3.71)%

After Taxes on Distributions
and Sale of Fund Shares*	5.16%	(0.83)%	(2.86)%

Russell 2000® Growth Index

(Reflects No Deduction for
Fees, Expenses or Taxes)	13.35%	6.93%	4.88%

*

When the return After Taxes on Distributions and Sale of Fund Shares is greater than the return After Taxes on Distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

After-tax performance is shown for the Fund’s Class Z shares. After-tax performance for the Fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

The following table describes the shareholder fees and annual operating expenses you may pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your advisor or broker.

Fees and Expenses Table

	Class Z	Advisor Class	Institutional Class	Class R
Shareholder Fees (fees paid directly from your investment)
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00%(1)	2.00%(1)	2.00%(1)	2.00%(1)
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00	$12.00

Annual Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.95%(2)	0.95%(2)	0.95%(2)	0.95%(2)
Distribution and/or Service (12b-1) Fees	None	0.25%	None	0.50%
Other Expenses	0.62%	0.38%(2)	0.08%(2)	0.38%(2)

Total Annual Operating Expenses	1.57%	1.58%	1.03%	1.83%
Expense (Reduction)/Recoupment	(0.27)%	(0.03)%	0.00%	(0.03)%
Net Annual Operating Expenses	1.30%(3)	1.55%(3)	1.03%(3)	1.80%(3)
(1)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(2)	The “Management Fees” information in the table includes fees for advisory and administrative services. “Other Expenses” for Advisor Class, Institutional Class, and Class R shares are estimates.
(3)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual commitment to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Fund’s expenses do not exceed certain limits. Specifically, Old Mutual Capital has contractually agreed to limit total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to 1.30%, 1.55%, 1.05% and 1.80% for Class Z, Advisor Class, Institutional Class and Class R shares, respectively. In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Fund’s total annual operating expenses: fund level expenses (e.g. management fees, custody fees, trustee fees) and class level expenses (e.g. distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs). Fund level expenses are limited to 1.02% for each class and class level expenses are limited to 0.28%, 0.53%, 0.03% and 0.78% for Class Z, Advisor Class, Institutional Class and Class R shares, respectively. Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the expense limits discussed above, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former advisor have agreed not to seek reimbursement for fees waived or expenses absorbed by the former advisor.

Effective January 1, 2009, Old Mutual Capital contractually agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 2.75%, 3.00%, 2.75% and 3.25% for Class Z, Advisor Class, Institutional Class and Class R shares, respectively, through December 31, 2016. Old Mutual Capital will consider further reductions to these limits on an annual basis. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the lesser of the Total Annual Operating Expenses as presented in the Fees and

Expenses Table or the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class Z	$132	$469	$829	$1,845
Advisor Class	$158	$496	$858	$1,878
Institutional Class	$105	$329	$571	$1,265
Class R	$183	$573	$988	$2,147

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10-year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses.

The annual expense ratios are the lesser of that stated in the Fees and Expenses Table or the contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class Z Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.30%	3.70%	$10,370	$132
2	10.25%	1.57%	7.26%	$10,726	$166
3	15.76%	1.57%	10.94%	$11,094	$171
4	21.55%	1.57%	14.74%	$11,474	$177
5	27.63%	1.57%	18.68%	$11,868	$183
6	34.01%	1.57%	22.75%	$12,275	$190
7	40.71%	1.57%	26.96%	$12,696	$196
8	47.75%	1.57%	31.31%	$13,131	$203
9	55.13%	1.57%	35.82%	$13,582	$210
10	62.89%	1.57%	40.47%	$14,047	$217

Total Gain After Fees & Expenses				$4,047
Total Annual Fees & Expenses					$1,845

Advisor Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.55%	3.45%	$10,345	$158
2	10.25%	1.58%	6.99%	$10,699	$166
3	15.76%	1.58%	10.64%	$11,064	$172
4	21.55%	1.58%	14.43%	$11,443	$178
5	27.63%	1.58%	18.34%	$11,834	$184
6	34.01%	1.58%	22.38%	$12,238	$190
7	40.71%	1.58%	26.57%	$12,657	$197
8	47.75%	1.58%	30.89%	$13,089	$204
9	55.13%	1.58%	35.37%	$13,537	$211
10	62.89%	1.58%	39.99%	$13,999	$218

Total Gain After Fees & Expenses				$3,999
Total Annual Fees & Expenses					$1,878

Institutional Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.03%	3.97%	$10,397	$105
2	10.25%	1.03%	8.09%	$10,809	$110
3	15.76%	1.03%	12.38%	$11,238	$114
4	21.55%	1.03%	16.84%	$11,684	$119
5	27.63%	1.03%	21.47%	$12,147	$123
6	34.01%	1.03%	26.29%	$12,629	$128
7	40.71%	1.03%	31.29%	$13,129	$133
8	47.75%	1.03%	36.50%	$13,650	$139
9	55.13%	1.03%	41.91%	$14,191	$144
10	62.89%	1.03%	47.54%	$14,754	$150

Total Gain After Fees & Expenses				$4,754
Total Annual Fees & Expenses					$1,265

Class R Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.80%	3.20%	$10,320	$183
2	10.25%	1.83%	6.47%	$10,647	$192
3	15.76%	1.83%	9.84%	$10,984	$198
4	21.55%	1.83%	13.32%	$11,332	$204
5	27.63%	1.83%	16.91%	$11,691	$211
6	34.01%	1.83%	20.62%	$12,062	$218
7	40.71%	1.83%	24.44%	$12,444	$224
8	47.75%	1.83%	28.38%	$12,838	$232
9	55.13%	1.83%	32.45%	$13,245	$239
10	62.89%	1.83%	36.65%	$13,665	$246

Total Gain After Fees & Expenses				$3,665
Total Annual Fees & Expenses					$2,147

[On side panel:Ticker symbols:Class Z – OBFVX

Advisor Class – OAVFX
Institutional Class – OIFCX
Class R – ORFCX]

Old Mutual Focused Fund

Morningstar Category: Large Blend	Sub-Advisor: Liberty Ridge Capital, Inc.

INVESTMENT APPROACH

The Fund, a non-diversified fund, seeks to provide investors with above-average total returns over a 3 to 5 year market cycle. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small, medium and large-cap companies. While the Fund may invest in companies of any market capitalization, the Fund generally invests in large-cap companies that Liberty Ridge, the Fund’s Sub-Advisor, believes have sustainable long-term growth prospects but are currently trading at modest relative valuations. Equity securities in which the Fund may invest include common and preferred stock.

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Advisor’s determination of an investment’s value or the Sub-Advisor may misgauge that value.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than funds that are “diversified.” The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s NAV and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of diversified fund.

Small and Mid-Cap Company Risk. While the Fund generally invests in large-cap companies, the Fund may invest in small-cap or mid-cap companies. While small-cap and mid-cap companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap and mid-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap or mid-cap issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to arrangements with the Fund’s current and former investment advisor. The Fund’s returns would have been lower if the expense limitations had not been in effect.

The performance shown in the bar chart and the Best Quarter and Worst Quarter returns for the periods shown are for the Fund’s Class Z shares. Performance for the Fund’s other share classes will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2006 – Class Z Shares

2000	24.81%
2001	3.44%
2002	(28.63)%
2003	33.36%
2004	14.13%
2005	1.93%
2006	22.86%

The Fund’s Class Z shares year-to-date return as of March 31, 2007 was (2.45)%.

Best Quarter:	Q1 2000	29.53%
Worst Quarter:	Q3 2002	(18.74)%

The table below compares the average annual total return information for Class Z shares to the Russell 3000® Index, a widely recognized, unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization and the S&P 500® Index, a widely recognized, unmanaged index that measures the performance of large-cap stocks across all major industries. The Fund’s benchmark was changed from the Russell 3000® Index to the S&P 500® Index to more accurately reflect Liberty Ridge’s management style of the Fund. Performance for Advisor Class, Institutional Class and Class R shares is not provided as those share classes do not have a full year of performance.

Average Annual Total Returns as of December 31, 2006

	Inception	Past	Past	Since
	Date	1 Year	5 Years	Inception
Class Z	2/12/99

Before Taxes		22.86%	6.35%	12.89%

After Taxes on Distributions		22.76%	6.32%	12.31%

After Taxes on Distributions and
Sale of Fund Shares		14.86%	5.48%	11.07%

Russell 3000® Index

(Reflects No Deduction for
Fees, Expenses or Taxes)	15.71%	7.17%	4.47%

S&P 500® Index

(Reflects No Deduction for
Fees, Expenses or Taxes)	15.80%	6.19%	3.12%

After-tax performance is shown for the Fund’s Class Z shares. After-tax performance for the Fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

The following table describes the shareholder fees and annual operating expenses you may pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your advisor or broker.

Fees and Expenses Table

	Class Z	Advisor Class	Institutional Class	Class R
Shareholder Fees (fees paid directly from your investment)
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00%(1)	2.00%(1)	2.00%(1)	2.00%(1)
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00	$12.00

Annual Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.75%(2)	0.75%(2)	0.75%(2)	0.75%(2)
Distribution and/or Service (12b-1) Fees	None	0.25%	None	0.50%
Other Expenses	0.69%	0.54%(2)	0.10%(2)	0.54%(2)
Total Annual Operating Expenses	1.44%	1.54%	0.85%	1.79%
Expense (Reduction)/Recoupment	(0.29)%	(0.14)%	(0.05)%	(0.14)%
Net Annual Operating Expenses	1.15%(3)	1.40%(3)	0.80%(3)	1.65%(3)

(1)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(2)	The “Management Fees” information in the table includes fees for advisory and administrative services. “Other Expenses” for Advisor Class, Institutional Class, and Class R shares are estimates.
(3)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual commitment to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Fund’s expenses do not exceed certain limits. Specifically, Old Mutual Capital has contractually agreed to limit total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to 1.15%, 1.40%, 0.80% and 1.65% for Class Z, Advisor Class, Institutional Class and Class R shares, respectively. In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Fund’s total annual operating expenses: fund level expenses (e.g. management fees, custody fees, trustee fees) and class level expenses (e.g. distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs). Fund level expenses are limited to 0.80% for each class and class level expenses are limited to 0.35%, 0.60%, 0.00% and 0.85% for Class Z, Advisor Class, Institutional Class and Class R shares, respectively. Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the expense limits discussed above, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former advisor have agreed not to seek reimbursement for fees waived or expenses absorbed by the former advisor.

Effective January 1, 2009, Old Mutual Capital contractually agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 2.75%, 3.00%, 2.75% and 3.25% for Class Z, Advisor Class, Institutional Class and Class R shares, respectively, through December 31, 2016. Old Mutual Capital will consider further reductions to these limits on an annual basis. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the lesser of the Total Annual Operating Expenses as presented in the Fees and Expenses Table or the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class Z	$117	$427	$759	$1,698
Advisor Class	$143	$474	$828	$1,825
Institutional Class	$82	$266	$466	$1,043
Class R	$168	$550	$958	$2,097

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10-year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses.

The annual expense ratios are the lesser of that stated in the Fees and Expenses Table or the contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class Z Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.15%	3.85%	$10,385	$117
2	10.25%	1.44%	7.55%	$10,755	$152
3	15.76%	1.44%	11.38%	$11,138	$158
4	21.55%	1.44%	15.34%	$11,534	$163
5	27.63%	1.44%	19.45%	$11,945	$169
6	34.01%	1.44%	23.70%	$12,370	$175
7	40.71%	1.44%	28.10%	$12,810	$181
8	47.75%	1.44%	32.66%	$13,266	$188
9	55.13%	1.44%	37.39%	$13,739	$194
10	62.89%	1.44%	42.28%	$14,228	$201

Total Gain After Fees & Expenses				$4,228
Total Annual Fees & Expenses					$1,698

Advisor Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.40%	3.60%	$10,360	$143
2	10.25%	1.54%	7.18%	$10,718	$163
3	15.76%	1.54%	10.89%	$11,089	$168
4	21.55%	1.54%	14.72%	$11,472	$174
5	27.63%	1.54%	18.69%	$11,869	$180
6	34.01%	1.54%	22.79%	$12,279	$186
7	40.71%	1.54%	27.04%	$12,704	$193
8	47.75%	1.54%	31.43%	$13,143	$199
9	55.13%	1.54%	35.97%	$13,597	$206
10	62.89%	1.54%	40.67%	$14,067	$213

Total Gain After Fees & Expenses				$4,067
Total Annual Fees & Expenses					$1,825

Institutional Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.80%	4.20%	$10,420	$82
2	10.25%	0.85%	8.52%	$10,852	$90
3	15.76%	0.85%	13.03%	$11,303	$94
4	21.55%	0.85%	17.72%	$11,772	$98
5	27.63%	0.85%	22.60%	$12,260	$102
6	34.01%	0.85%	27.69%	$12,769	$106
7	40.71%	0.85%	32.99%	$13,299	$111
8	47.75%	0.85%	38.51%	$13,851	$115
9	55.13%	0.85%	44.26%	$14,426	$120
10	62.89%	0.85%	50.25%	$15,025	$125

Total Gain After Fees & Expenses				$5,025
Total Annual Fees & Expenses					$1,043

Class R Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.65%	3.35%	$10,335	$168
2	10.25%	1.79%	6.66%	$10,666	$188
3	15.76%	1.79%	10.09%	$11,009	$194
4	21.55%	1.79%	13.62%	$11,362	$201
5	27.63%	1.79%	17.26%	$11,726	$207
6	34.01%	1.79%	21.02%	$12,102	$214
7	40.71%	1.79%	24.90%	$12,490	$220
8	47.75%	1.79%	28.91%	$12,891	$228
9	55.13%	1.79%	33.04%	$13,304	$235
10	62.89%	1.79%	37.31%	$13,731	$242

Total Gain After Fees & Expenses				$3,731
Total Annual Fees & Expenses					$2,097

[On side panel:	Ticker symbols:	Class Z – OBHGX
Advisor Class – OBGWX
Institutional Class – OIGHX
Class R – ORGHX]

Old Mutual Growth Fund

Morningstar Category: Mid-Cap Growth

Sub-Advisors: Munder Capital Management and Turner Investment Partners, Inc.

INVESTMENT APPROACH

The Fund seeks to provide investors with capital appreciation. To pursue this goal, the Fund normally invests at least 65% of its net assets in equity securities of small and mid-cap companies with favorable growth prospects. While the Fund may invest in both small and mid-cap companies, the Fund primarily invests in mid-cap companies. Equity securities in which the Fund may invest include common stocks and preferred stocks.

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize a Sub-Advisor’s determination of an investment’s value or a Sub-Advisor may misgauge that value.

Investment Style Risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Fund’s growth style of investing, and the Fund’s returns may vary considerably from other equity funds using different investment styles.

Small and Mid-Cap Company Risk. The Fund primarily invests in mid-cap companies, and to a lesser extent, small-cap companies. While small-cap and mid-cap companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap and mid-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap or mid-cap issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. All performance figures reflect reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to arrangements with the Fund’s current and former investment advisor. The Fund’s returns would have been lower if the expense limitations had not been in effect. Prior to January 1, 2006, the Fund was managed by an investment advisor different than the Fund’s current Advisor and Sub-Advisors and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.

The performance shown in the bar chart and the Best Quarter and Worst Quarter returns for the periods shown are for the Fund’s Class Z shares. Performance for the Fund’s other share classes will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2006 – Class Z Shares

1997	(3.35)%
1998	0.59%
1999	92.45%
2000	(22.99)%
2001	(34.53)%
2002	(30.35)%
2003	25.60%
2004	7.69%
2005	11.21%
2006	7.36%

The Fund’s Class Z shares year-to-date return as of March 31, 2007 was 4.37%.

Best Quarter:	Q4 1999	64.55%
Worst Quarter:	Q4 2000	(32.58)%

The table below compares the average annual total return information for Class Z and Advisor Class shares to the Russell Mid-Cap Growth Index and S&P MidCap 400 Index. The unmanaged Russell Mid-Cap Growth Index measures the performance of those securities in the Russell Mid-Cap Index with greater than average growth characteristics. The S&P MidCap 400 Index is a widely recognized, unmanaged mid-cap index of 400 domestic stocks chosen for their market capitalization, liquidity and industry group representations. Performance for Institutional Class and Class R shares is not provided as those share classes do not have a full year of performance.

Average Annual Total Returns as of December 31, 2006

	Inception	Past	Past	Past
	Date	1 Year	5 Years	10 Years
Class Z	12/19/85

Before Taxes		7.36%	2.38%	0.59%

After Taxes on Distributions		7.36%	2.38%	0.18%

After Taxes on Distributions

and Sale of Fund Shares*		4.78%	2.04%	0.50%

Advisor Class	8/16/96

Before Taxes		7.12%	2.11%	0.34%

Russell Mid-Cap Growth Index

(Reflects No Deduction for
Fees, Expenses or Taxes)		10.66%	8.22%	8.62%

S&P MidCap 400 Index

(Reflects No Deduction for
Fees, Expenses or Taxes)		10.32%	10.89%	13.47%

*

When the return After Taxes on Distributions and Sale of Fund Shares is greater than the return After Taxes on Distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

After-tax performance is shown for Class Z shares. After-tax performance for the Fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

The following table describes the shareholder fees and annual operating expenses you may pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your advisor or broker.

Fees and Expenses Table

	Class Z	Advisor Class	Institutional Class	Class R
Shareholder Fees (fees paid directly from your investment)
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00%(1)	2.00%(1)	2.00%(1)	2.00%(1)
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00	$12.00

Annual Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.80%(2)	0.80%(2)	0.80%(2)	0.80%(2)
Distribution and/or Service (12b-1) Fees	None	0.25%	None	0.50%
Other Expenses	0.53%	6.80%	0.10%(2)	0.36%(2)
Total Annual Operating Expenses	1.33%	7.85%	0.90%	1.66%
Expense (Reduction)/Recoupment	(0.23)%	(6.50)%	0.00%	(0.06)%
Net Annual Operating Expenses	1.10%(3)	1.35%(3)	0.90%(3)	1.60%(3)

(1)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(2)	The “Management Fees” information in the table includes fees for advisory and administrative services. “Other Expenses” for Institutional Class and Class R shares are estimates.
(3)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual commitment to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Fund’s expenses do not exceed certain limits. Specifically, Old Mutual Capital has contractually agreed to limit total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to 1.10%, 1.35%, 0.95% and 1.60% for Class Z, Advisor Class, Institutional Class and Class R shares, respectively. In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Fund’s total annual operating expenses: fund level expenses (e.g. management fees, custody fees, trustee fees) and class level expenses (e.g. distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs). Fund level expenses are limited to 0.875% for each class and class level expenses are limited to 0.225%, 0.475%, 0.075% and 0.725% for Class Z, Advisor Class, Institutional Class and Class R shares, respectively. Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the expense limits discussed above, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former advisor have agreed not to seek reimbursement for fees waived or expenses absorbed by the former advisor.

Effective January 1, 2009, Old Mutual Capital contractually agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 2.75%, 3.00%, 2.75% and 3.25% for Class Z, Advisor Class, Institutional Class and Class R shares, respectively, through December 31, 2016. Old Mutual Capital will consider further reductions to these limits on an annual basis. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the lesser of the Total Annual Operating Expenses as presented in the Fees and Expenses Table or the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class Z	$112	$399	$707	$1,583
Advisor Class	$137	$771	$1,431	$3,201
Institutional Class	$92	$288	$500	$1,110
Class R	$163	$518	$897	$1,962

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10-year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses.

The annual expense ratios are the lesser of that stated in the Fees and Expenses Table or the contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class Z Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.10%	3.90%	$10,390	$112
2	10.25%	1.33%	7.71%	$10,771	$141
3	15.76%	1.33%	11.67%	$11,167	$146
4	21.55%	1.33%	15.76%	$11,576	$151
5	27.63%	1.33%	20.01%	$12,001	$157
6	34.01%	1.33%	24.42%	$12,442	$163
7	40.71%	1.33%	28.98%	$12,898	$169
8	47.75%	1.33%	33.72%	$13,372	$175
9	55.13%	1.33%	38.62%	$13,862	$181
10	62.89%	1.33%	43.71%	$14,371	$188

Total Gain After Fees & Expenses				$4,371
Total Annual Fees & Expenses					$1,583

Advisor Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.35%	3.65%	$10,365	$137
2	10.25%	3.00%	5.72%	$10,572	$314
3	15.76%	3.00%	7.84%	$10,784	$320
4	21.55%	3.00%	9.99%	$10,999	$327
5	27.63%	3.00%	12.19%	$11,219	$333
6	34.01%	3.00%	14.44%	$11,444	$340
7	40.71%	3.00%	16.73%	$11,673	$347
8	47.75%	3.00%	19.06%	$11,906	$354
9	55.13%	3.00%	21.44%	$12,144	$361
10	62.89%	3.00%	23.87%	$12,387	$368

Total Gain After Fees & Expenses				$2,387
Total Annual Fees & Expenses					$3,201

Institutional Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.90%	4.10%	$10,410	$92
2	10.25%	0.90%	8.37%	$10,837	$96
3	15.76%	0.90%	12.81%	$11,281	$100
4	21.55%	0.90%	17.44%	$11,744	$104
5	27.63%	0.90%	22.25%	$12,225	$108
6	34.01%	0.90%	27.26%	$12,726	$112
7	40.71%	0.90%	32.48%	$13,248	$117
8	47.75%	0.90%	37.91%	$13,791	$122
9	55.13%	0.90%	43.57%	$14,357	$127
10	62.89%	0.90%	49.45%	$14,945	$132

Total Gain After Fees & Expenses				$4,945
Total Annual Fees & Expenses					$1,110

Class R Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.60%	3.40%	$10,340	$163
2	10.25%	1.66%	6.85%	$10,685	$175
3	15.76%	1.66%	10.42%	$11,042	$180
4	21.55%	1.66%	14.11%	$11,411	$186
5	27.63%	1.66%	17.92%	$11,792	$193
6	34.01%	1.66%	21.86%	$12,186	$199
7	40.71%	1.66%	25.92%	$12,592	$206
8	47.75%	1.66%	30.13%	$13,013	$213
9	55.13%	1.66%	34.47%	$13,447	$220
10	62.89%	1.66%	38.96%	$13,896	$227

Total Gain After Fees & Expenses				$3,896
Total Annual Fees & Expenses					$1,962

[On side panel:Ticker symbols:Class Z – OBRTX

Advisor Class – OBRAX
Institutional Class – OIHRX
Class R – ORHRX]

Old Mutual Heitman REIT Fund

Morningstar Category: Specialty – Real Estate	Sub-Advisor: Heitman Real Estate Securities, LLC

INVESTMENT APPROACH

The Fund seeks to provide investors with a high total return consistent with reasonable risk. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies principally engaged in the real estate industry, including real estate investment trusts (“REITs”). Heitman, the Fund’s Sub-Advisor, considers a company to be principally engaged in the real estate industry if it derives at least 50% of its revenues from the ownership, construction, management, financing or sale of commercial, industrial or residential real estate or has at least 50% of its assets in such real estate. The equity securities in which the Fund may invest include common and preferred stocks.

[On side panel: REITs

A REIT is a separately managed trust that makes investments in various real estate businesses. A REIT is generally not taxed on income distributed to its shareholders if, among other things, it distributes to its shareholders substantially all of its taxable income for each taxable year.]

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Advisor’s determination of an investment’s value or the Sub-Advisor may misgauge that value.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund concentrates its investments in certain real estate related industries, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. Real estate industries are particularly sensitive to the following economic factors: interest rate changes or market recessions; over-building in one particular area, changes in zoning laws, or changes in neighborhood values; increases in property taxes; casualty and condemnation losses; and regulatory limitations on rents.

REITs Risk. REITs may expose the Fund to similar risks associated with direct investment in real estate. REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to arrangements with the Fund’s current and former investment advisor. The Fund’s returns would have been lower if the expense limitations had not been in effect.

The performance shown in the bar chart and the Best Quarter and Worst Quarter returns for the periods shown are for the Fund’s Class Z shares. Performance for the Fund’s other share classes will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2006 – Class Z Shares

1997	21.12%
1998	(15.12)%
1999	(1.16)%
2000	24.90%
2001	10.41%
2002	2.60%
2003	36.24%
2004	34.96%
2005	12.32%
2006	31.96%

The Fund’s Class Z shares year-to-date return as of March 31, 2007 was 2.66%.

Best Quarter:	Q4 2004	16.11%
Worst Quarter:	Q3 2002	(11.00)%

The table below compares the average annual total return information for Class Z and Advisor Class shares to the Dow Jones Wilshire Real Estate Securities Index and the S&P 500® Index. The Dow Jones Wilshire Real Estate Securities Index is a market capitalization weighted index of publicly traded real estate securities, including REITs, real estate operating companies and partnerships. The S&P 500 Index is a widely recognized, unmanaged index that measures the performance of large-cap stocks across all major industries. Performance for Institutional Class and Class R shares is not provided as those share classes do not have a full year of performance.

Average Annual Total Returns as of December 31, 2006

	Inception	Past	Past	Past
	Date	1 Year	5 Years	10 Years
Class Z	3/13/89

Before Taxes		31.96%	22.83%	14.63%

After Taxes on Distributions		29.17%	19.76%	11.44%

After Taxes on Distributions
and Sale of Fund Shares		22.59%	18.49%	10.97%

Advisor Class*/**	5/15/95

Before Taxes		31.56%	22.52%	14.20%

Dow Jones Wilshire Real Estate Securities Index (float adjusted)

(Reflects No Deduction for
Fees, Expenses or Taxes)		35.86%	24.07%	15.05%

S&P 500® Index

(Reflects No Deduction for
Fees, Expenses or Taxes)		15.80%	6.19%	8.42%

*	Data includes performance of a predecessor fund, whose inception date was May 15, 1995 for the Advisor Class.
**

The Advisor Class of the Fund’s predecessor carried a maximum front-end sales charge of 4.75% and a 12b-1 fee of 0.50% of average daily net assets. The Old Mutual Heitman REIT Fund Advisor Class does not carry a sales charge and carries a 12b-1 fee of 0.25% of average daily net assets. Returns shown in the table have been adjusted to reflect the elimination of the front-end sales charge. No adjustment has been made to reflect the lower 12b-1 fee. The returns for the Advisor Class after December 14, 2001 reflect the 0.25% 12b-1 fee.

After-tax performance is shown for Class Z shares. After-tax performance for the Fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

The following table describes the shareholder fees and annual operating expenses you may pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your advisor or broker.

Fees and Expenses Table

	Class Z	Advisor Class	Institutional Class	Class R
Shareholder Fees (fees paid directly from your investment)
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00%(1)	2.00%(1)	2.00%(1)	2.00%(1)

Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00	$12.00

Annual Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.90%(2)	0.90%(2)	0.90%(2)	0.90%(2)
Distribution and/or Service (12b-1) Fees	None	0.25%	None	0.50%
Other Expenses	0.40%	0.39%	0.08%(2)	0.29%(2)
Total Annual Operating Expenses	1.30%	1.54%	0.98%	1.69%
Expense (Reduction)/Recoupment	(0.05)%	(0.04)%	(0.03)%	(0.02)%
Net Annual Operating Expenses	1.25%(3)	1.50%(3)	0.95%(3)	1.67%(3)

(1)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(2)	The “Management Fees” information in the table includes fees for advisory and administrative services. “Other Expenses” for Institutional Class and Class R shares are estimates.
(3)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual commitment to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Fund’s expenses do not exceed certain limits. Specifically, Old Mutual Capital has contractually agreed to limit total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to 1.25%, 1.50%, 0.95% and 1.75% for Class Z, Advisor Class, Institutional Class and Class R shares, respectively. In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Fund’s total annual operating expenses: fund level expenses (e.g. management fees, custody fees, trustee fees) and class level expenses (e.g. distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs). Fund level expenses are limited to 0.95% for each class and class level expenses are limited to 0.30%, 0.55%, 0.00% and 0.80% for Class Z, Advisor Class, Institutional Class and Class R shares, respectively. Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the expense limits discussed above, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former advisor have agreed not to seek reimbursement for fees waived or expenses absorbed by the former advisor.

Effective January 1, 2009, Old Mutual Capital contractually agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 2.75%, 3.00%, 2.75% and 3.25% for Class Z, Advisor Class, Institutional Class and Class R shares, respectively, through December 31, 2016. Old Mutual Capital will consider further reductions to these limits on an annual basis. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the lesser of the Total Annual Operating Expenses as presented in the Fees and Expenses Table or the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class Z	$127	$406	$707	$1,563
Advisor Class	$153	$483	$837	$1,833
Institutional Class	$97	$309	$538	$1,195
Class R	$170	$531	$917	$1,997

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10-year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses.

The annual expense ratios are the lesser of that stated in the Fees and Expenses Table or the contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class Z Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.25%	3.75%	$10,375	$127
2	10.25%	1.30%	7.59%	$10,759	$137
3	15.76%	1.30%	11.57%	$11,157	$142
4	21.55%	1.30%	15.70%	$11,570	$148
5	27.63%	1.30%	19.98%	$11,998	$153
6	34.01%	1.30%	24.42%	$12,442	$159
7	40.71%	1.30%	29.02%	$12,902	$165
8	47.75%	1.30%	33.79%	$13,379	$171
9	55.13%	1.30%	38.75%	$13,875	$177
10	62.89%	1.30%	43.88%	$14,388	$184

Total Gain After Fees & Expenses				$4,388
Total Annual Fees & Expenses					$1,563

Advisor Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.50%	3.50%	$10,350	$153
2	10.25%	1.54%	7.08%	$10,708	$162
3	15.76%	1.54%	10.79%	$11,079	$168
4	21.55%	1.54%	14.62%	$11,462	$174
5	27.63%	1.54%	18.59%	$11,859	$180
6	34.01%	1.54%	22.69%	$12,269	$186
7	40.71%	1.54%	26.93%	$12,693	$192
8	47.75%	1.54%	31.33%	$13,133	$199
9	55.13%	1.54%	35.87%	$13,587	$206
10	62.89%	1.54%	40.57%	$14,057	$213

Total Gain After Fees & Expenses				$4,057
Total Annual Fees & Expenses					$1,833

Institutional Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.95%	4.05%	$10,405	$97
2	10.25%	0.98%	8.24%	$10,824	$104
3	15.76%	0.98%	12.59%	$11,259	$108
4	21.55%	0.98%	17.12%	$11,712	$112
5	27.63%	0.98%	21.83%	$12,183	$117
6	34.01%	0.98%	26.73%	$12,673	$121
7	40.71%	0.98%	31.83%	$13,183	$126
8	47.75%	0.98%	37.13%	$13,713	$131
9	55.13%	0.98%	42.65%	$14,265	$137
10	62.89%	0.98%	48.39%	$14,839	$142

Total Gain After Fees & Expenses				$4,839
Total Annual Fees & Expenses					$1,195

Class R Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.67%	3.33%	$10,333	$170
2	10.25%	1.69%	6.75%	$10,675	$178
3	15.76%	1.69%	10.28%	$11,028	$183
4	21.55%	1.69%	13.93%	$11,393	$190
5	27.63%	1.69%	17.70%	$11,770	$196
6	34.01%	1.69%	21.60%	$12,160	$202
7	40.71%	1.69%	25.62%	$12,562	$209
8	47.75%	1.69%	29.78%	$12,978	$216
9	55.13%	1.69%	34.08%	$13,408	$223
10	62.89%	1.69%	38.51%	$13,851	$230

Total Gain After Fees & Expenses				$3,851
Total Annual Fees & Expenses					$1,997

[On side panel:Ticker symbols:Class Z – OLCVX

Advisor Class – OBLWX
Institutional Class – OILCX
Class R – ORLAX]

Old Mutual Large Cap Fund

Morningstar Category: Large Core	Sub-Advisor: Liberty Ridge Capital, Inc.

INVESTMENT APPROACH

The Fund seeks to provide investors with long-term capital growth. Current income is a secondary objective. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-cap companies. For purposes of this Fund, large cap companies are those companies with market capitalizations similar to the companies in the S&P 500® Index. As of February 28, 2007, the range of the S&P 500® Index was $1.4 billion to $418 billion. The market capitalization of the companies in the Fund’s portfolio and the S&P 500® Index changes over time and the Fund will not automatically sell or stop buying stock of a company it already owns if the company’s market capitalization grows or falls out of this range. The Fund normally expects to maintain an average market capitalization of at least $10 billion. Equity securities in which the Fund may invest include common and preferred stocks.

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Advisor’s determination of an investment’s value or the Sub-Advisor may misgauge that value.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to arrangements with the Fund’s current and former investment advisor. The Fund’s returns would have been lower if the expense limitations had not been in effect.

The performance shown in the bar chart and the Best Quarter and Worst Quarter returns for the periods shown are for the Fund’s Class Z shares. Performance for the Fund’s other share classes will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2006 – Class Z Shares

1997	25.62%
1998	34.74%
1999	11.06%
2000	23.97%
2001	(1.41)%
2002	(24.45)%
2003	19.12%
2004	6.78%
2005	1.92%
2006	22.37%

The Fund’s Class Z shares year-to-date return as of March 31, 2007 was (1.73)%.

Best Quarter:	Q4 1998	28.21%
Worst Quarter:	Q3 2002	(21.27)%

The table below compares the average annual total return information for Class Z and Advisor Class shares to the S&P 500® Index, a widely recognized, unmanaged index that measures the performance of large-cap stocks across all major industries. Performance for Institutional Class and Class R shares is not provided as those share classes do not have a full year of performance.

Average Annual Total Returns as of December 31, 2006

				Past
				10 Years or
	Inception	Past	Past	Since
	Date	1 Year	5 Years	Inception+
Class Z	12/31/96

Before Taxes		22.37%	3.69%	10.66%

After Taxes on Distributions		22.25%	3.46%	8.48%

After Taxes on Distributions
and Sale of Fund Shares		14.54%	3.05%	7.95%

Advisor Class	12/29/00

Before Taxes		22.07%	3.41%	2.54%

S&P 500® Index

(Reflects No Deduction for
Fees, Expenses or Taxes)		15.80%	6.19%	8.42%

+	Returns are for past 10 years or since inception, whichever is less. Index return is for past 10 years.

After-tax performance is shown for Class Z shares. After-tax performance for the Fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

The following table describes the shareholder fees and annual operating expenses you may pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your advisor or broker.

Fees and Expenses Table

	Class Z	Advisor Class	Institutional Class	Class R
Shareholder Fees (fees paid directly from your investment)
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00%(1)	2.00%(1)	2.00%(1)	2.00%(1)
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00	$12.00

Annual Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.75%(2)	0.75%(2)	0.75%(2)	0.75%(2)
Distribution and/or Service (12b-1) Fees	None	0.25%	None	0.50%
Other Expenses	0.47%	1.34%	0.08%(2)	0.37%(2)
Total Annual Operating Expenses	1.22%	2.34%	0.83%	1.62%
Expense (Reduction)/Recoupment	(0.07)%	(0.94)%	0.00%	0.00%
Net Annual Operating Expenses	1.15%(3)	1.40%(3)	0.83%(3)	1.62%(3)

(1)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(2)	The “Management Fees” information in the table includes fees for advisory and administrative services. “Other Expenses” for Institutional Class and Class R shares are estimates.
(3)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual commitment to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Fund’s expenses do not exceed certain limits. Specifically, Old Mutual Capital has contractually agreed to limit total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to 1.15%, 1.40%, 0.85% and 1.65% for Class Z, Advisor Class, Institutional Class and Class R shares, respectively. In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Fund’s total annual operating expenses: fund level expenses (e.g. management fees, custody fees, trustee fees) and class level expenses (e.g. distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs). Fund level expenses are limited to 0.81% for each class and class level expenses are limited to 0.34%, 0.59%, 0.04% and 0.84% for Class Z, Advisor Class, Institutional Class and Class R shares, respectively. Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the expense limits discussed above, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former advisor have agreed not to seek reimbursement for fees waived or expenses absorbed by the former advisor.

Effective January 1, 2009, Old Mutual Capital contractually agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 2.75%, 3.00%, 2.75% and 3.25% for Class Z, Advisor Class, Institutional Class and Class R shares, respectively, through December 31, 2016. Old Mutual Capital will consider further reductions to these limits on an annual basis. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the lesser of the Total Annual Operating Expenses as presented in the Fees and Expenses Table or the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class Z	$117	$380	$663	$1,470
Advisor Class	$143	$641	$1,166	$2,605
Institutional Class	$84	$263	$457	$1,019
Class R	$165	$511	$881	$1,922

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10-year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses.

The annual expense ratios are the lesser of that stated in the Fees and Expenses Table or the contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class Z Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.15%	3.85%	$10,385	$117
2	10.25%	1.22%	7.78%	$10,778	$129
3	15.76%	1.22%	11.85%	$11,185	$134
4	21.55%	1.22%	16.08%	$11,608	$139
5	27.63%	1.22%	20.47%	$12,047	$144
6	34.01%	1.22%	25.02%	$12,502	$150
7	40.71%	1.22%	29.74%	$12,974	$155
8	47.75%	1.22%	34.65%	$13,465	$161
9	55.13%	1.22%	39.74%	$13,974	$167
10	62.89%	1.22%	45.02%	$14,502	$174

Total Gain After Fees & Expenses				$4,502
Total Annual Fees & Expenses					$1,470

Advisor Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.40%	3.60%	$10,360	$143
2	10.25%	2.34%	6.36%	$10,636	$246
3	15.76%	2.34%	9.18%	$10,918	$252
4	21.55%	2.34%	12.09%	$11,209	$259
5	27.63%	2.34%	15.07%	$11,507	$266
6	34.01%	2.34%	18.13%	$11,813	$273
7	40.71%	2.34%	21.27%	$12,127	$280
8	47.75%	2.34%	24.50%	$12,450	$288
9	55.13%	2.34%	27.81%	$12,781	$295
10	62.89%	2.34%	31.21%	$13,121	$303

Total Gain After Fees & Expenses				$3,121
Total Annual Fees & Expenses					$2,605

Institutional Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.83%	4.17%	$10,417	$84
2	10.25%	0.83%	8.52%	$10,852	$88
3	15.76%	0.83%	13.05%	$11,305	$91
4	21.55%	0.83%	17.77%	$11,777	$95
5	27.63%	0.83%	22.69%	$12,269	$99
6	34.01%	0.83%	27.81%	$12,781	$103
7	40.71%	0.83%	33.14%	$13,314	$108
8	47.75%	0.83%	38.70%	$13,870	$112
9	55.13%	0.83%	44.49%	$14,449	$117
10	62.89%	0.83%	50.52%	$15,052	$122

Total Gain After Fees & Expenses				$5,052
Total Annual Fees & Expenses					$1,019

Class R Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.62%	3.38%	$10,338	$165
2	10.25%	1.62%	6.87%	$10,687	$170
3	15.76%	1.62%	10.48%	$11,048	$176
4	21.55%	1.62%	14.22%	$11,422	$182
5	27.63%	1.62%	18.08%	$11,808	$188
6	34.01%	1.62%	22.07%	$12,207	$195
7	40.71%	1.62%	26.19%	$12,619	$201
8	47.75%	1.62%	30.46%	$13,046	$208
9	55.13%	1.62%	34.87%	$13,487	$215
10	62.89%	1.62%	39.42%	$13,942	$222

Total Gain After Fees & Expenses				$3,942
Total Annual Fees & Expenses					$1,922

[On side panel:Ticker symbols:Class Z – OBHLX

Advisor Class – OBLAX
Institutional Class – OIGGX
Class R – ORGGX]

Old Mutual Large Cap Growth Fund

Morningstar Category: Large Growth

Sub-Advisors: Ashfield Capital Partners, LLC and Turner Investment Partners, Inc.

INVESTMENT APPROACH

The Fund seeks to provide investors with long-term capital growth. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-cap companies with favorable growth prospects. For purposes of this Fund, large cap companies are those companies with market capitalizations within the market capitalization range of those companies in the Russell 1000® Growth Index. As of February 28, 2007, the Russell 1000® Growth Index included companies with market capitalizations between $1.3 billion and $411 billion. The market capitalization of the companies in the Fund’s portfolio and the Russell 1000® Growth Index changes over time and the Fund will not automatically sell or stop buying stock of a company it already owns if the company’s market capitalization grows or falls out of this range. Equity securities in which the Fund may invest include common and preferred stocks.

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize a Sub-Advisor’s determination of an investment’s value or a Sub-Advisor may misgauge that value.

Investment Style Risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Fund’s growth style of investing, and the Fund’s returns may vary considerably from other equity funds using different investment styles.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to arrangements with the Fund’s current and former investment advisor. The Fund’s returns would have been lower if the expense limitations had not been in effect. Prior to January 1, 2006, the Fund was managed by an investment advisor different than the Fund’s current Advisor and Sub-Advisors and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future. Prior to February 10, 2007, the Fund was co-managed by a sub-advisor other than Ashfield and the Fund’s performance prior to that date may not be indicative of how it will perform in the future.

The performance shown in the bar chart and the Best Quarter and Worst Quarter returns for the periods shown are for the Fund’s Class Z shares. Performance for the Fund’s other share classes will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2006 – Class Z Shares

1997	22.36%
1998	30.42%
1999	67.06%
2000	(0.18)%
2001	(28.52)%
2002	(28.80)%
2003	30.25%
2004	8.76%
2005	4.43%
2006	5.29%

The Fund’s Class Z shares year-to-date return as of March 31, 2007 was 1.34%.

Best Quarter:	Q4 1999	59.55%
Worst Quarter:	Q4 2000	(22.74)%

The table below compares the average annual total return information for Class Z and Advisor Class shares to the Russell 1000® Growth Index, a widely recognized, unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Performance for Institutional Class and Class R shares is not provided as those share classes do not have a full year of performance.

Average Annual Total Returns as of December 31, 2006

				Past
				10 Years
	Inception	Past	Past	or Since
	Date	1 Year	5 Years	Inception +
Class Z	4/5/95

Before Taxes		5.29%	2.09%	7.75%

After Taxes on Distributions		5.29%	2.09%	6.86%

After Taxes on Distributions
and Sale of Fund Shares		3.44%	1.79%	6.55%

Advisor Class	12/29/00

Before Taxes		4.99%	1.83%	(4.04)%

Russell 1000® Growth Index

(Reflects No Deduction for
Fees, Expenses or Taxes)		9.07%	2.69%	5.44%

+	Returns are for past 10 years or since inception, whichever is less. Index return is for past 10 years.

After-tax performance is shown for Class Z shares. After-tax performance for the Fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

The following table describes the shareholder fees and annual operating expenses you may pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your advisor or broker.

Fees and Expenses Table

	Class Z	Advisor Class	Institutional Class	Class R
Shareholder Fees (fees paid directly from your investment)
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00%(1)	2.00%(1)	2.00%(1)	2.00%(1)
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00	$12.00

Annual Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.85%(2)	0.85%(2)	0.85%(2)	0.85%(2)
Distribution and/or Service (12b-1) Fees	None	0.25%	None	0.50%
Other Expenses	0.58%	1.62%	0.08%(2)	0.36%(2)
Total Annual Operating Expenses	1.43%	2.72%	0.93%	1.71%
Expense (Reduction)/Recoupment	(0.18)%	(1.22)%	0.00%	0.00%
Net Annual Operating Expenses	1.25%(3)	1.50%(3)	0.93%(3)	1.71%(3)

(1)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(2)	The “Management Fees” information in the table includes fees for advisory and administrative services. “Other Expenses” for Institutional Class and Class R shares are estimates.
(3)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual commitment to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Fund’s expenses do not exceed certain limits. Specifically, Old Mutual Capital has contractually agreed to limit total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to 1.25%, 1.50%, 0.95% and 1.75% for Class Z, Advisor Class, Institutional Class and Class R shares, respectively. In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Fund’s total annual operating expenses: fund level expenses (e.g. management fees, custody fees, trustee fees) and class level expenses (e.g. distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs). Fund level expenses are limited to 0.92% for each class and class level expenses are limited to 0.33%, 0.58%, 0.03% and 0.83% for Class Z, Advisor Class, Institutional Class and Class R shares, respectively. Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the expense limits discussed above, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former advisor have agreed not to seek reimbursement for fees waived or expenses absorbed by the former advisor.

Effective January 1, 2009, Old Mutual Capital contractually agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 2.75%, 3.00%, 2.75% and 3.25% for Class Z, Advisor Class, Institutional Class and Class R shares, respectively, through December 31, 2016. Old Mutual Capital will consider further reductions to these limits on an annual basis. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the lesser of the Total Annual Operating Expenses as presented in the Fees and Expenses Table or the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class Z	$127	$434	$764	$1,697
Advisor Class	$153	$729	$1,332	$2,963
Institutional Class	$95	$297	$516	$1,146
Class R	$174	$540	$930	$2,023

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10-year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses.

The annual expense ratios are the lesser of that stated in the Fees and Expenses Table or the contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class Z Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.25%	3.75%	$10,375	$127
2	10.25%	1.43%	7.45%	$10,745	$151
3	15.76%	1.43%	11.29%	$11,129	$156
4	21.55%	1.43%	15.26%	$11,526	$162
5	27.63%	1.43%	19.38%	$11,938	$168
6	34.01%	1.43%	23.64%	$12,364	$174
7	40.71%	1.43%	28.05%	$12,805	$180
8	47.75%	1.43%	32.63%	$13,263	$186
9	55.13%	1.43%	37.36%	$13,736	$193
10	62.89%	1.43%	42.26%	$14,226	$200

Total Gain After Fees & Expenses				$4,226
Total Annual Fees & Expenses					$1,697

Advisor Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.50%	3.50%	$10,350	$153
2	10.25%	2.72%	5.86%	$10,586	$285
3	15.76%	2.72%	8.27%	$10,827	$291
4	21.55%	2.72%	10.74%	$11,074	$298
5	27.63%	2.72%	13.27%	$11,327	$305
6	34.01%	2.72%	15.85%	$11,585	$312
7	40.71%	2.72%	18.49%	$11,849	$319
8	47.75%	2.72%	21.19%	$12,119	$326
9	55.13%	2.72%	23.96%	$12,396	$333
10	62.89%	2.72%	26.78%	$12,678	$341

Total Gain After Fees & Expenses				$2,678
Total Annual Fees & Expenses					$2,963

Institutional Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.93%	4.07%	$10,407	$95
2	10.25%	0.93%	8.30%	$10,830	$99
3	15.76%	0.93%	12.71%	$11,271	$103
4	21.55%	0.93%	17.29%	$11,729	$107
5	27.63%	0.93%	22.06%	$12,206	$112
6	34.01%	0.93%	27.03%	$12,703	$116
7	40.71%	0.93%	32.19%	$13,219	$121
8	47.75%	0.93%	37.57%	$13,757	$126
9	55.13%	0.93%	43.16%	$14,316	$131
10	62.89%	0.93%	48.99%	$14,899	$136

Total Gain After Fees & Expenses				$4,899
Total Annual Fees & Expenses					$1,146

Class R Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.71%	3.29%	$10,329	$174
2	10.25%	1.71%	6.68%	$10,668	$180
3	15.76%	1.71%	10.19%	$11,019	$186
4	21.55%	1.71%	13.81%	$11,381	$192
5	27.63%	1.71%	17.55%	$11,755	$198
6	34.01%	1.71%	21.42%	$12,142	$205
7	40.71%	1.71%	25.41%	$12,541	$211
8	47.75%	1.71%	29.53%	$12,953	$218
9	55.13%	1.71%	33.79%	$13,379	$226
10	62.89%	1.71%	38.18%	$13,818	$233

Total Gain After Fees & Expenses				$3,818
Total Annual Fees & Expenses					$2,023

[On side panel:Ticker symbols:Class Z – OLCPX

Advisor Class – OLTAX
Institutional Class – OILLX
Class R – ORLLX]

Old Mutual Large Cap Growth Concentrated Fund

Morningstar Category: Large Growth

Sub-Advisors: Ashfield Capital Partners, LLC and Turner Investment Partners, Inc.

INVESTMENT APPROACH

The Fund, a non-diversified fund, seeks to provide investors with long-term capital growth. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-cap companies with favorable growth prospects. For purposes of this Fund, large cap companies are those companies with market capitalizations within the market capitalization range of those companies in the Russell 1000® Growth Index. As of February 28, 2007, the Russell 1000® Growth Index included companies with market capitalizations between $1.3 billion and $411 billion. The market capitalization of the companies in the Fund’s portfolio and the Russell 1000® Growth Index changes over time and the Fund will not automatically sell or stop buying stock of a company it already owns if the company’s market capitalization grows or falls out of this range. Each Sub-Advisor will invest the portion of the Fund it manages in not more than 40 large-cap companies. Equity securities in which the Fund may invest include common and preferred stocks.

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize a Sub-Advisor’s determination of an investment’s value or a Sub-Advisor may misgauge that value.

Investment Style Risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Fund’s growth style of investing, and the Fund’s returns may vary considerably from other equity funds using different investment styles.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than funds that are “diversified.” The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s NAV and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of diversified fund.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to arrangements with the Fund’s current and former investment advisor. The Fund’s returns would have been lower if the expense limitations had not been in effect. Prior to January 1, 2006, the Fund was managed by an investment advisor different than the Fund’s current Advisor and Sub-Advisors and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future. Prior to February 10, 2007, the Fund was co-managed by a sub-advisor other than Ashfield and the Fund’s performance prior to that date may not be indicative of how it will perform in the future.

The performance shown in the bar chart and the Best Quarter and Worst Quarter returns for the periods shown are for the Fund’s Class Z shares. Performance for the Fund’s other share classes will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2006 – Class Z Shares

1997	32.96%
1998	67.83%
1999	102.94%
2000	(22.08)%
2001	(35.36)%
2002	(31.43)%
2003	32.95%
2004	7.41%
2005	5.33%
2006	7.68%

The Fund’s Class Z shares year-to-date return as of March 31, 2007 was 1.05%.

Best Quarter:	Q4 1999	75.65%
Worst Quarter:	Q4 2000	(33.11)%

The table below compares the average annual total return information for Class Z and Advisor Class shares to the Russell 1000® Growth Index, a widely recognized, unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Performance for Institutional Class and Class R shares is not provided as those share classes do not have a full year of performance.

Average Annual Total Returns as of December 31, 2006

Past
10 Years or
Inception	Past	Past	Since
Date	1 Year	5 Years	Inception+

Class Z	11/29/96

Before Taxes		7.68%	2.12%	9.74%

After Taxes on Distributions		7.68%	2.12%	8.85%

After Taxes on Distributions
and Sale of Fund Shares		4.99%	1.81%	8.48%

Advisor Class	12/29/00

Before Taxes		7.41%	1.87%	(5.60)%

Russell 1000® Growth Index

(Reflects No Deduction for
Fees, Expenses or Taxes)		9.07%	2.69%	5.44%

+	Returns are for past 10 years or since inception, whichever is less. Index return is for past 10 years.

After-tax performance is shown for Class Z shares. After-tax performance for the Fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

The following table describes the shareholder fees and annual operating expenses you may pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your advisor or broker.

Fees and Expenses Table

	Class Z	Advisor Class	Institutional Class	Class R
Shareholder Fees (fees paid directly from your investment)
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00%(1)	2.00%(1)	2.00%(1)	2.00%(1)
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00	$12.00

Annual Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	0.90%(2)	0.90%(2)	0.90%(2)	0.90%(2)
Distribution and/or Service (12b-1) Fees	None	0.25%	None	0.50%
Other Expenses	0.61%	3.90%	0.07%(2)	0.38%(2)
Total Annual Operating Expenses	1.51%	5.05%	0.97%	1.78%
Expense (Reduction)/Recoupment	(0.26)%	(3.55)%	(0.02)%	(0.03)%
Net Annual Operating Expenses	1.25%(3)	1.50%(3)	0.95%(3)	1.75%(3)
(1)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(2)	The “Management Fees” information in the table includes fees for advisory and administrative services. “Other Expenses” for Institutional Class and Class R shares are estimates.
(3)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual commitment to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Fund’s expenses do not exceed certain limits. Specifically, Old Mutual Capital has contractually agreed to limit total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to 1.25%, 1.50%, 0.95% and 1.75% for Class Z, Advisor Class, Institutional Class and Class R shares, respectively. In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Fund’s total annual operating expenses: fund level expenses (e.g. management fees, custody fees, trustee fees) and class level expenses (e.g. distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs). Fund level expenses are limited to 0.95% for each class and class level expenses are limited to 0.30%, 0.55%, 0.00% and 0.80% for Class Z, Advisor Class, Institutional Class and Class R shares, respectively. Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the expense limits discussed above, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former advisor have agreed not to seek reimbursement for fees waived or expenses absorbed by the former advisor.

Effective January 1, 2009, Old Mutual Capital contractually agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 2.75%, 3.00%, 2.75% and 3.25% for Class Z, Advisor Class, Institutional Class and Class R shares, respectively, through December 31, 2016. Old Mutual Capital will consider further reductions to these limits on an annual basis. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5%

return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the lesser of the Total Annual Operating Expenses as presented in the Fees and Expenses Table or the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class Z	$127	$451	$799	$1,780
Advisor Class	$153	$787	$1,446	$3,211
Institutional Class	$97	$308	$536	$1,192
Class R	$178	$556	$960	$2,088

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10-year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses.

The annual expense ratios are the lesser of that stated in the Fees and Expenses Table or the contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class Z Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.25%	3.75%	$10,375	$127
2	10.25%	1.51%	7.37%	$10,737	$159
3	15.76%	1.51%	11.12%	$11,112	$165
4	21.55%	1.51%	15.00%	$11,500	$171
5	27.63%	1.51%	19.01%	$11,901	$177
6	34.01%	1.51%	23.16%	$12,316	$183
7	40.71%	1.51%	27.46%	$12,746	$189
8	47.75%	1.51%	31.91%	$13,191	$196
9	55.13%	1.51%	36.51%	$13,651	$203
10	62.89%	1.51%	41.28%	$14,128	$210

Total Gain After Fees & Expenses				$4,128
Total Annual Fees & Expenses					$1,780

Advisor Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.50%	3.50%	$10,350	$153
2	10.25%	3.00%	5.57%	$10,557	$314
3	15.76%	3.00%	7.68%	$10,768	$320
4	21.55%	3.00%	9.84%	$10,984	$326
5	27.63%	3.00%	12.03%	$11,203	$333
6	34.01%	3.00%	14.27%	$11,427	$339
7	40.71%	3.00%	16.56%	$11,656	$346
8	47.75%	3.00%	18.89%	$11,889	$353
9	55.13%	3.00%	21.27%	$12,127	$360
10	62.89%	3.00%	23.69%	$12,369	$367

Total Gain After Fees & Expenses				$2,369
Total Annual Fees & Expenses					$3,211

Institutional Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.95%	4.05%	$10,405	$97
2	10.25%	0.97%	8.24%	$10,824	$103
3	15.76%	0.97%	12.60%	$11,260	$108
4	21.55%	0.97%	17.13%	$11,713	$112
5	27.63%	0.97%	21.85%	$12,185	$116
6	34.01%	0.97%	26.75%	$12,675	$121
7	40.71%	0.97%	31.85%	$13,185	$126
8	47.75%	0.97%	37.16%	$13,716	$131
9	55.13%	0.97%	42.69%	$14,269	$136
10	62.89%	0.97%	48.43%	$14,843	$142

Total Gain After Fees & Expenses				$4,843
Total Annual Fees & Expenses					$1,192

Class R Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.75%	3.25%	$10,325	$178
2	10.25%	1.78%	6.58%	$10,658	$186
3	15.76%	1.78%	10.01%	$11,001	$192
4	21.55%	1.78%	13.56%	$11,356	$199
5	27.63%	1.78%	17.22%	$11,722	$205
6	34.01%	1.78%	21.00%	$12,100	$212
7	40.71%	1.78%	24.90%	$12,490	$218
8	47.75%	1.78%	28.92%	$12,892	$225
9	55.13%	1.78%	33.08%	$13,308	$233
10	62.89%	1.78%	37.37%	$13,737	$240

Total Gain After Fees & Expenses				$3,737
Total Annual Fees & Expenses					$2,088

[On side panel:Ticker symbols:Class Z – OBMEX

Advisor Class – OZZAX
Institutional Class – OIMMX
Class R – ORMMX]

Old Mutual Mid-Cap Fund

Morningstar Category: Mid-Cap Core	Sub-Advisor: Liberty Ridge Capital, Inc.

INVESTMENT APPROACH

The Fund seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-cap companies. For purposes of this Fund, mid-cap companies are those companies with market capitalizations similar to the companies in the S&P MidCap 400 Index. As of February 28, 2007, the S&P MidCap 400 Index included companies with market capitalizations between $479 million and $12 billion. The market capitalization of the companies in the Fund’s portfolio and the S&P MidCap 400 Index changes over time and the Fund will not automatically sell or stop buying stock of a company it already owns if the company’s market capitalization grows or falls out of this range. Equity securities in which the Fund may invest include common and preferred stocks.

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Advisor’s determination of an investment’s value or the Sub-Advisor may misgauge that value.

Small and Mid-Cap Company Risk. The Fund primarily invests in mid-cap companies and also may invest in small-cap companies. While small-cap companies, and to an extent mid-cap companies, may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap and mid-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap or mid-cap issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to arrangements with the Fund’s current and former investment advisor. The Fund’s returns would have been lower if the expense limitations had not been in effect.

The performance shown in the bar chart and the Best Quarter and Worst Quarter returns for the periods shown are for the Fund’s Class Z shares. Performance for the Fund’s other share classes will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2006 – Class Z Shares

1998	27.84%
1999	21.72%
2000	26.17%
2001	7.79%
2002	(19.79)%
2003	34.53%
2004	18.01%
2005	6.41%
2006	13.32%

The Fund’s Class Z shares year-to-date return as of March 31, 2007 was 1.93%.

Best Quarter:	Q4 1998	30.07%
Worst Quarter:	Q3 2001	(18.53)%

The table below compares the average annual total return information for Class Z and Advisor Class shares to the S&P MidCap 400 Index, a widely recognized unmanaged index that measures the performance of 400 mid-cap stocks. Performance for Institutional Class and Class R shares is not provided as those share classes do not have a full year of performance.

Average Annual Total Returns as of December 31, 2006

	Inception	Past	Past	Since
	Date	1 Year	5 Years	Inception
Class Z	4/30/97

Before Taxes		13.32%	8.96%	17.10%

After Taxes on Distributions		8.39%	7.26%	13.47%

After Taxes on Distributions
and Sale of Fund Shares*		12.16%	7.25%	13.03%

Advisor Class	10/31/01

Before Taxes		13.00%	8.68	11.26%

S&P MidCap 400 Index	4/30/97

(Reflects No Deduction for

Fees, Expenses or Taxes)	10.32%	10.89%	13.83%

*

When the return After Taxes on Distributions and Sale of Fund Shares is greater than the return After Taxes on Distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

After-tax performance is shown for Class Z shares. After-tax performance for the Fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

The following table describes the shareholder fees and annual operating expenses you may pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your advisor or broker.

Fees and Expenses Table

	Class Z	Advisor Class	Institutional Class	Class R
Shareholder Fees (fees paid directly from your investment)
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00%(1)	2.00%(1)	2.00%(1)	2.00%(1)
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00	$12.00

Annual Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.95%(2)	0.95%(2)	0.95%(2)	0.95%(2)
Distribution and/or Service (12b-1) Fees	None	0.25%	None	0.50%
Other Expenses	0.43%	0.41%	0.07%(2)	0.30%(2)
Total Annual Operating Expenses	1.38%	1.61%	1.02%	1.75%
Expense (Reduction)/Recoupment	(0.18)%	(0.16)%	(0.02)%	(0.05)%
Net Annual Operating Expenses	1.20%(3)	1.45%(3)	1.00%(3)	1.70%(3)

(1)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(2)	The “Management Fees” information in the table includes fees for advisory and administrative services. “Other Expenses” for Institutional Class and Class R shares are estimates.
(3)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual commitment to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Fund’s expenses do not exceed certain limits. Specifically, Old Mutual Capital has contractually agreed to limit total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to 1.20%, 1.45%, 1.00% and 1.70% for Class Z, Advisor Class, Institutional Class and Class R shares, respectively. In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Fund’s total annual operating expenses: fund level expenses (e.g. management fees, custody fees, trustee fees) and class level expenses (e.g. distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs). Fund level expenses are limited to 1.00% for each class and class level expenses are limited to 0.20%, 0.45%, 0.00% and 0.70% for Class Z, Advisor Class, Institutional Class and Class R shares, respectively. Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the expense limits discussed above, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former advisor have agreed not to seek reimbursement for fees waived or expenses absorbed by the former advisor.

Effective January 1, 2009, Old Mutual Capital contractually agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 2.75%, 3.00%, 2.75% and 3.25% for Class Z, Advisor Class, Institutional Class and Class R shares, respectively, through December 31, 2016. Old Mutual Capital will consider further reductions to these limits on an annual basis. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the lesser of the Total Annual Operating Expenses as presented in the Fees and Expenses Table or the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class Z	$122	$419	$738	$1,642
Advisor Class	$148	$493	$861	$1,897
Institutional Class	$102	$323	$562	$1,248
Class R	$173	$547	$946	$2,062

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10-year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses.

The annual expense ratios are the lesser of that stated in the Fees and Expenses Table or the contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class Z Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.20%	3.80%	$10,380	$122
2	10.25%	1.38%	7.56%	$10,756	$146
3	15.76%	1.38%	11.45%	$11,145	$151
4	21.55%	1.38%	15.49%	$11,549	$157
5	27.63%	1.38%	19.67%	$11,967	$162
6	34.01%	1.38%	24.00%	$12,400	$168
7	40.71%	1.38%	28.49%	$12,849	$174
8	47.75%	1.38%	33.14%	$13,314	$181
9	55.13%	1.38%	37.96%	$13,796	$187
10	62.89%	1.38%	42.95%	$14,295	$194

Total Gain After Fees & Expenses				$4,295
Total Annual Fees & Expenses					$1,642

Advisor Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.45%	3.55%	$10,355	$148
2	10.25%	1.61%	7.06%	$10,706	$170
3	15.76%	1.61%	10.69%	$11,069	$175
4	21.55%	1.61%	14.44%	$11,444	$181
5	27.63%	1.61%	18.32%	$11,832	$187
6	34.01%	1.61%	22.33%	$12,233	$194
7	40.71%	1.61%	26.48%	$12,648	$200
8	47.75%	1.61%	30.77%	$13,077	$207
9	55.13%	1.61%	35.20%	$13,520	$214
10	62.89%	1.61%	39.78%	$13,978	$221

Total Gain After Fees & Expenses				$3,978
Total Annual Fees & Expenses					$1,897

Institutional Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.00%	4.00%	$10,400	$102
2	10.25%	1.02%	8.14%	$10,814	$108
3	15.76%	1.02%	12.44%	$11,244	$113
4	21.55%	1.02%	16.91%	$11,691	$117
5	27.63%	1.02%	21.56%	$12,156	$122
6	34.01%	1.02%	26.40%	$12,640	$127
7	40.71%	1.02%	31.43%	$13,143	$132
8	47.75%	1.02%	36.66%	$13,666	$137
9	55.13%	1.02%	42.10%	$14,210	$142
10	62.89%	1.02%	47.75%	$14,775	$148

Total Gain After Fees & Expenses				$4,775
Total Annual Fees & Expenses					$1,248

Class R Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.70%	3.30%	$10,330	$173
2	10.25%	1.75%	6.65%	$10,665	$184
3	15.76%	1.75%	10.12%	$11,012	$190
4	21.55%	1.75%	13.69%	$11,369	$196
5	27.63%	1.75%	17.38%	$11,738	$203
6	34.01%	1.75%	21.19%	$12,119	$209
7	40.71%	1.75%	25.12%	$12,512	$216
8	47.75%	1.75%	29.19%	$12,919	$223
9	55.13%	1.75%	33.38%	$13,338	$230
10	62.89%	1.75%	37.71%	$13,771	$238

Total Gain After Fees & Expenses				$3,771
Total Annual Fees & Expenses					$2,062

[On side panel:Ticker symbols:Class Z – OBHEX

Advisor Class – OAGSX
Institutional Class – OIGSX
Class R – ORGSX]

Old Mutual Select Growth Fund

Morningstar Category: Large Growth

Sub-Advisors: Ashfield Capital Partners, LLC and Turner Investment Partners, Inc.

INVESTMENT APPROACH

The Fund, seeks to provide investors with long-term capital growth. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with favorable growth prospects. Each Sub-Advisor will invest its portion of the Fund in not more than 40 companies. While the Fund may invest in companies of any market capitalization, the Fund generally invests in large-cap companies. Equity securities in which the Fund may invest include common and preferred stocks.

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize a Sub-Advisor’s determination of an investment’s value or a Sub-Advisor may misgauge that value.

Investment Style Risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Fund’s growth style of investing, and the Fund’s returns may vary considerably from other equity funds using different investment styles.

Small and Mid-Cap Company Risk. The Fund may invest in small-cap or mid-cap growth companies. While small-cap and mid-cap companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap and mid-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap or mid-cap issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to arrangements with the Fund’s current and former investment advisor. The Fund’s returns would have been lower if the expense limitations had not been in effect. Prior to January 1, 2006, the Fund was managed by an investment advisor different than the Fund’s current Advisor and Sub-Advisors and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future. Prior to February 10, 2007, the Fund was co-managed by a sub-advisor other than Ashfield and the Fund’s performance prior to that date may not be indicative of how it will perform in the future.

The performance shown in the bar chart and the Best Quarter and Worst Quarter returns for the periods shown are for the Fund’s Class Z shares. Performance for the Fund’s other share classes will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2006 – Class Z Shares

1997	6.84%
1998	19.02%
1999	160.89%
2000	(24.55)%
2001	(40.84)%
2002	(33.95)%
2003	30.23%
2004	6.72%
2005	4.24%
2006	7.54%

The Fund’s Class Z shares year-to-date return as of March 31, 2007 was 1.83%.

Best Quarter:	Q4 1999	130.62%
Worst Quarter:	Q4 2000	(43.15)%

The table below compares the average annual total return information for Class Z shares to the Russell 3000® Growth Index, a widely recognized, unmanaged index that measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. Performance for Advisor Class, Institutional Class and Class R shares is not provided as those share classes do not have a full year of performance.

Average Annual Total Returns as of December 31, 2006

	Inception	Past	Past	Past
	Date	1 Year	5 Years	10 Years
Class Z	4/5/95

Before Taxes		7.54%	0.58%	4.30%

After Taxes on Distributions		7.54%	0.58%	3.82%

After Taxes on Distributions and

Sale of Fund Shares	4.90%	0.49%	3.69%

Russell 3000® Growth Index

(Reflects No Deduction for
Fees, Expenses or Taxes)	9.46%	3.02%	5.34%

After-tax performance is shown for the Fund’s Class Z shares. After-tax performance for the Fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

The following table describes the shareholder fees and annual operating expenses you may pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your advisor or broker.

Fees and Expenses Table

	Class Z	Advisor Class	Institutional Class	Class R
Shareholder Fees (fees paid directly from your investment)
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00%(1)	2.00%(1)	2.00%(1)	2.00%(1)
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00	$12.00

Annual Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.90%(2)	0.90%(2)	0.90%(2)	0.90%(2)
Distribution and/or Service (12b-1) Fees	None	0.25%	None	0.50%
Other Expenses	0.71%	0.43%(2)	0.08%(2)	0.43%(2)
Total Annual Operating Expenses	1.61%	1.58%	0.98%	1.83%
Expense (Reduction)/Recoupment	(0.36)%	(0.08)%	(0.03)%	(0.08)%
Net Annual Operating Expenses	1.25%(3)	1.50%(3)	0.95%(3)	1.75%(3)

(1)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(2)	The “Management Fees” information in the table includes fees for advisory and administrative services. “Other Expenses” for Advisor Class, Institutional Class, and Class R shares are estimates.
(3)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual commitment to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Fund’s expenses do not exceed certain limits. Specifically, Old Mutual Capital has contractually agreed to limit total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to 1.25%, 1.50%, 0.95% and 1.75% for Class Z, Advisor Class, Institutional Class and Class R shares, respectively. In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Fund’s total annual operating expenses: fund level expenses (e.g. management fees, custody fees, trustee fees) and class level expenses (e.g. distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs). Fund level expenses are limited to 0.95% for each class and class level expenses are limited to 0.30%, 0.55%, 0.00% and 0.80% for Class Z, Advisor Class, Institutional Class and Class R shares, respectively. Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the expense limits discussed above, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former advisor have agreed not to seek reimbursement for fees waived or expenses absorbed by the former advisor.

Effective January 1, 2009, Old Mutual Capital contractually agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 2.75%, 3.00%, 2.75% and 3.25% for Class Z, Advisor Class, Institutional Class and Class R shares, respectively, through December 31, 2016. Old Mutual Capital will consider further reductions to these limits on an annual basis. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the lesser of the Total Annual Operating Expenses as presented in the Fees and Expenses Table or the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class Z	$127	$473	$843	$1,882
Advisor Class	$153	$491	$853	$1,873
Institutional Class	$97	$309	$539	$1,200
Class R	$178	$568	$983	$2,142

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10-year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses.

The annual expense ratios are the lesser of that stated in the Fees and Expenses Table or the contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class Z Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.25%	3.75%	$10,375	$127
2	10.25%	1.61%	7.27%	$10,727	$170
3	15.76%	1.61%	10.90%	$11,090	$176
4	21.55%	1.61%	14.66%	$11,466	$182
5	27.63%	1.61%	18.55%	$11,855	$188
6	34.01%	1.61%	22.57%	$12,257	$194
7	40.71%	1.61%	26.72%	$12,672	$201
8	47.75%	1.61%	31.02%	$13,102	$207
9	55.13%	1.61%	35.46%	$13,546	$215
10	62.89%	1.61%	40.05%	$14,005	$222

Total Gain After Fees & Expenses				$4,005
Total Annual Fees & Expenses					$1,882

Advisor Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.50%	3.50%	$10,350	$153
2	10.25%	1.58%	7.04%	$10,704	$166
3	15.76%	1.58%	10.70%	$11,070	$172
4	21.55%	1.58%	14.48%	$11,448	$178
5	27.63%	1.58%	18.40%	$11,840	$184
6	34.01%	1.58%	22.45%	$12,245	$190
7	40.71%	1.58%	26.63%	$12,663	$197
8	47.75%	1.58%	30.96%	$13,096	$204
9	55.13%	1.58%	35.44%	$13,544	$211
10	62.89%	1.58%	40.07%	$14,007	$218

Total Gain After Fees & Expenses				$4,007
Total Annual Fees & Expenses					$1,873

Institutional Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.95%	4.05%	$10,405	$97
2	10.25%	0.98%	8.23%	$10,823	$104
3	15.76%	0.98%	12.58%	$11,258	$108
4	21.55%	0.98%	17.10%	$11,710	$113
5	27.63%	0.98%	21.81%	$12,181	$117
6	34.01%	0.98%	26.70%	$12,670	$122
7	40.71%	0.98%	31.79%	$13,179	$127
8	47.75%	0.98%	37.08%	$13,708	$132
9	55.13%	0.98%	42.59%	$14,259	$137
10	62.89%	0.98%	48.32%	$14,832	$143

Total Gain After Fees & Expenses				$4,832
Total Annual Fees & Expenses					$1,200

Class R Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.75%	3.25%	$10,325	$178
2	10.25%	1.83%	6.52%	$10,652	$192
3	15.76%	1.83%	9.90%	$10,990	$198
4	21.55%	1.83%	13.38%	$11,338	$204
5	27.63%	1.83%	16.98%	$11,698	$211
6	34.01%	1.83%	20.68%	$12,068	$218
7	40.71%	1.83%	24.51%	$12,451	$224
8	47.75%	1.83%	28.45%	$12,845	$232
9	55.13%	1.83%	32.53%	$13,253	$239
10	62.89%	1.83%	36.73%	$13,673	$246

Total Gain After Fees & Expenses				$3,673
Total Annual Fees & Expenses					$2,142

[On side panel:	Ticker symbols:	Class Z – OBSWX
Advisor Class – OVAAX
Institutional Class – OICSX
Class R – ORSCX]

Old Mutual Small Cap Fund

Morningstar Category: Small Blend

Sub-Advisors: Eagle Asset Management, Inc. and Liberty Ridge Capital, Inc.

INVESTMENT APPROACH

The Fund seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies. For purposes of this Fund, small cap companies are those companies with market capitalizations similar to the companies in the Russell 2000® Index. As of February 28, 2007, the Russell 2000® Index included companies with market capitalizations between $74 million and $3.7 billion. The market capitalization of the companies in the Fund’s portfolio and the Russell 2000® Index changes over time and the Fund will not automatically sell or stop buying stock of a company it already owns if the company’s market capitalization grows or falls out of this range. Equity securities in which the Fund may invest include common and preferred stocks.

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize a Sub-Advisor’s determination of an investment’s value or a Sub-Advisor may misgauge that value.

Small Company Risk. The Fund invests primarily in small-cap companies. While small-cap companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to arrangements with the Fund’s current and former investment advisor. The Fund’s returns would have been lower if the expense limitations had not been in effect. As of January 1, 2006, certain of the Fund’s assets began to be managed by a Sub-Advisor different than the Fund’s former advisor, and the Fund’s former advisor became a Sub-Advisor to the Fund. As a result, the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.

The performance shown in the bar chart and the Best Quarter and Worst Quarter returns for the periods shown are for the Fund’s Class Z shares. Performance for the Fund’s other share classes will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2006 – Class Z Shares

1998	1.13%
1999	18.63%
2000	32.87%
2001	4.93%
2002	(31.98)%
2003	38.82%
2004	15.60%
2005	2.04%
2006	16.70%

The Fund’s Class Z shares year-to-date return as of March 31, 2007 was 3.99%.

Best Quarter:	Q4 2001	25.70%
Worst Quarter:	Q3 2002	(22.04)%

The table below compares the average annual total return information for Class Z and Advisor Class shares to the Russell 2000® Index, a widely recognized, unmanaged index that tracks the performance of 2,000 small-cap stocks. Performance for Institutional Class and Class R shares is not provided as those share classes do not have a full year of performance.

Average Annual Total Returns as of December 31, 2006

	Inception	Past	Past	Since
	Date	1 Year	5 Years	Inception
Class Z	4/30/97

Before Taxes		16.70%	5.39%	12.64%

After Taxes on Distributions		16.70%	5.39%	11.91%

After Taxes on Distributions
and Sale of Fund Shares		10.86%	4.65%	10.80%

Advisor Class	12/29/00

Before Taxes		16.41%	5.14%	5.06%

Russell 2000® Index	4/30/97

(Reflects No Deduction for
Fees, Expenses or Taxes)		18.37%	11.39%	10.34%

After-tax performance is shown for Class Z shares. After-tax performance for the Fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

The following table describes the shareholder fees and annual operating expenses you may pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your advisor or broker.

Fees and Expenses Table

	Class Z	Advisor Class	Institutional Class	Class R
Shareholder Fees (fees paid directly from your investment)
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00%(1)	2.00%(1)	2.00%(1)	2.00%(1)
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00	$12.00

Annual Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	1.00%(2)	1.00%(2)	1.00%(2)	1.00%(2)
Distribution and/or Service (12b-1) Fees	None	0.25%	None	0.50%
Other Expenses	0.67%	69.64%	0.11%(2)	0.44%(2)
Total Annual Operating Expenses	1.67%	70.89%	1.11%	1.94%
Expense (Reduction)/Recoupment	(0.42)%	(69.39)%	(0.01)%	(0.19)%
Net Annual Operating Expenses	1.25%(3)	1.50%(3)	1.10%(3)	1.75%(3)

(1)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(2)	The “Management Fees” information in the table includes fees for advisory and administrative services. “Other Expenses” for Institutional Class and Class R shares are estimates.
(3)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual commitment to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Fund’s expenses do not exceed certain limits. Specifically, Old Mutual Capital has contractually agreed to limit total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to 1.25%, 1.50%, 1.10% and 1.75% for Class Z, Advisor Class, Institutional Class and Class R shares, respectively. In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Fund’s total annual operating expenses: fund level expenses (e.g. management fees, custody fees, trustee fees) and class level expenses (e.g. distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs). Fund level expenses are limited to 1.10% for each class and class level expenses are limited to 0.15%, 0.40%, 0.00% and 0.65% for Class Z, Advisor Class, Institutional Class and Class R shares, respectively. Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the expense limits discussed above, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former advisor have agreed not to seek reimbursement for fees waived or expenses absorbed by the former advisor.

Effective January 1, 2009, Old Mutual Capital contractually agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 2.75%, 3.00%, 2.75% and 3.25% for Class Z, Advisor Class, Institutional Class and Class R shares, respectively, through December 31, 2016. Old Mutual Capital will consider further reductions to these limits on an annual basis. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment as described in footnote 3 to the Fees and Expenses Table above. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class Z	$127	$485	$867	$1,940
Advisor Class	$153	$787	$1,446	$3,211
Institutional Class	$112	$352	$611	$1,353
Class R	$178	$590	$1,028	$2,247

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10-year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses.

The annual expense ratios are the lesser of that stated in the Fees and Expenses Table or the contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class Z Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.25%	3.75%	$10,375	$127
2	10.25%	1.67%	7.20%	$10,720	$176
3	15.76%	1.67%	10.77%	$11,077	$182
4	21.55%	1.67%	14.46%	$11,446	$188
5	27.63%	1.67%	18.28%	$11,828	$194
6	34.01%	1.67%	22.21%	$12,221	$201
7	40.71%	1.67%	26.28%	$12,628	$207
8	47.75%	1.67%	30.49%	$13,049	$214
9	55.13%	1.67%	34.83%	$13,483	$222
10	62.89%	1.67%	39.32%	$13,932	$229

Total Gain After Fees & Expenses				$3,932
Total Annual Fees & Expenses					$1,940

Advisor Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.50%	3.50%	$10,350	$153
2	10.25%	3.00%	5.57%	$10,557	$314
3	15.76%	3.00%	7.68%	$10,768	$320
4	21.55%	3.00%	9.84%	$10,984	$326
5	27.63%	3.00%	12.03%	$11,203	$333

6	34.01%	3.00%	14.27%	$11,427	$339
7	40.71%	3.00%	16.56%	$11,656	$346
8	47.75%	3.00%	18.89%	$11,889	$353
9	55.13%	3.00%	21.27%	$12,127	$360
10	62.89%	3.00%	23.69%	$12,369	$367

Total Gain After Fees & Expenses				$2,369
Total Annual Fees & Expenses					$3,211

Institutional Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.10%	3.90%	$10,390	$112
2	10.25%	1.11%	7.94%	$10,794	$118
3	15.76%	1.11%	12.14%	$11,214	$122
4	21.55%	1.11%	16.50%	$11,650	$127
5	27.63%	1.11%	21.02%	$12,102	$132
6	34.01%	1.11%	25.73%	$12,573	$137
7	40.71%	1.11%	30.62%	$13,062	$143
8	47.75%	1.11%	35.70%	$13,570	$148
9	55.13%	1.11%	40.97%	$14,097	$154
10	62.89%	1.11%	46.45%	$14,645	$160

Total Gain After Fees & Expenses				$4,645
Total Annual Fees & Expenses					$1,353

Class R Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.75%	3.25%	$10,325	$178
2	10.25%	1.94%	6.41%	$10,641	$203
3	15.76%	1.94%	9.67%	$10,967	$209
4	21.55%	1.94%	13.03%	$11,303	$216
5	27.63%	1.94%	16.49%	$11,649	$222
6	34.01%	1.94%	20.05%	$12,005	$229
7	40.71%	1.94%	23.73%	$12,373	$236
8	47.75%	1.94%	27.52%	$12,752	$244
9	55.13%	1.94%	31.42%	$13,142	$251
10	62.89%	1.94%	35.44%	$13,544	$259

Total Gain After Fees & Expenses	$3,544
Total Annual Fees & Expenses		$2,247

[On side panel:Ticker symbols:Class Z – OSSCX

Advisor Class – OBSSX
Institutional Class – OISSX
Class R – ORSSX]

Old Mutual Strategic Small Company Fund

Morningstar Category: Small Growth

Sub-Advisors:	Copper Rock Capital Partners, LLC; Eagle Asset Management, Inc.; and

Liberty Ridge Capital, Inc.

INVESTMENT APPROACH

The Fund seeks to provide investors with capital growth. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies. For purposes of this Fund, small cap companies are those companies with market capitalizations similar to the companies in the Russell 2000® Index. As of February 28, 2007, the Russell 2000® Index included companies with market capitalizations between $74 million and $3.7 billion. The market capitalization of the companies in the Fund’s portfolio and the Russell 2000® Index changes over time and the Fund will not automatically sell or stop buying stock of a company it already owns if the company’s market capitalization grows or falls out of this range. The Fund’s investments are allocated between companies with growth prospects, companies with value characteristics, and companies that may have growth and value characteristics. Equity securities in which the Fund may invest include common and preferred stocks.

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize a Sub-Advisor’s determination of an investment’s value or a Sub-Advisor may misgauge that value.

Small Company Risk. The Fund invests primarily in small-cap companies. While small-cap companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to arrangements with the Fund’s current and former investment advisor. The Fund’s returns would have been lower if the expense limitations had not been in effect. As of January 1, 2006, certain of the Fund’s assets began to be managed by Sub-Advisors different than the Fund’s former advisor, and the Fund’s former advisor became a Sub-Advisor to the Fund. As a result, the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.

The performance shown in the bar chart and the Best Quarter and Worst Quarter returns for the periods shown are for the Fund’s Class Z shares. Performance for the Fund’s other share classes will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2006 – Class Z Shares

1997	25.67%
1998	2.13%
1999	51.79%
2000	11.89%
2001	(9.97)%
2002	(33.31)%
2003	47.21%
2004	11.21%
2005	5.81%
2006	11.47%

The Fund’s Class Z shares year-to-date return as of March 31, 2007 was 3.70%.

Best Quarter:	Q4 1999	36.16%
Worst Quarter:	Q3 1998	(23.48)%

The table below compares the average annual total return information for Class Z and Advisor Class shares to the Russell 2000® Index, a widely recognized, unmanaged index that tracks the performance of 2000 small-cap stocks. Performance for Institutional Class and Class R shares is not provided as those share classes do not have a full year of performance.

Average Annual Total Returns as of December 31, 2006

Past
10 Years or
	Inception	Past	Past	Since
	Date	1 Year	5 Years	Inception+
Class Z	12/31/96

Before Taxes		11.47%	5.19%	9.71%

After Taxes on Distributions		6.93%	4.32%	8.05%

After Taxes on Distributions
and Sale of Fund Shares*		12.56%	4.39%	7.77%

Advisor Class

Before Taxes	8/30/02	11.14%	N/A	14.91%

Russell 2000® Index

(Reflects No Deduction for
Fees, Expenses or Taxes)		18.37%	11.39%	9.44%

+	Returns are for past 10 years or since inception, whichever is less. Index return is for past 10 years.
*

When the return After Taxes on Distributions and Sale of Fund Shares is greater than the return After Taxes on Distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

After-tax performance is shown for Class Z shares. After-tax performance for the Fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

The following table describes the shareholder fees and annual operating expenses you may pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your advisor or broker.

Fees and Expenses Table

	Class Z	Advisor Class	Institutional Class	Class R
Shareholder Fees (fees paid directly from your investment)
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00%(1)	2.00%(1)	2.00%(1)	2.00%(1)
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00	$12.00

Annual Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.95%(2)	0.95%(2)	0.95%(2)	0.95%(2)
Distribution and/or Service (12b-1) Fees	None	0.25%	None	0.50%
Other Expenses	0.68%	0.97%	0.14%(2)	0.46%(2)
Total Annual Operating Expenses	1.63%	2.17%	1.09%	1.91%
Expense (Reduction)/Recoupment	(0.28)%	(0.57)%	(0.01)%	(0.08)%
Net Annual Operating Expenses	1.35%(3)	1.60%(3)	1.08%(3)	1.83%(3)

(1)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(2)	The “Management Fees” information in the table includes fees for advisory and administrative services. “Other Expenses” for Institutional Class and Class R shares are estimates.
(3)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual commitment to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Fund’s expenses do not exceed certain limits. Specifically, Old Mutual Capital has contractually agreed to limit total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to 1.35%, 1.60%, 1.10% and 1.85% for Class Z, Advisor Class, Institutional Class and Class R shares, respectively. In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Fund’s total annual operating expenses: fund level expenses (e.g. management fees, custody fees, trustee fees) and class level expenses (e.g. distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs). Fund level expenses are limited to 1.10% for each class and class level expenses are limited to 0.25%, 0.50%, 0.00% and 0.75% for Class Z, Advisor Class, Institutional Class and Class R shares, respectively. Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the expense limits discussed above, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former advisor have agreed not to seek reimbursement for fees waived or expenses absorbed by the former advisor.

Effective January 1, 2009, Old Mutual Capital contractually agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 2.75%, 3.00%, 2.75% and 3.25% for Class Z, Advisor Class, Institutional Class and Class R shares, respectively, through December 31, 2016. Old Mutual Capital will consider further reductions to these limits on an annual basis. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the lesser of the Total Annual Operating Expenses as presented in the Fees and Expenses Table or the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class Z	$137	$487	$861	$1,911
Advisor Class	$163	$625	$1,113	$2,459
Institutional Class	$110	$346	$601	$1,330
Class R	$186	$592	$1,024	$2,226

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10-year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses.

The annual expense ratios are the lesser of that stated in the Fees and Expenses Table or the contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class Z Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.35%	3.65%	$10,365	$137
2	10.25%	1.63%	7.14%	$10,714	$172
3	15.76%	1.63%	10.75%	$11,075	$178
4	21.55%	1.63%	14.49%	$11,449	$184
5	27.63%	1.63%	18.34%	$11,834	$190
6	34.01%	1.63%	22.33%	$12,233	$196
7	40.71%	1.63%	26.46%	$12,646	$203
8	47.75%	1.63%	30.72%	$13,072	$210
9	55.13%	1.63%	35.12%	$13,512	$217
10	62.89%	1.63%	39.68%	$13,968	$224

Total Gain After Fees & Expenses				$3,968
Total Annual Fees & Expenses					$1,911

Advisor Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.60%	3.40%	$10,340	$163
2	10.25%	2.17%	6.33%	$10,633	$228
3	15.76%	2.17%	9.34%	$10,934	$234
4	21.55%	2.17%	12.43%	$11,243	$241
5	27.63%	2.17%	15.61%	$11,561	$247
6	34.01%	2.17%	18.88%	$11,888	$254
7	40.71%	2.17%	22.25%	$12,225	$262
8	47.75%	2.17%	25.71%	$12,571	$269
9	55.13%	2.17%	29.26%	$12,926	$277
10	62.89%	2.17%	32.92%	$13,292	$284

Total Gain After Fees & Expenses				$3,292
Total Annual Fees & Expenses					$2,459

Institutional Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.08%	3.92%	$10,392	$110
2	10.25%	1.09%	7.98%	$10,798	$116
3	15.76%	1.09%	12.20%	$11,220	$120
4	21.55%	1.09%	16.58%	$11,658	$125
5	27.63%	1.09%	21.14%	$12,114	$130
6	34.01%	1.09%	25.87%	$12,587	$135
7	40.71%	1.09%	30.79%	$13,079	$140
8	47.75%	1.09%	35.90%	$13,590	$146
9	55.13%	1.09%	41.21%	$14,121	$151
10	62.89%	1.09%	46.73%	$14,673	$157

Total Gain After Fees & Expenses				$4,673
Total Annual Fees & Expenses					$1,330

Class R Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.83%	3.17%	$10,317	$186
2	10.25%	1.91%	6.36%	$10,636	$200
3	15.76%	1.91%	9.64%	$10,964	$206
4	21.55%	1.91%	13.03%	$11,303	$213
5	27.63%	1.91%	16.52%	$11,652	$219
6	34.01%	1.91%	20.11%	$12,011	$226
7	40.71%	1.91%	23.82%	$12,382	$233
8	47.75%	1.91%	27.65%	$12,765	$240
9	55.13%	1.91%	31.59%	$13,159	$248
10	62.89%	1.91%	35.65%	$13,565	$255

Total Gain After Fees & Expenses				$3,565
Total Annual Fees & Expenses					$2,226

[On side panel:Ticker symbols:Class Z – OSMVX

Old Mutual TS&W Small Cap Value Fund

Morningstar Category: Small Blend	Sub-Advisor: Thompson, Siegel & Walmsley LLC

INVESTMENT APPROACH

The Fund seeks to provide investors with long-term capital growth. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies with value characteristics. For purposes of this Fund, small cap companies are those companies with market capitalizations similar to the companies in the Russell 2000® Value Index. As of February 28, 2007, the Russell 2000® Value Index included companies with market capitalizations between $85 million and $3.6 billion. The market capitalization of the companies in the Fund’s portfolio and the Russell 2000® Value Index changes over time and the Fund will not automatically sell or stop buying stock of a company it already owns if the company’s market capitalization grows or falls out of this range. The securities held in the Fund are primarily common stocks that TS&W, the Fund’s Sub-Advisor, believes present a value or potential worth that is not recognized by prevailing market prices or that have experienced some fundamental changes and are intrinsically undervalued by the investment community. Equity securities in which the Fund may invest include common and preferred stocks.

[On side panel: Fund Closed to New Investors

Effective December 31, 2004 (“Closing Day”), the Old Mutual TS&W Small Cap Value Fund closed to new investors. Only the following investments into the Fund will be accepted: additional investments and/or exchanges made by persons who already owned shares of the Fund as of the Closing Day and who have continuously maintained an investment in the Fund; new and subsequent investment made by directors, officers and employees of the Fund’s Advisor and its affiliates; and new and subsequent investments made by participants in pension plans, provided that the pension plan owned shares of the Fund as of the Closing Day.]

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Advisor’s determination of an investment’s value or the Sub-Advisor may misgauge that value.

Small Company Risk. The Fund invests primarily in small-cap companies. While small-cap companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Investment Style Risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Fund’s value style of investing, and the Fund’s returns may vary considerably from other equity funds using different investment styles.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to arrangements with the Fund’s current and former investment advisor. The Fund’s returns would have been lower if the expense limitations had not been in effect. Prior to July 25, 2003, the Class Z shares of the Fund were known as the TS&W Small Cap Value Fund, LLC. On July 25, 2003, the Fund acquired the assets of the TS&W Small Cap Value Fund, LLC (“Predecessor Fund”). The Predecessor Fund was managed by TS&W and had investment goals, strategies and policies that were substantially similar to the Fund’s. However, the Predecessor Fund was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), nor was it subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code, and the Fund’s performance prior to July 25, 2003 may not be indicative of how it will perform in the future.

The performance shown in the bar chart and the Best Quarter and Worst Quarter returns for the periods shown are for the Fund’s Class Z shares.

Year-by-Year Total Returns through December 31, 2006 – Class Z Shares

2001	17.63%
2002	(0.86)%
2003	43.24%
2004	30.60%
2005	8.43%
2006	19.51%

The Fund’s Class Z shares year-to-date return as of March 31, 2007 was 3.46%.

Best Quarter:	Q2 2003	18.82%
Worst Quarter:	Q3 2002	(15.85)%

The table below compares the average annual total return information for the Fund’s Class Z shares to the Russell 2000® Value Index, a widely recognized, unmanaged index that tracks the performance of the 2,000 small-cap companies in the Russell 2000® Value Index with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Returns as of December 31, 2006

	Inception	Past	Past	Since
	Date	1 Year	5 Years	Inception
Class Z	7/31/00

Before Taxes		19.51%	19.17%	20.69%

After Taxes on Distributions*		16.96%	N/A	N/A

After Taxes on Distributions and
Sale of Fund Shares*		16.06%	N/A	N/A

Russell 2000® Value Index

(Reflects No Deduction for
Fees, Expenses or Taxes)		23.48%	15.37%	16.17%

*

The Past 5 Years and Since Inception returns After Taxes on Distributions and After Taxes on Distributions and Sale of Fund Shares are not shown for the Predecessor Fund as the Predecessor Fund was not registered under the 1940 Act and, unlike a registered investment company, was not required to make distributions. The average annual total return of the Class Z shares before taxes from July 25, 2003 (the date the Fund acquired the Predecessor Fund) to December 31, 2006, was 23.60%. The average annual total returns of the Class Z shares After Taxes on Distributions and After Taxes on Distributions and Sale of Fund Shares from July 25, 2003 to December 31, 2006, were 22.08% and 20.49%, respectively.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

The following table describes the shareholder fees and annual operating expenses you may pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your advisor or broker.

Fees and Expenses Table

Class Z
Shareholder Fees (fees paid directly from your investment)
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00%(1)
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	1.10%(2)

Distribution and/or Service (12b-1) Fees	Not Applicable
Other Expenses	0.35%
Total Annual Operating Expenses	1.45%
Expense (Reduction)/Recoupment	(0.15)%
Net Annual Operating Expenses	1.30%(3)

(1)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(2)	The “Management Fees” information in the table includes fees for advisory and administrative services.
(3)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual commitment to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Fund’s expenses do not exceed certain limits. Specifically, Old Mutual Capital has contractually agreed to limit total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to 1.30% for the Fund’s Class Z shares. In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Fund’s total annual operating expenses: fund level expenses (e.g. management fees, custody fees, trustee fees) and class level expenses (e.g. transfer agency fees, state registration costs, printing and distribution costs). Fund level expenses are limited to 1.15% and class level expenses for Class Z shares are limited to 0.15%. Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the expense limits discussed above, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former advisor have agreed not to seek reimbursement for fees waived or expenses absorbed by the former advisor.

Effective January 1, 2009, Old Mutual Capital contractually agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 2.75% for Class Z shares through December 31, 2016. Old Mutual Capital will consider further reductions to this limit on an annual basis. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the lesser of the Total Annual Operating Expenses as presented in the Fees and Expenses Table or the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class Z	$132	$443	$777	$1,721

PERFORMANCE EXAMPLE

The following table summarizes the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10-year period. The table shows the estimated expenses that would be charged on a hypothetical investment of $10,000 assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses.

The annual expense ratios are the lesser of that stated in the Fees and Expenses Table or the contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The table also assumes the reinvestment of all dividends and distributions.

Class Z Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.30%	3.70%	$10,370	$132
2	10.25%	1.45%	7.38%	$10,738	$153
3	15.76%	1.45%	11.19%	$11,119	$158
4	21.55%	1.45%	15.14%	$11,514	$164
5	27.63%	1.45%	19.23%	$11,923	$170
6	34.01%	1.45%	23.46%	$12,346	$176
7	40.71%	1.45%	27.84%	$12,784	$182
8	47.75%	1.45%	32.38%	$13,238	$189
9	55.13%	1.45%	37.08%	$13,708	$195
10	62.89%	1.45%	41.95%	$14,195	$202

Total Gain After Fees & Expenses				$4,195
Total Annual Fees & Expenses					$1,721

[On side panel:Ticker symbols:Class Z – OBCXX

Institutional Class – OCIXX
Class R – OCRXX]

Old Mutual Cash Reserves Fund

Sub-Advisor: Wellington Management Company, LLP

INVESTMENT APPROACH

The Fund seeks to provide investors with current income while preserving principal and maintaining liquidity. To pursue this goal, the Fund invests exclusively in short-term U.S. dollar-denominated debt obligations of U.S. or foreign issuers that are rated in one of the two highest rating categories by any two nationally recognized rating organizations or that are unrated securities of comparable quality. The Fund’s holdings are primarily U.S. money market instruments, such as asset-backed securities, certificates of deposit (“CDs”), commercial paper and corporate obligations, that Wellington Management, the Fund’s Sub-Advisor, believes offer the most attractive income potential without undue risk.

[On side panel: Money Market

The Money Market is the securities market that exists to provide very short term funding to corporations, municipalities and the U.S. government. The money market specializes in debt securities that mature in less than thirteen months.]

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Interest Rate Risk. When interest rates change, the Fund’s yield will be affected. An increase in interest rates tends to increase the Fund’s yield, while a decline in interest rates tends to reduce its yield.

Credit Risk. The value of debt securities held by the Fund fluctuates with the credit quality of the issuers of those securities. Credit risk relates to the ability of the issuer to meet interest or principal payments, or both, as they become due.

Inflation Risk. Inflation risk is the risk that your investment will not provide enough income to keep pace with inflation.

Non-Diversified Fund Risk. The Fund is “non-diversified,” which means that it may own larger positions in a smaller number of securities than funds that are “diversified.” The Fund may invest up to 25% of its total assets in the securities of one issuer. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect a security’s credit quality or value. This means that an increase or decrease in the value of a single issuer may have an impact on the Fund’s yield.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[On side panel: Commercial Paper

Commercial paper is a money market instrument that is a short-term promissory note issued by a corporation.]

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to arrangements with the Fund’s current and former investment advisor. The Fund’s returns would have been lower if the expense limitations had not been in effect.

The performance shown in the bar chart and the Best Quarter and Worst Quarter returns for the periods shown are for the Fund’s Class Z shares.

Year-by-Year Total Returns through December 31, 2006 – Class Z Shares

1997	5.08%
1998	5.00%
1999	4.60%
2000	5.96%
2001	3.58%
2002	1.11%
2003	0.40%
2004	0.54%
2005	2.45%
2006	4.36%

The Fund’s Class Z shares year-to-date return as of March 31, 2007 was 1.14%.

Best Quarter:	Q3 2000	1.55%
Worst Quarter:	Q2 2004	0.06%

The table below provides average annual total return information for the Fund’s Class Z shares. The Fund’s average annual total return is compared to the Lipper Money Market Funds Average, a widely recognized composite of money market funds that invest in one of the two highest credit quality short-term money market instruments.

Average Annual Total Returns as of December 31, 2006

	Inception	Past	Past	Past
	Date	1 Year	5 Years	10 Years
Class Z	4/4/95

Before Taxes		4.36%	1.76%	3.29%

Lipper Money Market Funds Average

(Reflects No Deduction for
Fees, Expenses or Taxes)		4.20%	1.73%	3.25%

To obtain information about the Fund’s current yield, call 888-772-2888.

FEES AND EXPENSES

The following table describes the shareholder fees and annual operating expenses you may pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your advisor or broker.

Fees and Expenses Table

	Class Z	Institutional Class	Class R
Shareholder Fees (fees paid directly from your investment)
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and deducted directly from your investment)	Not Applicable	Not Applicable	Not Applicable
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00

Annual Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.40%(1)	0.40%(1)	0.40%(1)
Distribution and/or Service (12b-1) Fees	None	None	0.50%
Other Expenses	0.54%	0.38%(1)	0.48%(1)
Total Annual Operating Expenses	0.94%	0.78%	1.38%
Expense (Reduction)/Recoupment	(0.21)%	-0.07%	-0.15%
Net Annual Operating Expenses	0.73%(2)	0.71%(2)	1.23%(2)

(1)	The “Management Fees” information in the table includes fees for advisory and administrative services.
(2)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual commitment to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Fund’s expenses do not exceed certain limits. Specifically, Old Mutual Capital has contractually agreed to limit total annual operating expenses (excluding brokerage costs, interest, taxes, litigation, indemnification, and extraordinary expenses) to 0.73%, 0.73% and 1.23% for the Fund’s Class Z, Institutional Class and Class R shares, respectively. In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Fund’s total annual operating expenses: fund level expenses (e.g. management fees, custody fees, trustee fees) and class level expenses (e.g. transfer agency fees, state registration costs, printing and distribution costs). Fund level expenses are limited to 0.45% and class level expenses are limited to 0.28%, 0.28% and 0.78% for Class Z, Institutional Class and Class R shares, respectively. Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the expense limits discussed above, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former advisor have agreed not to seek reimbursement for fees waived or expenses absorbed by the former advisor.

Effective January 1, 2009, Old Mutual Capital contractually agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, litigation, indemnification, and extraordinary expenses) to an annual rate of 2.75%, 2.75% and 3.25% for Class Z, Institutional Class and Class R shares, respectively, through December 31, 2016. Old Mutual Capital will consider further reductions to these limits on an annual basis. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the lesser of the Total Annual Operating Expenses as presented in the Fees and Expenses Table or the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class Z	$75	$279	$500	$1,135
Institutional Class	$73	$243	$427	$960
Class R	$125	$422	$741	$1,644

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10-year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses.

The annual expense ratios are the lesser of that stated in the Fees and Expenses Table or the contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class Z Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.73%	4.27%	$10,427	$75
2	10.25%	0.94%	8.50%	$10,850	$100
3	15.76%	0.94%	12.91%	$11,291	$104
4	21.55%	0.94%	17.49%	$11,749	$108
5	27.63%	0.94%	22.26%	$12,226	$113
6	34.01%	0.94%	27.23%	$12,723	$117
7	40.71%	0.94%	32.39%	$13,239	$122

8	47.75%	0.94%	37.77%	$13,777	$127
9	55.13%	0.94%	43.36%	$14,336	$132
10	62.89%	0.94%	49.18%	$14,918	$137

Total Gain After Fees & Expenses				$4,918
Total Annual Fees & Expenses					$1,135

Institutional Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.71%	4.29%	$10,429	$73
2	10.25%	0.78%	8.69%	$10,869	$83
3	15.76%	0.78%	13.28%	$11,328	$87
4	21.55%	0.78%	18.06%	$11,806	$90
5	27.63%	0.78%	23.04%	$12,304	$94
6	34.01%	0.78%	28.23%	$12,823	$98
7	40.71%	0.78%	33.64%	$13,364	$102
8	47.75%	0.78%	39.28%	$13,928	$106
9	55.13%	0.78%	45.16%	$14,516	$111
10	62.89%	0.78%	51.29%	$15,129	$116

Total Gain After Fees & Expenses				$5,129
Total Annual Fees & Expenses					$960

Class R Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.23%	3.77%	$10,377	$125
2	10.25%	1.38%	7.53%	$10,753	$146
3	15.76%	1.38%	11.42%	$11,142	$151
4	21.55%	1.38%	15.45%	$11,545	$157
5	27.63%	1.38%	19.63%	$11,963	$162
6	34.01%	1.38%	23.96%	$12,396	$168
7	40.71%	1.38%	28.45%	$12,845	$174
8	47.75%	1.38%	33.10%	$13,310	$180
9	55.13%	1.38%	37.92%	$13,792	$187
10	62.89%	1.38%	42.91%	$14,291	$194

Total Gain After Fees & Expenses				$4,291
Total Annual Fees & Expenses					$1,644

[On side panel:	Ticker symbols:	Class Z – OBFJX
Advisor Class – OADIX
Institutional Class – OIDIX
Class R – ORDIX]

Old Mutual Dwight Intermediate Fixed Income Fund

Morningstar Category: Intermediate-Term Bond	Sub-Advisor: Dwight Asset Management Company

INVESTMENT APPROACH

The Fund seeks to provide investors with a high level of current income consistent with relative stability of principal. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income securities of varying maturities. The Fund generally invests in investment grade fixed income securities but may invest up to 15% of its assets in high yield securities. The Fund may also invest in derivative instruments such as options, futures contracts, and options on indices and may engage in certain investment techniques which create market exposure, such as dollar rolls. The Fund’s investment duration typically ranges from 75% to 125% of the average duration of the Lehman Brothers Intermediate Aggregate Bond Index. The Fund’s dollar weighted average maturity will typically be between 3 and 10 years.

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Credit Risk. The value of the debt securities held by the Fund fluctuates with the credit quality of the issuers of those securities. Credit risk relates to the ability of the issuer to make payments of principal and interest when due, including default risk. Securities issued by certain U.S. government agencies and instrumentalities, such as the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Tennessee Valley Authority, are not supported by the full faith and credit of the U.S. Treasury, but only by their ability to borrow from the Treasury, other forms of governmental support, or by their own credit. Therefore, these securities have greater credit risk than Treasury securities.

Interest Rate Risk. When interest rates change, the value of the Fund’s holdings will be affected. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values.

Prepayment Risk. This risk relates primarily to mortgage-backed securities. During a period of declining interest rates, homeowners may refinance their high-rate mortgages and prepay the principal. Cash from these prepayments flows through to prepay the mortgage-backed securities, necessitating reinvestment in bonds with lower interest rates, which may lower the return of the Fund.

High Yield Risk. The Fund may invest in high yield securities (commonly known as “junk bonds”) which may be subject to greater levels of interest rate, credit and liquidity risk than investment grade securities. These securities may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for junk bonds and reduce the Fund’s ability to sell these securities (liquidity risk). If the user or a security is in default with respect to interest or principal payments, the Fund may lose its investment in the issue.

Changes in Debt Ratings. If a rating agency gives a debt security a lower rating, the value of the security may decline because investors may demand a higher rate of return.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to arrangements with the Fund’s current and former investment advisor. The Fund’s returns would have been lower if the expense limitations had not been in effect.

The performance shown in the bar chart and the Best Quarter and Worst Quarter returns for the periods shown are for the Fund’s Class Z shares. Performance for the Fund’s other share classes will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2006 – Class Z Shares

2004	5.17%
2005	2.69%
2006	4.43%

The Fund’s Class Z shares year-to-date return as of March 31, 2007 was 1.35%.

Best Quarter:	Q3 2006	3.14%
Worst Quarter:	Q1 2005	(0.15)%

The table below compares the average annual total return information for Class Z shares to the Lehman Intermediate U.S. Aggregate Index, a widely recognized, unmanaged index of fixed income securities with medium term durations. Performance for Advisor Class, Institutional Class and Class R shares is not provided as those share classes do not have a full year of performance.

Average Annual Total Returns as of December 31, 2006

	Inception	Past	Past	Since
	Date	1 Year	5 Years	Inception
Class Z	7/31/03

Before Taxes		4.43%	N/A	5.04%

After Taxes on Distributions		2.79%	N/A	3.33%

After Taxes on Distributions and
Sale of Fund Shares*		2.85%	N/A	3.31%

Lehman Intermediate U.S. Aggregate Index

(Reflects No Deduction for Fees,
Expenses or Taxes)	4.57%	N/A	3.93%

*

When the return After Taxes on Distributions and Sale of Fund Shares is greater than the return After Taxes on Distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

After-tax performance is shown for the Fund’s Class Z shares. After-tax performance for the Fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

The following table describes the shareholder fees and annual operating expenses you may pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your advisor or broker.

Fees and Expenses Table

	Class Z	Advisor Class	Institutional Class	Class R
Shareholder Fees (fees paid directly from your investment)
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00%(1)	2.00%(1)	2.00%(1)	2.00%(1)
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00	$12.00

Annual Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.45%(2)	0.45%(2)	0.45%(2)	0.45%(2)
Distribution and/or Service (12b-1) Fees	None	0.25%	None	0.50%
Other Expenses	1.15%	1.02%(2)	0.39%(2)	1.02%(2)
Total Annual Operating Expenses	1.60%	1.72%	0.84%	1.97%
Expense (Reduction)/Recoupment	(0.75)%	(0.62)%	(0.24)%	(0.62)%
Net Annual Operating Expenses	0.85%(3)	1.10%(3)	0.60%(3)	1.35%(3)

(1)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(2)	The “Management Fees” information in the table includes fees for advisory and administrative services. “Other Expenses” for Advisor Class, Institutional Class, and Class R shares are estimates.
(3)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual commitment to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Fund’s expenses do not exceed certain limits. Specifically, Old Mutual Capital has contractually agreed to limit total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to 0.85%, 1.10%, 0.60% and 1.35% for Class Z, Advisor Class, Institutional Class and Class R shares, respectively. In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Fund’s total annual operating expenses: fund level expenses (e.g. management fees, custody fees, trustee fees) and class level expenses (e.g. distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs). Fund level expenses are limited to 0.60% for each class and class level expenses are limited to 0.25%, 0.50%, 0.00% and 0.75% for Class Z, Advisor Class, Institutional Class and Class R shares, respectively. Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the expense limits discussed above, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former advisor have agreed not to seek reimbursement for fees waived or expenses absorbed by the former advisor.

Effective January 1, 2009, Old Mutual Capital contractually agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 2.75%, 3.00%, 2.75% and 3.25% for Class Z, Advisor Class, Institutional Class and Class R shares, respectively, through December 31, 2016. Old Mutual Capital will consider further reductions to these limits on an annual basis. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the lesser of the Total Annual Operating Expenses as presented in the Fees and Expenses Table or the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class Z	$87	$431	$799	$1,835
Advisor Class	$112	$482	$876	$1,979
Institutional Class	$61	$243	$441	$1,012
Class R	$137	$558	$1,005	$2,246

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10-year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses.

The annual expense ratios are the lesser of that stated in the Fees and Expenses Table or the contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class Z Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.85%	4.15%	$10,415	$87
2	10.25%	1.60%	7.69%	$10,769	$169
3	15.76%	1.60%	11.35%	$11,135	$175
4	21.55%	1.60%	15.14%	$11,514	$181
5	27.63%	1.60%	19.05%	$11,905	$187
6	34.01%	1.60%	23.10%	$12,310	$194
7	40.71%	1.60%	27.29%	$12,729	$200
8	47.75%	1.60%	31.61%	$13,161	$207
9	55.13%	1.60%	36.09%	$13,609	$214
10	62.89%	1.60%	40.72%	$14,072	$221

Total Gain After Fees & Expenses				$4,072
Total Annual Fees & Expenses					$1,835

Advisor Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.10%	3.90%	$10,390	$112
2	10.25%	1.72%	7.31%	$10,731	$182
3	15.76%	1.72%	10.83%	$11,083	$188
4	21.55%	1.72%	14.46%	$11,446	$194
5	27.63%	1.72%	18.22%	$11,822	$200
6	34.01%	1.72%	22.09%	$12,209	$207
7	40.71%	1.72%	26.10%	$12,610	$213
8	47.75%	1.72%	30.23%	$13,023	$220
9	55.13%	1.72%	34.50%	$13,450	$228
10	62.89%	1.72%	38.92%	$13,892	$235

Total Gain After Fees & Expenses				$3,892
Total Annual Fees & Expenses					$1,979

Institutional Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.60%	4.40%	$10,440	$61
2	10.25%	0.84%	8.75%	$10,875	$89
3	15.76%	0.84%	13.27%	$11,327	$93
4	21.55%	0.84%	17.99%	$11,799	$97
5	27.63%	0.84%	22.90%	$12,290	$101
6	34.01%	0.84%	28.02%	$12,802	$105
7	40.71%	0.84%	33.35%	$13,335	$109
8	47.75%	0.84%	38.90%	$13,890	$114
9	55.13%	0.84%	44.68%	$14,468	$119
10	62.89%	0.84%	50.71%	$15,071	$124

Total Gain After Fees & Expenses				$5,071
Total Annual Fees & Expenses					$1,012

Class R Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.35%	3.65%	$10,365	$137
2	10.25%	1.97%	6.79%	$10,679	$207
3	15.76%	1.97%	10.03%	$11,003	$214
4	21.55%	1.97%	13.36%	$11,336	$220
5	27.63%	1.97%	16.79%	$11,679	$227
6	34.01%	1.97%	20.33%	$12,033	$234
7	40.71%	1.97%	23.98%	$12,398	$241
8	47.75%	1.97%	27.73%	$12,773	$248
9	55.13%	1.97%	31.60%	$13,160	$255
10	62.89%	1.97%	35.59%	$13,559	$263

Total Gain After Fees & Expenses				$3,559
Total Annual Fees & Expenses					$2,246

[On side panel:Ticker symbols:Class Z – OBCPX

Advisor Class – OACPX
Institutional Class – OIDSX
Class R – ORDSX]

Old Mutual Dwight Short Term Fixed Income Fund

Morningstar Category: Short-Term Bond	Sub-Advisor: Dwight Asset Management Company

INVESTMENT APPROACH

The Fund seeks to provide investors with a high level of current income consistent with maintaining a relatively high degree of stability of shareholders’ capital. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in obligations of the U.S. Government and in investment grade debt securities rated AAA by Standard & Poor’s (“S&P”), Aaa by Moody’s Investor Service, Inc. (“Moody’s”) or deemed equivalent by Dwight, the Fund’s Sub-Advisor. The Fund may invest up to 20% of its net assets (plus any borrowings for investment purposes) in investment grade debt securities rated between AA and BBB by S&P or Aa and Baa by Moody’s.

U.S. government obligations include Treasury bills, notes, and bonds and Government National Mortgage Association (“Ginnie Mae”) pass-through securities, which are supported by the full faith and credit of the U.S. Treasury, as well as obligations and instrumentalities of the U.S. government which may not be supported by the full faith and credit of the U.S. Treasury. Other debt securities in which the Fund may invest include income producing securities such as U.S. corporate bonds, mortgage- and asset-backed securities, and bonds of dollar denominated foreign issuers.

The weighted average maturity of the Fund will vary depending on an evaluation of market conditions, patterns and trends by the Fund’s Sub-Advisor, but will typically be less than 3 years. There are no limitations on the maturity of any individual issues in the Fund.

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Credit Risk. The value of the debt securities held by the Fund fluctuates with the credit quality of the issuers of those securities. Credit risk relates to the ability of the issuer to make payments of principal and interest when due, including default risk. Securities issued by certain U.S. government agencies and instrumentalities, such as the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Tennessee Valley Authority, are not supported by the full faith and credit of the U.S. Treasury, but only by their ability to borrow from the Treasury, other forms of governmental support, or by their own credit. Therefore, these securities have greater credit risk than Treasury securities.

Interest Rate Risk. When interest rates change, the value of the Fund’s holdings will be affected. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values.

Prepayment Risk. This risk relates primarily to mortgage-backed securities. During a period of declining interest rates, homeowners may refinance their high-rate mortgages and prepay the principal. Cash from these prepayments flows through to prepay the mortgage-backed securities, necessitating reinvestment in bonds with lower interest rates, which may lower the return of the Fund.

Changes in Debt Ratings. If a rating agency gives a debt security a lower rating, the value of the security may decline because investors may demand a higher rate of return.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to arrangements with the Fund’s current and former investment advisor. The Fund’s returns would have been lower if the expense limitations had not been in effect. On October 1, 2004, the Fund’s shareholders approved a change in the Fund’s investment goal and the Fund’s investment strategy was changed accordingly. The performance information prior to October 1, 2004 is the performance of the Fund’s previous strategy, which was to seek to provide investors with a level of current income higher than that of money market funds, while attempting to preserve principal and maintain a stable NAV per share. The Fund’s performance prior to October 1, 2004 may not be indicative of how it will perform in the future.

The performance shown in the bar chart and the Best Quarter and Worst Quarter returns for the periods shown are for the Fund’s Class Z shares. Performance for the Fund’s other share classes will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2006 – Class Z Shares

2000	6.78%
2001	6.05%
2002	4.57%
2003	3.54%
2004	1.91%
2005	2.11%
2006	4.30%

The Fund’s Class Z shares year-to-date return as of March 31, 2007 was 1.36%.

Best Quarter:	Q3 2006	1.95%
Worst Quarter:	Q1 2005	(0.07)%

The table below compares the average annual total return information for Class Z and Advisor Class shares to the Merrill Lynch 1-3 Year U.S. Treasuries Index, an unmanaged performance benchmark including all U.S. Treasury and agency securities with maturities greater than or equal to one year and less than three years. Performance for Institutional Class and Class R shares is not provided as those share classes do not have a full year of performance.

Annual Average Total Returns as of December 31, 2006

	Inception	Past	Past	Since
	Date	1 Year	5 Years	Inception
Class Z*	8/31/99

Before Taxes		4.30%	3.28%	4.29%

After Taxes on Distributions		3.00%	N/A	N/A

After Taxes on Distributions and
Sale of Fund Shares		2.78%	N/A	N/A

Advisor Class	7/31/02

Before Taxes		4.03%	N/A	2.87%

Merrill Lynch 1-3 Year U.S. Treasuries Index	8/31/99

(Reflects No Deduction for
Fees, Expenses or Taxes)		3.96%	2.82%	4.29%

*

Data includes performance of a predecessor fund whose inception date was August 31, 1999. Average annual total returns After Taxes on Distributions and After Taxes on Distributions and Sale of Fund Shares are shown only for the past 1 year because until October 19, 2004, Fund shares were sold only to individual retirement accounts.

After-tax performance is shown for Class Z shares. After-tax performance for the Fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

The following table describes the shareholder fees and annual operating expenses you may pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your advisor or broker.

Fees and Expenses Table

	Class Z	Advisor Class	Institutional Class	Class R
Shareholder Fees (fees paid directly from your investment)
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00%(1)	2.00%(1)	2.00%(1)	2.00%(1)
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00	$12.00

Annual Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.45%(2)	0.45%(2)	0.45%(2)	0.45%(2)
Distribution and/or Service (12b-1) Fees	None	0.25%	None	0.50%
Other Expenses	0.46%	1.15%	0.09%(2)	0.34%(2)
Total Annual Operating Expenses	0.91%	1.85%	0.54%	1.29%
Expense (Reduction)/Recoupment	(0.21)%	(0.90)%	0.00%	(0.09)%
Net Annual Operating Expenses	0.70%(3)	0.95%(3)	0.54%(3)	1.20%(3)

(1)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(2)	The “Management Fees” information in the table includes fees for advisory and administrative services. “Other Expenses” for Institutional Class and Class R shares are estimates.
(3)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual commitment to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Fund’s expenses do not exceed certain limits. Specifically, Old Mutual Capital has contractually agreed to limit total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to 0.70%, 0.95%, 0.55% and 1.20% for Class Z, Advisor Class, Institutional Class and Class R shares, respectively. In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Fund’s total annual operating expenses: fund level expenses (e.g. management fees, custody fees, trustee fees) and class level expenses (e.g. distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs). Fund level expenses are limited to 0.53% for each class and class level expenses are limited to 0.17%, 0.42%, 0.02% and 0.67% for Class Z, Advisor Class, Institutional Class and Class R shares, respectively. Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the expense limits discussed above, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former advisor have agreed not to seek reimbursement for fees waived or expenses absorbed by the former advisor.

Effective January 1, 2009, Old Mutual Capital contractually agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 2.75%, 3.00%, 2.75% and 3.25% for Class Z, Advisor Class, Institutional Class and Class R shares, respectively, through December 31, 2016. Old Mutual Capital will consider further reductions to these limits on an annual basis. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the lesser of the Total Annual Operating Expenses as presented in the Fees and Expenses Table or the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class Z	$72	$270	$484	$1,100
Advisor Class	$97	$495	$918	$2,097
Institutional Class	$55	$174	$303	$680
Class R	$122	$399	$697	$1,544

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10-year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses.

The annual expense ratios are the lesser of that stated in the Fees and Expenses Table or the contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class Z Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.70%	4.30%	$10,430	$72
2	10.25%	0.91%	8.57%	$10,857	$97
3	15.76%	0.91%	13.01%	$11,301	$101
4	21.55%	0.91%	17.63%	$11,763	$105
5	27.63%	0.91%	22.44%	$12,244	$109
6	34.01%	0.91%	27.45%	$12,745	$114
7	40.71%	0.91%	32.66%	$13,266	$118
8	47.75%	0.91%	38.09%	$13,809	$123
9	55.13%	0.91%	43.73%	$14,373	$128
10	62.89%	0.91%	49.61%	$14,961	$133

Total Gain After Fees & Expenses				$4,961
Total Annual Fees & Expenses					$1,100

Advisor Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.95%	4.05%	$10,405	$97
2	10.25%	1.85%	7.33%	$10,733	$196
3	15.76%	1.85%	10.71%	$11,071	$202
4	21.55%	1.85%	14.20%	$11,420	$208
5	27.63%	1.85%	17.79%	$11,779	$215
6	34.01%	1.85%	21.50%	$12,150	$221
7	40.71%	1.85%	25.33%	$12,533	$228
8	47.75%	1.85%	29.28%	$12,928	$236
9	55.13%	1.85%	33.35%	$13,335	$243
10	62.89%	1.85%	37.55%	$13,755	$251

Total Gain After Fees & Expenses				$3,755
Total Annual Fees & Expenses					$2,097

Institutional Class Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.54%	4.46%	$10,446	$55
2	10.25%	0.54%	9.12%	$10,912	$58
3	15.76%	0.54%	13.98%	$11,398	$61
4	21.55%	0.54%	19.06%	$11,906	$63
5	27.63%	0.54%	24.37%	$12,437	$66
6	34.01%	0.54%	29.91%	$12,991	$69
7	40.71%	0.54%	35.70%	$13,570	$72
8	47.75%	0.54%	41.75%	$14,175	$75
9	55.13%	0.54%	48.07%	$14,807	$79
10	62.89%	0.54%	54.67%	$15,467	$82

Total Gain After Fees & Expenses				$5,467
Total Annual Fees & Expenses					$680

Class R Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.20%	3.80%	$10,380	$122
2	10.25%	1.29%	7.65%	$10,765	$136
3	15.76%	1.29%	11.65%	$11,165	$141
4	21.55%	1.29%	15.80%	$11,580	$146
5	27.63%	1.29%	20.10%	$12,010	$152
6	34.01%	1.29%	24.56%	$12,456	$157
7	40.71%	1.29%	29.18%	$12,918	$163
8	47.75%	1.29%	33.98%	$13,398	$169
9	55.13%	1.29%	38.95%	$13,895	$176
10	62.89%	1.29%	44.11%	$14,411	$182

Total Gain After Fees & Expenses				$4,411
Total Annual Fees & Expenses					$1,544

MORE ABOUT THE FUNDS

Investment Strategies and Risks

Each Fund seeks to achieve its investment objective through its principal investment strategies. The principal investment strategies and risks of each Fund have been described in the Fund Summaries section of the Prospectus. This section of the Prospectus discusses those and other investment strategies used by the Funds in greater detail and describes additional risks associated with an investment in the Funds. The Statement of Additional Information (“SAI”) contains more detailed information about the Funds’ investment policies and risks. The back cover of this Prospectus explains how you can get a copy of the SAI.

Analytic’s Investment Strategies – Old Mutual Analytic U.S. Long/Short Fund

Analytic selects equity securities for this Fund using a proprietary system that ranks stocks according to a mathematical model. Analytic’s system seeks to determine a security’s intrinsic value by evaluating variables, such as relative valuation, price momentum, company fundamentals, liquidity and risk. Analytic begins the stock selection process by ranking stocks according to their one-month expected return. Analytic then uses a process called “portfolio optimization” to select securities that it believes will:

▪	Maximize expected return for the Fund;
▪	Minimize expected volatility relative to its benchmark; and
▪	Diversify the assets of the Fund among industries, sectors, and individual securities.

Analytic monitors the stocks held by the Fund on a real-time basis for developments such as news events or significant changes in fundamental factors. Using its system, Analytic strives to assemble a portfolio of securities that is style and sector neutral to achieve a level of diversification and risk similar to the S&P 500 Index. “Style neutral” means a fund is similar to its investment universe in terms of exposure to quantifiable characteristics such as average market capitalization. A fund is “sector neutral” when its exposure to specified economic sectors is similar to that of its investment universe.

Ashfield’s Investment Strategies – Old Mutual Large Cap Growth Concentrated, Large Cap Growth and Select Growth Funds

Ashfield believes that superior results and a high degree of consistency can best be achieved by concentrating investments in above average growth companies. Ashfield relies on a team-based approach to implement its investment strategy, which strives to identify the factors that drive secular growth trends – be they economic, political, social or demographic – and concentrate portfolios in sectors that will benefit from secular growth trends. The investment discipline therefore combines a top-down, macro-economic analysis to identify the sectors enjoying above average secular growth, along with a bottom-up, fundamental approach to individual stock selection. This approach allows for investments to be made in businesses that are established and have enjoyed above average growth. Ashfield utilizes a three-step investment process to implement its investment strategy:

•

Quantitative. Ashfield employs a quantitative process whereby the universe of potential stock picks is screened and ranked to create a group of eligible stocks. During the screening process, Ashfield considers the size and liquidity, growth characteristics and valuation of potential stock picks. Ashfield then ranks the refined universe of stock picks based on earnings.

•

Qualitative. Ashfield next employs a qualitative process and conducts rigorous fundamental research on the group of ranked stocks to further narrow the group of eligible stocks. Throughout this process, Ashfield identifies sectors of the economy that may exhibit above average long-term growth.

•	Construct Portfolio and Manage Risk. Ashfield constructs portfolios to ensure diversification and to manage risk, which is an essential component of the firm’s portfolio construction process.

Barrow Hanley’s Investment Strategies – Old Mutual Barrow Hanley Value Fund

Barrow Hanley uses traditional methods of stock selection – research and analysis – to identify undervalued securities and searches for companies that have price to earnings and price to book ratios below the market and that have above average dividend yields. Barrow Hanley’s investment management approach may be described as contrarian in nature because it generally focuses on companies which are out of favor with other investors due to internal or external challenges judged to be short-term in nature. Barrow Hanley’s process seeks to identify the reasons for a temporary undervaluation of a company’s shares and believes that value can be added through individual stock selection.

Barrow Hanley utilizes risk management tools to help ensure that the Fund is not over-exposed to particular market segments. Barrow Hanley is a “bottom-up” value manager meaning it analyzes the fundamentals of companies one at a time rather than focusing on broader market themes. Sector and industry weightings are a residual of its investment process. Barrow Hanley expects to fully invest the assets of the Fund. Consequently, cash reserves are normally expected to be less than 5% of the Fund’s total assets.

Columbus Circle’s Investment Strategies – Old Mutual Columbus Circle Technology and Communications Fund

Columbus Circle’s investment process is based on a growth-oriented process that uses fundamental research to evaluate growth and company quality. Columbus Circle’s process is based on the premise that companies doing better than expected will have rising securities prices while companies producing less than expected results will not. Columbus Circle refers to its discipline as positive momentum and positive surprise.

Columbus Circle focuses its research on finding positive momentum and positive surprise and strives to invest in companies that exceed investor expectations. Through careful analysis of company fundamentals in the context of the prevailing economic environment, Columbus Circle selects companies that meet its criteria. Columbus Circle believes that when a company demonstrates positive momentum and positive surprise in its business progress, its share price has historically continued on an upward trend. As the company benefits from the strengths of a new product cycle, a niche technology or service, or a dominant secular trend, the stock has historically outperformed the market. Columbus Circle closely monitors a company’s progress versus expectations in evaluating whether to purchase a stock.

Copper Rock’s Investment Strategies – Old Mutual Strategic Small Company and Emerging Growth Funds

Copper Rock generates its initial investment ideas from a number of sources, including proprietary methods and screens, and bottom-up themes. In selecting companies, Copper Rock favors entrepreneurial companies that appear to be reasonably valued. Copper Rock’s investment process seeks to add value through bottom-up stock selection and in-depth fundamental research to identify potential investments, examining such features as a company’s financial condition, business prospects, competitive position, and business strategy. Copper Rock looks for companies with strong management, superior earnings growth prospects, and attractive relative valuations. Sector weights result from Copper Rock’s bottom-up stock selection process.

Dwight’s Investment Strategies – Old Mutual Intermediate Fixed Income and Short Term Fixed Income Funds

Dwight uses its own fundamental investment and credit research in selecting fixed income securities for a Fund’s portfolio. Dwight selects securities through an active strategy focused primarily on relative yield, sector and asset class allocation, and duration management. Dwight looks for relative value in certain parts of the yield curve and seeks to enhance yield through selective allocation among various asset classes. Dwight also evaluates the potential performance of various market sectors and allocates investments among those sectors it believes will perform best. Dwight also reviews individual securities to identify issuers and issues that it believes will add value to the portfolio. Based on its interest rate outlook, Dwight may engage in duration management within a Fund’s overall limits.

Eagle’s Investment Strategies – Old Mutual Strategic Small Company and Small Cap Funds

Eagle searches for smaller, less visible companies with unique business concepts or niche products that are reasonably priced and positioned for growth. Eagle’s small-cap core investment strategy employs in-depth, rigorous research, intensive analysis and thorough, bottom-up stock selection to identify consistently growing companies that are reasonably priced.

The driving force behind each of Eagle’s investment decisions is to look beyond price-to-earnings multiples and stated growth rates to buy companies that have sustainable competitive advantages. Eagle seeks to gain a thorough understanding of a company’s management, business plan, financials, real rate of growth and competitive threats and advantages.

Eagle focuses on companies that are low-cost producers; those with high barriers to entry, those with strong management teams; those with recurring revenue streams; and those with conservative accounting. Other criteria include a catalyst for accelerated growth; earnings-per-share growth greater than 15%; reasonable price-to-earnings ratio relative to growth rate; high or expanding return on equity and high or expanding operating margins relative to peer group.

Heitman’s Investment Strategies – Old Mutual Heitman REIT Fund

Heitman pursues a growth at a reasonable price investment philosophy and seeks companies with strong growth in earnings and dividends, reasonable valuation metrics, and low risk to earnings and dividends. Most companies in the investable universe specialize in a particular property type such as office, retail, or apartments and some of these companies focus on a particular geographic region.

For each company in the investable universe, Heitman assesses real estate markets, property portfolio, balance sheet structure, growth strategies, and management quality to develop inputs for our security valuation models. Heitman uses a proprietary security valuation model to identify relative mispricings in the public market. Heitman also uses an intrinsic value model to assess the value of real estate owned. Heitman selects securities which are expected to deliver strong total returns and generally expects to hold between 30 and 50 securities.

Liberty Ridge’s Investment Strategies – Old Mutual Strategic Small Company, Focused, Large Cap, Mid-Cap and Small Cap Funds

Liberty Ridge’s core investment process is driven by fundamental research and a multi-factor model that screens companies with attractive valuations relative to the sector and the market, near-term business dynamics, and long-term earnings growth. These securities are generally trading at modest relative valuations given certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Liberty Ridge attempts to focus on stocks of companies that are industry leaders where management teams have an incentive to grow bottom line earnings rather than focus primarily on revenues or return on equity. Liberty Ridge believes appropriately priced companies that are leaders in their industries with limited competition and high barriers to entry possess the characteristics that have the highest probability of outperforming the market over full market cycles in the blend space.

Munder’s Investment Strategies – Old Mutual Growth Fund

Munder’s investment style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price). This blended process seeks to perform better than either a pure growth or pure value approach over a complete market cycle.

Munder portfolio managers generally choose the Fund’s investments by reviewing the earnings growth of all publicly traded mid-cap companies over the past three years and selecting companies from within that universe. Investment decisions are primarily based on:

▪	Above-average, consistent earnings growth;
▪	Financial stability;
▪	Relative valuation;
▪	Strength of industry position and management team; and
▪	Price changes compared to the S&P MidCap 400 Index.

Sector weights are also targeted to be similar to those of the S&P MidCap 400 Index in an effort to highlight stock selection and manage sector risk.

TS&W’s Investment Strategies – Old Mutual TS&W Small Cap Value Fund

TS&W’s small-cap value process uses a combination of quantitative and qualitative methods and is based on a four-factor valuation model. Parts one and two of the model attempt to assess a company’s discount to private market value relative to other small-cap stocks. The third factor considers the relative earnings prospects of the company. The fourth factor involves looking at the company’s recent price action. TS&W generally limits its investment universe to those companies with a minimum of three years of sound operating history.

TS&W’s analysts also explore numerous factors that might affect the outlook for a company. They evaluate publicly available information including sell-side research, company filings, and trade periodicals. The analysts speak with company management to hear their perspectives and outlook on the pertinent business issues. They apply a consistent and disciplined review in a team environment that encourages critical thinking and analysis for each company considered for investment.

Established positions in the portfolio are ranked daily for expected return and are reviewed periodically in the same manner to re-examine their fundamental and valuation characteristics, with the research meeting again serving as a forum for the discussion of each existing stock’s place in the portfolio.

Turner’s Investment Strategies – Old Mutual Growth, Large Cap Growth Concentrated, Large Cap Growth and Select Growth Funds

Turner’s investment strategy focuses on stock selection and a bottom-up strategy that blends quantitative, fundamental, and technical analysis. Ideal candidates for investment are growth companies believed to have favorable earnings prospects, reasonable valuations, favorable trading volume, and price patterns. Each security is subjected to three separate evaluation criteria: fundamental analysis (approximately 80%), quantitative screening (approximately 10%) and technical analysis (approximately 10%).

Turner’s investment philosophy and process lead it to create equity portfolios that are generally fully invested at all times and, in large part, maintain sector weightings that are neutral relative to a targeted benchmark. Turner believes it is difficult, if not impossible, to accurately anticipate the market’s moves to favor one sector above another, and that the practice of overweighting or underweighting sectors leads to erratic investment performance. By remaining fully invested with a full market weighting in every sector, Turner helps ensure that its portfolios are positioned to benefit from rapid changes in market sentiment. In addition, by purchasing only those securities Turner believes are the best stocks within each sector, it seeks to minimize the impact of poorly performing sectors on the overall portfolio. These disciplines help reduce risks associated with sector rotation and market timing, and allow the investment team to focus efforts primarily on stock selection.

The heart of Turner’s stock selection process is fundamental analysis. Turner invests in companies whose fundamentals support:

▪	a rate of growth that exceeds their industry peers;
▪	earnings that meet or exceed market consensus estimates; and
▪	earnings estimates that are being revised upwards.

Fundamental analysis helps determine if the companies Turner follows will exceed, meet, or fall short of consensus earnings expectations. The research analysts meet with company management, talk to industry experts and competitors, and attend trade shows/conferences in an effort to anticipate changes in the outlook for corporate earnings.

While the primary focus is on fundamental analysis, Turner also uses a proprietary computer model to assess a universe of approximately 5,000 companies of varying capitalizations based on multiple earnings growth and valuation factors. Turner’s analysts screen securities within sector and market capitalization groups, using factors appropriate for each specific group. Technical analysis is also used to evaluate trends in trading volume and price patterns for individual stocks. This helps the investment team to identify attractive entry and exit points. For example, money flow (accumulation or distribution) may act as a leading or confirming indicator. Relative strength can provide an early alert and cause analysts to revisit fundamentals.

Wellington Management’s Investment Strategies – Old Mutual Cash Reserves Fund

Wellington Management uses macro-economic and fundamental company analysis to seek securities with an acceptable maturity that are marketable and liquid, offer competitive yields and are issued by issuers that are on a sound financial footing. Wellington Management also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole.

More About Investment Strategies and Risks

Foreign Securities. While the Funds generally emphasize investments in securities traded in the U.S., a Fund may invest in foreign-traded securities. The Analytic U.S. Long/Short Fund may invest up to 20% of its assets in foreign securities. The other Funds may invest up to 15% of assets in foreign securities. Foreign securities refer to securities of issuers, wherever organized, that have their principal business activities outside of the United States and are not traded in the United States. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

ADRs. The Funds may invest in American Depositary Receipts and American Depositary Shares (collectively, ADRs). ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are typically denominated in U.S. dollars and trade in the U.S. securities markets. ADRs are subject to many of the same risks as direct investments in foreign securities, including the risk that material information about the issuer may not be disclosed in the United States and the risk that currency fluctuations may adversely affect the value of the ADR. ADRs are not considered foreign securities for purposes of the limitations stated above under Foreign Securities.

Covered Calls. The Columbus Circle Technology and Communications Fund may write covered call options on equities comprising up to 20% of the Fund’s net assets. Investments in covered calls involve certain risks. These risks include:

•

Limited Gains. By selling a covered call option, the Fund may forego the opportunity to benefit from an increase in price of the underlying stock above the exercise price, but continues to bear the risk of a decline in the value of the underlying stock. While the Fund receives a premium for writing the call option, the price the Fund realizes from the sale of stock upon exercise of the option could be substantially below its prevailing market price.

•

Lack of Liquidity for the Option. A liquid market may not exist for the option. If the Fund is not able to close out the options transaction, the Fund will not be able to sell the underlying security until the option expires or is exercised.

•

Lack of Liquidity for the Security. The Fund’s investment strategy may also result in a lack of liquidity of the purchase and sale of portfolio securities. Because the Fund will generally hold the stocks underlying the call option, the Fund may be less likely to sell the stocks in its portfolio to take advantage of new investment opportunities.

Premiums generated from the sale of call options typically will result in short-term capital gains to the Fund for federal and state income tax purposes. Transactions involving the disposition of the Fund’s underlying securities (whether pursuant to the exercise of a call option or otherwise) will give rise to capital gains or losses. Due to the tax treatment of securities on which call options have been written, the majority, if not all, of the gains from the sale of the underlying security will be short-term capital gains. Short-term capital gains are usually taxable as ordinary income when distributed to shareholders. Because the Fund does not have control over the exercise of the call options it writes, shareholder redemptions or corporate events involving its equity securities investments (such as mergers, acquisitions or reorganizations), may force it to realize capital gains or losses at inopportune times.

Fixed-Income Securities. While the Equity Funds generally emphasize investments in equity securities such as common and preferred stocks, they also may invest in investment grade fixed-income securities.

Fixed-income securities in which the Funds might invest include bonds, debentures, and other corporate or government obligations. The price of a fixed income security may fall as a result of adverse events involving the issuer of the security, changes in the interest rates or other adverse economic or political events. Fixed income securities may not deliver their expected yield as a result of the factors listed above.

Illiquid Securities. Each Fund (other than the Old Mutual Cash Reserves Fund) may invest up to 15% of its net assets in securities that are “illiquid.” The Old Mutual Cash Reserves Fund may invest up to 10% of its net assets in securities that are illiquid. A security is illiquid if it cannot be sold within seven days in the ordinary course of business for approximately the amount at which it is valued. For example, some securities are not registered under U.S. securities laws and cannot be sold to the public because of Securities and Exchange Commission (“SEC”) regulations (these are known as “restricted securities”). Under procedures adopted by the Board, certain restricted securities may be deemed liquid and will not be counted toward the 10% and 15% limits.

Investments in illiquid securities, which may include restricted securities, involve certain risks to the extent that a Fund may be unable to sell an illiquid security or sell at a reasonable price. In addition, in order to sell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the shares with the SEC.

Securities of Other Investment Companies. The Funds may acquire securities of other investment companies, including exchange-traded funds, subject to the limitations of the 1940 Act. A Fund’s purchase of securities of other investment companies may result in the payment of additional management and distribution fees.

Derivatives. A Fund may use derivatives to hedge risks inherent in the portfolio, to enhance the potential return of a portfolio, to diversify a portfolio, as a substitute for taking a position in an underlying asset, to reduce transaction costs associated with managing a portfolio, or to implement a Fund’s investment strategy through investments that may be more tax-efficient than a direct equity investment. Derivatives the Funds may use include futures contracts, purchasing and/or writing (selling) put and call options on securities, securities indexes, futures contracts, and foreign currencies. The Funds have limits on the use of derivatives and are not required to use them in seeking their investment objective. A small investment in derivatives could have a potentially large impact on a Fund’s performance; certain gains or losses could be amplified, increasing share price movements. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying assets, including the risk that changes in the value of a derivative held by a Fund may not correlate with the Fund’s other investments.

Temporary Defensive Investments. In times of unstable or adverse market or economic conditions, up to 100% of a Fund’s assets may be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. A Fund could also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. A Fund may invest in temporary defensive investments for undetermined periods of time, depending on market or economic conditions. To the extent a Fund invests defensively in these securities, it might not achieve its investment objective.

Fund Turnover. The Funds do not have any limitations regarding portfolio turnover and may have portfolio turnover rates in excess of 100%. A portfolio turnover rate of 100% is equivalent to a Fund buying and selling all of the securities in its portfolio once during the course of a year. The portfolio turnover rates of the Funds may be higher than other mutual funds with the same investment objectives. Higher portfolio turnover rates increase the brokerage costs a Fund pays and may adversely affect its performance. In addition, the sale of Fund securities may generate capital gains, which, when distributed, may be taxable to you.

Non-Fundamental Investment Policy

Each of the Old Mutual Columbus Circle Technology and Communications Fund, Old Mutual Emerging Growth Fund, Old Mutual Focused Fund, Old Mutual Large Cap Fund, Old Mutual Large Cap Growth Fund, Old Mutual Large Cap Growth Concentrated Fund, Old Mutual Mid-Cap Fund, Old Mutual Select Growth Fund, Old Mutual Small Cap Fund, and Old Mutual Strategic Small Company Fund has a non-fundamental policy that states under normal conditions, it will invest at least 80% of total assets plus the amount of any borrowings for investment purposes in the type of investments suggested by its name. Each Fund will provide notice to its respective shareholders at least 60 days prior to any change to this investment policy.

Sub-Advisor Allocations

For Funds that employ multiple Sub-Advisors, Old Mutual Capital will allocate the assets of the Fund according to the Fund’s particular investment mandate. Currently the investment mandate for each of the Old Mutual Growth Fund, Old Mutual Large Cap Growth Fund, Old Mutual Large Cap Growth Concentrated Fund, Old Mutual Select Growth Fund and Old Mutual Small Cap Fund provides that each Sub-Advisor will manage between 45% and 55% of the Fund’s assets. The investment mandate for the Old Mutual Strategic Small Company Fund provides that the Sub-Advisor managing the “growth” sleeve will manage between 45% and 55% of the Fund’s assets and the two Sub-Advisors managing the “core” sleeve will manage between 20% and 30% of the Fund’s assets. Old Mutual Capital monitors the allocation of assets among the Sub-Advisors and will re-allocate a Fund’s assets no less frequently than quarterly, if necessary, to keep the allocation within the target range. Reallocation of assets are accomplished by allocating purchase or redemption proceeds to a particular Sub-Advisor and, if necessary, reallocating cash or securities to a particular Sub-Advisor.

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures related to the disclosure of each Fund’s portfolio holdings is available at oldmutualfunds.com and in the SAI. The back cover of this Prospectus explains how you can get a copy of the SAI.

THE INVESTMENT ADVISOR & SUB-ADVISORS

The Investment Advisor

Old Mutual Capital, located at 4643 S. Ulster Street, Suite 600, Denver, Colorado 80237, is the investment Advisor for each Fund. Old Mutual Capital was organized in 2004 and is a subsidiary of Old Mutual (US) Holdings Inc. (“OMUSH”), which is an indirect wholly-owned subsidiary of Old Mutual plc, a London-exchange-listed international financial services firm. Old Mutual Capital managed approximately $4.4 billion in mutual fund assets as of March 31, 2007.

Old Mutual Capital was appointed investment advisor to the Funds effective January 1, 2006. As investment advisor, Old Mutual Capital oversees the investment decisions made by the Sub-Advisors for the Funds, including monitoring the performance, security holdings and portfolio trading of the Sub-Advisors. Old Mutual Capital also oversees the Sub-Advisors’ compliance with prospectus limitations and other relevant investment restrictions. In addition, Old Mutual Capital allocates assets among the Sub-Advisors for Funds managed by multiple Sub-Advisors, and provides certain administrative services for the Funds.

From time to time, Old Mutual Capital may recommend the appointment of additional or replacement sub-advisors to the Board. The Trust and Old Mutual Capital have received exemptive relief from the SEC that permits the Trust to employ a “manager of managers” structure. Under this structure, Old Mutual Capital, with the approval of the Board, may hire, terminate or replace unaffiliated sub-advisors without shareholder approval, including, without limitation, the replacement or reinstatement of any unaffiliated sub-advisors with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. Under the manager of managers structure, Old Mutual Capital has the ultimate responsibility to oversee the sub-advisors and recommend their hiring, termination and replacement. The following funds intend to rely on the exemptive order and operate in the manner described above: Old Mutual Cash Reserves Fund, Old Mutual Columbus Circle Technology and Communications Fund, Old Mutual Growth Fund, Old Mutual Large Cap Growth Concentrated Fund, Old Mutual Large Cap Growth Fund, Old Mutual Select Growth Fund, Old Mutual Small Cap Fund and Old Mutual Strategic Small Company Fund.

Shareholders will be notified of any changes in unaffiliated sub-advisors. Shareholders of a Fund have the right to terminate a subadvisory agreement with an unaffiliated sub-advisor for a Fund at any time by a vote of the majority of the outstanding voting securities of such Fund. The SEC exemptive order also permits the Funds to disclose to shareholders the aggregate fees paid to Old Mutual Capital and the sub-advisor(s) by each Fund.

The Sub-Advisors

Analytic, a California corporation located at 500 South Grand Avenue, 23rd Floor, Los Angeles, California 90071, is the Sub-Advisor for the Old Mutual Analytic U.S. Long/Short Fund. Analytic manages and supervises the investment of the Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Analytic is an affiliate of Old Mutual Capital and OMUSH, and was founded in 1970 as one of the first independent investment counsel firms specializing in the creation and continuous management of optioned equity and optioned debt portfolios for fiduciaries and other long-term investors. Analytic serves pension and profit-sharing plans, endowments, foundations, corporate investment portfolios, mutual savings banks and insurance companies. Analytic managed approximately $9.0 billion in assets as of March 31, 2007.

Ashfield, a Delaware limited liability company located at 750 Battery Drive, Suite 600, San Francisco, California 94111, is a Sub-Advisor for the Old Mutual Large Cap Growth, Old Mutual Large Cap Growth Concentrated and Old Mutual Select Growth Funds. Ashfield is an affiliate of Old Mutual Capital and is majority-owned by OMUSH, which is an indirect wholly-owned subsidiary of Old Mutual plc, a London-exchange listed international financial services firm. Ashfield was appointed Sub-Advisor to the Funds effective February 10, 2007, and manages and supervises the investment of certain of the Funds’ assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Ashfield also provides investment management services to high net worth private investors and institutional accounts, including corporate retirement plans, public funds, multi-employer pension plans, endowments and foundations. Ashfield managed approximately $3.5 billion in assets as of March 31, 2007.

Barrow Hanley, a Nevada corporation located at 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201, is the Sub-Advisor for the Old Mutual Barrow Hanley Value Fund. Barrow Hanley was appointed Sub-Advisor to the Fund effective January 1, 2006, and manages and supervises the investment of the Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Barrow Hanley is an affiliate of Old Mutual Capital and OMUSH. Barrow Hanley has provided value-oriented investment strategies to institutional investors and mutual funds since 1979. Barrow Hanley managed approximately $67 billion in assets as of March 31, 2007.

Columbus Circle, a Delaware general partnership located at Metro Center, One Station Place, Stamford, Connecticut 06902, is the Sub-Advisor to the Old Mutual Columbus Circle Technology and Communications Fund. Columbus Circle was appointed Sub-Advisor to the Fund effective January 1, 2006, and manages and supervises the investment of the Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Columbus Circle provides portfolio management services to high net worth individuals and institutional accounts, including corporate pension and profit-sharing plans, charitable institutions, foundations, endowments, municipalities, public mutual funds, private investment funds, and a trust program. Columbus Circle held discretionary management authority with respect to approximately $12 billion in assets as of March 31, 2007.

Copper Rock, a Delaware limited liability company located at 200 Clarendon Street, 53rd Floor, Boston, Massachusetts 02116, is the Sub-Advisor to the Old Mutual Emerging Growth Fund and a Sub-Advisor to the Old Mutual Strategic Small Company Fund. Copper Rock was appointed Sub-Advisor to the Funds effective January 1, 2006. Copper Rock manages and supervises the investment of the Emerging Growth Fund’s assets and certain of the Strategic Small Company Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Copper Rock is an affiliate of Old Mutual Capital and OMUSH. Copper Rock also manages discretionary equity portfolios for institutional accounts. Copper Rock held discretionary management authority with respect to approximately $1.9 billion in assets as of March 31, 2007.

Dwight, a Delaware corporation located at 100 Bank Street, Burlington, Vermont 05401, is the Sub-Advisor to the Old Mutual Dwight Intermediate Fixed Income and Short Term Fixed Income Fund. Dwight has been a Sub-Advisor to the Funds since 2002. Dwight manages and supervises the investment of the Funds’ assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Dwight, a wholly-owned subsidiary of OMUSH and an affiliate of Old Mutual Capital, has provided investment management services to corporations, pension and profit sharing plans, 401(k) and thrift plans since 1983. Dwight managed approximately $61.8 billion in assets as of March 31, 2007.

Eagle, a Florida corporation located at 880 Carillon Parkway, St. Petersburg, Florida 33716, is a Sub-Advisor to the Old Mutual Strategic Small Company and Small Cap Funds. Eagle was appointed Sub-Advisor to the Funds effective January 1, 2006, and manages and supervises the investment of certain of the Funds’ assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Eagle provides investment advisory services to both retail clients and institutional clients, including corporate pension plans, public funds, foundations and other tax-exempt entities and registered investment companies. Eagle held discretionary management authority with respect to over $13.3 billion in assets as of March 31, 2007.

Heitman, a Delaware limited liability company located at 191 North Wacker Drive, Suite 2500, Chicago, Illinois 60606, is the Sub-Advisor to the Old Mutual Heitman REIT Fund. Heitman manages and supervises the investment of the Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Heitman is a wholly-owned subsidiary of Heitman, LLC, a Delaware limited liability company owned 50% by senior executives with the Heitman organization and 50% by Old Mutual (HFL), Inc., a wholly owned subsidiary of OMUSH. Heitman is an affiliate of Old Mutual Capital. Heitman has provided investment management services to its clients since 1987. Heitman is a registered investment advisor specializing in publicly traded U.S. real estate investment trust (REIT) securities. Heitman held discretionary management authority with respect to approximately $5.7 billion in assets as of March 31, 2007.

Munder, a Delaware general partnership located at 480 Pierce Street, Birmingham, Michigan 48009, is a Sub-Advisor to the Old Mutual Growth Fund. Munder was appointed Sub-Advisor to the Fund effective January 1, 2006, and manages and supervises the investment of certain of the Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Munder furnishes investment advisory services to clients on a discretionary basis and serves as sub-advisor to various domestic and non-domestic entities, as well as to separately managed accounts through arrangements with other industry professionals. Munder held discretionary management authority with respect to approximately $28.5 billion in assets as of March 31, 2007.

TS&W, a Delaware limited liability company located at 6806 Paragon Place, Suite 300, Richmond, Virginia 23230, is the Sub-Advisor to the Old Mutual TS&W Small Cap Value Fund. TS&W manages and supervises the investment of the Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital. TS&W is a majority-owned subsidiary of OMUSH, and an affiliate of Old Mutual Capital. Founded in 1969, TS&W serves institutional investors, middle market investors, and individuals in managing equity, fixed income, international and small-cap equity investments. TS&W held discretionary authority with respect to approximately $7.8 billion in assets as of March 31, 2007.

Turner, a Pennsylvania corporation located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312, is a Sub-Advisor to the Old Mutual Growth, Large Cap Growth Concentrated, Large Cap Growth and Select Growth Funds. Turner was appointed Sub-Advisor to the Funds effective January 1, 2006, and manages and supervises the investment of certain of the Funds’ assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Turner held discretionary management authority with respect to approximately $23.3 billon in assets as of March 31, 2007 for institutional and individual accounts.

Wellington Management, a Massachusetts limited liability partnership located at 75 State Street, Boston, Massachusetts 02109, is the Sub-Advisor to the Old Mutual Cash Reserves Fund. Wellington Management manages and supervises the investment of the Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. Wellington Management held discretionary management authority with respect to approximately $573.4 billion in assets as of March 31, 2007.

Liberty Ridge, a Delaware corporation located at 1205 Westlakes Drive, Suite 230, Berwyn, Pennsylvania 19312, is the Sub-Advisor to the Old Mutual Focused, Large Cap and Mid-Cap Funds and is a Sub-Advisor to the Old Mutual Strategic Small Company and Small Cap Funds. Liberty Ridge was appointed Sub-Advisor to the Funds effective January 1, 2006. Prior to that date, Liberty Ridge was the Trust’s investment advisor. Liberty Ridge manages and supervises the investment of the Focused, Large Cap and Mid-Cap Funds’ assets and certain of the Strategic Small Company and Small Cap Funds’ assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Liberty Ridge, a wholly-owned subsidiary of OMUSH, and an affiliate of Old Mutual Capital, was founded in 1982, and managed approximately $582 million in assets as of March 31, 2007.

Litigation

In June 2004, Liberty Ridge (formerly known as Pilgrim Baxter & Associates, Ltd. (“PBA”)), the former advisor to the Trust and the current sub-advisor to certain Funds, reached settlement agreements with respect to the market timing and selective disclosure actions filed by the SEC and New York Attorney General (“NYAG”). Under the NYAG settlement, if certain terms and undertakings in that settlement as described in the Trust’s SAI are not met, the NYAG settlement stipulates that Liberty Ridge shall promptly terminate the advisory services it provides to the Funds. In this event, the Trust’s Board would be required to seek a new sub-advisor for the Funds sub-advised by Liberty Ridge or consider other alternatives.

As part of the In Re Mutual Funds Investment Litigation pending in the U.S. District Court for the District of Maryland (the “MDL Court”), PBHG Funds (now known as Old Mutual Advisor Funds II), Liberty Ridge, its affiliates, and/or certain related and unrelated parties have been named as defendants in a Class Action Suit (“Class Action Suit”) and a separate Derivative Suit (“Derivative Suit”) (together the “Civil Litigation”). The Civil Litigation consolidates and coordinates for pre-trial matters a number of individual class action suits and derivative suits based on similar claims, which previously had been filed against the PBHG Funds, Liberty Ridge and/or certain related parties in other jurisdictions, and had been transferred to the MDL Court. Information on the previously filed suits is contained in the Trust’s SAI. Consolidated complaints in the Class Action and Derivative Suits were filed in the Civil Litigation on September 29, 2004 (MDL 1586).

The Civil Litigation and the previously filed suits are primarily based upon allegations that the defendants engaged in, or facilitated market timing of the PBHG Funds, and also made selective disclosure of confidential portfolio information to certain defendants and other parties. The Civil Litigation alleges a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breaches of fiduciary duty; and (iii) false or misleading prospectus disclosure. The Civil Litigation requests compensatory and punitive damages. In addition, the Derivative Suit requests the removal of each of the Trustees, the removal of Liberty Ridge as investment advisor, the removal of PBHG Fund Distributors (now known as Old Mutual Investment Partners) as distributor, rescission of the management and other contracts between PBHG Funds and the defendants, and rescission of the PBHG Funds' 12b-1 Plan.

On August 30, 2005, the State of West Virginia Securities Division (the “WV Securities Division”) entered a cease and desist order (the “Order” and, together with the Civil Litigation, the “Litigation”) against PBA. The Trust was not named in the Order. In the Order, the WV Securities Division alleged that Liberty Ridge permitted short-term trading in excess of the Trust’s disclosed limitation of four exchanges per year and also provided confidential portfolio information to customers of a broker-dealer who used the information to market time the Trust. The WV Securities Division further alleges in the Order that the foregoing violated the West Virginia Securities Act (W. Va. Code §§ 32-1-101, et seq.) and is seeking that Liberty Ridge cease and desist from further violation of the West Virginia Securities Act; pay restitution; disgorge fees; pay administrative and investigatory costs and expenses, including counsel fees; pay an administrative assessment; and other relief. It is possible that similar actions based on the same facts and circumstances may be filed in the future by other state agencies. Such other actions will be described in the SAI.

At this stage of the Litigation it is too early to assess the likely outcome of the Litigation, or success of any defenses each of the defendants may have to the claims. Any potential resolution of the Litigation may include, but not be limited to, judgments or settlements for damages against Liberty Ridge or any other named defendant. While it is currently too early to predict the result of the Litigation, Old Mutual Capital does not believe that the outcome of the Litigation will materially affect its ability to carry out its duty as investment advisor to the Funds.

Management Fees

The table below shows the management fees the Funds paid during the fiscal year ended March 31, 2007 as a percentage of average net assets.

Management
Fund	Fees paid to Old Mutual Capital
for the fiscal year ended
March 31, 2007*
Analytic U.S. Long/Short Fund	0.80%
Barrow Hanley Value Fund**	0.85%
Columbus Circle Technology and Communications Fund	0.95%
Emerging Growth Fund	0.95%
Focused Fund	0.75%
Growth Fund	0.825%
Heitman REIT Fund	0.90%
Large Cap Fund	0.75%
Large Cap Growth Fund	0.85%
Large Cap Growth Concentrated Fund	0.90%
Mid-Cap Fund	0.95%
Select Growth Fund	0.90%
Small Cap Fund	1.00%
Strategic Small Company Fund	0.95%
TS&W Small Cap Value Fund	1.10%
Cash Reserves Fund	0.40%
Dwight Intermediate Fixed Income Fund	0.45%
Dwight Short Term Fixed Income Fund	0.45%
*	Management fees paid to Old Mutual Capital include both advisory and administrative fees.
**

The base management fee for the Old Mutual Barrow Hanley Value Fund was reduced to 0.85% effective December 21, 2006 for assets between $0 and $1 billion. Once assets of the Old Mutual Barrow Hanley Value Fund reach $1 billon, the management fee charged will be reduced 0.05% from the base level. Further fee breakpoints are triggered when the Fund’s assets reach $1.5 billion and $2.0 billion for a possible total reduction of 0.15%.

Management fee breakpoints for all Funds other than the Old Mutual Barrow Hanley Value Fund are triggered once a Fund reaches $300 million in assets. For assets between $0 and $300 million, management fees for these Funds are charged at their base level. Once assets of any Equity Fund (other than the Old Mutual Barrow Hanley Value Fund) or Fixed Income Fund exceed $300 million, the management fee charged will be reduced by 0.05% and 0.025% from their base levels, respectively. Further fee breakpoints are triggered when a Fund’s assets reach $500 million, $750 million, $1 billion, $1.5 billion and $2 billion. In each case, base level management fees for Equity Funds (other than the Old Mutual Barrow Hanley Value Fund) are reduced by an additional 0.05% for a possible 0.30% total reduction, and base level management fees for Fixed Income Funds are reduced by an additional 0.025% for a possible 0.15% total reduction.

The Sub-Advisors are entitled to receive a fee from Old Mutual Capital equal to a percentage of the daily net assets of each Fund. The fee arrangement for each Sub-Advisor is described in the SAI.

A discussion regarding the basis for the Board’s approval of the investment advisory contract between the Trust and Old Mutual Capital and the sub-advisory contracts between the Trust, Old Mutual Capital and each Sub-Advisor is available in the Trust’s Annual Report to Shareholders, which is available on the

Funds’ Website at oldmutualfunds.com. The back cover of this Prospectus explains how you can get a copy of the Annual Report.

The Portfolio Managers

Listed below are the portfolio managers that have responsibility for the day-to-day management of each Fund and a brief biographical description of each portfolio manager. The SAI provides additional information about the portfolio managers’ investments in the Fund or Funds that they manage, a description of their compensation structure and information regarding other accounts that they manage.

ANALYTIC U.S. LONG/SHORT FUND

Analytic

Harindra de Silva, Ph.D., CFA, (President and Portfolio Manager) is responsible for Analytic’s strategic direction and the ongoing development of its investment processes. Dr. de Silva focuses on the ongoing research and portfolio management efforts for the firm’s U.S. equity strategies and Tactical Asset Allocation strategies. Before joining Analytic in 1995 as a member of the U.S. equity team, he was a Principal at Analysis Group, Inc., where he was responsible for providing economic research services to institutional investors including investment managers, large pension funds and endowments. He received a Ph.D. in Finance from the University of California, Irvine. He holds a B.S. in Mechanical Engineering from the University of Manchester Institute of Science and Technology and an M.B.A. in Finance and an M.S. in Economic Forecasting from the University of Rochester. He has 21 years of industry experience.

Dennis Bein, CFA, (Chief Investment Officer and Portfolio Manager) is responsible for the ongoing research for Analytic’s U.S. equity strategies as well as the day-to-day portfolio management and trading of those accounts. Before joining Analytic in 1995 as a member of the U.S. equity team, Mr. Bein was a Senior Consultant for AG Risk Management, Analysis Group, Inc.’s investment consulting subsidiary. He received an M.B.A. from the Anderson Graduate School of Management at the University of California, Riverside. Mr. Bein completed his undergraduate studies in Business Administration at the University of California, Riverside. He has 17 years of industry experience.

Steven Sapra, CFA, (Portfolio Manager) is responsible for the ongoing research for Analytic’s U.S. equity strategies as well as day-to-day portfolio management and trading. Before joining Analytic in 1999 as a member of the U.S. equity team, Mr. Sapra was a Senior Consultant for BARRA, Inc. He received an M.A. in Economics from the University of Southern California and a B.S. in Economics from California State Polytechnic University, Pomona. He has 10 years of industry experience.

BARROW HANLEY VALUE FUND

Barrow Hanley

James P. Barrow founded Barrow Hanley in August 1979. During his 42-year investment career, Mr. Barrow has worked as a securities analyst and portfolio manager for several major institutions, including Citizens & Southern Bank of South Carolina, Atlantic Richfield and Reliance Insurance. Mr. Barrow holds a B.S. from the University of South Carolina.

COLUMBUS CIRCLE TECHNOLOGY AND COMMUNICATIONS FUND

Columbus Circle

Anthony Rizza, CFA, has been at Columbus Circle for the past 16 years and has managed Columbus Circle’s technology portfolio since 1994.

DWIGHT INTERMEDIATE FIXED INCOME FUND

Dwight

David T. Kilborn and Robert P. Clancy share overall portfolio management responsibility for the Old Mutual Dwight Intermediate Fixed Income Fund. Messrs. Kilborn and Clancy are responsible for determining overall asset allocation for the Fund, including allocating the Fund’s assets to the firm’s sector specialists and managing the Fund’s allocation to their sector specialties. This approach is consistent with Dwight’s approach of organizing portfolio managers and credit analysts along sector and industry lines for all strategies. Each sector team is responsible for research, purchase and sale, and the attendant trading of individual securities.

David T. Kilborn, CFA, is a Managing Director and Co-Chief Investment Officer at Dwight. Mr. Kilborn joined Dwight as an investment manager in 1995 and has seventeen years of financial services experience. Prior to that time, he was a Fixed Income Securities Trader at Nations Banc Capital Markets, Charlotte, North Carolina. He received his B.S. from Trinity College.

Robert P. Clancy, FSA, is a Senior Vice President and Portfolio Manager at Dwight. Mr. Clancy has thirty-six years of investment experience. Prior to joining Dwight in 2001, he was a Vice-President at Standish, Ayer & Wood and Senior Vice Portfolio Manager at Dewey Square Investors. He received his B.S. from Brown University.

DWIGHT SHORT TERM FIXED INCOME FUND

Dwight

Derrick M. Wulf and David T. Kilborn share overall portfolio management responsibility for the Old Mutual Dwight Short Term Fixed Income Fund. Messrs. Wulf and Kilborn are responsible for determining overall asset allocation for the Fund, including allocating the Fund’s assets to the firm’s sector specialists and managing the Fund’s allocation to their sector specialties. This approach is consistent with Dwight’s approach of organizing portfolio managers and credit analysts along sector and industry lines for all strategies. Each sector team is responsible for research, purchase and sale, and the attendant trading of individual securities.

Derrick M. Wulf is a Senior Vice President and Portfolio Manager at Dwight. Mr. Wulf has nine years of financial services experience. Prior to joining Dwight in 1998, he was involved in institutional fixed income sales at First Union Capital.

David T. Kilborn, CFA (see description under Dwight Intermediate Fixed Income Fund)

EMERGING GROWTH FUND

Copper Rock

Tucker Walsh is a founding partner, chief executive officer and head of portfolio management at Copper Rock Capital Partners (since 2005). Prior to co-founding Copper Rock, Mr. Walsh was a managing director and head of the Small Cap Growth team at State Street Research (since 1997). Prior to his employment with State Street Research, Mr. Walsh was an equity analyst at Chilton Investment Company, SG Cowen Asset Management and Merrill Lynch. Mr. Walsh earned a B.A. in Economics from Washington and Lee University. He has over 14 years of investment industry experience.

Michael Malouf, CFA, is a founding partner and portfolio manager at Copper Rock Capital Partners (since 2005). Prior to co-founding Copper Rock, Mr. Malouf founded Primena, a software company that creates software for money managers, and was involved in real estate investing (2002 to 2005). Mr. Malouf previously held the position of managing director and head of Small Cap Growth Investing at Neuberger Berman (1998 to 2002). Prior to his employment with Neuberger Berman, he held the position of small-cap portfolio manager at RCM Capital Management (1991 to 1998). Mr. Malouf holds a B.S. in Finance from Arizona State University and a CFA designation. He has over 15 years of investment industry experience.

FOCUSED FUND

Liberty Ridge

Jerome J. Heppelmann, CFA, joined Liberty Ridge in 1994 as a Vice President of Marketing/Client Service and since 1997 has been a member of Liberty Ridge’s investment team. Prior to joining Liberty Ridge, Mr. Heppelmann worked in the Investment Advisory Group for SEI Investments.

GROWTH FUND

Munder

A team of professionals employed by Munder makes investment decisions for the Fund. The team consists of Tony Y. Dong, Brian S. Matuszak and Andy Y. Mui. Mr. Dong makes final investment decisions for the Fund. The team members provide analytical support for Mr. Dong’s selections.

Tony Y. Dong, CFA, Managing Director, Mid-Cap Equities, has been a member of the Fund’s portfolio management team since Munder became a Sub-Advisor to the Fund in January 2006. Mr. Dong joined Munder’s mid-cap core growth team as a senior portfolio manager in January 2001, and assumed the lead manager role in March 2002. He is also a member of the portfolio management team for Munder’s mid-cap/small-cap blend discipline. He became part of the mid-cap/small-cap blend team in November 2003. Mr. Dong joined Munder in 1988 as a portfolio manager for Munder’s Growth at a Reasonable Price (GARP) investment discipline. He was promoted to Senior Portfolio Manager in 1994 and to Managing Director, Mid-Cap Equities, in 2006.

Brian S. Matuszak, CFA, Senior Equity Analyst, is a member of Munder’s mid-cap core growth team and has been a member of the Fund’s portfolio management team since Munder became a Sub-Advisor to the Fund in January 2006. He is also a member of Munder’s REIT and mid-cap/small-cap blend portfolio management teams. Mr. Matuszak joined the REIT and mid-cap core growth teams as an Equity Analyst in April 2002, and was promoted to Senior Equity Analyst in January 2005. He has been part of the mid-cap/small-cap blend team since 2005. Prior to April 2002, Mr. Matuszak had been an internal wholesaler at Munder, marketing the Munder Funds and Munder Funds wrap products. He joined Munder in May 2000.

Andy Y. Mui, CPA, Senior Equity Analyst, is a member of Munder’s mid-cap core growth team and has been a member of the Fund’s portfolio management team since Munder became a Sub-Advisor to the Fund in January 2006. He has also a member of Munder’s mid-cap/small-cap blend portfolio management team since joining Munder in June 2005. Prior to joining Munder, he had been an Equity Research Associate for Smith Barney Citigroup since 2004. He was also an Equity Research Associate with RBC Capital Markets from mid-2002 through 2003. From August 2000 through May 2002, Mr. Mui was pursuing his M.B.A. at the Tuck School of Business at Dartmouth. He also held the position of Equity Research Associate at Banc of America Securities LLC during the summer of 2001.

Turner

Turner’s allocation of the Fund is managed by a team of investment professionals who collaborate to develop and implement the investment strategy. The lead manager on the team has authority over all aspects of the portfolio’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows in accordance with portfolio holdings.

The portfolio managers are Christopher K. McHugh (Lead Manager), Tara R. Hedlund, CFA, CPA and Jason D. Schrotberger, CFA.

Christopher K. McHugh, a Principal at Turner, has managed the portfolio since inception. Ms. Hedlund and Mr. Schrotberger joined the portfolio in 2006. Mr. McHugh began his investment career in 1986 where he served as a performance specialist at Provident Capital Management. Mr. McHugh joined Turner when it was founded in 1990.

Tara R. Hedlund, CFA, CPA, began her investment career in 1995 and joined Turner in 2000 after serving as an audit engagement senior at Arthur Anderson LLP.

Jason D. Schrotberger, CFA, began his investment career in 1994 at Safeguard Scientifics where he served as a venture capital analyst. He also served as an equity analyst at PNC Asset Management and for the Public School Employees’ Retirement System for the Commonwealth of Pennsylvania. Mr. Schrotberger joined Turner in 2001 from BlackRock Financial Management where he served as an investment analyst.

HEITMAN REIT FUND

Heitman

Timothy J. Pire and Larry S. Antonatos serve as portfolio managers for the Old Mutual Heitman REIT Fund and provided day-to-day management. Messrs. Pire and Antonatos equally share portfolio management responsibilities for the Fund.

Timothy J. Pire, CFA, is managing director of Heitman with responsibility for fund management, research and analysis of the publicly traded real estate securities and implementation of the investment strategy through fund management. Prior to joining the sub-advisor in 1994, Mr. Pire served as vice president and research analyst with PRA Securities Advisors, LP.

Larry S. Antonatos is executive vice president of Heitman with responsibility for fund management, research and analysis of the publicly traded real estate securities and implementation of the investment strategy through fund management. Mr. Antonatos also oversees Heitman’s trading positions. Prior to joining Heitman in 1998, Mr. Antonatos served as associate director with Fitch Investors Service, LP, in New York City (1997-1998) and as a Fund manager with Equitable Real Estate Investment Management, Inc. in Chicago (1992 - 1997).

LARGE CAP FUND

Liberty Ridge

Jerome J. Heppelmann, CFA (see description under Focused Fund)

LARGE CAP GROWTH AND LARGE CAP GROWTH CONCENTRATED FUNDS

Ashfield

A team of portfolio managers comprise Ashfield’s Senior Investment Committee, which takes a team approach to applying the firm’s large cap growth equity investment philosophy and process. The members of the Committee are J. Stephen Lauck, J. Stephen Thornborrow, Bradley J. Fretz, Peter A. Johnson, Anthony S. Hooker and Kelli K. Hill. All portfolio decisions are made collectively by consensus of the Committee.

J. Stephen Lauck, CFA, joined Ashfield in 1984 and has held the positions of Portfolio Manager, President and Chief Executive Officer since that time.

J. Stephen Thornborrow joined Ashfield in 1984 and has held the position of Portfolio Manager since that time.

Bradley J. Fretz joined Ashfield in 1989 and has held the position of Portfolio Manager since that time.

Peter A. Johnson joined Ashfield in 1994 and has held the position of Portfolio Manager since that time.

Anthony S. Hooker joined Ashfield in 1986 when Pacific Asset Management, a firm Mr. Hooker founded in 1979, merged with Ashfield. Since 1986, Mr. Hooker has held the position of Portfolio Manager.

Kelli K. Hill joined Ashfield in 2004 and since that time has held the position of Portfolio Manager. Prior to joining Ashfield, Ms. Hill held the position of Senior Vice President at Putnam Investments in Boston where she was an Institutional Portfolio Manager. From 1988 to 2001 Ms. Hill held the position of Managing Director and Portfolio Manager for Wells Fargo in San Francisco. Ms. Hill began her career at Christoph Securities in Lake Forest, Illinois. Ms. Hill earned her undergraduate degree from the University of Southern California.

Marc W. Lieberman, CFA, joined Ashfield in 2002 and since that time has held the position of Portfolio Manager. Prior to joining Ashfield, Mr. Lieberman was the Director of Sales at Homegain.com from 2000 to 2001.

Turner

Mark D. Turner joined Turner upon its founding in 1990. He holds the positions of President, Senior Portfolio Manager and Security Analyst and is a Principal at Turner. He covers the financial services sector for all of Turner’s stock funds. Prior to joining Turner, Mr. Turner worked as Vice President/Senior Portfolio Manager for First Maryland Asset Management from 1987 to 1989, Vice President/Portfolio Manager for Merrill Lynch Asset Management from 1985 to 1987 and Portfolio Manager/Analyst for Wachovia Investment Management from 1982 to 1987.

Robert E. Turner, CFA, joined Turner upon its founding in 1990. He holds the positions of Chairman and Chief Investment Officer and is a Principal at Turner. He manages the technology and telecommunications and producer durables sectors for all of Turner’s stock funds. Prior to joining Turner, Mr. Turner served as Senior Investment Manager for Meridian Investment Company from 1985 to 1990, Portfolio Manager with Integon Corporation from 1983 to 1985, Analyst at McMillon/Eubanks from 1981 to 1983, and Systems Consultant with Andersen Consulting from 1979 to 1981.

Robb J. Parlanti, CFA, joined Turner in 1993. He holds the positions of Senior Portfolio Manager and Security Analyst and is a Principal at Turner. He covers the cyclical sector for all of Turner's stock funds. Prior to joining Turner, Mr. Parlanti worked as an Investment Officer for PNC Bank, N.A., from 1987 to 1993.

MID-CAP FUND

Liberty Ridge

Jerome J. Heppelmann, CFA (see description under Focused Fund)

SELECT GROWTH FUND

Ashfield

Kelli K. Hill and Marc W. Lieberman are two members of Ashfield’s Opportunistic All Cap Growth investment team, which takes a team approach to applying the firm’s investment philosophy and process. All portfolio decisions are made collectively by consensus.

Kelli K. Hill (see description under Large Cap Growth and Large Cap Growth Concentrated Funds)

Marc W. Lieberman, CFA (see description under Large Cap Growth and Large Cap Growth Concentrated Funds)

Turner

William C. McVail, Senior Portfolio Manager, Security Analyst and a Principal at Turner, covers stocks in the consumer sector. Mr. McVail is the lead manager of the Small Cap Growth and Small Cap GrowthPlus portfolios and a co-manager of the Concentrated Growth and Micro Cap Growth portfolios. He has worked at Turner since 1998 and has twenty years of investment experience. Prior to joining Turner, Mr. McVail was a portfolio manager at BlackRock Equity Advisors. He also served as an equity analyst at PNC Investment Management and Research.

Robert E. Turner, CFA (see description under Large Cap Growth and Large Cap Growth Concentrated Funds)

Christopher K. McHugh (see description under Growth Fund)

SMALL CAP FUND

Eagle

After investment research has been conducted on current and potential holdings, the portfolio managers, Todd McCallister and Stacey Serafini Thomas are responsible for determining whether to buy, sell, or hold securities. Both Mr. McCallister and Ms. Thomas have authority for buy and sell decisions within certain sectors. Specifically, Mr. McCallister has final responsibility in finance, business services (shared), media, telecom, health care and energy while Ms. Thomas has responsibility in technology, capital goods, retail and business services (shared). As managing director, Mr. McCallister retains decision-making authority for any decisions in question.

Todd McCallister, Ph.D., CFA, joined Eagle in 1997 and currently holds the positions of Managing Director and Portfolio Manager. Mr. McCallister has 19 years of investment experience as a portfolio manager and analyst. Prior to joining Eagle, Mr. McCallister served as a Portfolio Manager at Investment Advisors, Inc. Mr. McCallister also served as a Portfolio Manager at ANB Investment Management for 5 years. Mr. McCallister holds a B.A., with highest honors, from the University of North Carolina (1982), and a Ph.D. in economics from the University of Virginia (1987). He earned his CFA designation in 1996.

Stacey Serafini Thomas, CFA, joined Eagle in 1999. Ms. Thomas has more than eight years of investment experience as portfolio co-manager and analyst. Prior to joining Eagle, Ms. Thomas served as a Corporate Finance Analyst for Raymond James & Associates, Inc. Ms. Thomas holds a B.A. in government, cum laude, from Harvard University (1997). She earned her CFA designation in 2002.

Liberty Ridge

James B. Bell, III, CFA, joined Liberty Ridge in 2001 as a research analyst focusing on financials, utilities and gaming/leisure companies, and has been a portfolio manager since 2004. Prior to joining Liberty Ridge, Mr. Bell worked for six years as a commercial banker at Allfirst Bank.

STRATEGIC SMALL COMPANY FUND

Copper Rock

Tucker Walsh (see description under Emerging Growth Fund)

Michael Malouf (see description under Emerging Growth Fund)

Eagle

After investment research has been conducted on current and potential holdings, the portfolio managers, Todd McCallister and Stacey Serafini Thomas are responsible for determining whether to buy, sell, or hold securities. Both Mr. McCallister and Ms. Thomas have authority for buy and sell decisions within certain sectors. Specifically, Mr. McCallister has final responsibility in finance, business services (shared), media, telecom, health care and energy while Ms. Thomas has responsibility in technology, capital goods, retail and business services (shared). As managing director, Mr. McCallister retains decision-making authority for any decisions in question.

Todd McCallister (see description under Small Cap Fund)

Stacey Serafini Thomas (see description under Small Cap Fund)

Liberty Ridge

James B. Bell, III, CFA (see description under Small Cap Fund)

TS&W SMALL CAP VALUE FUND

TS&W

Frank H. Reichel, III, has over sixteen years of experience managing value and small-cap value portfolios. Mr. Reichel has worked as a portfolio manager for TS&W since August 2000 and was named Chief Investment Officer in January 2007. Prior to joining TS&W, Mr. Reichel worked for seven years as a portfolio manager at Stratton Management Company.

ABOUT YOUR INVESTMENT

Your Share Price

The price you pay for a share of a Fund and the price you receive upon selling or redeeming a share of a Fund is called the net asset value (“NAV”). NAV per share class of a Fund is calculated by dividing the total net assets of each class of a Fund by the total number of the classes’ shares outstanding of that Fund. NAV is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open. NAV is not calculated, and you may not conduct Fund transactions, on days the NYSE is closed (generally weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day).

Your purchase, exchange, or redemption of a Fund’s shares will be priced at the next NAV calculated after your request is received in good order by the Fund’s transfer agent or other Fund agents. Shares begin to earn dividends on the first business day following the day of purchase. Shares earn dividends until the day of redemption. The NAV of your shares when redeemed may be more or less than the price you originally paid, depending primarily upon the Fund’s investment performance. If a Fund invests in another investment company, that Fund’s NAV is based in part on the NAV of the other investment companies in which the Fund invests. The Prospectuses for these other investment companies explain the circumstances under which they may use fair value pricing and its effects.

The Trust may enter into agreements with broker-dealers, financial institutions, retirement plan accounts, trading platforms, certain fee-based programs, or other service providers (“financial intermediaries”) that may include the Funds as an investment alternative in the programs they offer or administer. If you buy shares through a financial intermediary, generally your order must be received by the financial intermediary and transmitted to Old Mutual Investment Partners (the “Distributor”) or its designee by the close of regular trading on the NYSE in order for you to receive that day’s offering price. Otherwise, the order will receive the offering price that is determined on the next day the NYSE is open. The Trust and financial intermediaries reserve the right to reject customer orders that are incomplete or otherwise not in “good order.” Financial intermediaries may also accept certain customer orders conditioned on the understanding that the orders may later be rejected in the event they cannot be transmitted to the Distributor or its designee in a timely manner. The Trust will be deemed to have received a purchase or redemption order from authorized financial intermediaries (“authorized financial intermediary”) when the financial intermediary, or its authorized designee, accepts the order. The customer order will be priced at the Fund’s NAV next computed after such order is unconditionally accepted by an authorized financial intermediary or its authorized designee.

Valuing Portfolio Securities

The Funds use pricing services to determine the market value of the securities in their portfolios. Except as discussed below, the Funds generally use the market price of securities as of the close of regular trading on the NYSE to value equity securities held in the Funds’ portfolios, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Fund at the NASDAQ Official Closing Price provided by NASDAQ each business day.

Short-term investments in the Funds are priced at amortized cost, which approximates market value. The market value of bonds is determined based on an evaluated price. If a Fund holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. Because foreign markets may be open at different times than the NYSE, the price of a Fund’s shares may change on days when its shares are not available for purchase or sale. If a market quotation is not readily available or is believed to be unreliable, the security is valued at fair value pursuant to procedures approved by the Board.

Fair Value Pricing

The Funds have fair value pricing procedures in place, and a Valuation Committee meets as necessary to value securities in appropriate circumstances that may include, but are not limited to, when a market price is believed to be unreliable, is unavailable, or if Fund assets have been affected by events occurring after the close of trading of a securities market, but before a Fund calculates its NAV. By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market, a Fund attempts to establish a price that it might reasonably expect to receive upon its current sale of that security. These methods are designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interest or other harm to shareholders. In addition, fair value pricing is a helpful tool in preventing excessive short-term trading activity because it may make it more difficult for potentially disruptive shareholders to determine if pricing inefficiencies exist in a Fund’s securities. The valuation assigned to fair valued securities for purposes of calculating the Fund's NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs. Although intended to do so, the fair value procedures may not always better represent the price at which the Fund could sell the fair valued security and may not always result in a more accurate NAV.

INVESTING IN THE FUNDS

Policy Regarding Excessive or Short-Term Trading

While the Old Mutual Funds provide shareholders with daily liquidity, they are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity, market-timing, or other abusive trading practices. Short-term trading, market-timing, or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, and may harm Fund performance. In particular, frequent trading of Fund shares may:

•	cause a Fund to keep more assets in cash or cash equivalents than it otherwise would, causing the Fund to miss out on investment opportunities;

•	force a Fund to sell some of its investments sooner than it otherwise would in order to honor redemptions;
•	increase brokerage commissions and other portfolio transaction expenses if securities are constantly being bought and sold by a Fund as assets move in or out; or
•	dilute the value of Fund shares held by long-term shareholders.

The Trust, Old Mutual Capital, and their agents, will not knowingly permit investors to excessively trade the Funds, although no guarantees can be made that all such trading will be identified and restricted. Purchase and sale orders may be received through financial intermediaries. The Trust, Old Mutual Capital, and their agents cannot always know or reasonably detect short-term trading through financial intermediaries, or through the use of omnibus accounts by financial intermediaries.

To minimize harm to the Funds and their shareholders, the Trust, Old Mutual Capital, and their agents reserve the right to reject any purchase order, including exchange purchases, for any reason without prior notice.

The Board has adopted, and Old Mutual Capital and its affiliates (collectively, for purposes of this section Policy Regarding Excessive or Short-Term Trading, “Old Mutual Capital”) and their agents have implemented the following tools designed to discourage excessive short-term trading in Old Mutual Funds:

•	trade activity monitoring;
•	trading guidelines for certain Old Mutual Funds;
•	a redemption/exchange fee on short-term trades in certain Old Mutual Funds; and
•	selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage short-term trading, none of these tools alone nor all of them taken together eliminate the possibility that short-term trading activity in the Funds will occur. Moreover, each of these tools other than the redemption/exchange fee involves judgments that are inherently subjective. Old Mutual Capital and its agents seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests. For purposes of applying these tools, Old Mutual Capital and its agents may consider an investor’s trading history in the Old Mutual Funds, other funds, and accounts under common ownership, influence or control. Old Mutual Capital and the Funds may modify these procedures in response to changing regulatory requirements or to enhance the effectiveness of the procedures.

Trade Activity Monitoring

The Trust or its agent has entered into a shareholder information agreement with each of its Financial Intermediaries, as such term is defined by Rule 22c-2 under the Investment Company Act of 1940, as amended, pursuant to which such Financial Intermediaries are obligated to provide individual shareholder transaction information to the Trust or its agents for the purpose of monitoring individual shareholder trading activity. Old Mutual Capital and its agents monitor selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Old Mutual Capital or one of its agents determines that a shareholder has engaged in excessive short-term trading, it will (i) advise the shareholder or use its best efforts to work with the Financial Intermediary that holds the account to inform the shareholder that he or she must stop such activities, and (ii) use its best efforts to refuse to process purchases or exchanges in the shareholder’s account other than exchanges into an affiliated money market fund (if available). Determining whether a shareholder has engaged in excessive short-term trading involves judgments that are inherently subjective. In making such judgments, Old Mutual Capital and its agents seek to act in a manner that they believe is consistent with the best interests of Old Mutual Fund shareholders.

The ability of Old Mutual Capital and its agents to monitor trades that are placed by the underlying shareholders of omnibus accounts that are held by intermediaries other than Financial Intermediaries (“Second-Tier Intermediaries”) may be limited because Second-Tier Intermediaries may choose not to disclose individual shareholder transaction information, or may not disclose such information in a timely manner upon the Trust’s request. Old Mutual Capital and its agents rely on Financial Intermediaries and the willingness, ability and rights of Second-Tier Intermediaries to monitor trading activity in omnibus accounts and/or enforce the Funds’ excessive short-term trading policy. Old Mutual Capital and its agents will attempt to apply the excessive short-term trading policy uniformly to all accounts.

Trading Guidelines

If a shareholder exceeds four exchanges out of an Old Mutual Fund (other than the Old Mutual Cash Reserves Fund) per calendar year, or if the Trust, Old Mutual Capital or one of their agents, determines that a shareholder’s short-term trading activity is excessive (regardless of whether or not such shareholder exceeds such guidelines), the Trust will not knowingly accept any additional purchase and exchange orders from such shareholder. The Trust and Old Mutual Capital and their agents may accept exchanges that are detected under these guidelines if they believe that such transactions are not short-term trading activity, for legitimate trading purposes and consistent with the best interests of long-term shareholders. Using the proceeds from the redemption of shares of one Old Mutual Fund to purchase shares of one or more other Old Mutual Funds is considered a single exchange. The Trust may permit exceptions to the four exchange limit for wrap accounts that can demonstrate they are following a bona fide asset allocation program.

Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for purposes of this policy and may be rejected in whole or in part. Transactions accepted by a financial intermediary in violation of the short-term trading policy are not deemed accepted by the Fund and may be cancelled or revoked. Old Mutual Capital and its agents may also suspend or terminate a shareholder’s exchange privileges if a shareholder engages in a disruptive pattern of exchanges. The Trust and Old Mutual Capital also reserve the right to delay delivery of redemption proceeds for up to 7 days or to honor certain redemptions with securities rather than cash.

Redemption/Exchange Fee

All Funds (except the Old Mutual Cash Reserves Fund) impose a 2.00% redemption/exchange fee on total redemption proceeds before applicable deferred sales charges of any shareholder redeeming shares, including redemption by exchange, of the Funds within 10 calendar days of their purchase. The Funds will impose a redemption/exchange fee to the extent that the number of Fund shares redeemed exceeds the number of Fund shares that have been held for more than 10 calendar days. In determining how long shares of the Fund have been held, Old Mutual Capital assumes that shares held by the investor for the longest period of time will be sold first. The Fund will retain the redemption/exchange fee for the benefit of the remaining shareholders. The redemption/exchange fee is not applicable to shares of the Old Mutual Cash Reserves Fund.

The Funds charge the redemption/exchange fee to discourage market timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements, to help minimize the impact the redemption or exchange may have on the performance of the Fund, to facilitate Fund management, and to offset certain transaction costs and other expenses the Fund incurs because of the redemption or exchange.

The Funds will not charge the 2.00% redemption/exchange fee on transactions involving the following:

•

total or partial redemptions of shares by omnibus accounts maintained by financial intermediaries such as broker-dealers and retirement plans and their service providers that do not have the systematic capability to process the fee;

•

total or partial redemptions of shares by omnibus accounts maintained by financial intermediaries such as broker-dealers and retirement plans and their service providers that have negotiated pre-existing legal covenants and agreements with the Funds to waive or not to impose the fee;

•	total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the Funds or a financial intermediary;
•	redemptions of shares from employer-sponsored retirement plans, such as 401(k) plans, which are made in connection with the withdrawal of an entire plan from a Fund;
•	redemptions initiated to pay an asset-based fee charged to customers of certain fee-based or wrap programs; or
•	redemptions initiated by a Fund, as permitted in the Prospectus.

The Funds’ goal is to apply the redemption/exchange fee to all shares of each Fund (except the Old Mutual Cash Reserves Fund) regardless of the type of account through which the shares are held. That goal is not immediately achievable primarily because of systems limitations of certain financial intermediaries and preexisting contrary legal covenants and agreements with financial intermediaries.

Certain financial intermediaries such as broker/dealers, banks, insurance companies and retirement plan administrators may impose frequent trading restrictions that differ from the Funds’ frequent trading restrictions, if such frequent trading restrictions are deemed by the Advisor or its agents to sufficiently protect Fund shareholders. Please contact your broker/dealer, bank, insurance company or retirement plan administrator to determine what frequent trading restrictions may apply to your account.

Choosing a Share Class

The Trust offers six classes of shares, four of which, Class Z, Advisor Class, Institutional Class and Class R, are offered by this Prospectus. The other two share classes, Class A and Class C, are offered by separate prospectus. Each class represents investments in the same portfolio of securities of a Fund and has the same rights and privileges as the other share classes of that Fund, except that: (i) each class is subject to different sales charges (loads); (ii) each class is subject to different distribution fees, which, if applicable, are paid pursuant to a Distribution Plan adopted under Rule 12b-1 of the 1940 Act; (iii) each class is subject to different service fees, which, if applicable, are paid pursuant to a Service Plan which may be adopted under Rule 12b-1 of the 1940 Act; (iv) exchanges are generally not permitted between the various share classes but only among the same class; and (v) each class may have exclusive voting rights with respect to matters affecting only that class. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. The Trust reserves the right to change the categories of investors eligible to purchase shares of each Fund.

The Trust has adopted a Rule 12b-1 distribution plan for Class R shares and shareholder services plans for Advisor Class and Class R shares. Under the distribution plan, Class R shares pay distribution fees of 0.25% on an annualized basis for the sale and distribution of Class R shares. Under the shareholder services plans, Class R shares and Advisor Class shares each pay shareholder services fees of 0.25% on an annualized basis for services provided to Class R shareholders and Advisor Class shareholders, respectively. Because these fees are paid out of the Class R shares and Advisor Class shares on an ongoing basis, over time, these fees will increase the cost of an investment in Class R Shares and Advisor Class shares of the Funds, and the fees may cost an investor more than paying other types of sales charges.

Buying Shares

You may purchase shares of each Fund directly through the Funds’ transfer agent or through select financial intermediaries that are authorized to sell you shares of the Funds. Such financial intermediaries may charge you a fee for this service in addition to each Fund’s public offering price. The price per share you will pay to invest in a Fund is its NAV next calculated after the transfer agent or other authorized representative accepts your order.

Purchases of shares of each Fund may be made on any day on which the NYSE is open for business. If you purchase shares directly through the Funds’ transfer agent, your order must be received before 4:00 p.m. Eastern Time for your purchase order to be effective on the day you place your order. If you order shares through a financial intermediary, the financial intermediary must receive your order before 4:00 p.m. Eastern Time and promptly transmit the order to the Funds for your purchase order to be effective on the day you place your order. The financial intermediary is responsible for promptly transmitting purchase orders to the Funds so that you may receive the same day’s NAV.

Eligible Investors

Class Z shares may only be purchased through certain brokers, dealers, registered investment advisors, and tax deferred plans that are authorized to sell and/or service Class Z shares of a Fund, except that: (1) persons or entities who are the beneficial owners of, and who have continuously maintained since June 4, 2007, an investment in Class Z shares of any retail mutual fund currently advised by the Advisor (“Grandfathered Investment”) and any person or entity listed in the account registration of a Grandfathered Investment, such as joint owners, trustees, custodians, and designated beneficiaries; and (2) employees of the Advisor and Old Mutual Investment Partners, trustees/directors of any mutual fund currently advised by the Advisor, fund counsel to any mutual fund currently advised by the Advisor, and their immediate families may continue to purchase Class Z shares in any applicable manner. Class Z shares will not be available to new shareholders through direct purchase, including retail no-transaction-fee (NTF) platforms, after June 4, 2007.

Class R shares are available only to employee benefit and other plans, such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans that consolidate and hold all Fund Shares in plan level or omnibus accounts on behalf of participants. Class R shares generally are not available to retail or institutional non-retirement accounts, Traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings Account, SEPs, Simple IRAs, or individual 403(b) plans.

Institutional Class shares are intended, where available, to be exempt from state blue sky registration. Institutional Class shares are available to the following categories of investors:

•	A bank, trust company, or other type of depository institution;
•	An insurance company, registered investment company, endowment, or foundation purchasing shares for its own account;

•	Pension or profit sharing plans or the custodian for such a plan;
•	Qualified or non-qualified employee benefit plans whose investment decisions are made by a fiduciary;
•

“Wrap account” programs established with broker/dealers or financial intermediaries and (i) the program for which the shares are being acquired places orders for shares through an omnibus or pooled account with the Fund or its agent; and (ii) the Fund or its agent does not pay any type of administrative or service fee on the investment in Institutional Class shares to the program sponsor or any third party; and

•	Other institutional clients who invest at least $2 million in a Fund.

Concepts to Understand

TRADITIONAL IRA. An individual retirement account. Your contributions may or may not be deductible depending on your circumstances. Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

SPOUSAL IRA. An IRA funded by a working spouse in the name of a nonworking spouse.

ROTH IRA. An IRA with non-deductible contributions, and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.

SIMPLE IRA. An IRA or 401(k) plan sponsored by a small business employer under which each employee elects the portion of his or her compensation to be contributed to the IRA, and the employer is required to make additional contributions.

COVERDELL EDUCATION SAVINGS ACCOUNTS. A savings account with non-deductible contributions, and tax-free growth of assets and distributions, if used to pay certain educational expenses.

For more complete IRA information, consult an Old Mutual Shareholder Services representative or a tax advisor.

Minimum Investments Applicable to Class Z and Advisor Class*

	Initial	Additional
Regular Accounts	$2,500	no minimum
Uniform Gifts/Transfer To Minor Accounts	$500	no minimum
Traditional IRAs	$2,000	no minimum
Roth IRAs	$2,000	no minimum
Coverdell Education Savings Accounts	$500	no minimum
Systematic Investment Plans I (“SIP I”) (1)	$500	$25
Systematic Investment Plans II (“SIP II”)(2)	no minimum	$50
*	The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part.
(1)	If a SIP I is established, the minimum initial investment for the Fund is $500 with a monthly systematic additional investment of $25 or more. A SIP I may be established on any type of account.
(2)	An investor may establish a SIP II with no minimum initial investment if the monthly systematic additional investment is at least $50. A SIP II may be established on any type of account.

Selling Shares

You may sell your shares at NAV any day the NYSE is open for business. Sale orders received by the Funds’ transfer agent or other authorized representatives by 4:00 p.m. Eastern Time will be priced at the Fund’s next calculated NAV. The Fund generally sends payment for your shares the business day after your order is accepted. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to 7 days. Also, if the Fund has not yet collected payment for the shares you are selling, it may delay paying out the proceeds on your sale until payment has been collected, which may take up to 15 days from the date of purchase. You may also sell shares of each Fund through certain broker-dealers or other financial institutions at which you maintain an account. The broker-dealer or financial institution may charge you a fee for this service.

Limitations on Selling Shares by Telephone – Class Z and Advisor Class

Proceeds Sent by	Minimum	Maximum
Check	no minimum	$50,000 per day
Wire*	no minimum	$50,000 per day
ACH	no minimum	$50,000 per day
*	Wire fee is $10 per Federal Reserve Wire.

Please note that the banking instructions to be used for wire and ACH redemptions must be established on your account in advance of placing your sell order.

Written Redemption Orders

Some circumstances require written sell orders along with signature guarantees. These include:

•	Redemptions by check, wire or ACH in excess of $50,000;
•	Requests to send proceeds to a different address or payee;
•	Requests to send proceeds to an address that has been changed within the last 30 days; and
•	Requests to wire proceeds to a different bank account.

For joint accounts, each signature must be guaranteed. A signature guarantee may be obtained from a bank, broker dealer, credit union, securities exchange or association, clearing agency or savings association and must include the title of the signatory. A notary public does not provide a signature guarantee. A valid signature guarantee must appear in the following format:

“Signature(s) Guaranteed”

[Institution’s Name]

By: [Signature]

Title: [Title of Signatory]

Systematic Withdrawal Plan

A Systematic Withdrawal Plan permits you to have payments of $50 or more mailed or automatically transferred from your Fund accounts to your designated checking or savings account. Consult your broker, dealer, or financial institution regarding how to establish this feature. Please note that to utilize this feature, you must maintain an account balance of $5,000 or more.

Check Writing

Check Writing is offered to shareholders of Class Z shares of the Old Mutual Cash Reserves Fund. If you have an account balance of $5,000 or more, you may establish this option on your account. You may redeem shares by writing checks on your account for $250 or more. To establish Check Writing on your account, call 888-772-2888 and request a Signature Card.

General Policies

•

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT: The Trust is required by Federal law to obtain, verify, and record information that identifies each person who opens a new account. If you do not provide this information, we may not be able to open your account. Each Fund reserves the right to close your account or take such other action deemed appropriate if we are unable to verify your identity.

•	Each Fund may reject or suspend acceptance of purchase orders.
•	Each Fund reserves the right to make redemptions in securities rather than in cash if the redemption amount exceeds $250,000 or 1% of the aggregate NAV of the Fund in any 90-day period.
•

Payment for telephone purchases must be received by the Fund’s transfer agent within seven days or you may be liable for any losses the Fund incurs as a result of the cancellation of your purchase order.

•

When placing a purchase, sale, or exchange order through an authorized representative, it is the representative’s responsibility to promptly transmit your order to the Fund’s transfer agent so that you may receive that same day’s NAV.

•

SEI Trust Company, the custodian for IRAs and Coverdell Education Savings accounts, currently charges a $10 annual custodial fee to Traditional and Roth IRA accounts and a $7 annual custodial fee to Coverdell Education Savings Accounts. This fee will be automatically deducted from your account if not received by the announced due date, usually in mid-August.

•

Because of the relatively high cost of maintaining smaller accounts, each Fund charges an annual fee of $12 if your account balance drops below $1,000. This fee does not apply to Uniform Gifts/Transfer to Minor Accounts, Coverdell Education Savings Accounts, Systematic Investment Plans or shareholders who consent to receive account statements and regulatory mailings electronically. The Funds will provide 60 days’ prior notice of the imposition of this fee. The Funds will not impose this fee if you purchase additional shares during the notice period to bring your account balance to at least $1,000.

•

For non-retirement accounts, if the value of your investment in the Fund falls below $500, we may redeem your shares and mail the proceeds to you. You will be provided 60 days’ prior notice of such redemption. Your shares will not be redeemed if you purchase additional shares during the notice period to bring your account balance to at least $500.

•	Asset allocation programs set up in networked accounts, which have been pre-approved by the Fund, will not be subject to the minimum account balances as described above.
•

The Funds produce account statements, annual and semi-annual financial reports and annual updates to the prospectus that will be mailed to you. You may elect to receive the account statements, financial reports and prospectus updates electronically by enrolling at oldmutualfunds.com. To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if there are accounts registered under different names in the household. Please call us or your broker-dealer or financial advisor if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, please call us and we will begin delivery within 30 days of your request. If you purchased your shares through a financial intermediary, please contact your broker-dealer or financial advisor to request separate mailings.

Exchanges Between Funds

You may exchange some or all shares of a particular class of a Fund for the same class of another Old Mutual Fund that offers such class of shares as long as the Fund is open to new investors.

If a shareholder exceeds four exchanges out of any of the Old Mutual Funds (except the Old Mutual Cash Reserves Fund) per calendar year, or if the Funds, Old Mutual Capital, or one of their agents determines, in its sole discretion, that a shareholder’s short-term trading activity is excessive, the determining party may, in its discretion, reject any additional purchase and exchange orders. In addition, short-term exchanges may be subject to a redemption/exchange fee. See the section of this Prospectus titled “Investing in the Funds - Policy Regarding Excessive or Short-Term Trading” for details of the limitations on exchanging between Old Mutual Funds and the redemption/exchange fee. The minimum investment requirements, as stated in the section of this Prospectus titled “Buying Shares - Minimum Investments”, also apply to exchanges.

Before making an exchange, you should obtain and review the prospectus of the Old Mutual Fund whose shares are being acquired. Shareholders should be aware that a financial intermediary may charge a fee for handling an exchange. Shareholders may realize a taxable gain or a loss on any exchange.

To Open an Account

Through a Financial Intermediary:

Contact your broker, investment advisor, financial planner, retirement plan sponsor or other financial intermediary.

In Writing:

Complete the application.

Mail your completed application and a check to:

Regular Mail:

Old Mutual Advisor Funds II

P.O. Box 219534

Kansas City, Missouri 64121-9534

Overnight Mail:

Old Mutual Advisor Funds II

210 West 10th Street, 8th Floor

Kansas City, Missouri 64105

By Telephone:

Call us at 888-772-2888 to receive an account application and receive an account number.

By Wire:

Call us at 888-772-2888 to receive an application and account number. Wire your investment to the bank listed below.

United Missouri Bank of Kansas City, N.A.

ABA # 10-10-00695

Account # 98705-23469

Include the following information with the wiring instructions:

Fund name in which you want to invest

Your name

Your Social Security or tax identification number

Your account number

Return the account application.

To Make Additional Investments to an Existing Account

Through a Financial Intermediary:

Contact your broker, investment advisor, financial planner, retirement plan sponsor or other financial intermediary.

In Writing:

Fill out an investment slip.

Mail the slip and the check to:

Old Mutual Advisor Funds II

P.O. Box 219534

Kansas City, Missouri 64121-9534

By Telephone:

Call us at 888-772-2888.

By Wire:

Have your bank send your investment to:

United Missouri Bank of Kansas City, N.A.

ABA # 10-10-00695

Account # 98705-23469

Include the following information with the wiring instructions:

Fund name in which you want to make an additional investment

Your name

Your Social Security or tax identification number

Your account number

By ACH:

Complete the bank information section on the account application.

Attach a voided check or deposit slip to the account application.

The maximum purchase allowed through ACH is $100,000 and this option must be established on your account 15 days prior to initiating a transaction.

Via The Internet – Class Z and Advisor Class Shares:

Complete the bank information section on the account application.

Enter the “My Account” section of the OMAF II Website located at oldmutualfunds.com and follow the instructions for purchasing shares.

To Sell Shares

Through a Financial Intermediary:

Contact your broker, investment advisor, financial planner, retirement plan sponsor or other financial intermediary.

In Writing:

Write a letter of instruction that includes the following information:

your name(s) and signature(s)

your account number

the Fund name

the dollar amount you wish to sell

how and where to send the proceeds

If required, obtain a signature guarantee (see the “Selling Shares” section of this Prospectus). Mail your request to:

Old Mutual Advisor Funds II

P.O. Box 219534

Kansas City, Missouri 64121-9534

By Telephone:

Sales orders may be placed by telephone provided this option was selected on your account application. Please call 888-772-2888. Note: Persons under age 59 1/2 may only make sales from IRA accounts in writing, not by telephone.

By Wire:

Sale proceeds may be wired at your request. Be sure OMAF II has your wire instructions on file.

There is a $10 charge for each wire sent by the Fund.

By ACH:

Complete the bank information section on the account application.

Attach a voided check or deposit slip to the account application.

Please note that sale proceeds sent via ACH will not be posted to your bank account until the second business day following the transaction.

Via the Internet:

Enter the “My Account” section of the OMAF II Website located at oldmutualfunds.com and follow the instructions for redeeming shares.

Distribution and Taxes

The Equity Funds pay shareholders dividends from their net investment income and distributions from their net realized capital gains at least once a year, if available, except the Old Mutual Barrow Hanley Value Fund pays shareholders dividends from its net investment income semi-annually and distributions from its net realized capital gains once a year, if available, and the Old Mutual Heitman REIT Fund pays shareholders dividends from its net investment income quarterly and distributions from its net realized capital gains once a year, if available. The Fixed Income Funds declare dividends daily and pay shareholders dividends from their net investment income monthly. Dividends and distributions will be reinvested in your Fund account unless you instruct the Fund otherwise. There are no fees on reinvestments. Alternatively, you may elect to receive your dividends and distributions in cash in the form of a check, wire, or ACH.

Unless your investment is in an IRA or other tax-exempt account, your dividends and distributions will be taxable whether you receive them in cash or reinvest them. Dividends (including short-term capital gains distributions) are generally taxed at the ordinary income rate. However, distributions of qualified dividend income and of long-term capital gains are taxable at lower rates. The current qualified dividend income and long-term capital gains tax rates are provided in the table below.

A sale or exchange of shares of a Fund, whether for cash or for shares of another Fund, may also generate a tax liability unless your account is tax-exempt. There are two types of tax liabilities you may incur from a sale or exchange: (1) short-term capital gains will apply if you sell or exchange a Fund up to 12 months after buying it; and (2) long-term capital gains will apply to Funds sold or exchanged after 12 months. The table below describes the tax rates for each.

Taxes on Transactions

The tax status of your distributions for each calendar year will be detailed in your annual tax statement from the Fund. Because everyone’s tax situation is unique, always consult your tax advisor about federal, state, and local tax consequences.

Taxability of Distributions to Individuals and Other Non-Corporate Shareholders

Type of Distribution	Tax rate for 15% bracket and lower	Tax rate for brackets higher than 15%
Dividends Generally	Ordinary income rate	Ordinary income rate
Qualified Dividends	5%	15%
Short-term Capital Gains	Ordinary income rate	Ordinary income rate
Long-term Capital Gains	5%	15%

Distribution Arrangements

The Trust, on behalf of each of the Advisor Class and Class R shares of each Fund, has adopted a Distribution Plan and a Service Plan pursuant to which a Fund may pay distribution fees to the Distributor and service fees to the Distributor, brokers, dealers or other financial intermediaries. Service fees are paid for providing or arranging for others to provide personal services to shareholders and/or maintenance of such shareholders’ accounts. All or a substantial portion of the distribution fees and service fees that are paid to the Distributor are re-allowed to the dealer of record or entity providing distribution and/or personal shareholder services. Because distribution fees and/or service fees are paid out of the Funds’

Advisor Class and Class R assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. See the “Fund Summaries” and “Investing in the Funds - Choosing a Share Class” sections of this Prospectus for details on the distribution fees and service fees.

Revenue Sharing

Payments to Financial Intermediaries

The Advisor, Distributor, or one or more of their affiliates, from time to time, makes payments from their own resources to financial intermediaries in exchange for certain services provided by the financial intermediary, such as placing the Trust and the Funds on the financial intermediary’s sales system, placing the Trust and the Funds on the financial intermediary’s preferred or recommended list, marketing support services, networking services (including account maintenance and transaction processing), and/or administrative or recordkeeping support services (collectively, “revenue sharing payments”). Such payments are in addition to any distribution and service fees that may be payable by a Fund.

Marketing support payments include payments for conferences and seminars, investor and dealer-sponsored events, educating sales personnel of the financial intermediary, placement on sales lists, and access (in some cases on a preferential basis over competitors of the Trust) to sales meetings and salespeople of the financial intermediary.

From time to time, the Advisor or its affiliates pays “networking fees” to certain broker-dealers who process fund transactions through an automated mutual fund clearinghouse, which reduces the Trust’s costs in processing shareholder transactions. These networking fees compensate the broker for its expense in processing transactions through the clearinghouse.

Old Mutual Capital or its affiliates pay certain financial intermediaries for administrative or recordkeeping support services. Administrative and recordkeeping support services may include transaction processing or account maintenance activities (such as processing purchases, redemptions, or exchanges or producing customer account statements or tax statements); sub-accounting services; answering shareholder inquiries relating to the Trust and the Funds; delivering proxy statements, annual reports, updated prospectuses, and other communications; and other recordkeeping services relating to investments in the Funds.

Financial intermediaries may be compensated differently depending on the nature and extent of the services they provide. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed their cost in providing the service. Certain of these payments are subject to limitations under applicable law.

The Distributor or its affiliates may also make non-service, revenue sharing payments to financial intermediaries at an annual rate specified in writing by the Distributor or its affiliates. These payments generally represent a percentage of a financial intermediary’s sales and/or the value of Fund shares within a financial intermediary’s client accounts. In addition, financial intermediaries may receive non-cash compensation, such as promotional merchandise bearing the Trust’s logo.

The Distributor is motivated to make revenue sharing payments since, in certain circumstances, they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediary. Old Mutual Capital and the Sub-Advisors will benefit from the Distributor’s activity through increased advisory fees if additional assets are acquired through sale of Fund shares through such financial intermediaries.

Revenue sharing payments may provide financial intermediaries with an incentive to favor shares of a Fund over sales of shares of other mutual funds or non-mutual fund investments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and you should discuss this matter with your financial intermediary and its representatives.

For the fiscal year ended March 31, 2007, the Distributor, the Advisor, or one or more of their affiliates had revenue sharing arrangements in place with the following financial intermediary: E*Trade.

Payments by Old Mutual Advisor Funds II

The Trust may also, from time to time, make payments to financial intermediaries that provide administrative or recordkeeping support services, as described above. From time to time, the Trust may also pay networking fees to brokers, up to certain limits.

YOU CAN FIND FURTHER DETAILS IN THE SAI ABOUT THESE PAYMENTS MADE TO FINANCIAL INTERMEDIARIES. YOU CAN ALSO SPEAK TO YOUR FINANCIAL INTERMEDIARY FOR MORE INFORMATION ABOUT THE PAYMENTS MADE BY THE DISTRIBUTOR, OLD MUTUAL CAPITAL, THEIR AFFILIATES, OR THE FUNDS, TO SUCH FINANCIAL INTERMEDIARY. IN CERTAIN CASES, THE PAYMENTS COULD BE SIGNIFICANT AND MAY CAUSE A CONFLICT OF INTEREST FOR YOUR FINANCIAL INTERMEDIARY.

FINANCIAL HIGHLIGHTS

A Fund’s financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Fund, assuming you reinvested all Fund distributions. The financial highlights shown for the Old Mutual Cash Reserves Fund include the Fund’s Class Z shares only because Class R and Institutional Class shares are new. Returns for Class R and Institutional Class shares would be similar to the returns for Class Z shares because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the Classes do not have the same expenses. PricewaterhouseCoopers, LLP has audited the information contained in these financial highlights. Their report and the Fund’s financial statements are included in the Funds’ Annual Report to Shareholders, which is available, free of charge, upon request.

The Old Mutual Analytic U.S. Long/Short, Old Mutual Barrow Hanley Value, Old Mutual Heitman REIT and Old Mutual Dwight Short Term Fixed Income Funds acquired the assets of predecessor funds in a tax-free exchange by issuing new shares. This transaction was effective as of the close of business on December 14, 2001 for the Old Mutual Barrow Hanley Value and Old Mutual Heitman REIT Funds and effective as of the close of business on January 11, 2002 for the Analytic U.S. Long/Short and Old Mutual Dwight Short Term Fixed Income Funds. None of the Funds had any assets prior to the acquisition. Consequently, the information presented for each Fund prior to the acquisition date represents the financial history of its corresponding predecessor fund.

		Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions
Old Mutual Analytic U.S. Long/Short Fund
Class Z
2007		$ 11.70	$ 0.08	[1]	$ 2.46	$ 2.54	$ (0.04)	$ -	$ (0.04)
2006		$ 10.60	$ 0.05	[1]	$ 1.13	$ 1.18	$ (0.08)	$ -	$ (0.08)
2005		$ 9.84	$ 0.06	[1]	$ 0.77	$ 0.83	$ (0.07)	$ -	$ (0.07)
2004		$ 7.35	$ 0.05	[1]	$ 2.48	$ 2.53	$ (0.04)	$ -	$ (0.04)
2003		$ 10.42	$ 0.06		$ (3.06)	$ (3.00)	$ (0.07)	$ -	$ (0.07)
Advisor Class
2007	[2]	$ 13.51	$ 0.01	[1]	$ 0.66	$ 0.67	$ -	$ -	$ -
Class R
2007	[2]	$ 13.51	$ -	[1]	$ 0.66	$ 0.66	$ -	$ -	$ -
Institutional Class
2007	[2]	$ 13.51	$ 0.03	[1]	$ 0.66	$ 0.69	$ -	$ -	$ -

		Redemption Fees	Net Asset Value End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets *		Ratio of Gross Expenses to Average Net Assets ^^^ *	Ratio of Net Investment Income (Loss) to Average Net Assets *	Portfolio Turnover Rate †

Class Z
2007		$ -	$ 14.20	21.74%	$ 150,654	1.24%	@	1.56%	0.59%	93.42%
2006		$ -	$ 11.70	11.16%	$ 27,771	1.27%	@	1.30%	0.47%	208.15%
2005		$ -	$ 10.60	8.49%	$ 55,219	1.28%		1.28%	0.57%	173.71%
2004		$ -	$ 9.84	34.50%	$ 65,668	1.24%		1.25%	0.59%	267.41%
2003		$ -	$ 7.35	(28.83)%	$ 53,983	1.19%		1.31%	0.62%	212.69%
Advisor Class
2007	[2]	$ -	$ 14.18	4.96%	$ -	1.38%	@	270.71%	0.33%	93.42%
Class R
2007	[2]	$ -	$ 14.17	4.89%	$ -	1.71%	@	4,541.53%	0.04%	93.42%
Institutional Class
2007	[2]	$ -	$ 14.20	5.11%	$ -	1.01%	@	2,495.13%	0.73%	93.42%

		Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions
Old Mutual Barrow Hanley Value Fund
Class Z
2007		$ 16.61	$ 0.19	[1]	$ 1.37	$ 1.56	$ (0.21)	$ (9.14)	$ (9.35)
2006		$ 16.65	$ 0.09	[1]	$ 0.68	$ 0.77	$ (0.14)	$ (0.67)	$ (0.81)
2005		$ 15.88	$ 0.06	[1]	$ 0.99	$ 1.05	$ (0.05)	$ (0.23)	$ (0.28)
2004		$ 11.84	$ 0.05	[1]	$ 4.07	$ 4.12	$ (0.06)	$ (0.02)	$ (0.08)
2003		$ 16.40	$ 0.14		$ (4.31)	$ (4.17)	$ (0.15)	$ (0.24)	$ (0.39)
Advisor Class
2007		$ 16.58	$ 0.16	[1]	$ 1.37	$ 1.53	$ (0.15)	$ (9.14)	$ (9.29)
2006		$ 16.62	$ 0.07	[1]	$ 0.65	$ 0.72	$ (0.09)	$ (0.67)	$ (0.76)
2005		$ 15.86	$ 0.01	[1]	$ 1.01	$ 1.02	$ (0.03)	$ (0.23)	$ (0.26)
2004	††	$ 14.23	$ 0.04	[1]	$ 1.66	$ 1.70	$ (0.05)	$ (0.02)	$ (0.07)
Class R
2007	[2]	$ 8.69	$ 0.03	[1]	$ 0.09	$ 0.12	$ -	$ -	$ -
Institutional Class
2007	[2]	$ 8.69	$ 0.05	[1]	$ 0.09	$ 0.14	$ -	$ -	$ -

		Redemption Fees	Net Asset Value End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets *	Ratio of Gross Expenses to Average Net Assets ^^^ *	Ratio of Net Investment Income (Loss) to Average Net Assets *	Portfolio Turnover Rate †

Class Z
2007		$ -	$ 8.82	14.03%	$ 124,884	1.10%	1.43%	1.52%	62.56%
2006		$ -	$ 16.61	4.69%	$ 311,142	1.37%	1.45%	0.51%	26.88%
2005		$ -	$ 16.65	6.64%	$ 1,374,194	1.44%	1.46%	0.34%	20.03%
2004		$ -	$ 15.88	34.82%	$ 1,128,195	1.48%	1.49%	0.36%	24.31%
2003		$ -	$ 11.84	(25.73)%	$ 647,508	1.45%	1.52%	1.00%	50.05%
Advisor Class
2007		$ -	$ 8.82	13.83%	$ 251	1.35%	2.68%	1.25%	62.56%
2006		$ -	$ 16.58	4.39%	$ 758	1.59%	1.64%	0.44%	26.88%
2005		$ -	$ 16.62	6.41%	$ 894	1.69%	1.71%	0.09%	20.03%
2004	††	$ -	$ 15.86	11.97%	$ 723	1.75%	1.76%	0.35%	24.31%
Class R
2007	[2]	$ -	$ 8.81	1.38%	$ -	1.66%	4,635.05%	1.36%	62.56%
Institutional Class
2007	[2]	$ -	$ 8.83	1.61%	$ -	0.93%	2,546.53%	2.10%	62.56%

		Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions
Old Mutual Columbus Circle Technology and Communications Fund
Class Z
2007		$ 13.04	$ (0.13)	[1]	$ 0.23	$ 0.10	$ -	$ -	$ -
2006		$ 10.40	$ (0.14)	[1]	$ 2.78	$ 2.64	$ -	$ -	$ -
2005		$ 10.77	$ (0.13)	[1]	$ (0.24)	$ (0.37)	$ -	$ -	$ -
2004		$ 7.31	$ (0.14)	[1]	$ 3.60	$ 3.46	$ -	$ -	$ -
2003		$ 14.79	$ (0.11)	[1]	$ (7.37)	$ (7.48)	$ -	$ -	$ -
Advisor Class
2007		$ 12.88	$ (0.16)	[1]	$ 0.22	$ 0.06	$ -	$ -	$ -
2006		$ 10.29	$ (0.16)	[1]	$ 2.75	$ 2.59	$ -	$ -	$ -
2005		$ 10.68	$ (0.15)	[1]	$ (0.24)	$ (0.39)	$ -	$ -	$ -
2004		$ 7.27	$ (0.16)	[1]	$ 3.57	$ 3.41	$ -	$ -	$ -
2003		$ 14.75	$ (0.13)	[1]	$ (7.35)	$ (7.48)	$ -	$ -	$ -
Class R
2007	[2]	$ 13.02	$ (0.06)	[1]	$ 0.15	$ 0.09	$ -	$ -	$ -
Institutional Class
2007	[2]	$ 13.02	$ (0.03)	[1]	$ 0.15	$ 0.12	$ -	$ -	$ -

		Redemption Fees	Net Asset Value End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets *	Ratio of Gross Expenses to Average Net Assets ^^^ *	Ratio of Net Investment Income (Loss) to Average Net Assets *	Portfolio Turnover Rate †

Class Z
2007		$ -	$ 13.14	0.77%	$ 160,833	1.45%	1.84%	(1.06)%	126.47%
2006		$ -	$ 13.04	25.38%	$ 222,617	1.59%	1.62%	(1.24)%	104.99%
2005		$ -	$ 10.40	(3.44)%	$ 229,768	1.64%	1.64%	(1.22)%	63.05%
2004		$ -	$ 10.77	47.33%	$ 314,112	1.66%	1.67%	(1.40)%	135.24%
2003		$ -	$ 7.31	(50.57)%	$ 262,244	1.54%	1.54%	(1.24)%	261.67%
Advisor Class
2007		$ -	$ 12.94	0.47%	$ -	1.69%	10.22%	(1.32)%	126.47%
2006		$ -	$ 12.88	25.17%	$ 201	1.87%	1.88%	(1.50)%	104.99%
2005		$ -	$ 10.29	(3.65)%	$ 8,536	1.89%	1.89%	(1.45)%	63.05%
2004		$ -	$ 10.68	46.91%	$ 14,303	1.90%	1.91%	(1.64)%	135.24%
2003		$ -	$ 7.27	(50.71)%	$ 7,285	1.79%	1.79%	(1.47)%	261.67%
Class R
2007	[2]	$ -	$ 13.11	0.69%	$ -	2.00%	4,637.59%	(1.56)%	126.47%
Institutional Class
2007	[2]	$ -	$ 13.14	0.92%	$ -	1.22%	2,547.92%	(0.80)%	126.47%

		Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions
Old Mutual Emerging Growth Fund
Class Z
2007		$ 15.83	$ (0.16)	[1]	$ 0.12	$ (0.04)	$ -	$ -	$ -
2006		$ 12.42	$ (0.17)	[1]	$ 3.58	$ 3.41	$ -	$ -	$ -
2005		$ 12.66	$ (0.16)	[1]	$ (0.08)	$ (0.24)	$ -	$ -	$ -
2004		$ 7.94	$ (0.16)	[1]	$ 4.88	$ 4.72	$ -	$ -	$ -
2003		$ 14.23	$ (0.14)		$ (6.15)	$ (6.29)	$ -	$ -	$ -
Advisor Class
2007	[2]	$ 15.20	$ (0.06)	[1]	$ 0.63	$ 0.57	$ -	$ -	$ -
Class R
2007	[2]	$ 15.20	$ (0.07)	[1]	$ 0.63	$ 0.56	$ -	$ -	$ -
Institutional Class
2007	[2]	$ 15.20	$ (0.04)	[1]	$ 0.63	$ 0.59	$ -	$ -	$ -

		Redemption Fees	Net Asset Value End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets *	Ratio of Gross Expenses to Average Net Assets ^^^ *	Ratio of Net Investment Income (Loss) to Average Net Assets *	Portfolio Turnover Rate †

Class Z
2007		$ -	$ 15.79	(0.25)%	$ 160,761	1.30%	1.57%	(1.08)%	221.65%
2006		$ -	$ 15.83	27.46%	$ 182,191	1.43%	1.45%	(1.23)%	157.70%
2005		$ -	$ 12.42	(1.90)%	$ 184,294	1.46%	1.47%	(1.36)%	68.28%
2004		$ -	$ 12.66	59.45%	$ 278,178	1.40%	1.41%	(1.30)%	96.38%
2003		$ -	$ 7.94	(44.20)%	$ 201,460	1.55%	1.55%	(1.44)%	218.32%
Advisor Class
2007	[2]	$ -	$ 15.77	3.75%	$ -	1.55%	2,258.98%	(1.45)%	221.65%
Class R
2007	[2]	$ -	$ 15.76	3.68%	$ -	1.85%	4,571.29%	(1.75)%	221.65%
Institutional Class
2007	[2]	$ -	$ 15.79	3.88%	$ -	1.07%	2,511.60%	(0.98)%	221.65%

		Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions
Old Mutual Focused Fund
Class Z
2007		$ 20.36	$ 0.13	[1]	$ 3.10	$ 3.23	$ (0.06)	$ -	$ (0.06)
2006		$ 18.61	$ 0.02	[1]	$ 1.82	$ 1.84	$ (0.09)	$ -	$ (0.09)
2005		$ 17.19	$ 0.07	[1]	$ 1.35	$ 1.42	$ -	$ -	$ -
2004		$ 12.01	$ (0.02)	[1]	$ 5.20	$ 5.18	$ -	$ -	$ -
2003		$ 16.20	$ (0.02)		$ (4.17)	$ (4.19)	$ -	$ -	$ -
Advisor Class
2007	[2]	$ 24.26	$ 0.02	[1]	$ (0.78)	$ (0.76)	$ -	$ -	$ -
Class R
2007	[2]	$ 24.26	$ -	[1]	$ (0.78)	$ (0.78)	$ -	$ -	$ -
Institutional Class
2007	[2]	$ 24.26	$ 0.06	[1]	$ (0.78)	$ (0.72)	$ -	$ -	$ -

		Redemption Fees	Net Asset Value End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets *	Ratio of Gross Expenses to Average Net Assets ^^^ *	Ratio of Net Investment Income (Loss) to Average Net Assets *	Portfolio Turnover Rate †

Class Z
2007		$ -	$ 23.53	15.85%	$ 25,555	1.15%	1.44%	0.57%	95.63%
2006		$ -	$ 20.36	9.88%	$ 17,566	1.39%	1.47%	0.08%	110.47%
2005		$ -	$ 18.61	8.26%	$ 19,724	1.49%	1.62%	0.42%	192.04%
2004		$ -	$ 17.19	43.13%	$ 26,574	1.50%	1.54%	(0.15)%	240.63%
2003		$ -	$ 12.01	(25.86)%	$ 23,293	1.50%	1.50%	(0.23)%	281.70%
Advisor Class
2007	[2]	$ -	$ 23.50	(3.13)%	$ -	1.41%	2,343.97%	0.33%	95.63%
Class R
2007	[2]	$ -	$ 23.48	(3.22)%	$ -	1.71%	4,740.42%	0.04%	95.63%
Institutional Class
2007	[2]	$ -	$ 23.54	(2.97)%	$ -	0.83%	2,604.40%	0.91%	95.63%

		Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions
Old Mutual Growth Fund
Class Z
2007		$ 23.21	$ (0.08)	[1]	$ 0.77	$ 0.69	$ -	$ -	$ -
2006		$ 18.36	$ (0.12)	[1]	$ 4.97	$ 4.85	$ -	$ -	$ -
2005		$ 18.34	$ (0.19)	[1]	$ 0.21	$ 0.02	$ -	$ -	$ -
2004		$ 13.90	$ (0.20)	[1]	$ 4.64	$ 4.44	$ -	$ -	$ -
2003		$ 18.94	$ (0.17)	[1]	$ (4.87)	$ (5.04)	$ -	$ -	$ -
Advisor Class
2007		$ 22.62	$ (0.13)	[1]	$ 0.74	$ 0.61	$ -	$ -	$ -
2006		$ 17.94	$ (0.18)	[1]	$ 4.86	$ 4.68	$ -	$ -	$ -
2005		$ 17.98	$ (0.24)	[1]	$ 0.20	$ (0.04)	$ -	$ -	$ -
2004		$ 13.66	$ (0.24)	[1]	$ 4.56	$ 4.32	$ -	$ -	$ -
2003		$ 18.66	$ (0.21)	[1]	$ (4.79)	$ (5.00)	$ -	$ -	$ -
Class R
2007	[2]	$ 23.05	$ (0.06)	[1]	$ 0.88	$ 0.82	$ -	$ -	$ -
Institutional Class
2007	[2]	$ 23.05	$ (0.02)	[1]	$ 0.88	$ 0.86	$ -	$ -	$ -

		Redemption Fees	Net Asset Value End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets *	Ratio of Gross Expenses to Average Net Assets ^^^ *	Ratio of Net Investment Income (Loss) to Average Net Assets *	Portfolio Turnover Rate †

Class Z
2007		$ -	$ 23.90	2.97%	$ 531,797	1.10%	1.33%	(0.36)%	93.58%
2006		$ -	$ 23.21	26.42%	$ 655,520	1.35%	1.37%	(0.61)%	102.94%
2005		$ -	$ 18.36	0.11%	$ 714,903	1.40%	1.40%	(1.16)%	36.93%
2004		$ -	$ 18.34	31.94%	$ 986,917	1.38%	1.39%	(1.16)%	163.61%
2003		$ -	$ 13.90	(26.61)%	$ 1,118,887	1.42%	1.42%	(1.12)%	167.87%
Advisor Class
2007		$ -	$ 23.23	2.70%	$ 66	1.35%	7.85%	(0.61)%	93.58%
2006		$ -	$ 22.62	26.09%	$ 64	1.61%	1.63%	(0.93)%	102.94%
2005		$ -	$ 17.94	(0.22)%	$ 120	1.65%	1.65%	(1.39)%	36.93%
2004		$ -	$ 17.98	31.63%	$ 40,534	1.63%	1.64%	(1.42)%	163.61%
2003		$ -	$ 13.66	(26.80)%	$ 33,619	1.67%	1.67%	(1.37)%	167.87%
Class R
2007	[2]	$ -	$ 23.87	3.56%	$ -	1.65%	4,579.04%	(0.98)%	93.58%
Institutional Class
2007	[2]	$ -	$ 23.91	3.73%	$ -	0.97%	2,515.87%	(0.30)%	93.58%

		Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities		Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Return of Capital		Total Dividends and Distributions
Old Mutual Heitman REIT Fund
Class Z
2007		$ 14.28	$ 0.12	[1]	$ 2.57		$ 2.69	$ (0.30)	$ (1.33)	$ -		$ (1.63)
2006		$ 11.77	$ 0.10	[1]	$ 4.07		$ 4.17	$ (0.19)	$ (1.36)	$ (0.11)	[3]	$ (1.66)
2005		$ 11.66	$ 0.30	[1]	$ 1.01	^^^^	$ 1.31	$ (0.29)	$ (0.91)	$ -		$ (1.20)
2004		$ 8.06	$ 0.31	[1]	$ 3.80		$ 4.11	$ (0.34)	$ (0.12)	$ (0.05)	[3]	$ (0.51)
2003		$ 9.58	$ 0.30	[1]	$ (0.87)		$ (0.57)	$ (0.31)	$ (0.61)	$ (0.03)	[3]	$ (0.95)
Advisor Class
2007		$ 14.21	$ 0.09	[1]	$ 2.55		$ 2.64	$ (0.26)	$ (1.33)	$ -		$ (1.59)
2006		$ 11.72	$ 0.06	[1]	$ 4.06		$ 4.12	$ (0.16)	$ (1.36)	$ (0.11)	[3]	$ (1.63)
2005		$ 11.61	$ 0.26	[1]	$ 1.02	^^^^	$ 1.28	$ (0.26)	$ (0.91)	$ -		$ (1.17)
2004		$ 8.03	$ 0.30	[1]	$ 3.76		$ 4.06	$ (0.31)	$ (0.12)	$ (0.05)	[3]	$ (0.48)
2003		$ 9.55	$ 0.27	[1]	$ (0.86)		$ (0.59)	$ (0.30)	$ (0.61)	$ (0.02)	[3]	$ (0.93)
Class R
2007	[2]	$ 15.00	$ 0.06	[1]	$ 0.41		$ 0.47	$ (0.13)	$ -			$ (0.13)
Institutional Class
2007	[2]	$ 15.00	$ 0.10	[1]	$ 0.40		$ 0.50	$ (0.16)	$ -			$ (0.16)

		Redemption Fees	Net Asset Value End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets *	Ratio of Gross Expenses to Average Net Assets ^^^ *	Ratio of Net Investment Income (Loss) to Average Net Assets *	Portfolio Turnover Rate †

Class Z
2007		$ -	$ 15.34	19.20%	$ 181,763	1.25%	1.30%	0.79%	67.95%
2006		$ -	$ 14.28	37.47%	$ 182,951	1.31%	1.31%	0.73%	69.95%
2005		$ -	$ 11.77	10.96%	$ 145,088	1.31%	1.31%	2.52%	82.58%
2004		$ -	$ 11.66	52.08%	$ 133,980	1.30%	1.31%	3.15%	78.20%
2003		$ -	$ 8.06	(5.73)%	$ 70,039	1.27%	1.33%	3.42%	110.81%
Advisor Class
2007		$ -	$ 15.26	18.95%	$ 16,346	1.50%	1.54%	0.60%	67.95%
2006		$ -	$ 14.21	37.13%	$ 15,849	1.56%	1.56%	0.46%	69.95%
2005		$ -	$ 11.72	10.73%	$ 13,886	1.56%	1.56%	2.25%	82.58%
2004		$ -	$ 11.61	51.66%	$ 17,664	1.55%	1.56%	3.04%	78.20%
2003		$ -	$ 8.03	(5.99)%	$ 14,578	1.52%	1.58%	3.15%	110.81%
Class R
2007	[2]	$ -	$ 15.34	3.15%	$ -	1.78%	4,432.43%	1.40%	67.95%
Institutional Class
2007	[2]	$ -	$ 15.34	3.37%	$ -	0.96%	2,435.56%	2.22%	67.95%

		Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Return of Capital	Total Dividends and Distributions
Old Mutual Large Cap Fund
Class Z
2007		$ 13.13	$ 0.09	[1]	$ 2.19	$ 2.28	$ (0.05)	$ -	$ -	$ (0.05)
2006		$ 12.13	$ 0.08	[1]	$ 0.99	$ 1.07	$ (0.07)	$ -	$ -	$ (0.07)
2005		$ 11.93	$ 0.08	[1]	$ 0.25	$ 0.33	$ (0.13)	$ -	$ -	$ (0.13)
2004		$ 9.50	$ 0.15	[1]	$ 2.43	$ 2.58	$ (0.15)	$ -	$ -	$ (0.15)
2003		$ 13.34	$ 0.13	[1]	$ (3.82)	$ (3.69)	$ (0.15)	$ -	$ -	$ (0.15)
Advisor Class
2007		$ 13.09	$ 0.05	[1]	$ 2.18	$ 2.23	$ (0.02)	$ -	$ -	$ (0.02)
2006		$ 12.10	$ 0.05	[1]	$ 0.98	$ 1.03	$ (0.04)	$ -	$ -	$ (0.04)
2005		$ 11.89	$ 0.05	[1]	$ 0.25	$ 0.30	$ (0.09)	$ -	$ -	$ (0.09)
2004		$ 9.48	$ 0.12	[1]	$ 2.42	$ 2.54	$ (0.13)	$ -	$ -	$ (0.13)
2003		$ 13.30	$ 0.09	[1]	$ (3.79)	$ (3.70)	$ (0.12)	$ -	$ -	$ (0.12)
Class R
2007	[2]	$ 15.68	$ (0.01)	[1]	$ (0.33)	$ (0.34)	$ -	$ -		$ -
Institutional Class
2007	[2]	$ 15.68	$ 0.03	[1]	$ (0.33)	$ (0.30)	$ -	$ -		$ -

		Redemption Fees	Net Asset Value End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets *	Ratio of Gross Expenses to Average Net Assets ^^^ *	Ratio of Net Investment Income (Loss) to Average Net Assets *	Portfolio Turnover Rate †

Class Z
2007		$ -	$ 15.36	17.32%	$ 101,625	1.15%	1.22%	0.58%	176.89%
2006		$ -	$ 13.13	8.86%	$ 83,294	1.23%	1.24%	0.64%	77.33%
2005		$ -	$ 12.13	2.73%	$ 122,043	1.21%	1.21%	0.69%	152.98%
2004		$ -	$ 11.93	27.20%	$ 214,710	1.20%	1.21%	1.34%	252.96%
2003		$ -	$ 9.50	(27.73)%	$ 283,989	1.20%	1.20%	1.18%	428.30%
Advisor Class
2007		$ -	$ 15.30	17.04%	$ 467	1.40%	2.34%	0.37%	176.89%
2006		$ -	$ 13.09	8.51%	$ 358	1.48%	1.49%	0.40%	77.33%
2005		$ -	$ 12.10	2.53%	$ 441	1.46%	1.46%	0.44%	152.98%
2004		$ -	$ 11.89	26.81%	$ 723	1.45%	1.46%	1.03%	252.96%
2003		$ -	$ 9.48	(27.86)%	$ 451	1.45%	1.45%	0.86%	428.30%
Class R
2007	[2]	$ -	$ 15.34	(2.17)%	$ -	1.71%	4,528.14%	(0.16)%	176.89%
Institutional Class
2007	[2]	$ -	$ 15.38	(1.91)%	$ -	0.87%	2,589.54%	0.68%	176.89%

		Net Asset Value Beginning of Period	Net Investment Income (Loss) [1]	Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions
Old Mutual Large Cap Growth Fund
Class Z
2007		$ 22.82	$ (0.08)	$ 0.64	$ 0.56	$ -	$ -	$ -
2006		$ 19.20	$ (0.10)	$ 3.72	$ 3.62	$ -	$ -	$ -
2005		$ 19.80	$ (0.08)	$ (0.52)	$ (0.60)	$ -	$ -	$ -
2004		$ 15.10	$ (0.15)	$ 4.85	$ 4.70	$ -	$ -	$ -
2003		$ 19.67	$ (0.11)	$ (4.46)	$ (4.57)	$ -	$ -	$ -
Advisor Class
2007		$ 22.52	$ (0.13)	$ 0.62	$ 0.49	$ -	$ -	$ -
2006		$ 18.99	$ (0.15)	$ 3.68	$ 3.53	$ -	$ -	$ -
2005		$ 19.64	$ (0.14)	$ (0.51)	$ (0.65)	$ -	$ -	$ -
2004		$ 15.02	$ (0.19)	$ 4.81	$ 4.62	$ -	$ -	$ -
2003		$ 19.62	$ (0.15)	$ (4.45)	$ (4.60)	$ -	$ -	$ -
Class R
2007	[2]	$ 23.37	$ (0.05)	$ 0.03	$ (0.02)	$ -	$ -	$ -
Institutional Class
2007	[2]	$ 23.37	$ -	$ 0.03	$ 0.03	$ -	$ -	$ -

		Redemption Fees	Net Asset Value End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets *	Ratio of Gross Expenses to Average Net Assets ^^^ *	Ratio of Net Investment Income (Loss) to Average Net Assets *	Portfolio Turnover Rate †

Class Z
2007		$ -	$ 23.38	2.45%	$ 86,240	1.25%	1.43%	(0.34)%	140.62%
2006		$ -	$ 22.82	18.85%	$ 111,398	1.31%	1.33%	(0.49)%	110.59%
2005		$ -	$ 19.20	(3.03)%	$ 143,955	1.32%	1.32%	(0.43)%	35.70%
2004		$ -	$ 19.80	31.13%	$ 184,688	1.34%	1.35%	(0.83)%	63.17%
2003		$ -	$ 15.10	(23.23)%	$ 172,972	1.33%	1.33%	(0.67)%	124.58%
Advisor Class
2007		$ -	$ 23.01	2.18%	$ 349	1.50%	2.72%	(0.59)%	140.62%
2006		$ -	$ 22.52	18.59%	$ 342	1.56%	1.57%	(0.71)%	110.59%
2005		$ -	$ 18.99	(3.31)%	$ 318	1.57%	1.57%	(0.72)%	35.70%
2004		$ -	$ 19.64	30.76%	$ 561	1.59%	1.60%	(1.09)%	63.17%
2003		$ -	$ 15.02	(23.45)%	$ 497	1.58%	1.58%	(0.93)%	124.58%
Class R
2007	[2]	$ -	$ 23.35	(0.09)%	$ -	1.80%	4,649.93%	(0.84)%	140.62%
Institutional Class
2007	[2]	$ -	$ 23.40	0.13%	$ -	0.97%	2,554.60%	(0.01)%	140.62%

		Net Asset Value Beginning of Period	Net Investment Income (Loss) [1]	Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions
Old Mutual Large Cap Growth Concentrated Fund
Class Z
2007		$ 17.78	$ (0.08)	$ 0.58	$ 0.50	$ -	$ -	$ -
2006		$ 14.03	$ (0.14)	$ 3.89	$ 3.75	$ -	$ -	$ -
2005		$ 15.12	$ (0.09)	$ (1.00)	$ (1.09)	$ -	$ -	$ -
2004		$ 11.35	$ (0.17)	$ 3.94	$ 3.77	$ -	$ -	$ -
2003		$ 15.15	$ (0.09)	$ (3.71)	$ (3.80)	$ -	$ -	$ -
Advisor Class
2007		$ 17.55	$ (0.12)	$ 0.57	$ 0.45	$ -	$ -	$ -
2006		$ 13.89	$ (0.18)	$ 3.84	$ 3.66	$ -	$ -	$ -
2005		$ 15.01	$ (0.13)	$ (0.99)	$ (1.12)	$ -	$ -	$ -
2004		$ 11.30	$ (0.21)	$ 3.92	$ 3.71	$ -	$ -	$ -
2003		$ 15.10	$ (0.12)	$ (3.68)	$ (3.80)	$ -	$ -	$ -
Class R
2007	[2]	$ 18.33	$ (0.05)	$ (0.03)	$ (0.08)	$ -	$ -	$ -
Institutional Class
2007	[2]	$ 18.33	$ (0.01)	$ (0.03)	$ (0.04)	$ -	$ -	$ -

		Redemption Fees	Net Asset Value End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets *	Ratio of Gross Expenses to Average Net Assets ^^^ *	Ratio of Net Investment Income (Loss) to Average Net Assets *	Portfolio Turnover Rate †

Class Z
2007		$ -	$ 18.28	2.81%	$ 111,341	1.25%	1.51%	(0.44)%	157.06%
2006		$ -	$ 17.78	26.73%	$ 140,148	1.41%	1.44%	(0.90)%	128.58%
2005		$ -	$ 14.03	(7.21)%	$ 153,215	1.46%	1.46%	(0.64)%	41.95%
2004		$ -	$ 15.12	33.22%	$ 217,059	1.46%	1.47%	(1.24)%	73.65%
2003		$ -	$ 11.35	(25.08)%	$ 209,192	1.48%	1.48%	(0.74)%	156.30%
Advisor Class
2007		$ -	$ 18.00	2.56%	$ 121	1.50%	5.05%	(0.69)%	157.06%
2006		$ -	$ 17.55	26.35%	$ 112	1.66%	1.69%	(1.14)%	128.58%
2005		$ -	$ 13.89	(7.46)%	$ 107	1.71%	1.71%	(0.85)%	41.95%
2004		$ -	$ 15.01	32.83%	$ 96	1.71%	1.72%	(1.50)%	73.65%
2003		$ -	$ 11.30	(25.17)%	$ 63	1.73%	1.73%	(1.00)%	156.30%
Class R
2007	[2]	$ -	$ 18.25	(0.44)%	$ -	1.80%	4,666.84%	(1.00)%	157.06%
Institutional Class
2007	[2]	$ -	$ 18.29	(0.22)%	$ -	0.97%	2,564.04%	(0.16)%	157.06%

		Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions
Old Mutual Mid-Cap Fund
Class Z
2007		$ 19.46	$ (0.08)	[1]	$ 1.11	$ 1.03	$ -	$ (4.10)	$ (4.10)
2006		$ 17.97	$ (0.05)	[1]	$ 3.09	$ 3.04	$ (0.01)	$ (1.54)	$ (1.55)
2005		$ 17.93	$ (0.03)	[1]	$ 1.73	$ 1.70	$ -	$ (1.66)	$ (1.66)
2004		$ 12.29	$ (0.07)	[1]	$ 5.71	$ 5.64	$ -	$ -	$ -
2003		$ 15.74	$ (0.04)	[1]	$ (3.41)	$ (3.45)	$ -	$ -	$ -
Advisor Class
2007		$ 19.22	$ (0.12)	[1]	$ 1.09	$ 0.97	$ -	$ (4.10)	$ (4.10)
2006		$ 17.79	$ (0.09)	[1]	$ 3.06	$ 2.97	$ -	$ (1.54)	$ (1.54)
2005		$ 17.82	$ (0.07)	[1]	$ 1.70	$ 1.63	$ -	$ (1.66)	$ (1.66)
2004		$ 12.25	$ (0.11)	[1]	$ 5.68	$ 5.57	$ -	$ -	$ -
2003		$ 15.72	$ (0.07)	[1]	$ (3.40)	$ (3.47)	$ -	$ -	$ -
Class R
2007	[2]	$ 16.09	$ (0.04)	[1]	$ 0.32	$ 0.28	$ -	$ -	$ -
Institutional Class
2007	[2]	$ 16.09	$ (0.01)	[1]	$ 0.32	$ 0.31	$ -	$ -	$ -

		Redemption Fees	Net Asset Value End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets *	Ratio of Gross Expenses to Average Net Assets ^^^ *	Ratio of Net Investment Income (Loss) to Average Net Assets *	Portfolio Turnover Rate †

Class Z
2007		$ -	$ 16.39	7.91%	$ 247,662	1.20%	1.38%	(0.45)%	99.00%
2006		$ -	$ 19.46	17.52%	$ 403,953	1.32%	1.35%	(0.25)%	81.91%
2005		$ -	$ 17.97	9.59%	$ 455,657	1.33%	1.33%	(0.18)%	116.71%
2004		$ -	$ 17.93	45.89%	$ 452,530	1.37%	1.38%	(0.47)%	143.80%
2003		$ -	$ 12.29	(21.92)%	$ 288,030	1.40%	1.40%	(0.33)%	195.22%
Advisor Class
2007		$ -	$ 16.09	7.66%	$ 6,039	1.45%	1.61%	(0.69)%	99.00%
2006		$ -	$ 19.22	17.26%	$ 7,222	1.57%	1.60%	(0.49)%	81.91%
2005		$ -	$ 17.79	9.25%	$ 8,416	1.58%	1.58%	(0.37)%	116.71%
2004		$ -	$ 17.82	45.47%	$ 6,493	1.62%	1.63%	(0.72)%	143.80%
2003		$ -	$ 12.25	(22.07)%	$ 1,634	1.65%	1.65%	(0.54)%	195.22%
Class R
2007	[2]	$ -	$ 16.37	1.74%	$ -	1.74%	4,592.05%	(0.98)%	99.00%
Institutional Class
2007	[2]	$ -	$ 16.40	1.93%	$ -	1.03%	2,523.01%	(0.25)%	99.00%

		Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions
Old Mutual Select Growth Fund
Class Z
2007		$ 24.63	$ (0.14)	[1]	$ 1.07	$ 0.93	$ -	$ -	$ -
2006		$ 19.95	$ (0.20)	[1]	$ 4.88	$ 4.68	$ -	$ -	$ -
2005		$ 20.91	$ (0.26)	[1]	$ (0.70)	$ (0.96)	$ -	$ -	$ -
2004		$ 15.71	$ (0.28)	[1]	$ 5.48	$ 5.20	$ -	$ -	$ -
2003		$ 22.74	$ (0.19)		$ (6.84)	$ (7.03)	$ -	$ -	$ -
Advisor Class
2007	[2]	$ 25.49	$ (0.07)	[1]	$ 0.11	$ 0.04	$ -	$ -	$ -
Class R
2007	[2]	$ 25.49	$ (0.09)	[1]	$ 0.12	$ 0.03	$ -	$ -	$ -
Institutional Class
2007	[2]	$ 25.49	$ (0.03)	[1]	$ 0.11	$ 0.08	$ -	$ -	$ -

		Redemption Fees	Net Asset Value End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets *	Ratio of Gross Expenses to Average Net Assets ^^^ *	Ratio of Net Investment Income (Loss) to Average Net Assets *	Portfolio Turnover Rate †

Class Z
2007		$ -	$ 25.56	3.78%	$ 118,721	1.25%	1.61%	(0.58)%	201.17%
2006		$ -	$ 24.63	23.46%	$ 150,145	1.46%	1.51%	(0.93)%	157.84%
2005		$ -	$ 19.95	(4.59)%	$ 163,617	1.53%	1.53%	(1.28)%	141.68%
2004		$ -	$ 20.91	33.10%	$ 231,034	1.52%	1.53%	(1.44)%	179.85%
2003		$ -	$ 15.71	(30.91)%	$ 225,127	1.55%	1.55%	(1.02)%	381.73%
Advisor Class
2007	[2]	$ -	$ 25.53	0.16%	$ -	1.50%	2,551.05%	(1.01)%	201.17%
Class R
2007	[2]	$ -	$ 25.52	0.12%	$ -	1.80%	4,564.47%	(1.32)%	201.17%
Institutional Class
2007	[2]	$ -	$ 25.57	0.31%	$ -	0.97%	2,563.60%	(0.49)%	201.17%

		Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions
Old Mutual Small Cap Fund
Class Z
2007		$ 25.05	$ (0.10)	[1]	$ 2.95	$ 2.85	$ -	$ -	$ -
2006		$ 22.16	$ (0.07)	[1]	$ 2.96	$ 2.89	$ -	$ -	$ -
2005		$ 20.29	$ (0.20)	[1]	$ 2.07	$ 1.87	$ -	$ -	$ -
2004		$ 13.27	$ (0.15)	[1]	$ 7.17	$ 7.02	$ -	$ -	$ -
2003		$ 20.65	$ (0.13)	[1]	$ (7.25)	$ (7.38)	$ -	$ -	$ -
Advisor Class
2007		$ 24.75	$ (0.17)	[1]	$ 2.92	$ 2.75	$ -	$ -	$ -
2006		$ 21.95	$ (0.14)	[1]	$ 2.94	$ 2.80	$ -	$ -	$ -
2005		$ 20.15	$ (0.26)	[1]	$ 2.06	$ 1.80	$ -	$ -	$ -
2004		$ 13.20	$ (0.19)	[1]	$ 7.14	$ 6.95	$ -	$ -	$ -
2003		$ 20.60	$ (0.17)	[1]	$ (7.23)	$ (7.40)	$ -	$ -	$ -
Class R
2007	[2]	$ 26.66	$ (0.07)	[1]	$ 1.26	$ 1.19	$ -	$ -	$ -
Institutional Class
2007	[2]	$ 26.66	$ (0.02)	[1]	$ 1.27	$ 1.25	$ -	$ -	$ -

		Redemption Fees	Net Asset Value End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets *	Ratio of Gross Expenses to Average Net Assets ^^^ *	Ratio of Net Investment Income (Loss) to Average Net Assets *	Portfolio Turnover Rate †

Class Z
2007		$ -	$ 27.90	11.38%	$ 46,005	1.25%	1.67%	(0.41)%	104.61%
2006		$ -	$ 25.05	13.04%	$ 49,868	1.44%	1.65%	(0.32)%	116.13%
2005		$ -	$ 22.16	9.22%	$ 60,556	1.50%	1.61%	(1.01)%	98.18%
2004		$ -	$ 20.29	52.90%	$ 102,497	1.50%	1.56%	(0.84)%	116.57%
2003		$ -	$ 13.27	(35.74)%	$ 102,497	1.50%	1.59%	(0.83)%	115.44%
Advisor Class
2007		$ -	$ 27.50	11.11%	$ 6	1.50%	70.89%	(0.66)%	104.61%
2006		$ -	$ 24.75	12.76%	$ 6	1.67%	1.88%	(0.61)%	116.13%
2005		$ -	$ 21.95	8.93%	$ 19	1.75%	1.86%	(1.30)%	98.18%
2004		$ -	$ 20.15	52.65%	$ 97	1.74%	1.80%	(1.11)%	116.57%
2003		$ -	$ 13.20	(35.92)%	$ 165	1.75%	1.84%	(1.08)%	115.44%
Class R
2007	[2]	$ -	$ 27.85	4.46%	$ -	1.80%	4,558.16%	(0.99)%	104.61%
Institutional Class
2007	[2]	$ -	$ 27.91	4.69%	$ -	1.12%	2,504.37%	(0.31)%	104.61%

		Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions
Old Mutual Strategic Small Company Fund
Class Z
2007		$ 17.43	$ (0.12)	[1]	$ 0.33	$ 0.21	$ -	$ (4.17)	$ (4.17)
2006		$ 14.47	$ (0.13)	[1]	$ 3.09	$ 2.96	$ -	$ -	$ -
2005		$ 13.68	$ (0.16)	[1]	$ 0.95	$ 0.79	$ -	$ -	$ -
2004		$ 8.72	$ (0.14)	[1]	$ 5.10	$ 4.96	$ -	$ -	$ -
2003		$ 13.37	$ (0.11)	[1]	$ (4.54)	$ (4.65)	$ -	$ -	$ -
Advisor Class
2007		$ 17.29	$ (0.15)	[1]	$ 0.31	$ 0.16	$ -	$ (4.17)	$ (4.17)
2006		$ 14.38	$ (0.16)	[1]	$ 3.07	$ 2.91	$ -	$ -	$ -
2005		$ 13.63	$ (0.19)	[1]	$ 0.94	$ 0.75	$ -	$ -	$ -
2004		$ 8.71	$ (0.18)	[1]	$ 5.10	$ 4.92	$ -	$ -	$ -
2003 [4]		$ 9.29	$ (0.07)		$ (0.51)	$ (0.58)	$ -	$ -	$ -
Class R
2007	[2]	$ 12.93	$ (0.05)	[1]	$ 0.57	$ 0.52	$ -	$ -	$ -
Institutional Class
2007	[2]	$ 12.93	$ (0.03)	[1]	$ 0.58	$ 0.55	$ -	$ -	$ -

		Redemption Fees	Net Asset Value End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets *	Ratio of Gross Expenses to Average Net Assets ^^^ *	Ratio of Net Investment Income (Loss) to Average Net Assets *	Portfolio Turnover Rate †

Class Z
2007		$ -	$ 13.47	5.12%	$ 35,712	1.35%	1.63%	(0.84)%	160.24%
2006		$ -	$ 17.43	20.46%	$ 48,107	1.46%	1.54%	(0.82)%	148.73%
2005		$ -	$ 14.47	5.77%	$ 51,156	1.50%	1.61%	(1.17)%	80.38%
2004		$ -	$ 13.68	56.88%	$ 69,838	1.50%	1.60%	(1.14)%	96.80%
2003		$ -	$ 8.72	(34.78)%	$ 57,738	1.50%	1.57%	(1.09)%	113.26%
Advisor Class
2007		$ -	$ 13.28	4.82%	$ 872	1.60%	2.17%	(1.08)%	160.24%
2006		$ -	$ 17.29	20.24%	$ 1,258	1.71%	1.78%	(1.07)%	148.73%
2005		$ -	$ 14.38	5.50%	$ 1,550	1.75%	1.86%	(1.42)%	80.38%
2004		$ -	$ 13.63	56.49%	$ 1,779	1.75%	1.85%	(1.41)%	96.80%
2003 [4]		$ -	$ 8.71	(8.99)%	$ 509	1.75%	1.87%	(1.28)%	113.26%
Class R
2007	[2]	$ -	$ 13.45	4.02%	$ -	1.90%	4,566.95%	(1.48)%	160.24%
Institutional Class
2007	[2]	$ -	$ 13.48	4.25%	$ -	1.12%	2,509.06%	(0.69)%	160.24%

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions
Old Mutual TS&W Small Cap Value Fund
Class Z
2007	$ 28.15	$ (0.14)	[1]	$ 2.48	$ 2.34	$ -	$ (4.19)	$ (4.19)
2006	$ 25.20	$ (0.15)	[1]	$ 5.57	$ 5.42	$ -	$ (2.47)	$ (2.47)
2005	$ 20.80	$ (0.16)	[1]	$ 4.97	$ 4.81	$ -	$ (0.41)	$ (0.41)
2004^	$ 16.12	$ (0.05)	[1]	$ 4.89	$ 4.84	$ -	$ (0.16)	$ (0.16)

	Redemption Fees	Net Asset Value End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets *	Ratio of Gross Expenses to Average Net Assets ^^^ *	Ratio of Net Investment Income (Loss) to Average Net Assets *	Portfolio Turnover Rate †

Class Z
2007	$ -	$ 26.30	8.80%	$ 67,029	1.30%	1.45%	(0.53)%	35.43%
2006	$ -	$ 28.15	22.69%	$ 68,271	1.46%	1.47%	(0.56)%	41.45%
2005	$ -	$ 25.20	23.23%	$ 91,746	1.50%	1.54%	(0.68)%	27.69%
2004^	$ -	$ 20.80	30.16%	$ 25,553	1.50%	1.73%	(0.42)%	27.33%

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions
Old Mutual Cash Reserves Fund
Class Z
2007	$ 1.00	$ 0.04	[1]	$ -	$ 0.04	$ (0.04)	$ -	$ (0.04)
2006	$ 1.00	$ 0.03	[1]	$ -	$ 0.03	$ (0.03)	$ -	$ (0.03)
2005	$ 1.00	$ 0.01	[1]	$ -	$ 0.01	$ (0.01)	$ -	$ (0.01)
2004	$ 1.00	$ -	[1]	$ -	$ -	$ -	$ -	$ -
2003	$ 1.00	$ 0.01		$ -	$ 0.01	$ (0.01)	$ -	$ (0.01)

	Redemption Fees	Net Asset Value End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets *	Ratio of Gross Expenses to Average Net Assets ^^^ *	Ratio of Net Investment Income (Loss) to Average Net Assets *	Portfolio Turnover Rate †

Class Z
2007	$ -	$ 1.00	4.56%	$ 32,909	0.73%	0.94%	4.47%	n/a
2006	$ -	$ 1.00	2.96%	$ 34,503	0.84%	0.85%	2.88%	n/a
2005	$ -	$ 1.00	0.91%	$ 41,720	0.82%	0.83%	0.87%	n/a
2004	$ -	$ 1.00	0.32%	$ 53,905	0.88%	0.89%	0.32%	n/a
2003	$ -	$ 1.00	0.94%	$ 94,459	0.75%	0.75%	0.93%	n/a

		Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions
Old Mutual Dwight Intermediate Fixed Income Fund
Class Z
2007		$ 9.97	$ 0.46	[1]	$ 0.12	$ 0.58	$ (0.46)	$ -	$ (0.46)
2006		$ 10.12	$ 0.39	[1]	$ (0.12)	$ 0.27	$ (0.40)	$ (0.02)	$ (0.42)
2005		$ 10.30	$ 0.35	[1]	$ 0.03	$ 0.38	$ (0.36)	$ (0.20)	$ (0.56)
2004^^		$ 10.00	$ 0.23	[1]	$ 0.38	$ 0.61	$ (0.23)	$ (0.08)	$ (0.31)
Advisor Class
2007	[2]	$ 10.10	$ 0.13	[1]	$ (0.01)	$ 0.12	$ (0.14)	$ -	$ (0.14)
Class R
2007	[2]	$ 10.10	$ 0.12	[1]	$ (0.01)	$ 0.11	$ (0.12)	$ -	$ (0.12)
Institutional Class
2007	[2]	$ 10.10	$ 0.14	[1]	$ -	$ 0.14	$ (0.15)	$ -	$ (0.15)

		Redemption Fees	Net Asset Value End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets *	Ratio of Gross Expenses to Average Net Assets ^^^ *	Ratio of Net Investment Income (Loss) to Average Net Assets *	Portfolio Turnover Rate †

Class Z
2007		$ -	$ 10.09	5.99%	$ 7,574	0.85%	1.60%	4.62%	462.98%
2006		$ -	$ 9.97	2.70%	$ 7,620	0.85%	1.74%	3.88%	435.30%
2005		$ -	$ 10.12	3.72%	$ 7,302	0.85%	2.05%	3.38%	350.28%
2004^^		$ -	$ 10.30	6.19%	$ 6,377	0.85%	2.36%	3.33%	258.83%
Advisor Class
2007	[2]	$ -	$ 10.08	1.20%	$ -	1.08%	2,183.84%	4.72%	462.98%
Class R
2007	[2]	$ -	$ 10.09	1.13%	$ -	1.36%	4,753.78%	4.45%	462.98%
Institutional Class
2007	[2]	$ -	$ 10.09	1.36%	$ -	0.58%	2,560.19%	5.21%	462.98%

		Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities		Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Return of Capital	Total Dividends and Distributions
Old Mutual Dwight Short Term Fixed Income
Class Z
2007		$ 9.77	$ 0.37	[1]	$ 0.12		$ 0.49	$ (0.36)	$ -	$ -	$ (0.36)
2006		$ 9.81	$ 0.30	[1]	$ (0.03)		$ 0.27	$ (0.31)	$ -	$ -	$ (0.31)
2005		$ 10.00	$ 0.21	[1]	$ (0.11)	#	$ 0.10	$ (0.25)	$ (0.04)	$ -	$ (0.29)
2004		$ 10.00	$ 0.29	[1]	$ 0.04		$ 0.33	$ (0.29)	$ -	$ (0.04)	$ (0.33)
2003		$ 10.00	$ 0.39		$ 0.04		$ 0.43	$ (0.43)	$ -	$ -	$ (0.43)
Advisor Class
2007		$ 9.77	$ 0.34	[1]	$ 0.14		$ 0.48	$ (0.34)	$ -	$ -	$ (0.34)
2006		$ 9.82	$ 0.27	[1]	$ (0.04)		$ 0.23	$ (0.28)	$ -	$ -	$ (0.28)
2005		$ 10.00	$ 0.19	[1]	$ (0.10)	#	$ 0.09	$ (0.23)	$ (0.04)	$ -	$ (0.27)
2004		$ 10.00	$ 0.26	[1]	$ 0.05		$ 0.31	$ (0.27)	$ -	$ (0.04)	$ (0.31)
2003 [5]		$ 10.00	$ 0.25		$ 0.01		$ 0.26	$ (0.26)	$ -	$ -	$ (0.26)
Class R
2007	[2]	$ 9.87	$ 0.10	[1]	$ 0.03		$ 0.13	$ (0.10)	$ -	$ -	$ (0.10)
Institutional Class
2007	[2]	$ 9.87	$ 0.12	[1]	$ 0.03		$ 0.15	$ (0.12)	$ -	$ -	$ (0.12)

		Redemption Fees	Net Asset Value End of Period	Total Return †		Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets *	Ratio of Gross Expenses to Average Net Assets ^^^ *	Ratio of Net Investment Income (Loss) to Average Net Assets *	Portfolio Turnover Rate †

Class Z
2007		$ -	$ 9.90	5.14%		$ 187,897	0.70%	0.91%	3.74%	163.81%
2006		$ -	$ 9.77	2.74%		$ 254,300	0.74%	0.93%	3.01%	196.42%
2005		$ -	$ 9.81	1.02%	<	$ 392,118	0.83%	1.17%	2.08%	400.26%
2004		$ -	$ 10.00	3.38%		$ 1,424,238	1.00%	1.30%	2.87%	257.21%
2003		$ -	$ 10.00	4.38%		$ 1,192,971	1.00%	1.34%	3.65%	222.67%
Advisor Class
2007		$ -	$ 9.91	4.98%		$ 457	0.95%	1.85%	3.48%	163.81%
2006		$ -	$ 9.77	2.37%		$ 723	0.99%	1.20%	2.70%	196.42%
2005		$ -	$ 9.82	0.88%	<	$ 2,360	1.08%	1.42%	1.86%	400.26%
2004		$ -	$ 10.00	3.14%		$ 8,074	1.25%	1.55%	2.59%	257.21%
2003 [5]		$ -	$ 10.00	2.64%		$ 2,132	1.25%	1.59%	3.02%	222.67%
Class R
2007	[2]	$ -	$ 9.90	1.30%		$ -	1.22%	4,643.79%	3.66%	163.81%
Institutional Class
2007	[2]	$ -	$ 9.90	1.48%		$ -	0.56%	2,553.82%	4.30%	163.81%

*	Ratios for periods of less than one year have been annualized.
†	For periods less than one year, total return and portfolio turnover rate have not been annualized.
††	The Old Mutual Barrow Hanley Value Fund Advisor Class commenced operations on June 30, 2003.
^	The Old Mutual TS&W Small Cap Value Fund commenced operations on July 25, 2003.
^^	The Old Mutual Dwight Intermediate Fixed Income Fund commenced operations on July 31, 2003.
^^^

Legal, printing and/or compliance audit expenses relating to the SEC and NYAG examinations and the Civil Litigation described in the "Litigation" section of this prospectus were incurred and the Advisor and/or Liberty Ridge has paid these expenses on behalf of the Trust. Had the Advisor and/or Liberty Ridge not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2007, 2006, 2005 and 2004.

^^^^

In addition to the net realized and unrealized losses on investments as set forth in the Statement of Operations, this amount includes an increase in net asset value per share resulting from the timing of sales and redemptions of shares in relation to fluctuating market values for the Fund’s investments.

#	The impact of the payment from affiliate (See Note 2 to the Annual Report) increased the Realized and Unrealized Gains on Securities by $0.07 per share.
<

A percentage of the total return consists of a payment from the Advisor. Excluding the payment by affiliate the total return would have been 0.30% and 0.16% for the Class Z and Advisor Class, respectively.

1	Per share calculations were performed using average shares for the period.
2	Class commenced operations on December 20, 2006.
3

Historically, the Old Mutual Heitman REIT Fund has distributed to its shareholders amounts approximating dividends received from the REITs. A portion of such distributions may include a return of capital.

4	The Old Mutual Strategic Small Company Fund Advisor Class commenced operations on August 30, 2002.
5	The Old Mutual Dwight Short Term Fixed Income Fund commenced operations on July 31, 2002.
@	Impact of dividend expense, prior to contractual reimbursement, for Old Mutual Analytic U.S. Long/Short Fund as a ratio of expenses to average net assets:
			Advisor		Institutional
		Class Z	Class	Class R	Class
	2007	0.16%	0.13%	0.13%	0.13%
	2006	0.25%	n/a	n/a	n/a
	2005	n/a	n/a	n/a	n/a
	2004	n/a	n/a	n/a	n/a
	2003	n/a	n/a	n/a	n/a
	2002	n/a	n/a	n/a	n/a
	2001	n/a	n/a	n/a	n/a

Amounts designated as “—” are either $0 or have been rounded to $0.

FOR MORE INFORMATION

For investors who want more information about Old Mutual Advisor Funds II, the following documents are available free upon request:

Statement of Additional Information

The SAI provides more information about the Funds and is incorporated into this Prospectus by reference.

Annual and Semiannual Reports

The Annual and Semiannual Reports provide financial and performance information about the Funds and their investments and a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the period.

To obtain a copy of the SAI, Annual and Semiannual Reports, or other information and for shareholder inquiries, contact Old Mutual Advisor Funds II:

By Telephone:	888-772-2888

By Mail:	Old Mutual Advisor Funds II P.O. Box 219534 Kansas City, Missouri 64121-9534

Via the Internet:
Old Mutual Advisor Funds II Website:	oldmutualfunds.com
EDGAR database on the SEC Website:	http://www.sec.gov

By E-Mail or in Person from the SEC (you will pay a copying fee for this service)	E-Mail the SEC at publicinfo@sec.gov

Visit or write:	SEC’s Public Reference Section Washington, D.C. 20549-0102

Call 1-202-942-8090 for information about the operation of the Public Reference Room.

INVESTMENT ADVISOR

Old Mutual Capital, Inc.

DISTRIBUTOR

Old Mutual Investment Partners

SEC File Number 811-04391

R-07-075 06/2007

OLD MUTUAL ADVISOR FUNDS II

JUNE 4, 2007 PROSPECTUS

CLASS A & CLASS C SHARES

Equity Funds
Old Mutual Analytic U.S. Long/Short Fund
Old Mutual Barrow Hanley Value Fund
Old Mutual Columbus Circle Technology and Communications Fund
Old Mutual Emerging Growth Fund
Old Mutual Focused Fund
Old Mutual Growth Fund
Old Mutual Heitman REIT Fund
Old Mutual Large Cap Fund
Old Mutual Large Cap Growth Fund
Old Mutual Large Cap Growth Concentrated Fund
Old Mutual Mid-Cap Fund
Old Mutual Select Growth Fund
Old Mutual Small Cap Fund
Old Mutual Strategic Small Company Fund
Old Mutual TS&W Small Cap Value Fund

Fixed-Income Funds
Old Mutual Cash Reserves Fund
Old Mutual Dwight Intermediate Fixed Income Fund
Old Mutual Dwight Short Term Fixed Income Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any Fund shares or determined whether the information contained in this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

i

FINANCIAL HIGHLIGHTS	153

ii

INTRODUCTION

An Introduction to Old Mutual Advisor Funds II and this Prospectus

Old Mutual Advisor Funds II® (“OMAF II” or the “Trust”) offers a convenient and economical means of investing in professionally managed portfolios of securities, called mutual funds. This Prospectus offers Class A and Class C shares of each Fund (each a “Fund” and collectively, the “Funds”) listed on the cover. The Trust offers four additional share classes, Class Z, Class R, Advisor Class and Institutional Class, which are offered by separate prospectus. Shares of other retail mutual funds advised by Old Mutual Capital, Inc. (together with the Funds, “Old Mutual Funds”) are offered by separate prospectuses.

This Prospectus contains important information you should know before investing in a Fund and if you are a shareholder in a Fund. The information is arranged into different sections for easy reading and future reference. To obtain more information about the Funds, please refer to the back cover of this Prospectus.

FUND SUMMARIES

Each Fund has its own investment goal and strategies for reaching that goal. Before investing, make sure the Fund’s goal matches your own. A description of each Fund’s goal, principal investment strategies, main risks of investing, and fees and expenses are described under the Fund Summaries section of this prospectus. Additional information about the Funds’ investment strategies is described in the More About the Funds section of this Prospectus.

The Funds that primarily invest in equities (“Equity Funds”) are generally designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. These Funds may not be suitable for investors who are pursuing a short-term investment goal, such as investing emergency reserves. These Funds also may not be suitable for investors who require regular income or stability of principal.

The Funds that primarily invest in fixed income securities (“Fixed Income Funds”) are designed for more conservative investors who want to receive current income from their investments. These Funds may be suitable for investors who require greater stability of principal than equity funds or who are pursuing a short-term investment goal, such as investing emergency reserves.

Investment Advisor and Sub-Advisors

Old Mutual Capital, Inc. (“Old Mutual Capital” or the “Advisor”) is the investment Advisor for each Fund. Old Mutual Capital has retained the following Sub-Advisors to assist in managing the Funds: Analytic Investors, Inc. (“Analytic”); Ashfield Capital Partners, LLC (“Ashfield”); Barrow, Hanley, Mewhinney & Strauss, Inc. (“Barrow Hanley”); Columbus Circle Investors (“Columbus Circle”); Copper Rock Capital Partners, LLC (“Copper Rock”); Dwight Asset Management Company (“Dwight”); Eagle Asset Management, Inc. (“Eagle”); Heitman Real Estate Securities, LLC (“Heitman”); Liberty Ridge Capital, Inc. (“Liberty Ridge”); Munder Capital Management (“Munder”); Thompson, Siegel & Walmsley LLC (“TS&W”); Turner Investment Partners, Inc. (“Turner”); and Wellington Management Company, LLP (“Wellington Management”) (each, a “Sub-Advisor” and collectively, the “Sub-Advisors”). Ashfield provides services pursuant to an interim sub-advisory agreement approved by the Funds’ Board of Trustees while shareholder approval of a new sub-advisory agreement is sought. For information about the Advisor and Sub-Advisors, see the Investment Advisor & Sub-Advisors sections of this Prospectus.

1

[On side panel: What the Funds Are – And Are Not

These Funds are mutual funds – pooled investments that are professionally managed and provide you the opportunity to participate in financial markets. The Funds strive to meet their stated goals, although as with all mutual funds, they cannot offer guaranteed results. As with any mutual fund, there is always a risk that you may lose money on your investment in a Fund.

An investment in a Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

Market Capitalizations

The Funds that primarily invest in small-cap companies will generally invest in companies with an average market capitalization below $2.5 billion, although a Fund may invest in companies outside this range. The Funds that primarily invest in mid-cap companies will generally invest in companies with an average market capitalization between $2.5 billion and $10 billion and the Funds that primarily invest in large-cap companies will generally invest in companies with an average market capitalization above $10 billion, although a Fund may invest outside of these ranges.]

2

FUND SUMMARIES

[On side panel:	Ticker symbols:	Class A – OADEX
Class C – OCDEX]

Old Mutual Analytic U.S. Long/Short Fund

Morningstar Category: Large Blend	Sub-Advisor: Analytic Investors, Inc.

INVESTMENT APPROACH

The Fund seeks to provide investors with above-average total returns. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies whose securities are traded in U.S. markets. While the Fund may invest in companies of any size, it generally invests in large and mid-cap companies. Equity securities in which the Fund may invest include common and preferred stocks.

The Fund may invest in long and short positions of publicly traded equity securities. The Fund’s long and short positions may include equity securities of foreign issuers that are traded in U.S. markets. The Fund buys securities “long” that Analytic, the Fund’s Sub-Advisor, believes will outperform and sells securities “short” that Analytic believes will underperform. This is not a market neutral strategy.

The Fund generally takes long equity positions equal to approximately 120% of the Fund’s equity assets excluding cash, and short equity positions equal to approximately 20% of the Fund’s equity assets at the time of investment, although the Fund’s long-short exposure will vary over time based on Analytic’s assessment of market conditions and other factors. The Fund’s long equity exposure ordinarily ranges from 110% to 125% of the Fund’s net assets and its short equity exposure ordinarily ranges from 10% to 33% of the Fund’s net assets. The cash received from short sales may be used to invest in long equity positions. Analytic will normally maintain long and short positions such that the Fund’s net long equity exposure (i.e., the percentage of long equity positions minus the percentage of short equity positions) does not exceed 100% of the Fund’s net assets.

[On side panel: Selling Short

When the Fund sells a security short, it borrows the security from a third party and sells it at the then-current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender.]

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Advisor’s determination of an investment’s value or the Sub-Advisor may misgauge that value.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

3

Short Sales Risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. By contrast, the Fund’s loss on a long position arises from deceases in the value of the security and is limited by the fact that a security’s value cannot drop below zero.

Segregated Account Risk. Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or highly liquid securities with a broker or custodian to cover the Fund’s short position. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. As a result, there is the possibility that segregation of a large percentage of the Fund’s assets could affect its portfolio management.

Leverage Risk. By investing the proceeds received from selling securities short, the Fund is employing leverage, which creates special risks. The use of leverage may increase the Fund’s exposure to long equity positions and make any change in the Fund’s net asset value (“NAV”) greater than without the use of leverage. This could result in increased volatility of returns.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing the changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former investment advisor. The Fund’s returns would have been lower if the expense limitation had not been in effect. The Fund was previously known as the Old Mutual Analytic Disciplined Equity Fund and prior to February, 2006, the Fund did not take short positions as part of its main investment strategies. The Fund’s performance prior to February, 2006 may not be indicative of how it will perform in the future.

The performance shown in the bar chart is for the Fund’s Class A shares. Sales loads are not reflected in the bar chart; if they were, the returns shown would be lower. Performance for Class C shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2006 – Class A Shares*

2004	8.95%
2005	6.48%
2006	20.36%

*	The inception date of the Old Mutual Analytic U.S. Long/Short Fund’s Class A shares was July 31, 2003.

The Fund’s Class A shares year-to-date return as of March 31, 2007 was 4.66%.

4

BEST QUARTER:	Q4 2006	10.90%

WORST QUARTER:	Q3 2004	(2.62)%

The following table provides average annual total return information for the Fund’s Class A and Class C shares. The Fund’s performance is compared to the Standard and Poor’s (“S&P”) 500 Index, a widely recognized, unmanaged index that measures the performance of large-cap stocks across all major industries. Sales loads are reflected in the performance table.

Average Annual Total Returns as of December 31, 2006

			Since
	Past	Past	Inception
	1 Year	5 Years	(7/31/03)
Class A

Returns Before Taxes	13.41%	N/A	12.49%

After Taxes on Distributions	13.35%	N/A	12.40%

After Taxes on Distributions and
Sale of Fund Shares	8.71%	N/A	10.80%

Class C

Returns Before Taxes	18.48%	N/A	13.59%

S&P 500 Index

(Reflects No Deduction for	15.80%	N/A	13.12%
Fees, Expenses or Taxes)

After-tax performance is shown for the Fund’s Class A shares. After-tax performance for the Fund’s Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your advisor or broker.

5

Fees and Expenses Table

	CLASS A	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	None(1)	1.00%
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%(2)	2.00%(2)
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.80%(3)	0.80%(3)
Distribution (12b-1) Fees	None	0.75%
Other Expenses
Expenses on Short Sales	0.16%(4)	0.17%(4)
Service Fees	0.25%	0.25%
Other Operating Expenses	1.26%	1.98%
Total Other Expenses	1.67%	2.40%
Total Annual Operating Expenses	2.47%	3.95%
Expense (Reduction)/Recoupment	(0.99)%	(1.71)%
Net Annual Operating Expenses	1.48%(5)	2.24%(5)

(1)

If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% contingent deferred sales charge (“CDSC”) at the time of redemption.

(2)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or CDSCs, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(3)	The “Management Fees” information in the table includes fees for advisory and administrative services.

(4)	Effective June 30, 2006, Old Mutual Capital contractually agreed to limit the Fund’s dividend expenses on short sales to 0.10% through June 30, 2007.

(5)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) do not exceed 1.35% and 2.10% for Class A and Class C shares, respectively. In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Fund’s total annual operating expenses: fund level expenses (e.g. management fees, custody fees, trustee fees), and class level expenses (e.g. distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs). Fund level expenses are limited to 0.90% for each class and class level expenses are limited to 0.45% and 1.20% for

6

the Fund’s Class A and Class C shares, respectively. Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the expense limits discussed above, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former advisor have agreed not to seek reimbursement for fees waived or expenses absorbed by the former advisor.

Effective January 1, 2009, Old Mutual Capital contractually agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 3.00% and 3.75% for Class A and Class C shares, respectively, through December 31, 2016. Old Mutual Capital will consider further reductions to these limits on an annual basis. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

[On side panel: Operating Expenses

The operating expenses of a mutual fund generally include management fees, taxes, brokerage fees, 12b-1 fees, and legal and audit fees.]

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the lesser of the Total Annual Operating Expenses as presented in the Fees and Expenses Table or the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. Because the agreement to limit dividend expenses on short sales expires on June 30, 2007, the example does not include the expense cap described in footnote 4 of the Fees and Expenses Table above. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$720	$1,214	$1,733	$3,151
Class C	$330	$1,044	$1,876	$4,035

You would pay the following if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$230	$1,044	$1,876	$4,035

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10 year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 after sales charges, assuming a 5% return each year, the cumulative

7

return after fees and expenses, and the hypothetical year-end balance after fees and expenses. Sales loads are reflected in performance returns.

The annual expense ratios are the lesser of that stated in the Fees and Expenses Table or the contractual fee waivers or expense reimbursements for the period of the contractual commitment. Because the agreement to limit dividend expenses on short sales expires on June 30, 2007, the example does not include the expense cap described in footnote 4 of the Fees and Expenses Table above. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class A Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.51%	(2.46)%	$9,754	$720
2	10.25%	2.47%	0.01%	$10,001	$244
3	15.76%	2.47%	2.54%	$10,254	$250
4	21.55%	2.47%	5.13%	$10,513	$256
5	27.63%	2.47%	7.79%	$10,779	$263
6	34.01%	2.47%	10.52%	$11,052	$270
7	40.71%	2.47%	13.31%	$11,331	$276
8	47.75%	2.47%	16.18%	$11,618	$283
9	55.13%	2.47%	19.12%	$11,912	$291
10	62.89%	2.47%	22.13%	$12,213	$298
Total Gain After Fees and Expenses				$2,213
Total Annual Fees & Expenses					$3,151

Class C Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	2.27%	2.73%	$10,273	$230
2	10.25%	3.92%	3.84%	$10,384	$405
3	15.76%	3.92%	4.96%	$10,496	$409
4	21.55%	3.92%	6.09%	$10,609	$414
5	27.63%	3.92%	7.24%	$10,724	$418
6	34.01%	3.92%	8.40%	$10,840	$423
7	40.71%	3.92%	9.57%	$10,957	$427

8

8	47.75%	3.92%	10.75%	$11,075	$432
9	55.13%	3.92%	11.95%	$11,195	$436
10	62.89%	3.92%	13.16%	$11,316	$441
Total Gain After Fees and Expenses				$1,316
Total Annual Fees & Expenses					$4,035

9

[On side panel:   Ticker symbols:Class A – OAFOX

Class C – OCFOX]

Old Mutual Barrow Hanley Value Fund

Morningstar Category: Large Value	Sub-Advisor: Barrow, Hanley, Mewhinney & Strauss, Inc.

INVESTMENT APPROACH

The Fund, a non-diversified fund, seeks to provide investors with long-term capital growth. To pursue this goal, the Fund normally invests in equity securities of large and mid-cap companies with value characteristics. Undervalued stocks are generally those stocks that are out of favor with investors and, in the opinion of Barrow Hanley, the Fund’s Sub-Advisor, are trading at prices that are below average at the time of purchase in relation to such measures as earnings and book value. These stocks often have above average dividend yields. Equity securities in which the Fund may invest include common and preferred stocks.

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Advisor’s determination of an investment’s value or the Sub-Advisor may misgauge that value.

Investment Style Risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Fund’s value style of investing, and the Fund’s returns may vary considerably from other equity funds using different investment styles.

Non-Diversified Fund Risk. The Fund is “non-diversified,” which means that it may own larger positions in a smaller number of securities than funds that are “diversified.” The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s NAV and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of diversified funds.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

10

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former investment advisor. The Fund’s returns would have been lower if the expense limitation had not been in effect. The Fund was previously known as the Clipper Focus Fund and prior to January 1, 2006, the Fund was managed by an investment advisor different than the Fund’s current Advisor and Sub-Advisor. The Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.

The performance shown in the bar chart is for the Fund’s Class A shares. Sales loads are not reflected in the bar chart; if they were, the returns shown would be lower. Performance for Class C shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2006 – Class A Shares*

2004	6.60%
2005	(1.27)%
2006	14.09%

*	The inception date of the Old Mutual Barrow Hanley Value Fund’s Class A shares was July 31, 2003.

The Fund’s Class A shares year-to-date return as of March 31, 2007 was 1.27%.

BEST QUARTER:	Q4 2004	10.69%

WORST QUARTER:	Q1 2005	(3.99)%

The following table provides average annual total return information for the Fund’s Class A and Class C shares. The Fund’s performance is compared to the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large-cap stocks across all major industries. Sales loads are reflected in the performance table.

11

Average Annual Total Returns as of December 31, 2006

			Since
	Past	Past	Inception
	1 Year	5 Years	(7/31/03)
Class A

Returns Before Taxes	7.51%	N/A	8.43%

After Taxes on Distributions	(2.76)%	N/A	4.99%

After Taxes on Distributions and
Sale of Fund Shares*	16.78%	N/A	7.35%

Class C

Returns Before Taxes	12.65%	N/A	9.51%

S&P 500 Index

(Reflects No Deduction for	15.80%	N/A	13.12%
Fees, Expenses or Taxes)

*

When the return After Taxes on Distributions and Sale of Fund Shares is greater than the return After Taxes on Distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

After-tax performance is shown for the Fund’s Class A shares. After-tax performance for the Fund’s Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your advisor or broker.

12

FEES AND EXPENSES TABLE

	CLASS A	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	None(1)	1.00%
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%(2)	2.00%(2)
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.85%(3)	0.85%(3)
Distribution (12b-1) Fees	None	0.75%
Other Expenses
Service Fees	0.25%	0.25%
Other Expenses	0.69%	0.71%
Total Other Expenses	0.94%	0.96%
Total Annual Operating Expenses	1.79%	2.56%
Expense (Reduction)/Recoupment	(0.44)%	(0.46)%
Net Annual Operating Expenses	1.35%(4)	2.10%(4)

(1)	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% CDSC at the time of redemption.

(2)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or CDSCs, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(3)	The “Management Fees” information in the table includes fees for advisory and administrative services. Effective December 21, 2006, the Management Fee was reduced from 1.00% to 0.85%.

(4)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) do not exceed 1.35% and 2.10% for Class A and Class C shares, respectively. In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Fund’s total annual operating expenses: fund level expenses (e.g. management fees, custody fees, trustee fees), and class level expenses (e.g. distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs). Fund level expenses are limited to 0.90% for each class and class level expenses are limited to 0.45% and 1.20% for the Fund’s Class A and Class C shares, respectively. Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even

13

though the Fund’s total annual operating expenses are below the annual operating expense limit. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the expense limits discussed above, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former advisor have agreed not to seek reimbursement for fees waived or expenses absorbed by the former advisor.

Effective January 1, 2009, Old Mutual Capital contractually agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 3.00% and 3.75% for Class A and Class C shares, respectively, through December 31, 2016. Old Mutual Capital will consider further reductions to these limits on an annual basis. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the lesser of the Total Annual Operating Expenses as presented in the Fees and Expenses Table or the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$705	$1,066	$1,450	$2,526
Class C	$313	$753	$1,320	$2,862

You would pay the following if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$213	$753	$1,320	$2,862

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10 year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 after sales charges, assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. Sales loads are reflected in performance returns.

The annual expense ratios are the lesser of that stated in the Fees and Expenses Table or the contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class A Shares

14

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.35%	(2.31)%	$9,769	$705
2	10.25%	1.79%	0.83%	$10,083	$178
3	15.76%	1.79%	4.06%	$10,406	$183
4	21.55%	1.79%	7.40%	$10,740	$189
5	27.63%	1.79%	10.85%	$11,085	$195
6	34.01%	1.79%	14.41%	$11,441	$202
7	40.71%	1.79%	18.08%	$11,808	$208
8	47.75%	1.79%	21.87%	$12,187	$215
9	55.13%	1.79%	25.78%	$12,578	$222
10	62.89%	1.79%	29.82%	$12,982	$229
Total Gain After Fees and Expenses				$2,982
Total Annual Fees & Expenses					$2,526

Class C Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	2.10%	2.90%	$10,290	$213
2	10.25%	2.56%	5.41%	$10,541	$267
3	15.76%	2.56%	7.98%	$10,798	$273
4	21.55%	2.56%	10.62%	$11,062	$280
5	27.63%	2.56%	13.32%	$11,332	$287
6	34.01%	2.56%	16.08%	$11,608	$294
7	40.71%	2.56%	18.91%	$11,891	$301
8	47.75%	2.56%	21.82%	$12,182	$308
9	55.13%	2.56%	24.79%	$12,479	$316
10	62.89%	2.56%	27.83%	$12,783	$323
Total Gain After Fees and Expenses				$2,783
Total Annual Fees & Expenses					$2,862

15

[On side panel:Ticker symbols:Class A – OATCX

Class C – OCOMX]

Old Mutual Columbus Circle Technology and Communications Fund

Morningstar Category: Specialty – Technology	Sub-Advisor: Columbus Circle Investors

INVESTMENT APPROACH

The Fund, a non-diversified fund, seeks to provide investors with long-term capital growth. Current income is incidental to the Fund’s goal. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies in the technology and communications sectors. The Fund is concentrated, which means it will invest 25% or more of its total assets in the group of industries within those sectors. The Fund’s holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large firms with established track records in developing, using or marketing scientific advances. Equity securities in which the Fund may invest include common and preferred stocks.

[On side panel: Technology and Communications Industries

Industries in the Technology sector include Application Software, Communications Equipment, Computer Hardware, Computer Storage & Peripherals, Data Processing & Outsourced Services, Electronic Equipment Manufacturers, Electronic Manufacturing Services, Home Entertainment Software, Internet Software & Services, IT Consulting & Services, Office Electronics, Semiconductor Equipment, Semiconductors, Systems Software and Technology Distributors.

Industries in the Communications sector include Alternative Carriers, Integrated Telecommunications Services, and Wireless Telecommunication Services.]

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Advisor’s determination of an investment’s value or the Sub-Advisor may misgauge that value.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund concentrates its investments in certain industries within the technology and communications sectors, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. The Fund’s performance may be impacted by general economic conditions, worldwide scientific and technological developments, product cycles, competition and government regulation.

Non-Diversified Fund Risk. The Fund is “non-diversified,” which means that it may own larger positions in a smaller number of securities than funds that are “diversified.” The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s NAV and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of diversified funds.

16

Small and Mid-Cap Company Risk. The Fund may invest in small-cap and mid-cap companies. While small-cap and mid-cap companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap and mid-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap or mid-cap issuer at an acceptable price, especially in periods of market volatility.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former advisor. The Fund’s returns would have been lower if the expense limitation had not been in effect. Prior to November 2, 1999, the Fund was diversified and did not concentrate its investments. Therefore, the Fund’s performance prior to November 2, 1999 may not be indicative of how it will perform in the future. Prior to January 1, 2006, the Fund was managed by an investment advisor different than the Fund’s current Advisor and Sub-Advisor and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.

The performance shown in the bar chart is for the Fund’s Class A shares. Sales loads are not reflected in the bar chart; if they were, the returns shown would be lower. Performance for Class C shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2006 – Class A Shares*

2004	4.91%
2005	8.91%
2006	3.89%

*	The inception date of the Old Mutual Columbus Circle Technology and Communications Fund’s Class A shares was September 30, 2003.

The Fund’s Class A shares year-to-date return as of March 31, 2007 was 1.56%.

BEST QUARTER:	Q4 2004	14.68%

WORST QUARTER:	Q3 2004	(9.61)%

The following table provides average annual total return information for the Fund’s Class A and Class C shares. The Fund’s performance is compared to the NYSE Arca Tech 100 Index® (formerly the PSE Technology Index), a price-weighted index of the top 100 U.S. technology stocks from 16 different industries within the technology sector. Sales loads are reflected in the performance table.

17

Average Annual Total Returns as of December 31, 2006

			Since
	Past	Past	Inception
	1 Year	5 Years	(9/30/03)
Class A

Before Taxes	(2.06)%	N/A	7.03%

After Taxes on Distributions	(2.06)%	N/A	7.03%

After Taxes on Distributions and
Sale of Fund Shares*	(1.34)%	N/A	6.04%

Class C

Returns Before Taxes	2.13%	N/A	8.20%

NYSE Arca Tech 100 Index®

(Reflects No Deduction for
Fees, Expenses or Taxes)	5.20%	N/A	11.85%

*

When the return After Taxes on Distributions and Sale of Fund Shares is greater than the return After Taxes on Distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

After-tax performance is shown for the Fund’s Class A shares. After-tax performance for the Fund’s Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

The following table describes the shareholder fees and annual operating expenses you may pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your advisor or broker.

18

FEES AND EXPENSES TABLE

	CLASS A	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	None(1)	1.00%
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%(2)	2.00%(2)
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.95%(3)	0.95%(3)
Distribution (12b-1) Fees	None	0.75%
Other Expenses
Service Fees	0.25%	0.25%
Other Expenses	6.91%	4.11%
Total Other Expenses	7.16%	4.36%
Total Annual Operating Expenses	8.11%	6.06%
Expense (Reduction)/Recoupment	(6.41)%	(3.61)%
Net Annual Operating Expenses	1.70%(4)	2.45%(4)

(1)	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% CDSC at the time of redemption.

(2)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or CDSCs, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(3)	The “Management Fees” information in the table includes fees for advisory and administrative services.

(4)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) do not exceed 1.70% and 2.45% for Class A and Class C shares, respectively. In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Fund’s total annual operating expenses: fund level expenses (e.g. management fees, custody fees, trustee fees), and class level expenses (e.g. distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs). Fund level expenses are limited to 1.05% for each class and class level expenses are limited to 0.65% and 1.40% for the Fund’s Class A and Class C shares, respectively. Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit. Old

19

Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the expense limits discussed above, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former advisor have agreed not to seek reimbursement for fees waived or expenses absorbed by the former advisor.

Effective January 1, 2009, Old Mutual Capital contractually agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 3.00% and 3.75% for Class A and Class C shares, respectively, through December 31, 2016. Old Mutual Capital will consider further reductions to these limits on an annual basis. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment as described in footnote 4 to the Fees and Expenses Table above. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$738	$1,334	$1,954	$3,616
Class C	$348	$1,027	$1,826	$3,911

You would pay the following if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$248	$1,027	$1,826	$3,911

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10 year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 after sales charges, assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. Sales loads are reflected in performance returns.

The annual expense ratios are the lesser of that stated in the Fees and Expenses Table or the contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

20

Class A Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.70%	(2.64)%	$9,736	$738
2	10.25%	3.00%	(0.69)%	$9,931	$295
3	15.76%	3.00%	1.29%	$10,129	$301
4	21.55%	3.00%	3.32%	$10,332	$307
5	27.63%	3.00%	5.39%	$10,539	$313
6	34.01%	3.00%	7.49%	$10,749	$319
7	40.71%	3.00%	9.64%	$10,964	$326
8	47.75%	3.00%	11.84%	$11,184	$332
9	55.13%	3.00%	14.07%	$11,407	$339
10	62.89%	3.00%	16.35%	$11,635	$346
Total Gain After Fees and Expenses				$1,635
Total Annual Fees & Expenses					$3,616

Class C Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	2.45%	2.55%	$10,255	$248
2	10.25%	3.75%	3.83%	$10,383	$387
3	15.76%	3.75%	5.13%	$10,513	$392
4	21.55%	3.75%	6.44%	$10,644	$397
5	27.63%	3.75%	7.77%	$10,777	$402
6	34.01%	3.75%	9.12%	$10,912	$407
7	40.71%	3.75%	10.49%	$11,049	$412
8	47.75%	3.75%	11.87%	$11,187	$417
9	55.13%	3.75%	13.27%	$11,327	$422
10	62.89%	3.75%	14.68%	$11,468	$427
Total Gain After Fees and Expenses				$1,468
Total Annual Fees & Expenses					$3,911

21

[On side panel:Ticker symbols:Class A – OAEGX

Class C – OCEGX]

Old Mutual Emerging Growth Fund

Morningstar Category: Small Growth	Sub-Advisor: Copper Rock Capital Partners, LLC

INVESTMENT APPROACH

The Fund seeks to provide investors with long-term capital growth. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies with growth characteristics at the time of purchase. Equity securities in which the Fund may invest include common and preferred stocks.

[On side panel: Emerging Growth Companies

Growth funds generally focus on stocks of companies believed to have above average potential for growth in revenue and earnings. These stocks typically have low dividend yields and above average prices in relation to such measures as earnings and book value. Emerging growth companies are generally those growth companies that are less mature and appear to have the potential for rapid growth.]

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Advisor’s determination of an investment’s value or the Sub-Advisor may misgauge that value.

Investment Style Risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Fund’s growth style of investing, and the Fund’s returns may vary considerably from other equity funds using different investment styles.

Small Company Risk. The Fund primarily invests in small-cap companies. While small-cap companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns

22

compare to those of an unmanaged securities index. All performance figures reflect reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former advisor. The Fund’s returns would have been lower if the expense limitation had not been in effect. Prior to January 1, 2006, the Fund was managed by an investment advisor different than the Fund’s current Advisor and Sub-Advisor and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.

The performance shown in the bar chart is for the Fund’s Class A shares. Sales loads are not reflected in the bar chart; if they were, the returns shown would be lower. Performance for Class C shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2006 – Class A Shares*

2004	0.38%
2005	6.53%
2006	7.63%

*	The inception date of the Old Mutual Emerging Growth Fund’s Class A shares was September 30, 2003.

The Fund’s Class A shares year-to-date return as of March 31, 2007 was 3.51%.

BEST QUARTER:	Q4 2004	19.08%

WORST QUARTER:	Q3 2004	(10.59)%

The following table provides average annual total return information for the Fund’s Class A and Class C shares. The Fund’s performance is compared to the Russell 2000® Growth Index, a widely recognized, unmanaged index that tracks the performance of the securities of 2,000 small-cap companies in the Russell 2000® Index with greater-than-average growth characteristics. Sales loads are reflected in the performance table.

23

Average Annual Total Returns as of December 31, 2006

			Since
	Past	Past	Inception
	1 Year	5 Years	(9/30/03)
Class A

Before Taxes	1.41%	N/A	5.32%

After Taxes on Distributions	1.41%	N/A	5.32%

After Taxes on Distributions
and Sale of Fund Shares	0.92%	N/A	4.56%

Class C

Returns Before Taxes	5.89%	N/A	6.45%

Russell 2000® Growth Index

(Reflects No Deduction for
Fees, Expenses or Taxes)	13.35%	N/A	13.76%

After-tax performance is shown for the Fund’s Class A shares. After-tax performance for the Fund’s Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

The following table describes the shareholder fees and annual operating expenses you may pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your advisor or broker.

24

FEES AND EXPENSES TABLE

	CLASS A	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	None(1)	1.00%
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%(2)	2.00%(2)
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.95%(3)	0.95%(3)
Distribution (12b-1) Fees	None	0.75%
Other Expenses
Service Fees	0.25%	0.25%
Other Expenses	6.99%	4.94%
Total Other Expenses	7.24%	5.19%
Total Annual Operating Expenses	8.19%	6.89%
Expense (Reduction)/Recoupment	(6.64)%	(4.59)%
Net Annual Operating Expenses	1.55%(4)	2.30%(4)

(1)	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% CDSC at the time of redemption.

(2)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or CDSCs, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(3)	The “Management Fees” information in the table includes fees for advisory and administrative services.

(4)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) do not exceed 1.55% and 2.30% for Class A and Class C shares, respectively. In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Fund’s total annual operating expenses: fund level expenses (e.g. management fees, custody fees, trustee fees), and class level expenses (e.g. distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs). Fund level expenses are limited to 1.02% for each class and class level expenses are limited to 0.53% and 1.28% for the Fund’s Class A and Class C shares, respectively. Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even

25

though the Fund’s total annual operating expenses are below the annual operating expense limit. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the expense limits discussed above, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former advisor have agreed not to seek reimbursement for fees waived or expenses absorbed by the former advisor.

Effective January 1, 2009, Old Mutual Capital contractually agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 3.00% and 3.75% for Class A and Class C shares, respectively, through December 31, 2016. Old Mutual Capital will consider further reductions to these limits on an annual basis. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the lesser of the Total Annual Operating Expenses as presented in the Fees and Expenses Table or the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$724	$1,320	$1,941	$3,605
Class C	$333	$1,013	$1,812	$3,900

You would pay the following if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$233	$1,013	$1,812	$3,900

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10 year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 after sales charges, assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. Sales loads are reflected in performance returns.

The annual expense ratios are the lesser of that stated in the Fees and Expenses Table or the contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class A Shares

26

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.55%	(2.50)%	$9,750	$724
2	10.25%	3.00%	(0.55)%	$9,945	$295
3	15.76%	3.00%	1.44%	$10,144	$301
4	21.55%	3.00%	3.47%	$10,347	$307
5	27.63%	3.00%	5.54%	$10,554	$314
6	34.01%	3.00%	7.65%	$10,765	$320
7	40.71%	3.00%	9.80%	$10,980	$326
8	47.75%	3.00%	12.00%	$11,200	$333
9	55.13%	3.00%	14.24%	$11,424	$339
10	62.89%	3.00%	16.52%	$11,652	$346
Total Gain After Fees and Expenses				$1,652
Total Annual Fees & Expenses					$3,605

Class C Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	2.30%	2.70%	$10,270	$233
2	10.25%	3.75%	3.98%	$10,398	$388
3	15.76%	3.75%	5.28%	$10,528	$392
4	21.55%	3.75%	6.60%	$10,660	$397
5	27.63%	3.75%	7.93%	$10,793	$402
6	34.01%	3.75%	9.28%	$10,928	$407
7	40.71%	3.75%	10.65%	$11,065	$412
8	47.75%	3.75%	12.03%	$11,203	$418
9	55.13%	3.75%	13.43%	$11,343	$423
10	62.89%	3.75%	14.85%	$11,485	$428
Total Gain After Fees and Expenses				$1,485
Total Annual Fees & Expenses					$3,900

27

[On side panel:Ticker symbols:Class A – OAFCX

Class C – OCFCX]

Old Mutual Focused Fund

Morningstar Category: Large Blend	Sub-Advisor: Liberty Ridge Capital, Inc.

INVESTMENT APPROACH

The Fund, a non-diversified fund, seeks to provide investors with above-average total returns over a 3 to 5 year market cycle. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small, medium and large-cap companies. While the Fund may invest in companies of any market capitalization, the Fund generally invests in large-cap companies that Liberty Ridge, the Fund’s Sub-Advisor, believes have sustainable long-term growth prospects but are currently trading at modest relative valuations. Equity securities in which the Fund may invest include common and preferred stock.

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Advisor’s determination of an investment’s value or the Sub-Advisor may misgauge that value.

Non-Diversified Fund Risk. The Fund is “non-diversified,” which means that it may own larger positions in a smaller number of securities than funds that are “diversified.” The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s NAV and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of diversified funds.

Small and Mid-Cap Company Risk. While the Fund generally invests in large-cap companies, the Fund may invest in small-cap or mid-cap companies. While small-cap and mid-cap companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap and mid-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap or mid-cap issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within certain sectors, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns

28

compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former advisor. The Fund’s returns would have been lower if the expense limitation had not been in effect.

The performance shown in the bar chart is for the Fund’s Class A shares. Sales loads are not reflected in the bar chart; if they were, the returns shown would be lower. Performance for Class C shares will vary due to differences in fees and expenses.

Year-by-Year Returns through December 31, 2006 - Class A Shares*

2004	13.84%
2005	1.70%
2006	22.53%

*	The inception date of the Old Mutual Focused Fund’s Class A shares was September 30, 2003.

The Fund’s Class A shares year-to-date return as of March 31, 2007 was (2.50)%.

BEST QUARTER:	Q4 2004	15.40%

WORST QUARTER:	Q1 2005	(4.04)%

The following table provides average annual total return information for the Fund’s Class A and Class C shares. The Fund’s performance is compared to its benchmark, the S&P 500® Index, a widely recognized, unmanaged index that measures the performance of large-cap stocks across all major industries. The Fund’s performance is also compared to the Russell 3000® Index, a widely recognized, unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Fund’s benchmark was changed from the Russell 3000® Index to the S&P 500® Index to more accurately reflect the Sub-Advisor’s management style of the Fund. Sales loads are reflected in the performance table.

29

Average Annual Total Returns as of December 31, 2006

	Past	Past	Since Inception
	1 Year	5 Years	(9/30/03)
Class A

Returns Before Taxes	15.47%	N/A	14.10%

After Taxes on Distributions	15.38%	N/A	14.06%

After Taxes on Distributions and
Sale of Fund Shares	10.05%	N/A	12.21%

Class C

Returns Before Taxes	20.62%	N/A	15.33%

S&P 500® Index

(Reflects No Deduction for
Fees, Expenses or Taxes)	15.80%	N/A	13.54%

Russell 3000® Index

(Reflects No Deduction for
Fees, Expenses or Taxes)	15.71%	N/A	14.33%

After-tax performance is shown for the Fund’s Class A shares. After-tax performance for the Fund’s Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your advisor or broker.

30

FEES AND EXPENSES TABLE

	CLASS A	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	None(1)	1.00%
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%(2)	2.00%(2)
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.75%(3)	0.75%(3)
Distribution (12b-1) Fees	None	0.75%
Other Expenses
Service Fees	0.25%	0.25%
Other Expenses	0.73%	3.47%
Total Other Expenses	0.98%	3.72%
Total Annual Operating Expenses	1.73%	5.22%
Expense (Reduction)/Recoupment	(0.33)%	(3.07)%
Net Annual Operating Expenses	1.40%(4)	2.15%(4)

(1)	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% CDSC at the time of redemption.

(2)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or CDSCs, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(3)	The “Management Fees” information in the table includes fees for advisory and administrative services.

(4)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) do not exceed 1.40% and 2.15% for Class A and Class C shares, respectively. In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Fund’s total annual operating expenses: fund level expenses (e.g. management fees, custody fees, trustee fees), and class level expenses (e.g. distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs). Fund level expenses are limited to 0.80% for each class and class level expenses are limited to 0.60% and 1.35% for the Fund’s Class A and Class C shares, respectively. Old Mutual Capital’s agreement to limit fund level

31

and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the expense limits discussed above, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former advisor have agreed not to seek reimbursement for fees waived or expenses absorbed by the former advisor.

Effective January 1, 2009, Old Mutual Capital contractually agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 3.00% and 3.75% for Class A and Class C shares, respectively, through December 31, 2016. Old Mutual Capital will consider further reductions to these limits on an annual basis. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the lesser of the Total Annual Operating Expenses as presented in the Fees and Expenses Table or the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$709	$1,058	$1,430	$2,472
Class C	$318	$999	$1,800	$3,891

You would pay the following if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$218	$999	$1,800	$3,891

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10 year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 after sales charges, assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. Sales loads are reflected in performance returns.

The annual expense ratios are the lesser of that stated in the Fees and Expenses Table or the contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

32

Class A Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.40%	(2.36)%	$9,764	$709
2	10.25%	1.73%	0.84%	$10,084	$172
3	15.76%	1.73%	4.13%	$10,413	$177
4	21.55%	1.73%	7.54%	$10,754	$183
5	27.63%	1.73%	11.05%	$11,105	$189
6	34.01%	1.73%	14.69%	$11,469	$195
7	40.71%	1.73%	18.44%	$11,844	$202
8	47.75%	1.73%	22.31%	$12,231	$208
9	55.13%	1.73%	26.31%	$12,631	$215
10	62.89%	1.73%	30.44%	$13,044	$222
Total Gain After Fees and Expenses				$3,044
Total Annual Fees & Expenses					$2,472

Class C Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	2.15%	2.85%	$10,285	$218
2	10.25%	3.75%	4.14%	$10,414	$388
3	15.76%	3.75%	5.44%	$10,544	$393
4	21.55%	3.75%	6.76%	$10,676	$398
5	27.63%	3.75%	8.09%	$10,809	$403
6	34.01%	3.75%	9.44%	$10,944	$408
7	40.71%	3.75%	10.81%	$11,081	$413
8	47.75%	3.75%	12.19%	$11,219	$418
9	55.13%	3.75%	13.60%	$11,360	$423
10	62.89%	3.75%	15.02%	$11,502	$429
Total Gain After Fees and Expenses				$1,502
Total Annual Fees & Expenses					$3,891

33

[On side panel:Ticker symbols:Class A – OAHGX

Class C – OCHGX]

Old Mutual Growth Fund

Morningstar Category: Mid-Cap Growth

Sub-Advisors: Munder Capital Management and Turner Investment Partners, Inc.

INVESTMENT APPROACH

The Fund seeks to provide investors with capital appreciation. To pursue this goal, the Fund normally invests at least 65% of its net assets in equity securities of small and mid-cap companies with favorable growth prospects. While the Fund may invest in both small and mid-cap companies, the Fund primarily invests in mid-cap companies. Equity securities in which the Fund may invest include common stocks and preferred stocks.

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize a Sub-Advisor’s determination of an investment’s value or a Sub-Advisor may misgauge that value.

Investment Style Risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Fund’s growth style of investing, and the Fund’s returns may vary considerably from other equity funds using different investment styles.

Small and Mid-Cap Company Risk. The Fund primarily invests in mid-cap companies, and to a lesser extent, small-cap companies. While small-cap and mid-cap companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap and mid-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap or mid-cap issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. All performance figures reflect reinvestment of dividends and capital gains distributions.

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The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former advisor. The Fund’s returns would have been lower if the expense limitation had not been in effect. Prior to January 1, 2006, the Fund was managed by an investment advisor different than the Fund’s current Advisor and Sub-Advisors and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.

The performance shown in the bar chart is for the Fund’s Class A shares. Sales loads are not reflected in the bar chart; if they were, the returns shown would be lower. Performance for Class C shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2006 – Class A Shares*

2004	7.41%
2005	10.93%
2006	7.12%

*	The inception date of the Old Mutual Growth Fund’s Class A shares was September 30, 2003.

The Fund’s Class A shares year-to-date return as of March 31, 2007 was 4.27%.

BEST QUARTER:	Q4 2004	14.83%

WORST QUARTER:	Q3 2004	(9.06)%

The following table provides average annual total return information for the Fund’s Class A and Class C shares. The Fund’s performance is compared to the Russell Mid-Cap Growth Index and S&P MidCap 400 Index. The unmanaged Russell Mid-Cap Growth Index measures the performance of those securities in the Russell Mid-Cap Index with greater than average growth characteristics. The S&P MidCap 400 Index is a widely recognized, unmanaged mid-cap index of 400 domestic stocks chosen for their market capitalization, liquidity and industry group representations. Sales loads are reflected in the performance table.

35

Average Annual Total Returns as of December 31, 2006

			Since
	Past	Past	Inception
	1 Year	5 Years	(9/30/03)
Class A

Returns Before Taxes	0.98%	N/A	8.00%

After Taxes on Distributions	0.98%	N/A	8.00%

After Taxes on Distributions
and Sale of Fund Shares	0.64%	N/A	6.88%

Class C

Returns Before Taxes	5.33%	N/A	9.16%

Russell Mid-Cap Growth Index	10.66%	N/A	15.71%

(Reflects No Deduction for Fees,
Expenses or Taxes)

S&P MidCap 400 Index

(Reflects No Deduction for Fees,
Expenses or Taxes)	10.32%	N/A	16.38%

After-tax performance is shown for the Fund’s Class A shares. After-tax performance for the Fund’s Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your advisor or broker.

36

FEES AND EXPENSES TABLE

	CLASS A	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	None(1)	1.00%
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%(2)	2.00%(2)
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.80%(3)	0.80%(3)
Distribution (12b-1) Fees	None	0.75%
Other Expenses
Service Fees	0.25%	0.25%
Other Expenses	4.36%	4.11%
Total Other Expenses	4.61%	4.36%
Total Annual Operating Expenses	5.41%	5.91%
Expense (Reduction)/Recoupment	(4.06)%	(3.81)%
Net Annual Operating Expenses	1.35%(4)	2.10%(4)

(1)	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% CDSC at the time of redemption.

(2)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or CDSCs, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details

(3)	The “Management Fees” information in the table includes fees for advisory and administrative services.

(4)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) do not exceed 1.35% and 2.10% for Class A and Class C shares, respectively. In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Fund’s total annual operating expenses: fund level expenses (e.g. management fees, custody fees, trustee fees), and class level expenses (e.g. distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs). Fund level expenses are limited to 0.875% for each class and class level expenses are limited to 0.475% and 1.225% for the Fund’s Class A and Class C shares, respectively. Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit. Old

37

Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the expense limits discussed above, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former advisor have agreed not to seek reimbursement for fees waived or expenses absorbed by the former advisor.

Effective January 1, 2009, Old Mutual Capital contractually agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 3.00% and 3.75% for Class A and Class C shares, respectively, through December 31, 2016. Old Mutual Capital will consider further reductions to these limits on an annual basis. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the lesser of the Total Annual Operating Expenses as presented in the Fees and Expenses Table or the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$705	$1,303	$1,925	$3,592
Class C	$313	$994	$1,795	$3,887

You would pay the following if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$213	$994	$1,795	$3,887

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10 year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 after sales charges, assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. Sales loads are reflected in performance returns.

The annual expense ratios are the lesser of that stated in the Fees and Expenses Table or the contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class A Shares

38

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.35%	(2.31)%	$9,769	$705
2	10.25%	3.00%	(0.36)%	$9,964	$296
3	15.76%	3.00%	1.64%	$10,164	$302
4	21.55%	3.00%	3.67%	$10,367	$308
5	27.63%	3.00%	5.74%	$10,574	$314
6	34.01%	3.00%	7.86%	$10,786	$320
7	40.71%	3.00%	10.01%	$11,001	$327
8	47.75%	3.00%	12.22%	$11,222	$333
9	55.13%	3.00%	14.46%	$11,446	$340
10	62.89%	3.00%	16.75%	$11,675	$347
Total Gain After Fees and Expenses				$1,675
Total Annual Fees & Expenses					$3,592

Class C Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	2.10%	2.90%	$10,290	$213
2	10.25%	3.75%	4.19%	$10,419	$388
3	15.76%	3.75%	5.49%	$10,549	$393
4	21.55%	3.75%	6.81%	$10,681	$398
5	27.63%	3.75%	8.14%	$10,814	$403
6	34.01%	3.75%	9.49%	$10,949	$408
7	40.71%	3.75%	10.86%	$11,086	$413
8	47.75%	3.75%	12.25%	$11,225	$418
9	55.13%	3.75%	13.65%	$11,365	$424
10	62.89%	3.75%	15.07%	$11,507	$429
Total Gain After Fees and Expenses				$1,507
Total Annual Fees & Expenses					$3,887

39

[On side panel:Ticker symbols:Class A – OARTX

Class C – OCRTX]

Old Mutual Heitman REIT Fund

Morningstar Category: Specialty – Real Estate	Sub-Advisor: Heitman Real Estate Securities, LLC

INVESTMENT APPROACH

The Fund seeks to provide investors with a high total return consistent with reasonable risk. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies principally engaged in the real estate industry, including real estate investment trusts (“REITs”). Heitman, the Fund’s Sub-Advisor, considers a company to be principally engaged in the real estate industry if it derives at least 50% of its revenues from the ownership, construction, management, financing or sale of commercial, industrial or residential real estate or has at least 50% of its assets in such real estate. The equity securities in which the Fund may invest include common and preferred stocks.

[On side panel: REITs

A REIT is a separately managed trust that makes investments in various real estate businesses. A REIT is generally not taxed on income distributed to its shareholders if, among other things, it distributes to its shareholders substantially all of its taxable income for each taxable year.]

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Advisor’s determination of an investment’s value or the Sub-Advisor may misgauge that value.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund concentrates its investments in certain real estate related industries, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. Real estate industries are particularly sensitive to the following economic factors: interest rate changes or market recessions; over-building in one particular area, changes in zoning laws, or changes in neighborhood values; increases in property taxes; casualty and condemnation losses; and regulatory limitations on rents.

REITs Risk. REITs may expose the Fund to similar risks associated with direct investment in real estate. REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. All performance figures reflect the reinvestment of dividends and capital gains distributions.

40

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former investment advisor. The Fund’s returns would have been lower if the expense limitation had not been in effect.

The performance shown in the bar chart is for the Fund’s Class A shares. Sales loads are not reflected in the bar chart; if they were, the returns shown would be lower. Performance for Class C shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2006 – Class A Shares*

2004	34.64%
2005	12.06%
2006	31.58%

*	The inception date of Old Mutual Heitman REIT Fund’s Class A shares was September 30, 2003.

The Fund’s Class A shares year-to-date return as of March 31, 2007 was 2.63%.

BEST QUARTER:	Q4 2004	16.04%

WORST QUARTER:	Q1 2005	(7.20)%

The following table provides average annual total return information for the Fund’s Class A and Class C shares. The Fund’s performance is compared to the Dow Jones Wilshire Real Estate Securities Index and the S&P 500 Index. The Dow Jones Wilshire Real Estate Securities Index is a market capitalization weighted index of publicly traded real estate securities, including REITs, real estate operating companies and partnerships. The S&P 500 Index is a widely recognized, unmanaged index that measures the performance of large-cap stocks across all major industries. Sales loads are reflected in the performance table.

41

Average Annual Total Returns as of December 31, 2006

			Since
	Past	Past	Inception
	1 Year	5 Years	(9/30/03)
Class A

Returns Before Taxes	24.01%	N/A	24.31%

After Taxes on Distributions	21.49%	N/A	21.38%

After Taxes on Distributions
and Sale of Fund Shares	17.33%	N/A	19.91%

Class C

Returns Before Taxes	29.71%	N/A	25.69%

Dow Jones Wilshire Real Estate Securities Index (float adjusted)

(Reflects No Deduction for
Fees, Expenses or Taxes)	35.86%	N/A	28.92%

S&P 500 Index

(Reflects No Deduction for
Fees, Expenses or Taxes)	15.80%	N/A	13.54%

After-tax performance is shown for the Fund’s Class A shares. After-tax performance for the Fund’s Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your advisor or broker.

42

FEES AND EXPENSES TABLE

	CLASS A	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	None(1)	1.00%
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%(2)	2.00%(2)
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.90%(3)	0.90%(3)
Distribution (12b-1) Fees	None	0.75%
Other Expenses
Service Fees	0.25%	0.25%
Other Expenses	1.56%	1.45%
Total Other Expenses	1.81%	1.70%
Total Annual Operating Expenses	2.71%	3.35%
Expense (Reduction)/Recoupment	(1.21)%	(1.10)%
Net Annual Operating Expenses	1.50%(4)	2.25%(4)

(1)	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% CDSC at the time of redemption.

(2)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or CDSCs, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(3)	The “Management Fees” information in the table includes fees for advisory and administrative services.

(4)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) do not exceed 1.50% and 2.25% for Class A and Class C shares, respectively. In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Fund’s total annual operating expenses: fund level expenses (e.g. management fees, custody fees, trustee fees), and class level expenses (e.g. distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs). Fund level expenses are limited to 0.95% for each class and class level expenses are limited to 0.55% and 1.30% for the Fund’s Class A and Class C shares, respectively. Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit. Old

43

Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the expense limits discussed above, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former advisor have agreed not to seek reimbursement for fees waived or expenses absorbed by the former advisor.

Effective January 1, 2009, Old Mutual Capital contractually agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 3.00% and 3.75% for Class A and Class C shares, respectively, through December 31, 2016. Old Mutual Capital will consider further reductions to these limits on an annual basis. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the lesser of the Total Annual Operating Expenses as presented in the Fees and Expenses Table or the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$719	$1,260	$1,826	$3,357
Class C	$328	$928	$1,652	$3,568

You would pay the following if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$228	$928	$1,652	$3,568

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10 year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 after sales charges, assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. Sales loads are reflected in performance returns.

The annual expense ratios are the lesser of that stated in the Fees and Expenses Table or the contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class A Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.50%	(2.45)%	$9,755	$719
2	10.25%	2.71%	(0.22)%	$9,978	$267
3	15.76%	2.71%	2.07%	$10,207	$274
4	21.55%	2.71%	4.40%	$10,440	$280
5	27.63%	2.71%	6.80%	$10,680	$286
6	34.01%	2.71%	9.24%	$10,924	$293
7	40.71%	2.71%	11.74%	$11,174	$299
8	47.75%	2.71%	14.30%	$11,430	$306
9	55.13%	2.71%	16.92%	$11,692	$313
10	62.89%	2.71%	19.60%	$11,960	$320
Total Gain After Fees and Expenses				$1,960
Total Annual Fees & Expenses					$3,357

Class C Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	2.25%	2.75%	$10,275	$228
2	10.25%	3.35%	4.45%	$10,445	$347
3	15.76%	3.35%	6.17%	$10,617	$353
4	21.55%	3.35%	7.92%	$10,792	$359
5	27.63%	3.35%	9.70%	$10,970	$365
6	34.01%	3.35%	11.51%	$11,151	$371
7	40.71%	3.35%	13.35%	$11,335	$377
8	47.75%	3.35%	15.22%	$11,522	$383
9	55.13%	3.35%	17.12%	$11,712	$389
10	62.89%	3.35%	19.06%	$11,906	$396
Total Gain After Fees and Expenses				$1,906
Total Annual Fees & Expenses					$3,568

44

[On side panel:	Ticker symbols:	Class A – OLLLX
Class C – OCCAX]

Old Mutual Large Cap Fund

Morningstar Category: Large Core	Sub-Advisor: Liberty Ridge Capital, Inc.

INVESTMENT APPROACH

The Fund seeks to provide investors with long-term capital growth. Current income is a secondary objective. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-cap companies. For purposes of this Fund, large cap companies are those companies with market capitalizations similar to the companies in the S&P 500® Index. As of February 28, 2007, the range of the S&P 500® Index was $1.4 billion to $418 billion. The market capitalization of the companies in the Fund’s portfolio and the S&P 500® Index changes over time and the Fund will not automatically sell or stop buying stock of a company it already owns if the company’s market capitalization grows or falls out of this range. The Fund normally expects to maintain an average market capitalization of at least $10 billion. Equity securities in which the Fund may invest include common and preferred stocks.

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Advisor’s determination of an investment’s value or the Sub-Advisor may misgauge that value.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former advisor. The Fund’s returns would have been lower if the expense limitation had not been in effect.

The performance shown in the bar chart is for the Fund’s Class A shares. Sales loads are not reflected in the bar chart; if they were, the returns shown would be lower. Performance for Class C shares will vary due to differences in fees and expenses.

46

Year-by-Year Total Returns through December 31, 2006 – Class A Shares*

2004	6.54%
2005	1.68%
2006	22.01%

*	The inception date of the Old Mutual Large Cap Fund’s Class A shares was September 30, 2003.

The Fund’s Class A shares year-to-date return as of March 31, 2007 was (1.79)%.

BEST QUARTER:	Q3 2006	9.76%

WORST QUARTER:	Q1 2005	(4.11)%

The following table provides average annual total return information for the Fund’s Class A and Class C shares. The Fund’s performance is compared to the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large-cap stocks across all major industries. Sales loads are reflected in the performance table.

Average Annual Total Returns as of December 31, 2006

	Past	Past	Since Inception
	1 Year	5 Years	(9/30/03)
Class A

Returns Before Taxes	15.01%	N/A	9.94%

After Taxes on Distributions	14.93%	N/A	9.80%

After Taxes on Distributions and
Sale of Fund Shares	9.76%	N/A	8.54%

Class C

Returns Before Taxes	20.11%	N/A	11.14%

S&P 500 Index

(Reflects No Deduction for
Fees, Expenses or Taxes)	15.80%	N/A	13.54%

After-tax performance is shown for the Fund’s Class A shares. After-tax performance for the Fund’s Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

47

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your advisor or broker.

FEES AND EXPENSES TABLE

	CLASS A	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	None(1)	1.00%
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%(2)	2.00%(2)
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.75%(3)	0.75%(3)
Distribution (12b-1) Fees	None	0.75%
Other Expenses
Service Fees	0.25%	0.25%
Other Expenses	3.48%	5.63%
Total Other Expenses	3.73%	5.88%
Total Annual Operating Expenses	4.48%	7.38%
Expense (Reduction)/Recoupment	(3.08)%	(5.23)%
Net Annual Operating Expenses	1.40%(4)	2.15%(4)

(1)	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% CDSC at the time of redemption.

(2)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or CDSCs, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details

(3)	The “Management Fees” information in the table includes fees for advisory and administrative services.

(4)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and

48

interest expense on short sales, litigation, indemnification, and extraordinary expenses) do not exceed 1.40% and 2.15% for Class A and Class C shares, respectively. In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Fund’s total annual operating expenses: fund level expenses (e.g. management fees, custody fees, trustee fees), and class level expenses (e.g. distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs). Fund level expenses are limited to 0.81% for each class and class level expenses are limited to 0.59% and 1.34% for the Fund’s Class A and Class C shares, respectively. Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the expense limits discussed above, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former advisor have agreed not to seek reimbursement for fees waived or expenses absorbed by the former advisor.

Effective January 1, 2009, Old Mutual Capital contractually agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 3.00% and 3.75% for Class A and Class C shares, respectively, through December 31, 2016. Old Mutual Capital will consider further reductions to these limits on an annual basis. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the lesser of the Total Annual Operating Expenses as presented in the Fees and Expenses Table or the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$709	$1,307	$1,929	$3,596
Class C	$318	$999	$1,800	$3,891

You would pay the following if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$218	$999	$1,800	$3,891

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on its returns over a 10 year period. The tables show the estimated expenses that would be charged on a

49

hypothetical investment of $10,000 after sales charges, assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. Sales loads are reflected in performance returns.

The annual expense ratios are the lesser of that stated in the Fees and Expenses Table or the contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class A Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.40%	(2.36)%	$9,764	$709
2	10.25%	3.00%	(0.40)%	$9,960	$296
3	15.76%	3.00%	1.59%	$10,159	$302
4	21.55%	3.00%	3.62%	$10,362	$308
5	27.63%	3.00%	5.69%	$10,569	$314
6	34.01%	3.00%	7.81%	$10,781	$320
7	40.71%	3.00%	9.96%	$10,996	$327
8	47.75%	3.00%	12.16%	$11,216	$333
9	55.13%	3.00%	14.40%	$11,440	$340
10	62.89%	3.00%	16.69%	$11,669	$347
Total Gain After Fees and Expenses				$1,669
Total Annual Fees & Expenses					$3,596

Class C Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	2.15%	2.85%	$10,285	$218
2	10.25%	3.75%	4.13%	$10,413	$388
3	15.76%	3.75%	5.43%	$10,543	$393
4	21.55%	3.75%	6.75%	$10,675	$398
5	27.63%	3.75%	8.09%	$10,809	$403
6	34.01%	3.75%	9.44%	$10,944	$408
7	40.71%	3.75%	10.81%	$11,081	$413
8	47.75%	3.75%	12.19%	$11,219	$418

50

9	55.13%	3.75%	13.59%	$11,359	$423
10	62.89%	3.75%	15.01%	$11,501	$429
Total Gain After Fees and Expenses				$1,501
Total Annual Fees & Expenses					$3,891

51

[On side panel:Ticker symbols:Class A – OALHX

Class C – OCLHX]

Old Mutual Large Cap Growth Fund

Morningstar Category: Large Growth

Sub-Advisors: Ashfield Capital Partners, LLC and Turner Investment Partners, Inc.

INVESTMENT APPROACH

The Fund seeks to provide investors with long-term capital growth. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-cap companies with favorable growth prospects. For purposes of this Fund, large cap companies are those companies with market capitalizations within the market capitalization range of those companies in the Russell 1000® Growth Index. As of February 28, 2007, the Russell 1000® Growth Index included companies with market capitalizations between $1.3 billion and $411 billion. The market capitalization of the companies in the Fund’s portfolio and the Russell 1000® Growth Index changes over time and the Fund will not automatically sell or stop buying stock of a company it already owns if the company’s market capitalization grows or falls out of this range. Equity securities in which the Fund may invest include common and preferred stocks.

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize a Sub-Advisor’s determination of an investment’s value or a Sub-Advisor may misgauge that value.

Investment Style Risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Fund’s growth style of investing, and the Fund’s returns may vary considerably from other equity funds using different investment styles.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement

52

with the Fund’s former advisor. The Fund’s returns would have been lower if the expense limitation had not been in effect. Prior to January 1, 2006, the Fund was managed by an investment advisor different than the Fund’s current Advisor and Sub-Advisors and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future. Prior to February 10, 2007, the Fund was co-managed by a sub-advisor other than Ashfield and the Fund’s performance prior to that date may not be indicative of how it will perform in the future.

The performance shown in the bar chart is for the Fund’s Class A shares. Sales loads are not reflected in the bar chart; if they were, the returns shown would be lower. Performance for Class C shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2006 – Class A Shares*

2004	8.45%
2005	4.16%
2006	5.05%

*	The inception date of the Old Mutual Large Cap Growth Fund’s Class A shares was July, 31, 2003

The Fund’s Class A shares year-to-date return as of March 31, 2007 was 1.27%.

BEST QUARTER:	Q4 2004	9.94%

WORST QUARTER:	Q1 2005	(8.56)%

The following table provides average annual total return information for the Fund’s Class A and Class C shares. The Fund’s performance is compared to the Russell 1000® Growth Index, a widely recognized, unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Sales loads are reflected in the performance table.

Average Annual Total Returns as of December 31, 2006

			Since
	Past	Past	Inception
	1 Year	5 Years	(7/31/03)
Class A

Returns Before Taxes	(1.00)%	N/A	6.40%

After Taxes on Distributions	(1.00)%	N/A	6.40%

After Taxes on Distributions and
Sale of Fund Shares*	(0.65)%	N/A	5.50%

Class C

Returns Before Taxes	3.25%	N/A	7.44%

Russell 1000® Growth Index

53

(Reflects No Deduction for Fees,
Expenses or Taxes)	9.07%	N/A	9.56%

*

When the return After Taxes on Distributions and Sale of Fund Shares is greater than the return After Taxes on Distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

After-tax performance is shown for the Fund’s Class A shares. After-tax performance for the Fund’s Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your advisor or broker.

54

FEES AND EXPENSES TABLE

	CLASS A	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	None(1)	1.00%
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%(2)	2.00%(2)
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.85%(3)	0.85%(3)
Distribution (12b-1) Fees	None	0.75%
Other Expenses
Service Fees	0.25%	0.25%
Other Expenses	3.39%	5.74%
Total Other Expenses	3.64%	5.99%
Total Annual Operating Expenses	4.49%	7.59%
Expense (Reduction)/Recoupment	(2.99)%	(5.34)%
Net Annual Operating Expenses	1.50%(4)	2.25%(4)

(1)	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% CDSC at the time of redemption.

(2)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or CDSCs, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(3)	The “Management Fees” information in the table includes fees for advisory and administrative services.

(4)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) do not exceed 1.50% and 2.25% for Class A and Class C shares, respectively. In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Fund’s total annual operating expenses: fund level expenses (e.g. management fees, custody fees, trustee fees), and class level expenses (e.g. distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs). Fund level expenses are limited to 0.92% for each class and class level expenses are limited to 0.58% and 1.33% for the Fund’s Class A and Class C shares, respectively. Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit. Old

55

Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the expense limits discussed above, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former advisor have agreed not to seek reimbursement for fees waived or expenses absorbed by the former advisor.

Effective January 1, 2009, Old Mutual Capital contractually agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 3.00% and 3.75% for Class A and Class C shares, respectively, through December 31, 2016. Old Mutual Capital will consider further reductions to these limits on an annual basis. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the lesser of the Total Annual Operating Expenses as presented in the Fees and Expenses Table or the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$719	$1,316	$1,938	$3,603
Class C	$328	$1,009	$1,808	$3,897

You would pay the following if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$228	$1,009	$1,808	$3,897

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10 year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 after sales charges, assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. Sales loads are reflected in performance returns.

The annual expense ratios are the lesser of that stated in the Fees and Expenses Table or the contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

56

Class A Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.50%	(2.45)%	$9,755	$719
2	10.25%	3.00%	(0.50)%	$9,950	$296
3	15.76%	3.00%	1.49%	$10,149	$301
4	21.55%	3.00%	3.52%	$10,352	$308
5	27.63%	3.00%	5.59%	$10,559	$314
6	34.01%	3.00%	7.70%	$10,770	$320
7	40.71%	3.00%	9.86%	$10,986	$326
8	47.75%	3.00%	12.05%	$11,205	$333
9	55.13%	3.00%	14.29%	$11,429	$340
10	62.89%	3.00%	16.58%	$11,658	$346
Total Gain After Fees and Expenses				$1,658
Total Annual Fees & Expenses					$3,603

Class C Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	2.25%	2.75%	$10,275	$228
2	10.25%	3.75%	4.03%	$10,403	$388
3	15.76%	3.75%	5.33%	$10,533	$393
4	21.55%	3.75%	6.65%	$10,665	$397
5	27.63%	3.75%	7.98%	$10,798	$402
6	34.01%	3.75%	9.33%	$10,933	$407
7	40.71%	3.75%	10.70%	$11,070	$413
8	47.75%	3.75%	12.08%	$11,208	$418
9	55.13%	3.75%	13.49%	$11,349	$423
10	62.89%	3.75%	14.90%	$11,490	$428
Total Gain After Fees and Expenses				$1,490
Total Annual Fees & Expenses					$3,897

57

[On side panel:Ticker symbols:Class A – OLGBX

Class C – OCLAX]

Old Mutual Large Cap Growth Concentrated Fund

Morningstar Category: Large Growth

Sub-Advisors: Ashfield Capital Partners, LLC and Turner Investment Partners, Inc.

INVESTMENT APPROACH

The Fund, a non-diversified fund, seeks to provide investors with long-term capital growth. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-cap companies with favorable growth prospects. For purposes of this Fund, large cap companies are those companies with market capitalizations within the market capitalization range of those companies in the Russell 1000® Growth Index. As of February 28, 2007, the Russell 1000® Growth Index included companies with market capitalizations between $1.3 billion and $411 billion. The market capitalization of the companies in the Fund’s portfolio and the Russell 1000® Growth Index changes over time and the Fund will not automatically sell or stop buying stock of a company it already owns if the company’s market capitalization grows or falls out of this range. Each Sub-Advisor will invest the portion of the Fund it manages in not more than 40 large-cap companies. Equity securities in which the Fund may invest include common and preferred stocks.

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize a Sub-Advisor’s determination of an investment’s value or a Sub-Advisor may misgauge that value.

Investment Style Risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Fund’s growth style of investing, and the Fund’s returns may vary considerably from other equity funds using different investment styles.

Non-Diversified Fund Risk. The Fund is “non-diversified,” which means that it may own larger positions in a smaller number of securities than funds that are “diversified.” The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s NAV and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of diversified funds.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

58

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former advisor. The Fund’s returns would have been lower if the expense limitation had not been in effect. Prior to January 1, 2006, the Fund was managed by an investment advisor different than the Fund’s current Advisor and Sub-Advisors and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future. Prior to February 10, 2007, the Fund was co-managed by a sub-advisor other than Ashfield and the Fund’s performance prior to that date may not be indicative of how it will perform in the future.

The performance shown in the bar chart is for the Fund’s Class A shares. Sales loads are not reflected in the bar chart; if they were, the returns shown would be lower. Performance for Class C shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2006 – Class A Shares*

2004	7.14%
2005	5.09%
2006	7.36%

*	The inception date of Old Mutual Large Cap Growth Concentrated Fund’s Class A shares was September 30, 2003.

The Fund’s Class A shares year-to-date return as of March 31, 2007 was 0.95%.

BEST QUARTER:	Q4 2004	10.11%

WORST QUARTER:	Q1 2005	(12.14)%

The following table provides average annual total return information for the Fund’s Class A and Class C shares. The Fund’s performance is compared to the Russell 1000® Growth Index, a widely recognized, unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Sales loads are reflected in the performance table.

Average Annual Total Returns as of December 31, 2006

	Past	Past	Since Inception
	1 Year	5 Years	(9/30/03)
Class A

Returns Before Taxes	1.18%	N/A	7.65%

After Taxes on Distributions	1.18%	N/A	7.65%

59

After Taxes on Distributions and
Sale of Fund Shares	0.77%	N/A	6.58%

Class C

Returns Before Taxes	5.57%	N/A	8.80%

Russell 1000® Growth Index

(Reflects No Deduction for Fees,
Expenses or Taxes)	9.07%	N/A	9.61%

After-tax performance is shown for the Fund’s Class A shares. After-tax performance for the Fund’s Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your advisor or broker.

60

FEES AND EXPENSES TABLE

	CLASS A	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	None(1)	1.00%
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%(2)	2.00%(2)
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.90%(3)	0.90%(3)
Distribution (12b-1) Fees	None	0.75%
Other Expenses
Service Fees	0.25%	0.25%
Other Expenses	1.63%	3.10%
Total Other Expenses	1.88%	3.35%
Total Annual Operating Expenses	2.78%	5.00%
Expense (Reduction)/Recoupment	(1.28)%	(2.75)%
Net Annual Operating Expenses	1.50%(4)	2.25%(4)

(1)	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% CDSC at the time of redemption.

(2)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or CDSCs, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details

(3)	The “Management Fees” information in the table includes fees for advisory and administrative services.

(4)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) do not exceed 1.50% and 2.25% for Class A and Class C shares, respectively. In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Fund’s total annual operating expenses: fund level expenses (e.g. management fees, custody fees, trustee fees), and class level expenses (e.g. distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs). Fund level expenses are limited to 0.95% for each class and class level expenses are limited to 0.55% and 1.30% for the Fund’s Class A and Class C shares, respectively. Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit. Old

61

Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the expense limits discussed above, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former advisor have agreed not to seek reimbursement for fees waived or expenses absorbed by the former advisor.

Effective January 1, 2009, Old Mutual Capital contractually agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 3.00% and 3.75% for Class A and Class C shares, respectively, through December 31, 2016. Old Mutual Capital will consider further reductions to these limits on an annual basis. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the lesser of the Total Annual Operating Expenses as presented in the Fees and Expenses Table or the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$719	$1,273	$1,853	$3,418
Class C	$328	$1,009	$1,808	$3,897

You would pay the following if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$228	$1,009	$1,808	$3,897

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10 year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 after sales charges, assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. Sales loads are reflected in performance returns.

The annual expense ratios are the lesser of that stated in the Fees and Expenses Table or the contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

62

Class A Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.50%	(2.45)%	$9,755	$719
2	10.25%	2.78%	(0.29)%	$9,971	$274
3	15.76%	2.78%	1.93%	$10,193	$280
4	21.55%	2.78%	4.19%	$10,419	$287
5	27.63%	2.78%	6.50%	$10,650	$293
6	34.01%	2.78%	8.87%	$10,887	$299
7	40.71%	2.78%	11.29%	$11,129	$306
8	47.75%	2.78%	13.76%	$11,376	$313
9	55.13%	2.78%	16.28%	$11,628	$320
10	62.89%	2.78%	18.86%	$11,886	$327
Total Gain After Fees and Expenses				$1,886
Total Annual Fees & Expenses					$3,418

Class C Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	2.25%	2.75%	$10,275	$228
2	10.25%	3.75%	4.03%	$10,403	$388
3	15.76%	3.75%	5.33%	$10,533	$393
4	21.55%	3.75%	6.65%	$10,665	$397
5	27.63%	3.75%	7.98%	$10,798	$402
6	34.01%	3.75%	9.33%	$10,933	$407
7	40.71%	3.75%	10.70%	$11,070	$413
8	47.75%	3.75%	12.08%	$11,208	$418
9	55.13%	3.75%	13.49%	$11,349	$423
10	62.89%	3.75%	14.90%	$11,490	$428
Total Gain After Fees and Expenses				$1,490
Total Annual Fees & Expenses					$3,897

63

[On side panel:Ticker symbols:Class A – OAMJX

Class C – OCCPX]

Old Mutual Mid-Cap Fund

Morningstar Category: Mid-Cap Core	Sub-Advisor: Liberty Ridge Capital, Inc.

INVESTMENT APPROACH

The Fund seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-cap companies. For purposes of this Fund, mid-cap companies are those companies with market capitalizations similar to the companies in the S&P MidCap 400 Index. As of February 28, 2007, the S&P MidCap 400 Index included companies with market capitalizations between $479 million and $12 billion. The market capitalization of the companies in the Fund’s portfolio and the S&P MidCap 400 Index changes over time and the Fund will not automatically sell or stop buying stock of a company it already owns if the company’s market capitalization grows or falls out of this range. Equity securities in which the Fund may invest include common and preferred stocks.

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Advisor’s determination of an investment’s value or the Sub-Advisor may misgauge that value.

Small and Mid-Cap Company Risk. The Fund primarily invests in mid-cap companies and also may invest in small-cap companies. While small-cap companies, and to an extent mid-cap companies, may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap and mid-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap or mid-cap issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

64

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former advisor. The Fund’s returns would have been lower if the expense limitation had not been in effect.

The performance shown in the bar chart is for the Fund’s Class A shares. Sales loads are not reflected in the bar chart; if they were, the returns shown would be lower. Performance for Class C shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2006 – Class A Shares*

2004	17.74%
2005	6.20%
2006	13.05%

*	The inception date of Old Mutual Mid-Cap Fund’s Class A shares was July 31, 2003.

The Fund’s Class A shares year-to-date return as of March 31, 2007 was 1.82%.

BEST QUARTER:	Q4 2004	15.06%

WORST QUARTER:	Q2 2006	(4.61)%

The following table provides average annual total return information for the Fund’s Class A and Class C shares. The Fund’s performance is compared to the S&P MidCap 400 Index, a widely recognized unmanaged index that measures the performance of 400 mid-cap stocks. Sales loads are reflected in the performance table.

Average Annual Total Returns as of December 31, 2006

	Past	Past	Since Inception
	1 Year	5 Years	(7/31/03)
Class A

Returns Before Taxes	6.56%	N/A	14.03%

After Taxes on Distributions	1.89%	N/A	11.43%

After Taxes on Distributions and
Sale of Fund Shares*	7.59%	N/A	11.32%

Class C

Returns Before Taxes	11.37%	N/A	15.20%

S&P MidCap 400 Index

(Reflects No Deduction for
Fees, Expenses or Taxes)	10.32%	N/A	16.50%

65

*

When the return After Taxes on Distributions and Sale of Fund Shares is greater than the return After Taxes on Distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

After-tax performance is shown for the Fund’s Class A shares. After-tax performance for the Fund’s Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your advisor or broker.

FEES AND EXPENSES TABLE

	CLASS A	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	None(1)	1.00%
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%(2)	2.00%(2)
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.95%(3)	0.95%(3)
Distribution (12b-1) Fees	None	0.75%
Other Expenses
Service Fees	0.25%	0.25%
Other Expenses	2.57%	1.81%
Total Other Expenses	2.82%	2.06%
Total Annual Operating Expenses	3.77%	3.76%
Expense (Reduction)/Recoupment	(2.32)%	(1.56)%
Net Annual Operating Expenses	1.45%(4)	2.20%(4)

66

(1)	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% CDSC at the time of redemption.

(2)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or CDSCs, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details

(3)	The “Management Fees” information in the table includes fees for advisory and administrative services.

(4)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) do not exceed 1.45% and 2.20% for Class A and Class C shares, respectively. In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Fund’s total annual operating expenses: fund level expenses (e.g. management fees, custody fees, trustee fees), and class level expenses (e.g. distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs). Fund level expenses are limited to 1.00% for each class and class level expenses are limited to 0.45% and 1.20% for the Fund’s Class A and Class C shares, respectively. Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the expense limits discussed above, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former advisor have agreed not to seek reimbursement for fees waived or expenses absorbed by the former advisor.

Effective January 1, 2009, Old Mutual Capital contractually agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 3.00% and 3.75% for Class A and Class C shares, respectively, through December 31, 2016. Old Mutual Capital will consider further reductions to these limits on an annual basis. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the lesser of the Total Annual Operating Expenses as presented in the Fees and Expenses Table or the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$714	$1,312	$1,934	$3,599
Class C	$323	$1,004	$1,805	$3,895

67

You would pay the following if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$223	$1,004	$1,805	$3,895

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10 year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 after sales charges, assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. Sales loads are reflected in performance returns.

The annual expense ratios are the lesser of that stated in the Fees and Expenses Table or the contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

Class A Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.45%	(2.40)%	$9,760	$714
2	10.25%	3.00%	(0.45)%	$9,955	$296
3	15.76%	3.00%	1.54%	$10,154	$302
4	21.55%	3.00%	3.57%	$10,357	$308
5	27.63%	3.00%	5.64%	$10,564	$314
6	34.01%	3.00%	7.75%	$10,775	$320
7	40.71%	3.00%	9.91%	$10,991	$326
8	47.75%	3.00%	12.11%	$11,211	$333
9	55.13%	3.00%	14.35%	$11,435	$340
10	62.89%	3.00%	16.64%	$11,664	$346
Total Gain After Fees and Expenses				$1,664
Total Annual Fees & Expenses					$3,599

Class C Shares

Initial Hypothetical $10,000 Investment	5% Assumed Rate of Return

68

Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	2.20%	2.80%	$10,280	$223
2	10.25%	3.75%	4.09%	$10,409	$388
3	15.76%	3.75%	5.39%	$10,539	$393
4	21.55%	3.75%	6.70%	$10,670	$398
5	27.63%	3.75%	8.04%	$10,804	$403
6	34.01%	3.75%	9.39%	$10,939	$408
7	40.71%	3.75%	10.75%	$11,075	$413
8	47.75%	3.75%	12.14%	$11,214	$418
9	55.13%	3.75%	13.54%	$11,354	$423
10	62.89%	3.75%	14.96%	$11,496	$428
Total Gain After Fees and Expenses				$1,496
Total Annual Fees & Expenses					$3,895

69

[On side panel:Ticker symbols:Class A – OAHEX

Class C – OCHEX]

Old Mutual Select Growth Fund

Morningstar Category: Large Growth

Sub-Advisors: Ashfield Capital Partners, LLC and Turner Investment Partners, Inc.

INVESTMENT APPROACH

The Fund seeks to provide investors with long-term capital growth. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with favorable growth prospects. Each Sub-Advisor will invest its portion of the Fund in not more than 40 companies. While the Fund may invest in companies of any market capitalization, the Fund generally invests in large-cap companies. Equity securities in which the Fund may invest include common and preferred stocks.

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize a Sub-Advisor’s determination of an investment’s value or a Sub-Advisor may misgauge that value.

Investment Style Risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Fund’s growth style of investing, and the Fund’s returns may vary considerably from other equity funds using different investment styles.

Small and Mid-Cap Company Risk. The Fund may invest in small-cap or mid-cap companies. While small-cap and mid-cap companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap and mid-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap or mid-cap issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

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The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former advisor. The Fund’s returns would have been lower if the expense limitation had not been in effect. Prior to January 1, 2006, the Fund was managed by an investment advisor different than the Fund’s current Advisor and Sub-Advisors and the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future. Prior to February 10, 2007, the Fund was co-managed by a sub-advisor other than Ashfield and the Fund’s performance prior to that date may not be indicative of how it will perform in the future.

The performance shown in the bar chart is for the Fund’s Class A shares. Sales loads are not reflected in the bar chart; if they were, the returns shown would be lower. Performance for Class C shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2006 – Class A Shares*

2004	6.44%
2005	3.99%
2006	7.28%

*	The inception date of the Old Mutual Select Growth Fund’s Class A shares was September 30, 2003.

The Fund’s Class A shares year-to-date return as of March 31, 2007 was 1.77%.

BEST QUARTER:	Q4 2004	13.02%

WORST QUARTER:	Q1 2005	(10.94)%

The following table provides average annual total return information for the Fund’s Class A and Class C shares. The Fund’s performance is compared to the Russell 3000® Growth Index, a widely recognized, unmanaged index that measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. Sales loads are reflected in the performance table.

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Average Annual Total Returns as of December 31, 2006

			Since
	Past	Past	Inception
	1 Year	5 Years	(9/30/03)
Class A

Returns Before Taxes	1.10%	N/A	5.96%

After Taxes on Distributions	1.10%	N/A	5.96%

After Taxes on Distributions and
Sales of Fund Shares	0.71%	N/A	5.12%

Class C

Returns Before Taxes	5.49%	N/A	7.11%

Russell 3000® Growth Index

(Reflects No Deduction for
Fees, Expenses or Taxes)	9.46%	N/A	9.95%

After-tax performance is shown for the Fund’s Class A shares. After-tax performance for the Fund’s Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your advisor or broker.

72

FEES AND EXPENSES TABLE

	CLASS A	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	None(1)	1.00%
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%(2)	2.00%(2)
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.90%(3)	0.90%(3)
Distribution (12b-1) Fees	None	0.75%
Other Expenses
Service Fees	0.25%	0.25%
Other Expenses	4.08%	7.03%
Total Other Expenses	4.33%	7.28%
Total Annual Operating Expenses	5.23%	8.93%
Expense (Reduction)/Recoupment	(3.73)%	(6.68)%
Net Annual Operating Expenses	1.50%(4)	2.25%(4)

(1)	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% CDSC at the time of redemption.

(2)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or CDSCs, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details

(3)	The “Management Fees” information in the table includes fees for advisory and administrative services.

(4)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) do not exceed 1.50% and 2.25% for Class A and Class C shares, respectively. In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Fund’s total annual operating expenses: fund level expenses (e.g. management fees, custody fees, trustee fees), and class level expenses (e.g. distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs). Fund level expenses are limited to 0.95% for each class and class level expenses are limited to 0.55% and 1.30% for the Fund’s Class A and Class C shares, respectively. Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit. Old

73

Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the expense limits discussed above, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former advisor have agreed not to seek reimbursement for fees waived or expenses absorbed by the former advisor.

Effective January 1, 2009, Old Mutual Capital contractually agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 3.00% and 3.75% for Class A and Class C shares, respectively, through December 31, 2016. Old Mutual Capital will consider further reductions to these limits on an annual basis. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the lesser of the Total Annual Operating Expenses as presented in the Fees and Expenses Table or the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$719	$1,316	$1,938	$3,603
Class C	$328	$1,009	$1,808	$3,897

You would pay the following if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$228	$1,009	$1,808	$3,897

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10 year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 after sales charges, assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. Sales loads are reflected in performance returns.

The annual expense ratios are the lesser of that stated in the Fees and Expenses Table or the contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

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Class A Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.50%	(2.45)%	$9,755	$719
2	10.25%	3.00%	(0.50)%	$9,950	$296
3	15.76%	3.00%	1.49%	$10,149	$301
4	21.55%	3.00%	3.52%	$10,352	$308
5	27.63%	3.00%	5.59%	$10,559	$314
6	34.01%	3.00%	7.70%	$10,770	$320
7	40.71%	3.00%	9.86%	$10,986	$326
8	47.75%	3.00%	12.05%	$11,205	$333
9	55.13%	3.00%	14.29%	$11,429	$340
10	62.89%	3.00%	16.58%	$11,658	$346
Total Gain After Fees and Expenses				$1,658
Total Annual Fees & Expenses					$3,603

Class C Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	2.25%	2.75%	$10,275	$228
2	10.25%	3.75%	4.03%	$10,403	$388
3	15.76%	3.75%	5.33%	$10,533	$393
4	21.55%	3.75%	6.65%	$10,665	$397
5	27.63%	3.75%	7.98%	$10,798	$402
6	34.01%	3.75%	9.33%	$10,933	$407
7	40.71%	3.75%	10.70%	$11,070	$413
8	47.75%	3.75%	12.08%	$11,208	$418
9	55.13%	3.75%	13.49%	$11,349	$423
10	62.89%	3.75%	14.90%	$11,490	$428
Total Gain After Fees and Expenses				$1,490
Total Annual Fees & Expenses					$3,897

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[On side panel:Ticker symbols:Class A – OSAMX

Class C – OSCMX]

Old Mutual Small Cap Fund

Morningstar Category: Small Blend

Sub-Advisors: Eagle Asset Management, Inc. and Liberty Ridge Capital, Inc.

INVESTMENT APPROACH

The Fund seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies. For purposes of this Fund, small cap companies are those companies with market capitalizations similar to the companies in the Russell 2000® Index. As of February 28, 2007, the Russell 2000® Index included companies with market capitalizations between $74 million and $3.7 billion. The market capitalization of the companies in the Fund’s portfolio and the Russell 2000® Index changes over time and the Fund will not automatically sell or stop buying stock of a company it already owns if the company’s market capitalization grows or falls out of this range. Equity securities in which the Fund may invest include common and preferred stocks.

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize a Sub-Advisor’s determination of an investment’s value or a Sub-Advisor may misgauge that value.

Small Company Risk. The Fund invests primarily in small-cap companies. While small-cap companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

76

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former advisor. The Fund’s returns would have been lower if the expense limitation had not been in effect. As of January 1, 2006, certain of the Fund’s assets began to be managed by a Sub-Advisor different than the Fund’s former advisor, and the Fund’s former advisor became a Sub-Advisor to the Fund. As a result, the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.

The performance shown in the bar chart is for the Fund’s Class A shares. Sales loads are not reflected in the bar chart; if they were, the returns shown would be lower. Performance for Class C shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2006 – Class A Shares*

2004	15.30%
2005	1.78%
2006	16.45%

*	The inception date of the Old Mutual Small Cap Fund’s Class A shares was September 30, 2003.

The Fund’s Class A shares year-to-date return as of March 31, 2007 was 3.94%.

BEST QUARTER:	Q4 2004	16.37%

WORST QUARTER:	Q3 2004	(3.50)%

The following table provides average annual total return information for the Fund’s Class A and Class C shares. The Fund’s performance is compared to the Russell 2000® Index, a widely recognized, unmanaged index that tracks the performance of 2,000 small-cap stocks. Sales loads are reflected in the performance table.

77

Average Annual Total Returns as of December 31, 2006

	Past	Past	Since Inception
	1 Year	5 Years	(9/30/03)
Class A

Returns Before Taxes	9.77%	N/A	13.14%

After Taxes on Distributions	9.77%	N/A	13.14%

After Taxes on Distributions and
Sale of Fund Shares	6.35%	N/A	11.39%

Class C

Returns Before Taxes	14.52%	N/A	14.34%

Russell 2000® Index

(Reflects No Deduction for	18.37%	N/A	17.24%
Fees, Expenses or Taxes)

After-tax performance is shown for the Fund’s Class A shares. After-tax performance for the Fund’s Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your advisor or broker.

78

FEES AND EXPENSES TABLE

	CLASS A	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	None(1)	1.00%
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%(2)	2.00%(2)
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	1.00%(3)	1.00%(3)
Distribution (12b-1) Fees	None	0.75%
Other Expenses
Service Fees	0.25%	0.25%
Other Expenses	3.40%	3.88%
Total Other Expenses	3.65%	4.13%
Total Annual Operating Expenses	4.65%	5.88%
Expense (Reduction)/Recoupment	(3.15)%	(3.63)%
Net Annual Operating Expenses	1.50%(4)	2.25%(4)

(1)	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% CDSC at the time of redemption.

(2)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or CDSCs, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(3)	The “Management Fees” information in the table includes fees for advisory and administrative services.

(4)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) do not exceed 1.50% and 2.25% for Class A and Class C shares, respectively. In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Fund’s total annual operating expenses: fund level expenses (e.g. management fees, custody fees, trustee fees), and class level expenses (e.g. distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs). Fund level expenses are limited to 1.10% for each class and class level expenses are limited to 0.40% and 1.15% for the Fund’s Class A and Class C shares, respectively. Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit. Old

79

Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the expense limits discussed above, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former advisor have agreed not to seek reimbursement for fees waived or expenses absorbed by the former advisor.

Effective January 1, 2009, Old Mutual Capital contractually agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 3.00% and 3.75% for Class A and Class C shares, respectively, through December 31, 2016. Old Mutual Capital will consider further reductions to these limits on an annual basis. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the lesser of the Total Annual Operating Expenses as presented in the Fees and Expenses Table or the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$719	$1,316	$1,938	$3,603
Class C	$328	$1,009	$1,808	$3,897

You would pay the following if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$228	$1,009	$1,808	$3,897

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10 year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 after sales charges, assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. Sales loads are reflected in performance returns.

The annual expense ratios are the lesser of that stated in the Fees and Expenses Table or the contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

80

Class A Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.50%	(2.45)%	$9,755	$719
2	10.25%	3.00%	(0.50)%	$9,950	$296
3	15.76%	3.00%	1.49%	$10,149	$301
4	21.55%	3.00%	3.52%	$10,352	$308
5	27.63%	3.00%	5.59%	$10,559	$314
6	34.01%	3.00%	7.70%	$10,770	$320
7	40.71%	3.00%	9.86%	$10,986	$326
8	47.75%	3.00%	12.05%	$11,205	$333
9	55.13%	3.00%	14.29%	$11,429	$340
10	62.89%	3.00%	16.58%	$11,658	$346
Total Gain After Fees and Expenses				$1,658
Total Annual Fees & Expenses					$3,603

Class C Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	2.25%	2.75%	$10,275	$228
2	10.25%	3.75%	4.03%	$10,403	$388
3	15.76%	3.75%	5.33%	$10,533	$393
4	21.55%	3.75%	6.65%	$10,665	$397
5	27.63%	3.75%	7.98%	$10,798	$402
6	34.01%	3.75%	9.33%	$10,933	$407
7	40.71%	3.75%	10.70%	$11,070	$413
8	47.75%	3.75%	12.08%	$11,208	$418
9	55.13%	3.75%	13.49%	$11,349	$423
10	62.89%	3.75%	14.90%	$11,490	$428
Total Gain After Fees and Expenses				$1,490
Total Annual Fees & Expenses					$3,897

81

[On side panel:Ticker symbols:Class A – OSSAX

Class C – OCSSX]

Old Mutual Strategic Small Company Fund

Morningstar Category: Small Growth

Sub-Advisors:	Copper Rock Capital Partners, LLC; Eagle Asset Management, Inc.; and Liberty Ridge Capital, Inc.

INVESTMENT APPROACH

The Fund seeks to provide investors with capital growth. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies. For purposes of this Fund, small cap companies are those companies with market capitalizations similar to the companies in the Russell 2000® Index. As of February 28, 2007, the Russell 2000® Index included companies with market capitalizations between $74 million and $3.7 billion. The market capitalization of the companies in the Fund’s portfolio and the Russell 2000® Index changes over time and the Fund will not automatically sell or stop buying stock of a company it already owns if the company’s market capitalization grows or falls out of this range. The Fund’s investments are allocated between companies with growth prospects, companies with value characteristics, and companies that may have growth and value characteristics. Equity securities in which the Fund may invest include common and preferred stocks.

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize a Sub-Advisor’s determination of an investment’s value or a Sub-Advisor may misgauge that value.

Small Company Risk. The Fund invests primarily in small-cap companies. While small-cap companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns

82

compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former advisor. The Fund’s returns would have been lower if the expense limitation had not been in effect. As of January 1, 2006, certain of the Fund’s assets began to be managed by Sub-Advisors different than the Fund’s former advisor, and the Fund’s former advisor became a Sub-Advisor to the Fund. As a result, the Fund’s performance prior to January 1, 2006 may not be indicative of how it will perform in the future.

The performance shown in the bar chart is for the Fund’s Class A shares. Sales loads are not reflected in the bar chart; if they were, the returns shown would be lower. Performance for Class C shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2006 – Class A Shares*

2004	10.92%
2005	5.56%
2006	11.13%

.

*	The inception date of the Old Mutual Strategic Small Company Fund’s Class A shares was July 31, 2003.

The Fund’s Class A shares year-to-date return as of March 31, 2007 was 3.66%.

BEST QUARTER:	Q4 2004	17.84%

WORST QUARTER:	Q3 2004	(6.84)%

The following table provides average annual total return information for the Fund’s Class A and Class C shares. The Fund’s performance is compared to the Russell 2000® Index, a widely recognized, unmanaged index that tracks the performance of 2,000 small-cap stocks. Sales loads are reflected in the performance table.

Average Annual Total Returns as of December 31, 2006

	Past	Past	Since Inception
	1 Year	5 Years	(7/31/03)
Class A

Returns Before Taxes	4.75%	N/A	10.53%

After Taxes on Distributions	0.45%	N/A	9.18%

After Taxes on Distributions and
Sale of Fund Shares*	7.93%	N/A	8.86%

Class C

Returns Before Taxes	9.54%	N/A	11.63%

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Russell 2000® Index

(Reflects No Deduction for
Fees, Expenses or Taxes)	18.37%	N/A	17.23%

*

When the return After Taxes on Distributions and Sale of Fund Shares is greater than the return After Taxes on Distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

After-tax performance is shown for the Fund’s Class A shares. After-tax performance for the Fund’s Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in this Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your advisor or broker.

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FEES AND EXPENSES TABLE

	CLASS A	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	None(1)	1.00%
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%(2)	2.00%(2)
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.95%(3)	0.95%(3)
Distribution (12b-1) Fees	None	0.75%
Other Expenses
Service Fees	0.25%	0.25%
Other Expenses	0.93%	5.34%
Total Other Expenses	1.18%	5.59%
Total Annual Operating Expenses	2.13%	7.29%
Expense (Reduction)/Recoupment	(0.53)%	(4.94)%
Net Annual Operating Expenses	1.60%(4)	2.35%(4)

(1)	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% CDSC at the time of redemption.

(2)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or CDSCs, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details

(3)	The “Management Fees” information in the table includes fees for advisory and administrative services.

(4)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) do not exceed 1.60% and 2.35% for Class A and Class C shares, respectively. In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Fund’s total annual operating expenses: fund level expenses (e.g. management fees, custody fees, trustee fees), and class level expenses (e.g. distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs). Fund level expenses are limited to 1.10% for each class and class level expenses are limited to 0.50% and 1.25% for the Fund’s Class A and Class C shares, respectively. Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit. Old

85

Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the expense limits discussed above, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former advisor have agreed not to seek reimbursement for fees waived or expenses absorbed by the former advisor.

Effective January 1, 2009, Old Mutual Capital contractually agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 3.00% and 3.75% for Class A and Class C shares, respectively, through December 31, 2016. Old Mutual Capital will consider further reductions to these limits on an annual basis. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the lesser of the Total Annual Operating Expenses as presented in the Fees and Expenses Table or the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$728	$1,156	$1,608	$2,858
Class C	$338	$1,017	$1,816	$3,903

You would pay the following if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$238	$1,017	$1,816	$3,903

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10 year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 after sales charges, assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. Sales loads are reflected in performance returns.

The annual expense ratios are the lesser of that stated in the Fees and Expenses Table or the contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assumes the reinvestment of all dividends and distributions.

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Class A Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.60%	(2.55)%	$9,745	$728
2	10.25%	2.13%	0.25%	$10,025	$211
3	15.76%	2.13%	3.13%	$10,313	$217
4	21.55%	2.13%	6.09%	$10,609	$223
5	27.63%	2.13%	9.13%	$10,913	$229
6	34.01%	2.13%	12.27%	$11,227	$236
7	40.71%	2.13%	15.49%	$11,549	$243
8	47.75%	2.13%	18.80%	$11,880	$250
9	55.13%	2.13%	22.21%	$12,221	$257
10	62.89%	2.13%	25.72%	$12,572	$264
Total Gain After Fees and Expenses				$2,572
Total Annual Fees & Expenses					$2,858

Class C Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	2.35%	2.65%	$10,265	$238
2	10.25%	3.75%	3.93%	$10,393	$387
3	15.76%	3.75%	5.23%	$10,523	$392
4	21.55%	3.75%	6.55%	$10,655	$397
5	27.63%	3.75%	7.88%	$10,788	$402
6	34.01%	3.75%	9.23%	$10,923	$407
7	40.71%	3.75%	10.59%	$11,059	$412
8	47.75%	3.75%	11.98%	$11,198	$417
9	55.13%	3.75%	13.38%	$11,338	$423
10	62.89%	3.75%	14.79%	$11,479	$428
Total Gain After Fees and Expenses				$1,479
Total Annual Fees & Expenses					$3,903

87

[On side panel:Ticker symbols:Class A – OACVX

Class C – OCCVX]

Old Mutual TS&W Small Cap Value Fund

Morningstar Category: Small Blend	Sub-Advisor: Thompson, Siegel & Walmsley LLC

INVESTMENT APPROACH

The Fund seeks to provide investors with long-term capital growth. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies with value characteristics. For purposes of this Fund, small cap companies are those companies with market capitalizations similar to the companies in the Russell 2000® Value Index. As of February 28, 2007, the Russell 2000® Value Index included companies with market capitalizations between $85 million and $3.6 billion. The market capitalization of the companies in the Fund’s portfolio and the Russell 2000® Value Index changes over time and the Fund will not automatically sell or stop buying stock of a company it already owns if the company’s market capitalization grows or falls out of this range. The securities held in the Fund are primarily common stocks that TS&W, the Fund’s Sub-Advisor, believes present a value or potential worth that is not recognized by prevailing market prices or that have experienced some fundamental changes and are intrinsically undervalued by the investment community. Equity securities in which the Fund may invest include common and preferred stocks.

[On side panel: Fund Closed to New Investors

Effective December 31, 2004 (“Closing Day”), the TS&W Small Cap Value Fund closed to new investors. Only the following investments into the Fund will be accepted: additional investments and/or exchanges made by persons who already owned shares of the Fund as of the Closing Day and who have continuously maintained an investment in the Fund; new and subsequent investment made by directors, officers and employees of the Fund’s Advisor and its affiliates; and new and subsequent investments made by participants in pension plans, provided that the pension plan owned shares of the Fund as of the Closing Day.]

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market may also fail to recognize the Sub-Advisor’s determination of an investment’s value or the Sub-Advisor may misgauge that value.

Small Company Risk. The Fund invests primarily in small-cap companies. While small-cap companies may offer greater potential for capital appreciation than larger more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Investment Style Risk. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the Fund’s value style of

88

investing, and the Fund’s returns may vary considerably from other equity funds using different investment styles.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund may focus its investments in certain industries within a sector, which may cause the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former investment advisor. The Fund’s returns would have been lower if the expense limitation had not been in effect.

The performance shown in the bar chart is for the Fund’s Class A shares. Sales loads are not reflected in the bar chart; if they were, the returns shown would be lower. Performance for Class C shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2006 – Class A Shares*

2004	30.22%
2005	8.14%
2006	19.25%

*	The inception date of the Old Mutual TS&W Small Cap Value Fund’s Class A shares was July 31, 2003.

The Fund’s Class A shares year-to-date return as of March 31, 2007 was 3.38%.

BEST QUARTER:	Q4 2004	15.18%

WORST QUARTER:	Q3 2006	(2.24)%

The following table provides average annual total return information for the Fund’s Class A and Class C shares. The Fund’s performance is compared to the Russell 2000® Value Index, a widely recognized, unmanaged index that tracks the performance of the 2,000 small-cap companies in the Russell 2000® Value Index with lower price-to-book ratios and lower forecasted growth values. Sales loads are reflected in the performance table.

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Average Annual Total Returns as of December 31, 2006

			Since
	Past	Past	Inception
	1 Year	5 Years	(7/31/03)
Class A

Returns Before Taxes	12.39%	N/A	21.10%

After Taxes on Distributions	9.97%	N/A	19.60%

After Taxes on Distributions and Sale
of Fund Shares*	11.26%	N/A	18.25%

Class C

Returns Before Taxes	17.35%	N/A	22.30%

Russell 2000® Value Index

Reflects No Deduction for Fees,
Expenses or Taxes)	23.48%	N/A	20.43%

*

When the return After Taxes on Distributions and Sale of Fund Shares is greater than the return After Taxes on Distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

After-tax performance is shown for the Fund’s Class A shares. After-tax performance for the Fund’s Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your advisor or broker.

90

FEES AND EXPENSES TABLE

	CLASS A	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	None(1)	1.00%
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%(2)	2.00%(2)
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	1.10%(3)	1.10%(3)
Distribution (12b-1) Fees	None	0.75%
Other Expenses
Service Fees	0.25%	0.25%
Other Expenses	0.82%	0.69%
Total Other Expenses	1.07%	0.94%
Total Annual Operating Expenses	2.17%	2.79%
Expense (Reduction)/Recoupment	(0.62)%	(0.49)%
Net Annual Operating Expenses	1.55%(4)	2.30%(4)

(1)	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% CDSC at the time of redemption.

(2)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or CDSCs, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(3)	The “Management Fees” information in the table includes fees for advisory and administrative services.

(4)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) do not exceed 1.55% and 2.30% for Class A and Class C shares, respectively. In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Fund’s total annual operating expenses: fund level expenses (e.g. management fees, custody fees, trustee fees), and class level expenses (e.g. distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs). Fund level expenses are limited to 1.15% for each class and class level expenses are limited to 0.40% and 1.15% for the Fund’s Class A and Class C shares, respectively. Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit. Old

91

Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the expense limits discussed above, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former advisor have agreed not to seek reimbursement for fees waived or expenses absorbed by the former advisor.

Effective January 1, 2009, Old Mutual Capital contractually agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 3.00% and 3.75% for Class A and Class C shares, respectively, through December 31, 2016. Old Mutual Capital will consider further reductions to these limits on an annual basis. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the lesser of the Total Annual Operating Expenses as presented in the Fees and Expenses Table or the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$724	$1,160	$1,620	$2,890
Class C	$333	$819	$1,431	$3,083

You would pay the following if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$233	$819	$1,431	$3,083

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10 year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 after sales charges, assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. Sales loads are reflected in performance returns.

The annual expense ratios are the lesser of that stated in the Fees and Expenses Table or the contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

92

Class A Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.55%	(2.50)%	$9,750	$724
2	10.25%	2.17%	0.26%	$10,026	$215
3	15.76%	2.17%	3.10%	$10,310	$221
4	21.55%	2.17%	6.02%	$10,602	$227
5	27.63%	2.17%	9.02%	$10,902	$233
6	34.01%	2.17%	12.10%	$11,210	$240
7	40.71%	2.17%	15.27%	$11,527	$247
8	47.75%	2.17%	18.54%	$11,854	$254
9	55.13%	2.17%	21.89%	$12,189	$261
10	62.89%	2.17%	25.34%	$12,534	$268
Total Gain After Fees and Expenses				$2,534
Total Annual Fees & Expenses					$2,890

Class C Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	2.30%	2.70%	$10,270	$233
2	10.25%	2.79%	4.97%	$10,497	$290
3	15.76%	2.79%	7.29%	$10,729	$296
4	21.55%	2.79%	9.66%	$10,966	$303
5	27.63%	2.79%	12.08%	$11,208	$309
6	34.01%	2.79%	14.56%	$11,456	$316
7	40.71%	2.79%	17.09%	$11,709	$323
8	47.75%	2.79%	19.68%	$11,968	$330
9	55.13%	2.79%	22.33%	$12,233	$338
10	62.89%	2.79%	25.03%	$12,503	$345
Total Gain After Fees and Expenses				$2,503
Total Annual Fees & Expenses					$3,083

93

[On side panel:	Ticker symbols:	Class A – OCAXX
Class C – OCCXX]

Old Mutual Cash Reserves Fund

Sub-Advisor: Wellington Management Company, LLP

INVESTMENT APPROACH

The Fund seeks to provide investors with current income while preserving principal and maintaining liquidity. To pursue this goal, the Fund invests exclusively in short-term U.S. dollar-denominated debt obligations of U.S. or foreign issuers that are rated in one of the two highest rating categories by any two nationally recognized rating organizations or that are unrated securities of comparable quality. The Fund’s holdings are primarily U.S. money market instruments, such as asset-backed securities, certificates of deposit (“CDs”), commercial paper and corporate obligations, that Wellington Management, the Fund’s Sub-Advisor, believes offer the most attractive income potential without undue risk.

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Interest Rate Risk. When interest rates change, the Fund’s yield will be affected. An increase in interest rates tends to increase the Fund’s yield, while a decline in interest rates tends to reduce its yield.

Credit Risk. The value of debt securities held by the Fund fluctuates with the credit quality of the issuers of those securities. Credit risk relates to the ability of the issuer to meet interest or principal payments, or both, as they become due.

Inflation Risk. Inflation risk is the risk that your investment will not provide enough income to keep pace with inflation.

Non-Diversified Fund Risk. The Fund is “non-diversified,” which means that it may own larger positions in a smaller number of securities than funds that are “diversified.” The Fund may invest up to 25% of its total assets in the securities of one issuer. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect a security’s credit quality or value. This means that an increase or decrease in the value of a single issuer may have an impact on the Fund’s yield.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[On side panel: Money Market

The Money Market is the securities market that exists to provide very short term funding to corporations, municipalities and the U.S. government. The money market specializes in debt securities that mature in less than thirteen months.

Commercial Paper

Commercial paper is a money market instrument that is a short-term promissory note issued by a corporation.]

94

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance shown is for the Fund’s Class Z shares, which are offered by separate prospectus, because the Fund’s Class A and Class C shares are new. Year-by-year total returns for Class A and Class C shares will vary due to differences in fees and expenses. Performance for Class Z shares does not include sales loads or the effect of 12b-1 distribution and service fees. If it did, returns would be lower. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to arrangements with the Fund’s current and former investment advisor. The Fund’s returns would have been lower if the expense limitations had not been in effect.

Year-by-Year Total Returns through December 31, 2006 – Class Z Shares

1997	5.08%
1998	5.00%
1999	4.60%
2000	5.96%
2001	3.58%
2002	1.11%
2003	0.40%
2004	0.54%
2005	2.45%
2006	4.36%

The Fund’s Class Z shares year-to-date return as of March 31, 2007 was 1.14%.

Best Quarter:	Q3 2000	1.55%
Worst Quarter:	Q2 2004	0.06%

The table below provides average annual total return information for the Fund’s Class Z shares. The Fund’s average annual total return is compared to the Lipper Money Market Funds Average, a widely recognized composite of money market funds that invest in one of the two highest credit quality short-term money market instruments.

Average Annual Total Returns as of December 31, 2006

	Inception	Past	Past	Past
	Date	1 Year	5 Years	10 Years
Class Z	4/4/95
Before Taxes		4.36%	1.76%	3.29%

Lipper Money Market Funds Average
(Reflects No Deduction for
Fees, Expenses or Taxes)		4.20%	1.73%	3.25%

95

To obtain information about the Fund’s current yield, call 888-772-2888.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your advisor or broker.

FEES AND EXPENSES TABLE

	CLASS A	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	None	1.00%
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	Not Applicable	Not Applicable
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.40%(2)	0.40%(2)
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.48%(2)	0.48%(2)
Total Annual Operating Expenses	1.13%	1.88%
Expense (Reduction)/Recoupment	-0.15%	-0.15%
Net Annual Operating Expenses	0.98%(3)	1.73%(3)

(1)	The “Management Fees” information in the table includes fees for advisory and administrative services. “Other Expenses” for Class A and Class C are estimates as these share classes are new.

(2)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding brokerage costs, interest, taxes, litigation, indemnification and extraordinary expenses) do not exceed 0.98% and 1.73% for Class A and Class C shares, respectively. In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Fund’s total annual operating expenses: fund level expenses (e.g. management fees, custody fees, trustee fees), and class level expenses (e.g. distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs). Fund level expenses are limited to 0.45% for each class and class level expenses are limited to 0.53% and 1.28% for the Fund’s Class A and Class C shares, respectively. Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit. Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than

96

the expense limits discussed above, and the reimbursement is made within three years after the fees were waived or expenses absorbed.

Effective January 1, 2009, Old Mutual Capital contractually agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, litigation, indemnification, and extraordinary expenses) to an annual rate of 3.00% and 3.75% for Class A and Class C shares, respectively, through December 31, 2016. Old Mutual Capital will consider further reductions to these limits on an annual basis. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the lesser of the Total Annual Operating Expenses as presented in the Fees and Expenses Table or the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$100	$344	$607	$1,359
Class C	$276	$576	$1,002	$2,188

You would pay the following if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$176	$576	$1,002	$2,188

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10 year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 after sales charges, assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. Sales loads are reflected in performance returns.

The annual expense ratios are the lesser of that stated in the Fees and Expenses Table or the contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

97

Class A Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.98%	4.02%	$10,402	$100
2	10.25%	1.13%	8.05%	$10,805	$120
3	15.76%	1.13%	12.23%	$11,223	$124
4	21.55%	1.13%	16.57%	$11,657	$129
5	27.63%	1.13%	21.08%	$12,108	$134
6	34.01%	1.13%	25.77%	$12,577	$139
7	40.71%	1.13%	30.63%	$13,063	$145
8	47.75%	1.13%	35.69%	$13,569	$150
9	55.13%	1.13%	40.94%	$14,094	$156
10	62.89%	1.13%	46.40%	$14,640	$162
Total Gain After Fees and Expenses				$4,640
Total Annual Fees & Expenses					$1,359

Class C Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.73%	3.27%	$10,327	$176
2	10.25%	1.88%	6.49%	$10,649	$197
3	15.76%	1.88%	9.81%	$10,981	$203
4	21.55%	1.88%	13.24%	$11,324	$210
5	27.63%	1.88%	16.77%	$11,677	$216
6	34.01%	1.88%	20.42%	$12,042	$223
7	40.71%	1.88%	24.17%	$12,417	$230
8	47.75%	1.88%	28.05%	$12,805	$237
9	55.13%	1.88%	32.04%	$13,204	$244
10	62.89%	1.88%	36.16%	$13,616	$252
Total Gain After Fees and Expenses				$3,616
Total Annual Fees & Expenses					$2,188

98

[On side panel:Ticker symbols:Class A – OAFJX

Class C – OCIRX]

Old Mutual Dwight Intermediate Fixed Income Fund

Morningstar Category: Intermediate-Term Bond	Sub-Advisors: Dwight Asset Management Company

INVESTMENT APPROACH

The Fund seeks to provide investors with a high level of current income consistent with relative stability of principal. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income securities of varying maturities. The Fund generally invests in investment grade fixed income securities but may invest up to 15% of its assets in high yield securities. The Fund may also invest in derivative instruments such as options, futures contracts, and options on indices and may engage in certain investment techniques which create market exposure, such as dollar rolls. The Fund’s investment duration typically ranges from 75% to 125% of the average duration of the Lehman Brothers Intermediate Aggregate Bond Index. The Fund’s dollar weighted average maturity will typically be between 3 and 10 years.

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Credit Risk. The value of the debt securities held by the Fund fluctuates with the credit quality of the issuers of those securities. Credit risk relates to the ability of the issuer to make payments of principal and interest when due, including default risk. Securities issued by certain U.S. government agencies and instrumentalities, such as the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Tennessee Valley Authority, are not supported by the full faith and credit of the U.S. Treasury, but only by their ability to borrow from the Treasury, other forms of governmental support, or by their own credit. Therefore, these securities have greater credit risk than Treasury securities.

Interest Rate Risk. When interest rates change, the value of the Fund’s holdings will be affected. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values.

Prepayment Risk. This risk relates primarily to mortgage-backed securities. During a period of declining interest rates, homeowners may refinance their high-rate mortgages and prepay the principal. Cash from these prepayments flows through to prepay the mortgage-backed securities, necessitating reinvestment in bonds with lower interest rates, which may lower the return of the Fund.

High Yield Risk. The Fund may invest in high yield securities (commonly known as “junk bonds”) which may be subject to greater levels of interest rate, credit and liquidity risk than investment grade securities. These securities may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for junk bonds and reduce the Fund’s ability to sell these securities (liquidity risk). If the user or a security is in default with respect to interest or principal payments, the Fund may lose its investment in the issue.

Changes in Debt Ratings. If a rating agency gives a debt security a lower rating, the value of the security may decline because investors may demand a higher rate of return.

99

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former investment advisor. The Fund’s returns would have been lower if the expense limitation had not been in effect.

The performance shown in the bar chart is for the Fund’s Class A shares. Sales loads are not reflected in the bar chart; if they were, the returns shown would be lower. Performance for Class C shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2006 – Class A Shares*

2004	4.91%
2005	2.43%
2006	4.21%

*	The inception date of the Old Mutual Dwight Intermediate Fixed Income Fund’s Class A shares was July 31, 2003.

The Fund’s Class A shares year-to-date return as of March 31, 2007 was 1.30%.

BEST QUARTER:	Q3 2006	3.11%

WORST QUARTER:	Q1 2005	(0.21)%

The following table provides average annual total return information for the Fund’s Class A and Class C shares. The Fund’s performance is compared to the Lehman Intermediate U.S. Aggregate Index, a widely recognized, unmanaged index of fixed income securities with medium term durations. Sales loads are reflected in the performance table.

100

Average Annual Total Returns as of December 31, 2006

	Past	Past	Since Inception
	1 Year	5 Years	(7/31/03)
Class A

Returns Before Taxes	(0.71)%	N/A	3.30%

After Taxes on Distributions	(2.20)%	N/A	1.71%

After Taxes on Distributions and
Sale of Fund Shares*	(0.49)%	N/A	1.88%

Class C

Returns Before Taxes	2.39%	N/A	3.99%

Lehman Intermediate U.S. Aggregate Index

(Reflects No Deduction for Fees,
Expenses or Taxes)	4.57%	N/A	3.93%

*

When the return After Taxes on Distributions and Sale of Fund Shares is greater than the return After Taxes on Distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

After-tax performance is shown for the Fund’s Class A shares. After-tax performance for the Fund’s Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your advisor or broker.

101

FEES AND EXPENSES TABLE

	CLASS A	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	None(1)	1.00%
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%(2)	2.00%(2)
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.45%(3)	0.45%(3)
Distribution (12b-1) Fees	None	0.75%
Other Expenses
Service Fees	0.25%	0.25%
Other Expenses	2.98%	6.53%
Total Other Expenses	3.23%	6.78%
Total Annual Operating Expenses	3.68%	7.98%
Expense (Reduction)/Recoupment	(2.58)%	(6.13)%
Net Annual Operating Expenses	1.10%(4)	1.85%(4)

(1)	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% CDSC at the time of redemption.

(2)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or CDSCs, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(3)	The “Management Fees” information in the table includes fees for advisory and administrative services.

(4)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) do not exceed 1.10% and 1.85% for Class A and Class C shares, respectively. In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Fund’s total annual operating expenses: fund level expenses (e.g. management fees, custody fees, trustee fees), and class level expenses (e.g. distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs). Fund level expenses are limited to 0.60% for each class and class level expenses are limited to 0.50% and 1.25% for the Fund’s Class A and Class C shares, respectively. Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit. Old

102

Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the expense limits discussed above, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former advisor have agreed not to seek reimbursement for fees waived or expenses absorbed by the former advisor.

Effective January 1, 2009, Old Mutual Capital contractually agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 3.00% and 3.75% for Class A and Class C shares, respectively, through December 31, 2016. Old Mutual Capital will consider further reductions to these limits on an annual basis. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the lesser of the Total Annual Operating Expenses as presented in the Fees and Expenses Table or the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$582	$1,188	$1,818	$3,507
Class C	$288	$971	$1,774	$3,871

You would pay the following if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$188	$971	$1,774	$3,871

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10 year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 after sales charges, assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. Sales loads are reflected in performance returns.

The annual expense ratios are the lesser of that stated in the Fees and Expenses Table or the contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

103

Class A Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.10%	(1.04)%	$9,896	$582
2	10.25%	3.00%	0.94%	$10,094	$300
3	15.76%	3.00%	2.96%	$10,296	$306
4	21.55%	3.00%	5.02%	$10,502	$312
5	27.63%	3.00%	7.12%	$10,712	$318
6	34.01%	3.00%	9.27%	$10,927	$325
7	40.71%	3.00%	11.45%	$11,145	$331
8	47.75%	3.00%	13.68%	$11,368	$338
9	55.13%	3.00%	15.95%	$11,595	$344
10	62.89%	3.00%	18.27%	$11,827	$351
Total Gain After Fees and Expenses				$1,827
Total Annual Fees & Expenses					$3,507

Class C Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.85%	3.15%	$10,315	$188
2	10.25%	3.75%	4.44%	$10,444	$389
3	15.76%	3.75%	5.74%	$10,574	$394
4	21.55%	3.75%	7.07%	$10,707	$399
5	27.63%	3.75%	8.41%	$10,841	$404
6	34.01%	3.75%	9.76%	$10,976	$409
7	40.71%	3.75%	11.13%	$11,113	$414
8	47.75%	3.75%	12.52%	$11,252	$419
9	55.13%	3.75%	13.93%	$11,393	$425
10	62.89%	3.75%	15.35%	$11,535	$430
Total Gain After Fees and Expenses				$1,535
Total Annual Fees & Expenses					$3,871

104

[On side panel:Ticker symbols:Class A – OIRAX

Class C – OIRCX]

Old Mutual Dwight Short Term Fixed Income Fund

Morningstar Category: Short-Term Bond	Sub-Advisors: Dwight Asset Management Company

INVESTMENT APPROACH

The Fund seeks to provide investors with a high level of current income consistent with maintaining a relatively high degree of stability of shareholders’ capital. To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in obligations of the U.S. Government and in investment grade debt securities rated AAA by Standard & Poor’s (“S&P”), Aaa by Moody’s Investor Service, Inc. (“Moody’s”) or deemed equivalent by Dwight, the Fund’s Sub-Advisor. The Fund may invest up to 20% of its net assets (plus any borrowings for investment purposes) in investment grade debt securities rated between AA and BBB by S&P or Aa and Baa by Moody’s, or deemed equivalent by Dwight.

U.S. government obligations include Treasury bills, notes, and bonds and Government National Mortgage Association (“Ginnie Mae”) pass-through securities, which are supported by the full faith and credit of the U.S. Treasury, as well as obligations and instrumentalities of the U.S. government which may not be supported by the full faith and credit of the U.S. Treasury. Other debt securities in which the Fund may invest include income producing securities such as U.S. corporate bonds, mortgage- and asset-backed securities, and bonds of dollar denominated foreign issuers.

The weighted average maturity of the Fund will vary depending on an evaluation of market conditions, patterns and trends by the Fund’s Sub-Advisor, but will typically be less than 3 years. There are no limitations on the maturity of any individual issues in the Fund.

MAIN INVESTMENT RISKS

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Credit Risk. The value of the debt securities held by the Fund fluctuates with the credit quality of the issuers of those securities. Credit risk relates to the ability of the issuer to make payments of principal and interest when due, including default risk. Securities issued by certain U.S. government agencies and instrumentalities, such as the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Tennessee Valley Authority, are not supported by the full faith and credit of the U.S. Treasury, but only by their ability to borrow from the Treasury, other forms of governmental support, or by their own credit. Therefore, these securities have greater credit risk than Treasury securities.

Interest Rate Risk. When interest rates change, the value of the Fund’s holdings will be affected. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values.

Prepayment Risk. This risk relates primarily to mortgage-backed securities. During a period of declining interest rates, homeowners may refinance their high-rate mortgages and prepay the principal. Cash from these prepayments flows through to prepay the mortgage-backed securities, necessitating reinvestment in bonds with lower interest rates, which may lower the return of the Fund.

105

Changes in Debt Ratings. If a rating agency gives a debt security a lower rating, the value of the security may decline because investors may demand a higher rate of return.

PERFORMANCE INFORMATION

The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. All performance figures reflect the reinvestment of dividends and capital gains distributions.

The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. Performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Fund’s former investment advisor. The Fund’s returns would have been lower if the expense limitation had not been in effect. On October 1, 2004, the Fund’s shareholders approved a change in the Fund’s investment goal and the Fund’s investment strategy was changed accordingly. The performance information prior to October 1, 2004 is the performance of the Fund’s previous strategy, which was to seek to provide investors with a level of current income higher than that of money market funds, while attempting to preserve principal and maintain a stable NAV per share. The Fund’s performance prior to October 1, 2004 may not be indicative of how it will perform in the future.

The performance shown in the bar chart is for the Fund’s Class A shares. Sales loads are not reflected in the bar chart; if they were, the returns shown would be lower. Performance for Class C shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2006 – Class A Shares*

2004	1.63%
2005	1.85%
2006	4.04%

*	The inception date of the Old Mutual Dwight Short Term Fixed Income Fund’s Class A shares was July 31, 2003.

The Fund’s Class A shares year-to-date return as of March 31, 2007 was 1.30%.

BEST QUARTER:	Q3 2006	1.88%

WORST QUARTER:	Q4 2004	(0.08)%

The following table provides average annual total return information for the Fund’s Class A and Class C shares. The Fund’s performance is compared to the Merrill Lynch 1-3 Year U.S. Treasuries Index, an unmanaged performance benchmark including all U.S. Treasury and agency securities with maturities greater than or equal to one year and less than three years. Sales loads are reflected in the performance table.

Average Annual Total Returns as of December 31, 2006

Since
	Past	Past	Inception
	1 Year	5 Years	(7/31/03)
Class A

106

Returns Before Taxes	(0.91)%	N/A	1.11%

After Taxes on Distributions	(2.07)%	N/A	0.10%

After Taxes on Distributions and
Sale of Fund Shares*	(0.61)%	N/A	0.37%

Class C

Returns Before Taxes	2.52%	N/A	2.06%

Merrill Lynch 1-3 Year U.S. Treasuries Index

(Reflects No Deduction for
Fees, Expenses or Taxes)	3.96%	N/A	2.24%

*

When the return After Taxes on Distributions and Sale of Fund Shares is greater than the return After Taxes on Distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

After-tax performance is shown for the Fund’s Class A shares. After-tax performance for the Fund’s Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your advisor or broker.

107

FEES AND EXPENSES TABLE

	CLASS A	CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	None(1)	1.00%
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00%(2)	2.00%(2)
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.45%(3)	0.45%(3)
Distribution (12b-1) Fees	None	0.50%
Other Expenses
Service Fees	0.25%	0.25%
Other Expenses	7.95%	8.07%
Total Other Expenses	8.20%	8.32%
Total Annual Operating Expenses	8.65%	9.27%
Expense (Reduction)/Recoupment	(7.70)%	(7.82)%
Net Annual Operating Expenses	0.95%(4)	1.45%(4)

(1)	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% CDSC at the time of redemption.

(2)

To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or CDSCs, but are retained by the Fund for the benefit of all shareholders. See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(3)	The “Management Fees” information in the table includes fees for advisory and administrative services.

(4)

These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) do not exceed 0.95% and 1.45% for Class A and Class C shares, respectively. In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Fund’s total annual operating expenses: fund level expenses (e.g. management fees, custody fees, trustee fees), and class level expenses (e.g. distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs). Fund level expenses are limited to 0.53% for each class and class level expenses are limited to 0.42% and 0.92% for the Fund’s Class A and Class C shares, respectively. Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit. Old

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Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed pursuant to this arrangement in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the expense limits discussed above, and the reimbursement is made within three years after the fees were waived or expenses absorbed. Old Mutual Capital and the Fund’s former advisor have agreed not to seek reimbursement for fees waived or expenses absorbed by the former advisor.

Effective January 1, 2009, Old Mutual Capital contractually agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 3.00% and 3.75% for Class A and Class C shares, respectively, through December 31, 2016. Old Mutual Capital will consider further reductions to these limits on an annual basis. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund’s operating expenses remain the same for the time periods shown and include the lesser of the Total Annual Operating Expenses as presented in the Fees and Expenses Table or the effect of contractual fee waivers and expense reimbursements for the period of the contractual commitment. The example is hypothetical. Your actual costs may be higher or lower.

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$567	$1,173	$1,804	$3,496
Class C	$248	$935	$1,742	$3,848

You would pay the following if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$148	$935	$1,742	$3,848

PERFORMANCE EXAMPLE

The following tables summarize the annual and cumulative impact of the Fund’s fees and expenses on returns over a 10 year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 after sales charges, assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. Sales loads are reflected in performance returns.

The annual expense ratios are the lesser of that stated in the Fees and Expenses Table or the contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables also assume the reinvestment of all dividends and distributions.

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Class A Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.95%	(0.89)%	$9,911	$567
2	10.25%	3.00%	1.09%	$10,109	$300
3	15.76%	3.00%	3.11%	$10,311	$306
4	21.55%	3.00%	5.17%	$10,517	$312
5	27.63%	3.00%	7.28%	$10,728	$319
6	34.01%	3.00%	9.42%	$10,942	$325
7	40.71%	3.00%	11.61%	$11,161	$332
8	47.75%	3.00%	13.84%	$11,384	$338
9	55.13%	3.00%	16.12%	$11,612	$345
10	62.89%	3.00%	18.44%	$11,844	$352
Total Gain After Fees and Expenses				$1,844
Total Annual Fees & Expenses					$3,496

Class C Shares

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.45%	3.55%	$10,355	$148
2	10.25%	3.75%	4.84%	$10,484	$391
3	15.76%	3.75%	6.15%	$10,615	$396
4	21.55%	3.75%	7.48%	$10,748	$401
5	27.63%	3.75%	8.83%	$10,883	$406
6	34.01%	3.75%	10.19%	$11,019	$411
7	40.71%	3.75%	11.56%	$11,156	$416
8	47.75%	3.75%	12.96%	$11,296	$421
9	55.13%	3.75%	14.37%	$11,437	$426
10	62.89%	3.75%	15.80%	$11,580	$432
Total Gain After Fees and Expenses				$1,580
Total Annual Fees & Expenses					$3,848

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MORE ABOUT THE FUNDS

Investment Strategies and Risks

Each Fund seeks to achieve its investment objective through its principal investment strategies. The principal investment strategies and risks of each Fund have been described in the Fund Summaries section of the Prospectus. This section of the Prospectus discusses those and other investment strategies used by the Funds in greater detail and describes additional risks associated with an investment in the Funds. The Statement of Additional Information (“SAI”) contains more detailed information about the Funds’ investment policies and risks. The back cover of this Prospectus explains how you can get a copy of the SAI.

Analytic’s Investment Strategies – Old Mutual Analytic U.S. Long/Short Fund

Analytic selects equity securities for this Fund using a proprietary system that ranks stocks according to a mathematical model. Analytic’s system seeks to determine a security’s intrinsic value by evaluating variables, such as relative valuation, price momentum, company fundamentals, liquidity and risk. Analytic begins the stock selection process by ranking stocks according to their one-month expected return. Analytic then uses a process called “portfolio optimization” to select securities that it believes will:

•	Maximize expected return for the Fund;
•	Minimize expected volatility relative to its benchmark; and
•	Diversify the assets of the Fund among industries, sectors, and individual securities.

Analytic monitors the stocks held by the Fund on a real-time basis for developments such as news events or significant changes in fundamental factors. Using its system, Analytic strives to assemble a portfolio of securities that is style and sector neutral to achieve a level of diversification and risk similar to the S&P 500 Index. “Style neutral” means a fund is similar to its investment universe in terms of exposure to quantifiable characteristics such as average market capitalization. A fund is “sector neutral” when its exposure to specified economic sectors is similar to that of its investment universe.

Ashfield’s Investment Strategies – Old Mutual Large Cap Growth Concentrated, Large Cap Growth and Select Growth Funds

Ashfield believes that superior results and a high degree of consistency can best be achieved by concentrating investments in above average growth companies. Ashfield relies on a team-based approach to implement its investment strategy, which strives to identify the factors that drive secular growth trends – be they economic, political, social or demographic – and concentrate portfolios in sectors that will benefit from secular growth trends. The investment discipline therefore combines a top-down, macro-economic analysis to identify the sectors enjoying above average secular growth, along with a bottom-up, fundamental approach to individual stock selection. This approach allows for investments to be made in businesses that are established and have enjoyed above average growth. Ashfield utilizes a three-step investment process to implement its investment strategy:

•

Quantitative. Ashfield employs a quantitative process whereby the universe of potential stock picks is screened and ranked to create a group of eligible stocks. During the screening process, Ashfield considers the size and liquidity, growth characteristics and valuation of potential stock picks. Ashfield then ranks the refined universe of stock picks based on earnings.

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•

Qualitative. Ashfield next employs a qualitative process and conducts rigorous fundamental research on the group of ranked stocks to further narrow the group of eligible stocks. Throughout this process, Ashfield identifies sectors of the economy that may exhibit above average long-term growth.

•	Construct Portfolio and Manage Risk. Ashfield constructs portfolios to ensure diversification and to manage risk, which is an essential component of the firm’s portfolio construction process.

Barrow Hanley’s Investment Strategies – Old Mutual Barrow Hanley Value Fund

Barrow Hanley uses traditional methods of stock selection – research and analysis – to identify undervalued securities and searches for companies that have price to earnings and price to book ratios below the market and that have above average dividend yields. Barrow Hanley’s investment management approach may be described as contrarian in nature because it generally focuses on companies which are out of favor with other investors due to internal or external challenges judged to be short-term in nature. Barrow Hanley’s process seeks to identify the reasons for a temporary undervaluation of a company’s shares and believes that value can be added through individual stock selection.

Barrow Hanley utilizes risk management tools to help ensure that the Fund is not over-exposed to particular market segments. Barrow Hanley is a “bottom-up” value manager meaning it analyzes the fundamentals of companies one at a time rather than focusing on broader market themes. Sector and industry weightings are a residual of its investment process. Barrow Hanley expects to fully invest the assets of the Fund. Consequently, cash reserves are normally expected to be less than 5% of the Fund’s total assets.

Columbus Circle’s Investment Strategies – Old Mutual Columbus Circle Technology and Communications Fund

Columbus Circle’s investment process is based on a growth-oriented process that uses fundamental research to evaluate growth and company quality. Columbus Circle’s process is based on the premise that companies doing better than expected will have rising securities prices while companies producing less than expected results will not. Columbus Circle refers to its discipline as positive momentum and positive surprise.

Columbus Circle focuses its research on finding positive momentum and positive surprise and strives to invest in companies that exceed investor expectations. Through careful analysis of company fundamentals in the context of the prevailing economic environment, Columbus Circle selects companies that meet its criteria. Columbus Circle believes that when a company demonstrates positive momentum and positive surprise in its business progress, its share price has historically continued on an upward trend. As the company benefits from the strengths of a new product cycle, a niche technology or service, or a dominant secular trend, the stock has historically outperformed the market. Columbus Circle closely monitors a company’s progress versus expectations in evaluating whether to purchase a stock.

Copper Rock’s Investment Strategies – Old Mutual Strategic Small Company and Emerging Growth Funds

Copper Rock generates its initial investment ideas from a number of sources, including proprietary methods and screens, and bottom-up themes. In selecting companies, Copper Rock favors entrepreneurial companies that appear to be reasonably valued. Copper Rock’s investment process seeks to add value through bottom-up stock selection and in-depth fundamental research to identify potential investments,

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examining such features as a company’s financial condition, business prospects, competitive position, and business strategy. Copper Rock looks for companies with strong management, superior earnings growth prospects, and attractive relative valuations. Sector weights result from Copper Rock’s bottom-up stock selection process.

Dwight’s Investment Strategies – Old Mutual Intermediate Fixed Income and Short Term Fixed Income Funds

Dwight uses its own fundamental investment and credit research in selecting fixed income securities for a Fund’s portfolio. Dwight selects securities through an active strategy focused primarily on relative yield, sector and asset class allocation, and duration management. Dwight looks for relative value in certain parts of the yield curve and seeks to enhance yield through selective allocation among various asset classes. Dwight also evaluates the potential performance of various market sectors and allocates investments among those sectors it believes will perform best. Dwight also reviews individual securities to identify issuers and issues that it believes will add value to the portfolio. Based on its interest rate outlook, Dwight may engage in duration management within a Fund’s overall limits.

Eagle’s Investment Strategies – Old Mutual Strategic Small Company and Small Cap Funds

Eagle searches for smaller, less visible companies with unique business concepts or niche products that are reasonably priced and positioned for growth. Eagle’s small-cap core investment strategy employs in-depth, rigorous research, intensive analysis and thorough, bottom-up stock selection to identify consistently growing companies that are reasonably priced.

The driving force behind each of Eagle’s investment decisions is to look beyond price-to-earnings multiples and stated growth rates to buy companies that have sustainable competitive advantages. Eagle seeks to gain a thorough understanding of a company’s management, business plan, financials, real rate of growth and competitive threats and advantages.

Eagle focuses on companies that are low-cost producers; those with high barriers to entry, those with strong management teams; those with recurring revenue streams; and those with conservative accounting. Other criteria include a catalyst for accelerated growth; earnings-per-share growth greater than 15%; reasonable price-to-earnings ratio relative to growth rate; high or expanding return on equity and high or expanding operating margins relative to peer group.

Heitman’s Investment Strategies – Old Mutual Heitman REIT Fund

Heitman pursues a growth at a reasonable price investment philosophy and seeks companies with strong growth in earnings and dividends, reasonable valuation metrics, and low risk to earnings and dividends. Most companies in the investable universe specialize in a particular property type such as office, retail, or apartments and some of these companies focus on a particular geographic region.

For each company in the investable universe, Heitman assesses real estate markets, property portfolio, balance sheet structure, growth strategies, and management quality to develop inputs for our security valuation models. Heitman uses a proprietary security valuation model to identify relative mispricings in the public market. Heitman also uses an intrinsic value model to assess the value of real estate owned. Heitman selects securities which are expected to deliver strong total returns and generally expects to hold between 30 and 50 securities.

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Liberty Ridge’s Investment Strategies – Old Mutual Strategic Small Company, Focused, Large Cap, Mid-Cap and Small Cap Funds

Liberty Ridge’s core investment process is driven by fundamental research and a multi-factor model that screens companies with attractive valuations relative to the sector and the market, near-term business dynamics, and long-term earnings growth. These securities are generally trading at modest relative valuations given certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Liberty Ridge attempts to focus on stocks of companies that are industry leaders where management teams have an incentive to grow bottom line earnings rather than focus primarily on revenues or return on equity. Liberty Ridge believes appropriately priced companies that are leaders in their industries with limited competition and high barriers to entry possess the characteristics that have the highest probability of outperforming the market over full market cycles in the blend space.

Munder’s Investment Strategies – Old Mutual Growth Fund

Munder’s investment style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price). This blended process seeks to perform better than either a pure growth or pure value approach over a complete market cycle.

Munder portfolio managers generally choose the Fund’s investments by reviewing the earnings growth of all publicly traded mid-cap companies over the past three years and selecting companies from within that universe. Investment decisions are primarily based on:

•	Above-average, consistent earnings growth;
•	Financial stability;
•	Relative valuation;
•	Strength of industry position and management team; and
•	Price changes compared to the S&P MidCap 400 Index.

Sector weights are also targeted to be similar to those of the S&P MidCap 400 Index in an effort to highlight stock selection and manage sector risk.

TS&W’s Investment Strategies – Old Mutual TS&W Small Cap Value Fund

TS&W’s small-cap value process uses a combination of quantitative and qualitative methods and is based on a four-factor valuation model. Parts one and two of the model attempt to assess a company’s discount to private market value relative to other small-cap stocks. The third factor considers the relative earnings prospects of the company. The fourth factor involves looking at the company’s recent price action. TS&W generally limits its investment universe to those companies with a minimum of three years of sound operating history.

TS&W’s analysts also explore numerous factors that might affect the outlook for a company. They evaluate publicly available information including sell-side research, company filings, and trade periodicals. The analysts speak with company management to hear their perspectives and outlook on the pertinent business issues. They apply a consistent and disciplined review in a team environment that encourages critical thinking and analysis for each company considered for investment.

Established positions in the portfolio are ranked daily for expected return and are reviewed periodically in the same manner to re-examine their fundamental and valuation characteristics, with the research meeting again serving as a forum for the discussion of each existing stock’s place in the portfolio.

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Turner’s Investment Strategies – Old Mutual Growth, Large Cap Growth Concentrated, Large Cap Growth and Select Growth Funds

Turner’s investment strategy focuses on stock selection and a bottom-up strategy that blends quantitative, fundamental, and technical analysis. Ideal candidates for investment are growth companies believed to have favorable earnings prospects, reasonable valuations, favorable trading volume, and price patterns. Each security is subjected to three separate evaluation criteria: fundamental analysis (approximately 80%), quantitative screening (approximately 10%) and technical analysis (approximately 10%).

Turner’s investment philosophy and process lead it to create equity portfolios that are generally fully invested at all times and, in large part, maintain sector weightings that are neutral relative to a targeted benchmark. Turner believes it is difficult, if not impossible, to accurately anticipate the market’s moves to favor one sector above another, and that the practice of overweighting or underweighting sectors leads to erratic investment performance. By remaining fully invested with a full market weighting in every sector, Turner helps ensure that its portfolios are positioned to benefit from rapid changes in market sentiment. In addition, by purchasing only those securities Turner believes are the best stocks within each sector, it seeks to minimize the impact of poorly performing sectors on the overall portfolio. These disciplines help reduce risks associated with sector rotation and market timing, and allow the investment team to focus efforts primarily on stock selection.

The heart of Turner’s stock selection process is fundamental analysis. Turner invests in companies whose fundamentals support:

•	A rate of growth that exceeds their industry peers;
•	Earnings that meet or exceed market consensus estimates; and
•	Earnings estimates that are being revised upwards.

Fundamental analysis helps determine if the companies Turner follows will exceed, meet, or fall short of consensus earnings expectations. The research analysts meet with company management, talk to industry experts and competitors, and attend trade shows/conferences in an effort to anticipate changes in the outlook for corporate earnings.

While the primary focus is on fundamental analysis, Turner also uses a proprietary computer model to assess a universe of approximately 5,000 companies of varying capitalizations based on multiple earnings growth and valuation factors. Turner’s analysts screen securities within sector and market capitalization groups, using factors appropriate for each specific group. Technical analysis is also used to evaluate trends in trading volume and price patterns for individual stocks. This helps the investment team to identify attractive entry and exit points. For example, money flow (accumulation or distribution) may act as a leading or confirming indicator. Relative strength can provide an early alert and cause analysts to revisit fundamentals.

Wellington Management’s Investment Strategies – Old Mutual Cash Reserves Fund

Wellington Management uses macro-economic and fundamental company analysis to seek securities with an acceptable maturity that are marketable and liquid, offer competitive yields and are issued by issuers that are on a sound financial footing. Wellington Management also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole.

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More About Investment Strategies and Risks

Foreign Securities. While the Funds generally emphasize investments in securities traded in the U.S., a Fund may invest in foreign-traded securities. The Analytic U.S. Long/Short Fund may invest up to 20% of its assets in foreign securities. The other Funds may invest up to 15% of assets in foreign securities. Foreign securities refer to securities of issuers, wherever organized, that have their principal business activities outside of the United States and are not traded in the United States. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

ADRs. The Funds may invest in American Depositary Receipts and American Depositary Shares (collectively, ADRs). ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are typically denominated in U.S. dollars and trade in the U.S. securities markets. ADRs are subject to many of the same risks as direct investments in foreign securities, including the risk that material information about the issuer may not be disclosed in the United States and the risk that currency fluctuations may adversely affect the value of the ADR. ADRs are not considered foreign securities for purposes of the limitations stated above under Foreign Securities.

Covered Calls. The Columbus Circle Technology and Communications Fund may write covered call options on equities comprising up to 20% of the Fund’s net assets. Investments in covered calls involve certain risks. These risks include:

•

Limited Gains. By selling a covered call option, the Fund may forego the opportunity to benefit from an increase in price of the underlying stock above the exercise price, but continues to bear the risk of a decline in the value of the underlying stock. While the Fund receives a premium for writing the call option, the price the Fund realizes from the sale of stock upon exercise of the option could be substantially below its prevailing market price.

•

Lack of Liquidity for the Option. A liquid market may not exist for the option. If the Fund is not able to close out the options transaction, the Fund will not be able to sell the underlying security until the option expires or is exercised.

•

Lack of Liquidity for the Security. The Fund’s investment strategy may also result in a lack of liquidity of the purchase and sale of portfolio securities. Because the Fund will generally hold the stocks underlying the call option, the Fund may be less likely to sell the stocks in its portfolio to take advantage of new investment opportunities.

Premiums generated from the sale of call options typically will result in short-term capital gains to the Fund for federal and state income tax purposes. Transactions involving the disposition of the Fund’s underlying securities (whether pursuant to the exercise of a call option or otherwise) will give rise to capital gains or losses. Due to the tax treatment of securities on which call options have been written, the majority, if not all, of the gains from the sale of the underlying security will be short-term capital gains. Short-term capital gains are usually taxable as ordinary income when distributed to shareholders. Because the Fund does not have control over the exercise of the call options it writes, shareholder redemptions or corporate events involving its equity securities investments (such as mergers, acquisitions or reorganizations), may force it to realize capital gains or losses at inopportune times.

Fixed-Income Securities. While the Equity Funds generally emphasize investments in equity securities such as common and preferred stocks, they also may invest in investment grade fixed-income securities.

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Fixed-income securities in which the Funds might invest include bonds, debentures, and other corporate or government obligations. The price of a fixed income security may fall as a result of adverse events involving the issuer of the security, changes in the interest rates or other adverse economic or political events. Fixed income securities may not deliver their expected yield as a result of the factors listed above.

Illiquid Securities. Each Fund (other than the Old Mutual Cash Reserves Fund) may invest up to 15% of its net assets in securities that are “illiquid.” The Old Mutual Cash Reserves Fund may invest up to 10% of its net assets in securities that are illiquid. A security is illiquid if it cannot be sold within seven days in the ordinary course of business for approximately the amount at which it is valued. For example, some securities are not registered under U.S. securities laws and cannot be sold to the public because of Securities and Exchange Commission (“SEC”) regulations (these are known as “restricted securities”). Under procedures adopted by the Board, certain restricted securities may be deemed liquid and will not be counted toward the 10% and 15% limits.

Investments in illiquid securities, which may include restricted securities, involve certain risks to the extent that a Fund may be unable to sell an illiquid security or sell at a reasonable price. In addition, in order to sell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the shares with the SEC.

Securities of Other Investment Companies. The Funds may acquire securities of other investment companies, including exchange-traded funds, subject to the limitations of the Investment Company Act of 1940, as amended (“1940 Act”). A Fund’s purchase of securities of other investment companies may result in the payment of additional management and distribution fees.

Derivatives. A Fund may use derivatives to hedge risks inherent in the portfolio, to enhance the potential return of a portfolio, to diversify a portfolio, as a substitute for taking a position in an underlying asset, to reduce transaction costs associated with managing a portfolio, or to implement a Fund’s investment strategy through investments that may be more tax-efficient than a direct equity investment. Derivatives the Funds may use include futures contracts, purchasing and/or writing (selling) put and call options on securities, securities indexes, futures contracts, and foreign currencies. The Funds have limits on the use of derivatives and are not required to use them in seeking their investment objective. A small investment in derivatives could have a potentially large impact on a Fund’s performance; certain gains or losses could be amplified, increasing share price movements. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying assets, including the risk that changes in the value of a derivative held by a Fund may not correlate with the Fund’s other investments.

Temporary Defensive Investments. In times of unstable or adverse market or economic conditions, up to 100% of a Fund’s assets may be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. A Fund could also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. A Fund may invest in temporary defensive investments for undetermined periods of time, depending on market or economic conditions. To the extent a Fund invests defensively in these securities, it might not achieve its investment objective.

Fund Turnover. The Funds do not have any limitations regarding portfolio turnover and may have portfolio turnover rates in excess of 100%. A portfolio turnover rate of 100% is equivalent to a Fund buying and selling all of the securities in its portfolio once during the course of a year. The portfolio turnover rates of the Funds may be higher than other mutual funds with the same investment objectives. Higher portfolio turnover rates increase the brokerage costs a Fund pays and may adversely affect its

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performance. In addition, the sale of Fund securities may generate capital gains, which, when distributed, may be taxable to you.

Non-Fundamental Investment Policy

Each of the Old Mutual Columbus Circle Technology and Communications Fund, Old Mutual Emerging Growth Fund, Old Mutual Focused Fund, Old Mutual Large Cap Fund, Old Mutual Large Cap Growth Fund, Old Mutual Large Cap Growth Concentrated Fund, Old Mutual Mid-Cap Fund, Old Mutual Select Growth Fund, Old Mutual Small Cap Fund, and Old Mutual Strategic Small Company Fund has a non-fundamental policy that states under normal conditions, it will invest at least 80% of total assets plus the amount of any borrowings for investment purposes in the type of investments suggested by its name. Each Fund will provide notice to its respective shareholders at least 60 days prior to any change to this investment policy.

Sub-Advisor Allocations

For Funds that employ multiple Sub-Advisors, Old Mutual Capital will allocate the assets of the Fund according to the Fund’s particular investment mandate. Currently, the investment mandate for each of the Old Mutual Growth Fund, Old Mutual Large Cap Growth Fund, Old Mutual Large Cap Growth Concentrated Fund, Old Mutual Select Growth Fund and Old Mutual Small Cap Fund provides that each Sub-Advisor will manage between 45% and 55% of the Fund’s assets. The investment mandate for the Old Mutual Strategic Small Company Fund provides that the Sub-Advisor managing the “growth” sleeve will manage between 45% and 55% of the Fund’s assets and the two Sub-Advisors managing the “core” sleeve will each manage between 20% and 30% of the Fund’s assets. Old Mutual Capital monitors the allocation of assets among the Sub-Advisors and will re-allocate a Fund’s assets no less frequently than quarterly, if necessary, to keep the allocation within the target range. Reallocation of assets are accomplished by allocating purchase or redemption proceeds to a particular Sub-Advisor and, if necessary, reallocating cash or securities to a particular Sub-Advisor.

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures related to the disclosure of each Fund’s portfolio holdings is available at oldmutualfunds.com and in the SAI. The back cover of this Prospectus explains how you can get a copy of the SAI.

THE INVESTMENT ADVISOR & SUB-ADVISORS

The Investment Advisor

Old Mutual Capital, located at 4643 S. Ulster Street, Suite 600, Denver, Colorado 80237, is the investment Advisor for each Fund. Old Mutual Capital was organized in 2004 and is a subsidiary of Old Mutual (US) Holdings Inc. (“OMUSH”), which is an indirect wholly-owned subsidiary of Old Mutual plc, a London-exchange-listed international financial services firm. Old Mutual Capital managed approximately $4.4 billion in mutual fund assets as of March 31, 2007.

Old Mutual Capital was appointed investment advisor to the Funds effective January 1, 2006. As investment advisor, Old Mutual Capital oversees the investment decisions made by the Sub-Advisors for the Funds, including monitoring the performance, security holdings and portfolio trading of the Sub-Advisors. Old Mutual Capital also oversees the Sub-Advisors’ compliance with prospectus limitations and other relevant investment restrictions. In addition, Old Mutual Capital allocates assets among the Sub-Advisors for Funds managed by multiple Sub-Advisors, and provides certain administrative services for the Funds.

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From time to time, Old Mutual Capital may recommend the appointment of additional or replacement sub-advisors to the Board. The Trust and Old Mutual Capital have received exemptive relief from the SEC that permits the Trust to employ a “manager of managers” structure. Under this structure, Old Mutual Capital, with the approval of the Board may hire, terminate or replace unaffiliated sub-advisors without shareholder approval, including, without limitation, the replacement or reinstatement of any unaffiliated sub-advisors with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. Under the manager of managers structure, Old Mutual Capital has the ultimate responsibility to oversee the sub-advisors and recommend their hiring, termination and replacement. The following funds intend to rely on the exemptive order and operate in the manner described above: Old Mutual Cash Reserves Fund, Old Mutual Columbus Circle Technology and Communications Fund, Old Mutual Growth Fund, Old Mutual Large Cap Growth Concentrated Fund, Old Mutual Large Cap Growth Fund, Old Mutual Select Growth Fund, Old Mutual Small Cap Fund and Old Mutual Strategic Small Company Fund.

Shareholders will be notified of any changes in unaffiliated sub-advisors. Shareholders of a Fund have the right to terminate a subadvisory agreement with an unaffiliated sub-advisor for a Fund at any time by a vote of the majority of the outstanding voting securities of such Fund. The SEC exemptive order also permits the Funds to disclose to shareholders the aggregate fees paid to Old Mutual Capital and the sub-advisor(s) by each Fund.

The Sub-Advisors

Analytic, a California corporation located at 500 South Grand Avenue, 23rd Floor, Los Angeles, California 90071, is the Sub-Advisor for the Old Mutual Analytic U.S. Long/Short Fund. Analytic manages and supervises the investment of the Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Analytic is an affiliate of OMUSH, and was founded in 1970 as one of the first independent investment counsel firms specializing in the creation and continuous management of optioned equity and optioned debt portfolios for fiduciaries and other long-term investors. Analytic serves pension and profit-sharing plans, endowments, foundations, corporate investment portfolios, mutual savings banks and insurance companies. Analytic managed approximately $9.0 billion in assets as of March 31, 2007.

Ashfield, a Delaware limited liability company located at 750 Battery Drive, Suite 600, San Francisco, California 94111, is a Sub-Advisor for the Old Mutual Large Cap Growth, Old Mutual Large Cap Growth Concentrated and Old Mutual Select Growth Funds. Ashfield is an affiliate of Old Mutual Capital and is majority-owned by OMUSH, which is an indirect wholly-owned subsidiary of Old Mutual plc, a London-exchange listed international financial services firm. Ashfield was appointed Sub-Advisor to the Funds effective February 10, 2007, and manages and supervises the investment of certain of the Funds’ assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Ashfield also provides investment management services to high net worth private investors and institutional accounts, including corporate retirement plans, public funds, multi-employer pension plans, endowments and foundations. Ashfield managed approximately $3.5 billion in assets as of March 31, 2007.

Barrow Hanley, a Nevada corporation located at 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201, is the Sub-Advisor for the Old Mutual Barrow Hanley Value Fund. Barrow Hanley was appointed Sub-Advisor to the Fund effective January 1, 2006, and manages and supervises the investment of the Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Barrow Hanley is an affiliate of Old Mutual Capital and OMUSH. Barrow Hanley has provided value-oriented investment strategies to institutional investors and mutual funds since 1979. Barrow Hanley managed approximately $67 billion in assets as of March 31, 2007.

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Columbus Circle, a Delaware general partnership located at Metro Center, One Station Place, Stamford, Connecticut 06902, is the Sub-Advisor to the Old Mutual Columbus Circle Technology and Communications Fund. Columbus Circle was appointed Sub-Advisor to the Fund effective January 1, 2006, and manages and supervises the investment of the Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Columbus Circle provides portfolio management services to high net worth individuals and institutional accounts, including corporate pension and profit-sharing plans, charitable institutions, foundations, endowments, municipalities, public mutual funds, private investment funds, and a trust program. Columbus Circle held discretionary management authority with respect to approximately $12 billion in assets as of March 31, 2007.

Copper Rock, a Delaware limited liability company located at 200 Clarendon Street, 53rd Floor, Boston, Massachusetts 02116, is the Sub-Advisor to the Old Mutual Emerging Growth Fund and a Sub-Advisor to the Old Mutual Strategic Small Company Fund. Copper Rock was appointed Sub-Advisor to the Funds effective January 1, 2006. Copper Rock manages and supervises the investment of the Emerging Growth Fund’s assets and certain of the Strategic Small Company Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Copper Rock is an affiliate of Old Mutual Capital and OMUSH. Copper Rock also manages discretionary equity portfolios for institutional accounts. Copper Rock held discretionary management authority with respect to approximately $1.9 billion in assets as of March 31, 2007.

Dwight, a Delaware corporation located at 100 Bank Street, Burlington, Vermont 05401, is the Sub-Advisor to the Old Mutual Dwight Intermediate Fixed Income and Short Term Fixed Income Fund. Dwight has been a Sub-Advisor to the Funds since 2002. Dwight manages and supervises the investment of the Funds’ assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Dwight, a wholly-owned subsidiary of OMUSH and an affiliate of Old Mutual Capital, has provided investment management services to corporations, pension and profit sharing plans, 401(k) and thrift plans since 1983. Dwight managed approximately $61.8 billion in assets as of March 31, 2007.

Eagle, a Florida corporation located at 880 Carillon Parkway, St. Petersburg, Florida 33716, is a Sub-Advisor to the Old Mutual Strategic Small Company and Small Cap Funds. Eagle was appointed Sub-Advisor to the Funds effective January 1, 2006, and manages and supervises the investment of certain of the Funds’ assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Eagle provides investment advisory services to both retail clients and institutional clients, including corporate pension plans, public funds, foundations and other tax-exempt entities and registered investment companies. Eagle held discretionary management authority with respect to over $13.3 billion in assets as of March 31, 2007.

Heitman, a Delaware limited liability company located at 191 North Wacker Drive, Suite 2500, Chicago, Illinois 60606, is the Sub-Advisor to the Old Mutual Heitman REIT Fund. Heitman manages and supervises the investment of the Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Heitman is a wholly-owned subsidiary of Heitman, LLC, a Delaware limited liability company owned 50% by senior executives with the Heitman organization and 50% by Old Mutual (HFL), Inc., a wholly owned subsidiary of OMUSH. Heitman is an affiliate of Old Mutual Capital. Heitman has provided investment management services to its clients since 1987. Heitman is a registered investment advisor specializing in publicly traded U.S. real estate investment trust (REIT) securities. Heitman held discretionary management authority with respect to approximately $5.7 billion in assets as of March 31, 2007.

Munder, a Delaware general partnership located at 480 Pierce Street, Birmingham, Michigan 48009, is a Sub-Advisor to the Old Mutual Growth Fund. Munder was appointed Sub-Advisor to the Fund effective January 1, 2006, and manages and supervises the investment of certain of the Fund’s assets on a

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discretionary basis, subject to the supervision of Old Mutual Capital. Munder furnishes investment advisory services to clients on a discretionary basis and serves as sub-advisor to various domestic and non-domestic entities, as well as to separately managed accounts through arrangements with other industry professionals. Munder held discretionary management authority with respect to approximately $28.5 billion in assets as of March 31, 2007.

TS&W, a Delaware limited liability company located at 6806 Paragon Place, Suite 300, Richmond, Virginia 23230, is the Sub-Advisor to the Old Mutual TS&W Small Cap Value Fund. TS&W manages and supervises the investment of the Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital. TS&W is a majority-owned subsidiary of OMUSH, and an affiliate of Old Mutual Capital. Founded in 1969, TS&W serves institutional investors, middle market investors, and individuals in managing equity, fixed income, international and small-cap equity investments. TS&W held discretionary authority with respect to approximately $7.8 billion in assets as of March 31, 2007.

Turner, a Pennsylvania corporation located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312, is a Sub-Advisor to the Old Mutual Growth, Large Cap Growth Concentrated, Large Cap Growth and Select Growth Funds. Turner was appointed Sub-Advisor to the Funds effective January 1, 2006, and manages and supervises the investment of certain of the Funds’ assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Turner held discretionary management authority with respect to approximately $23.3 billon in assets as of March 31, 2007 for institutional and individual accounts.

Wellington Management, a Massachusetts limited liability partnership located at 75 State Street, Boston, Massachusetts 02109, is the Sub-Advisor to the Old Mutual Cash Reserves Fund. Wellington Management manages and supervises the investment of the Fund’s assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. Wellington Management held discretionary management authority with respect to approximately $573.4 billion in assets as of March 31, 2007.

Liberty Ridge, a Delaware corporation located at 1205 Westlakes Drive, Suite 230, Berwyn, Pennsylvania 19312, is the Sub-Advisor to the Old Mutual Focused, Large Cap and Mid-Cap Funds and is a Sub-Advisor to the Old Mutual Strategic Small Company and Small Cap Funds. Liberty Ridge was appointed Sub-Advisor to the Funds effective January 1, 2006. Prior to that date, Liberty Ridge was the Trust’s investment advisor. Liberty Ridge manages and supervises the investment of the Focused, Large Cap and Mid-Cap Funds’ assets and certain of the Strategic Small Company and Small Cap Funds’ assets on a discretionary basis, subject to the supervision of Old Mutual Capital. Liberty Ridge, a wholly-owned subsidiary of OMUSH, and an affiliate of Old Mutual Capital, was founded in 1982, and managed approximately $582 million in assets as of March 31, 2007.

Litigation

In June 2004, Liberty Ridge (formerly known as Pilgrim Baxter & Associates, Ltd. (“PBA”)), the former advisor to the Trust and the current sub-advisor to certain Funds, reached settlement agreements with respect to the market timing and selective disclosure actions filed by the SEC and New York Attorney General (“NYAG”). Under the NYAG settlement, if certain terms and undertakings in that settlement as described in the Trust’s SAI are not met, the NYAG settlement stipulates that Liberty Ridge shall promptly terminate the advisory services it provides to the Funds. In this event, the Trust’s Board would be required to seek a new sub-advisor for the Funds sub-advised by Liberty Ridge or consider other alternatives.

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As part of the In Re Mutual Funds Investment Litigation pending in the U.S. District Court for the District of Maryland (the “MDL Court”), PBHG Funds (now known as Old Mutual Advisor Funds II), Liberty Ridge, its affiliates, and/or certain related and unrelated parties have been named as defendants in a Class Action Suit (“Class Action Suit”) and a separate Derivative Suit (“Derivative Suit”) (together the “Civil Litigation”). The Civil Litigation consolidates and coordinates for pre-trial matters a number of individual class action suits and derivative suits based on similar claims, which previously had been filed against the PBHG Funds, Liberty Ridge and/or certain related parties in other jurisdictions, and had been transferred to the MDL Court. Information on the previously filed suits is contained in the Trust’s SAI. Consolidated complaints in the Class Action and Derivative Suits were filed in the Civil Litigation on September 29, 2004 (MDL 1586).

The Civil Litigation and the previously filed suits are primarily based upon allegations that the defendants engaged in, or facilitated market timing of the PBHG Funds, and also made selective disclosure of confidential portfolio information to certain defendants and other parties. The Civil Litigation alleges a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breaches of fiduciary duty; and (iii) false or misleading prospectus disclosure. The Civil Litigation requests compensatory and punitive damages. In addition, the Derivative Suit requests the removal of each of the Trustees, the removal of Liberty Ridge as investment advisor, the removal of PBHG Fund Distributors (now known as Old Mutual Investment Partners) as distributor, rescission of the management and other contracts between PBHG Funds and the defendants, and rescission of the PBHG Funds' 12b-1 Plan.

On August 30, 2005, the State of West Virginia Securities Division (the “WV Securities Division”) entered a cease and desist order (the “Order” and, together with the Civil Litigation, the “Litigation”) against PBA. The Trust was not named in the Order. In the Order, the WV Securities Division alleged that Liberty Ridge permitted short-term trading in excess of the Trust’s disclosed limitation of four exchanges per year and also provided confidential portfolio information to customers of a broker-dealer who used the information to market time the Trust. The WV Securities Division further alleges in the Order that the foregoing violated the West Virginia Securities Act (W. Va. Code §§ 32-1-101, et seq.) and is seeking that Liberty Ridge cease and desist from further violation of the West Virginia Securities Act; pay restitution; disgorge fees; pay administrative and investigatory costs and expenses, including counsel fees; pay an administrative assessment; and other relief. It is possible that similar actions based on the same facts and circumstances may be filed in the future by other state agencies. Such other actions will be described in the SAI.

At this stage of the Litigation it is too early to assess the likely outcome of the Litigation, or success of any defenses each of the defendants may have to the claims. Any potential resolution of the Litigation may include, but not be limited to, judgments or settlements for damages against Liberty Ridge or any other named defendant. While it is currently too early to predict the result of the Litigation, Old Mutual Capital does not believe that the outcome of the Litigation will materially affect its ability to carry out its duty as investment advisor to the Funds.

Management Fees

The table below shows the management fees the Funds paid during the fiscal year ended March 31, 2007 as a percentage of average daily net assets.

Management
Fund	Fees paid to Old Mutual Capital
for the fiscal year ended
March 31, 2007*

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Analytic U.S. Long/Short Fund	0.80%
Barrow Hanley Value Fund**	0.85%
Columbus Circle Technology and Communications Fund	0.95%
Emerging Growth Fund	0.95%
Focused Fund	0.75%
Growth Fund	0.825%
Heitman REIT Fund	0.90%
Large Cap Fund	0.75%
Large Cap Growth Fund	0.85%
Large Cap Growth Concentrated Fund	0.90%
Mid-Cap Fund	0.95%
Select Growth Fund	0.90%
Small Cap Fund	1.00%
Strategic Small Company Fund	0.95%
TS&W Small Cap Value Fund	1.10%
Cash Reserves Fund	0.40%
Dwight Intermediate Fixed Income Fund	0.45%
Dwight Short Term Fixed Income Fund	0.45%
*	Management fees paid to Old Mutual Capital include both advisory and administrative fees.
**

The base management fee for the Old Mutual Barrow Hanley Value Fund was reduced to 0.85% effective December 21, 2006 for assets between $0 and $1 billion. Once assets of the Old Mutual Barrow Hanley Value Fund reach $1 billon, the management fee charged will be reduced 0.05% from the base level. Further fee breakpoints are triggered when the Fund’s assets reach $1.5 billion and $2.0 billion for a possible total reduction of 0.15%.

Management fee breakpoints for all Funds other than the Old Mutual Barrow Hanley Value Fund are triggered once a Fund reaches $300 million in assets. For assets between $0 and $300 million, management fees for these Funds are charged at their base level. Once assets of any Equity Fund (other than the Old Mutual Barrow Hanley Value Fund) or Fixed Income Fund exceed $300 million, the management fee charged will be reduced by 0.05% and 0.025% from their base levels, respectively. Further fee breakpoints are triggered when a Fund’s assets reach $500 million, $750 million, $1 billion, $1.5 billion and $2 billion. In each case, base level management fees for Equity Funds (other than the Old Mutual Barrow Hanley Value Fund) are reduced by an additional 0.05% for a possible 0.30% total reduction, and base level management fees for Fixed Income Funds are reduced by an additional 0.025% for a possible 0.15% total reduction.

The Sub-Advisors are entitled to receive a fee from Old Mutual Capital equal to a percentage of the daily net assets of each Fund. The fee arrangement for each Sub-Advisor is described in the SAI.

A discussion regarding the basis for the Board’s approval of the investment advisory contract between the Trust and Old Mutual Capital and the sub-advisory contracts between the Trust, Old Mutual Capital and each Sub-Advisor is available in the Trust’s Annual Report to Shareholders, which is available on the Funds’ Website at oldmutualfunds.com. The back cover of this Prospectus explains how you can get a copy of the Annual Report.

The Portfolio Managers

Listed below are the portfolio managers that have responsibility for the day-to-day management of each Fund and a brief biographical description of each portfolio manager. The SAI provides additional

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information about the portfolio managers’ investments in the Fund or Funds that they manage, a description of their compensation structure and information regarding other accounts that they manage.

ANALYTIC U.S. LONG/SHORT FUND

Analytic

Harindra de Silva, Ph.D., CFA, (President and Portfolio Manager) is responsible for Analytic’s strategic direction and the ongoing development of its investment processes. Dr. de Silva focuses on the ongoing research and portfolio management efforts for the firm’s U.S. equity strategies and Tactical Asset Allocation strategies. Before joining Analytic in 1995 as a member of the U.S. equity team, he was a Principal at Analysis Group, Inc., where he was responsible for providing economic research services to institutional investors including investment managers, large pension funds and endowments. He received a Ph.D. in Finance from the University of California, Irvine. He holds a B.S. in Mechanical Engineering from the University of Manchester Institute of Science and Technology and an M.B.A. in Finance and an M.S. in Economic Forecasting from the University of Rochester. He has 21 years of industry experience.

Dennis Bein, CFA, (Chief Investment Officer and Portfolio Manager) is responsible for the ongoing research for Analytic’s U.S. equity strategies as well as the day-to-day portfolio management and trading of those accounts. Before joining Analytic in 1995 as a member of the U.S. equity team, Mr. Bein was a Senior Consultant for AG Risk Management, Analysis Group, Inc.’s investment consulting subsidiary. He received an M.B.A. from the Anderson Graduate School of Management at the University of California, Riverside. Mr. Bein completed his undergraduate studies in Business Administration at the University of California, Riverside. He has 17 years of industry experience.

Steven Sapra, CFA, (Portfolio Manager) is responsible for the ongoing research for Analytic’s U.S. equity strategies as well as day-to-day portfolio management and trading. Before joining Analytic in 1999 as a member of the U.S. equity team, Mr. Sapra was a Senior Consultant for BARRA, Inc. He received an M.A. in Economics from the University of Southern California and a B.S. in Economics from California State Polytechnic University, Pomona. He has 10 years of industry experience.

BARROW HANLEY VALUE FUND

Barrow Hanley

James P. Barrow founded Barrow Hanley in August 1979. During his 42-year investment career, Mr. Barrow has worked as a securities analyst and portfolio manager for several major institutions, including Citizens & Southern Bank of South Carolina, Atlantic Richfield and Reliance Insurance. Mr. Barrow holds a B.S. from the University of South Carolina.

COLUMBUS CIRCLE TECHNOLOGY AND COMMUNICATIONS FUND

Columbus Circle

Anthony Rizza, CFA, has been at Columbus Circle for the past 16 years and has managed Columbus Circle’s technology portfolio since 1994.

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DWIGHT INTERMEDIATE FIXED INCOME FUND

Dwight

David T. Kilborn and Robert P. Clancy share overall portfolio management responsibility for the Old Mutual Dwight Intermediate Fixed Income Fund. Messrs. Kilborn and Clancy are responsible for determining overall asset allocation for the Fund, including allocating the Fund’s assets to the firm’s sector specialists and managing the Fund’s allocation to their sector specialties. This approach is consistent with Dwight’s approach of organizing portfolio managers and credit analysts along sector and industry lines for all strategies. Each sector team is responsible for research, purchase and sale, and the attendant trading of individual securities.

David T. Kilborn, CFA, is a Managing Director and Co-Chief Investment Officer at Dwight. Mr. Kilborn joined Dwight as an investment manager in 1995 and has seventeen years of financial services experience. Prior to that time, he was a Fixed Income Securities Trader at Nations Banc Capital Markets, Charlotte, North Carolina. He received his B.S. from Trinity College.

Robert P. Clancy, FSA, is a Senior Vice President and Portfolio Manager at Dwight. Mr. Clancy has thirty-six years of investment experience. Prior to joining Dwight in 2001, he was a Vice-President at Standish, Ayer & Wood and Senior Vice Portfolio Manager at Dewey Square Investors. He received his B.S. from Brown University.

DWIGHT SHORT TERM FIXED INCOME FUND

Dwight

Derrick M. Wulf and David T. Kilborn share overall portfolio management responsibility for the Old Mutual Dwight Short Term Fixed Income Fund. Messrs. Wulf and Kilborn are responsible for determining overall asset allocation for the Fund, including allocating the Fund’s assets to the firm’s sector specialists and managing the Fund’s allocation to their sector specialties. This approach is consistent with Dwight’s approach of organizing portfolio managers and credit analysts along sector and industry lines for all strategies. Each sector team is responsible for research, purchase and sale, and the attendant trading of individual securities.

Derrick M. Wulf is a Senior Vice President and Portfolio Manger at Dwight. Mr. Wulf has nine years of financial services experience. Prior to joining Dwight in 1998, he was involved in institutional fixed income sales at First Union Capital.

David T. Kilborn, CFA (see description under Dwight Intermediate Fixed Income Fund)

EMERGING GROWTH FUND

Copper Rock

Tucker Walsh is a founding partner, chief executive officer and head of portfolio management at Copper Rock Capital Partners (since 2005). Prior to co-founding Copper Rock, Mr. Walsh was a managing director and head of the Small Cap Growth team at State Street Research (since 1997). Prior to his employment with State Street Research, Mr. Walsh was an equity analyst at Chilton Investment Company, SG Cowen Asset Management and Merrill Lynch. Mr. Walsh earned a B.A. in Economics from Washington and Lee University. He has over 14 years of investment industry experience.

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Michael Malouf, CFA, is a founding partner and portfolio manager at Copper Rock Capital Partners (since 2005). Prior to co-founding Copper Rock, Mr. Malouf founded Primena, a software company that creates software for money managers, and was involved in real estate investing (2002 to 2005). Mr. Malouf previously held the position of managing director and head of Small Cap Growth Investing at Neuberger Berman (1998 to 2002). Prior to his employment with Neuberger Berman, he held the position of small-cap portfolio manager at RCM Capital Management (1991 to 1998). Mr. Malouf holds a B.S. in Finance from Arizona State University and a CFA designation. He has over 15 years of investment industry experience.

FOCUSED FUND

Liberty Ridge

Jerome J. Heppelmann, CFA, joined Liberty Ridge in 1994 as a Vice President of Marketing/Client Service and since 1997 has been a member of Liberty Ridge’s investment team. Prior to joining Liberty Ridge, Mr. Heppelmann worked in the Investment Advisory Group for SEI Investments.

GROWTH FUND

Munder

A team of professionals employed by Munder makes investment decisions for the Fund. The team consists of Tony Y. Dong, Brian S. Matuszak and Andy Y. Mui. Mr. Dong makes final investment decisions for the Fund. The team members provide analytical support for Mr. Dong’s selections.

Tony Y. Dong, CFA, Managing Director, Mid-Cap Equities, has been a member of the Fund’s portfolio management team since Munder became a Sub-Advisor to the Fund in January 2006. Mr. Dong joined Munder’s mid-cap core growth team as a senior portfolio manager in January 2001, and assumed the lead manager role in March 2002. He is also a member of the portfolio management team for Munder’s mid-cap/small-cap blend discipline. He became part of the mid-cap/small-cap blend team in November 2003. Mr. Dong joined Munder in 1988 as a portfolio manager for Munder’s Growth at a Reasonable Price (GARP) investment discipline. He was promoted to Senior Portfolio Manager in 1994 and to Managing Director, Mid-Cap Equities, in 2006.

Brian S. Matuszak, CFA, Senior Equity Analyst, is a member of Munder’s mid-cap core growth team and has been a member of the Fund’s portfolio management team since Munder became a Sub-Advisor to the Fund in January 2006. He is also a member of Munder’s REIT and mid-cap/small-cap blend portfolio management teams. Mr. Matuszak joined the REIT and mid-cap core growth teams as an Equity Analyst in April 2002, and was promoted to Senior Equity Analyst in January 2005. He has been part of the mid-cap/small-cap blend team since 2005. Prior to April 2002, Mr. Matuszak had been an internal wholesaler at Munder, marketing the Munder Funds and Munder Funds wrap products. He joined Munder in May 2000.

Andy Y. Mui, CPA, Senior Equity Analyst, is a member of Munder’s mid-cap core growth team and has been a member of the Fund’s portfolio management team since Munder became a Sub-Advisor to the Fund in January 2006. He has also a member of Munder’s mid-cap/small-cap blend portfolio management team since joining Munder in June 2005. Prior to joining Munder, he had been an Equity Research Associate for Smith Barney Citigroup since 2004. He was also an Equity Research Associate with RBC Capital Markets from mid-2002 through 2003. From August 2000 through May 2002, Mr. Mui was pursuing his M.B.A. at the Tuck School of Business at Dartmouth. He also held the position of Equity Research Associate at Banc of America Securities LLC during the summer of 2001.

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Turner

Turner’s allocation of the Fund is managed by a team of investment professionals who collaborate to develop and implement the investment strategy. The lead manager on the team has authority over all aspects of the portfolio’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows in accordance with portfolio holdings.

The portfolio managers are Christopher K. McHugh (Lead Manager), Tara R. Hedlund, CFA, CPA and Jason D. Schrotberger, CFA.

Christopher K. McHugh, a Principal at Turner, has managed the portfolio since inception. Ms. Hedlund and Mr. Schrotberger joined the portfolio in 2006. Mr. McHugh began his investment career in 1986 where he served as a performance specialist at Provident Capital Management. Mr. McHugh joined Turner when it was founded in 1990.

Tara R. Hedlund, CFA, CPA, began her investment career in 1995 and joined Turner in 2000 after serving as an audit engagement senior at Arthur Anderson LLP.

Jason D. Schrotberger, CFA, began his investment career in 1994 at Safeguard Scientifics where he served as a venture capital analyst. He also served as an equity analyst at PNC Asset Management and for the Public School Employees’ Retirement System for the Commonwealth of Pennsylvania. Mr. Schrotberger joined Turner in 2001 from BlackRock Financial Management where he served as an investment analyst.

HEITMAN REIT FUND

Heitman

Timothy J. Pire and Larry S. Antonatos serve as portfolio managers for the Old Mutual Heitman REIT Fund and provided day-to-day management. Messrs. Pire and Antonatos equally share portfolio management responsibilities for the Fund.

Timothy J. Pire, CFA, is managing director of Heitman with responsibility for fund management, research and analysis of the publicly traded real estate securities and implementation of the investment strategy through fund management. Prior to joining the sub-advisor in 1994, Mr. Pire served as vice president and research analyst with PRA Securities Advisors, LP.

Larry S. Antonatos is executive vice president of Heitman with responsibility for Fund management, research and analysis of the publicly traded real estate securities and implementation of the investment strategy through fund management. Mr. Antonatos also oversees Heitman’s trading positions. Prior to joining Heitman in 1998, Mr. Antonatos served as associate director with Fitch Investors Service, LP, in New York City (1997 to 1998) and as a Fund manager with Equitable Real Estate Investment Management, Inc. in Chicago (1992 to 1997).

LARGE CAP FUND

Liberty Ridge

Jerome J. Heppelmann, CFA (see description under Focused Fund)

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LARGE CAP GROWTH AND LARGE CAP GROWTH CONCENTRATED FUNDS

Ashfield

A team of portfolio managers comprise Ashfield’s Senior Investment Committee, which takes a team approach to applying the firm’s large cap growth equity investment philosophy and process. The members of the Committee are J. Stephen Lauck, J. Stephen Thornborrow, Bradley J. Fretz, Peter A. Johnson, Anthony S. Hooker and Kelli K. Hill. All portfolio decisions are made collectively by consensus of the Committee.

J. Stephen Lauck, CFA, joined Ashfield in 1984 and has held the positions of Portfolio Manager, President and Chief Executive Officer since that time.

J. Stephen Thornborrow joined Ashfield in 1984 and has held the position of Portfolio Manager since that time.

Bradley J. Fretz joined Ashfield in 1989 and has held the position of Portfolio Manager since that time.

Peter A. Johnson joined Ashfield in 1994 and has held the position of Portfolio Manager since that time.

Anthony S. Hooker joined Ashfield in 1986 when Pacific Asset Management, a firm Mr. Hooker founded in 1979, merged with Ashfield. Since 1986, Mr. Hooker has held the position of Portfolio Manager.

Kelli K. Hill joined Ashfield in 2004 and since that time has held the position of Portfolio Manager. Prior to joining Ashfield, Ms. Hill held the position of Senior Vice President at Putnam Investments in Boston where she was an Institutional Portfolio Manager. From 1988 to 2001 Ms. Hill held the position of Managing Director and Portfolio Manager for Wells Fargo in San Francisco. Ms. Hill began her career at Christoph Securities in Lake Forest, Illinois. Ms. Hill earned her undergraduate degree from the University of Southern California.

Marc W. Lieberman, CFA, joined Ashfield in 2002 and since that time has held the position of Portfolio Manager. Prior to joining Ashfield, Mr. Lieberman was the Director of Sales at Homegain.com from 2000 to 2001.

Turner

Mark D. Turner joined Turner upon its founding in 1990. He holds the positions of President, Senior Portfolio Manager and Security Analyst and is a Principal at Turner. He covers the financial services sector for all of Turner’s stock funds. Prior to joining Turner, Mr. Turner worked as Vice President/Senior Portfolio Manager for First Maryland Asset Management from 1987 to 1989, Vice President/Portfolio Manager for Merrill Lynch Asset Management from 1985 to 1987 and Portfolio Manager/Analyst for Wachovia Investment Management from 1982 to 1987.

Robert E. Turner, CFA, joined Turner upon its founding in 1990. He holds the positions of Chairman and Chief Investment Officer and is a Principal at Turner. He manages the technology and telecommunications and producer durables sectors for all of Turner’s stock funds. Prior to joining Turner, Mr. Turner served as Senior Investment Manager for Meridian Investment Company from 1985 to 1990, Portfolio Manager with Integon Corporation from 1983 to 1985, Analyst at McMillon/Eubanks from 1981 to 1983, and Systems Consultant with Andersen Consulting from 1979 to 1981.

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Robb J. Parlanti, CFA, joined Turner in 1993. He holds the positions of Senior Portfolio Manager and Security Analyst and is a Principal at Turner. He covers the cyclical sector for all of Turner's stock funds. Prior to joining Turner, Mr. Parlanti worked as an Investment Officer for PNC Bank, N.A., from 1987 to 1993.

MID-CAP FUND

Liberty Ridge

Jerome J. Heppelmann, CFA (see description under Focused Fund)

SELECT GROWTH FUND

Ashfield

Kelli K. Hill and Marc W. Lieberman are two members of Ashfield’s Opportunistic All Cap Growth investment team, which takes a team approach to applying the firm’s investment philosophy and process. All portfolio decisions are made collectively by consensus.

Kelli K. Hill (see description under Large Cap Growth and Large Cap Growth Concentrated Funds)

Marc W. Lieberman, CFA (see description under Large Cap Growth and Large Cap Growth Concentrated Funds)

Turner

William C. McVail, Senior Portfolio Manager, Security Analyst and a Principal at Turner, covers stocks in the consumer sector. Mr. McVail is the lead manager of the Small Cap Growth and Small Cap GrowthPlus portfolios and a co-manager of the Concentrated Growth and Micro Cap Growth portfolios. He has worked at Turner since 1998 and has twenty years of investment experience. Prior to joining Turner, Mr. McVail was a portfolio manager at BlackRock Equity Advisors. He also served as an equity analyst at PNC Investment Management and Research.

Robert E. Turner, CFA (see description under Large Cap Growth and Large Cap Growth Concentrated Funds)

Christopher K. McHugh (see description under Growth Fund)

SMALL CAP FUND

Eagle

After investment research has been conducted on current and potential holdings, the portfolio managers, Todd McCallister and Stacey Serafini Thomas are responsible for determining whether to buy, sell, or hold securities. Both Mr. McCallister and Ms. Thomas have authority for buy and sell decisions within certain sectors. Specifically, Mr. McCallister has final responsibility in finance, business services (shared), media, telecom, health care and energy while Ms. Thomas has responsibility in technology, capital goods, retail and business services (shared). As managing director, Mr. McCallister retains decision-making authority for any decisions in question.

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Todd McCallister, Ph.D., CFA, joined Eagle in 1997 and currently holds the positions of Managing Director and Portfolio Manager. Mr. McCallister has 19 years of investment experience as a portfolio manager and analyst. Prior to joining Eagle, Mr. McCallister served as a Portfolio Manager at Investment Advisors, Inc. Mr. McCallister also served as a Portfolio Manager at ANB Investment Management for 5 years. Mr. McCallister holds a B.A., with highest honors, from the University of North Carolina (1982), and a Ph.D. in economics from the University of Virginia (1987). He earned his CFA designation in 1996.

Stacey Serafini Thomas, CFA, joined Eagle in 1999. Ms. Thomas has more than eight years of investment experience as portfolio co-manager and analyst. Prior to joining Eagle, Ms. Thomas served as a Corporate Finance Analyst for Raymond James & Associates, Inc. Ms. Thomas holds a B.A. in government, cum laude, from Harvard University (1997). She earned her CFA designation in 2002.

Liberty Ridge

James B. Bell, III, CFA, joined Liberty Ridge in 2001 as a research analyst focusing on financials, utilities and gaming/leisure companies, and has been a portfolio manager since 2004. Prior to joining Liberty Ridge, Mr. Bell worked for six years as a commercial banker at Allfirst Bank.

STRATEGIC SMALL COMPANY FUND

Copper Rock

Tucker Walsh (see description under Emerging Growth Fund)

Michael Malouf (see description under Emerging Growth Fund)

Eagle

After investment research has been conducted on current and potential holdings, the portfolio managers, Todd McCallister and Stacey Serafini Thomas are responsible for determining whether to buy, sell, or hold securities. Both Mr. McCallister and Ms. Thomas have authority for buy and sell decisions within certain sectors. Specifically, Mr. McCallister has final responsibility in finance, business services (shared), media, telecom, health care and energy while Ms. Thomas has responsibility in technology, capital goods, retail and business services (shared). As managing director, Mr. McCallister retains decision-making authority for any decisions in question.

Todd McCallister (see description under Small Cap Fund)

Stacey Serafini Thomas (see description under Small Cap Fund)

Liberty Ridge

James B. Bell, III, CFA (see description under Small Cap Fund)

TS&W SMALL CAP VALUE FUND

TS&W

Frank H. Reichel, III, has over sixteen years of experience managing value and small-cap value portfolios. Mr. Reichel has worked as a portfolio manager for TS&W since August 2000 and was named Chief Investment Officer in January 2007. Prior to joining TS&W, Mr. Reichel worked for seven years as a portfolio manager at Stratton Management Company.

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ABOUT YOUR INVESTMENT

Your Share Price

The price you pay for a share of a Fund and the price you receive upon selling or redeeming a share of a Fund is called the net asset value (“NAV”). NAV per share class of a Fund is calculated by dividing the total net assets of each class of a Fund by the total number of the classes’ shares outstanding of that Fund. NAV is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open. NAV is not calculated, and you may not conduct Fund transactions, on days the NYSE is closed (generally weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day).

Your purchase, exchange, or redemption of a Fund’s shares will be priced at the next NAV calculated after your request is received in good order by the Fund’s transfer agent or other Fund agents. Shares begin to earn dividends on the first business day following the day of purchase. Shares earn dividends until the day of redemption. The NAV of your shares when redeemed may be more or less than the price you originally paid, depending primarily upon the Fund's investment performance. If a Fund invests in another investment company, that Fund’s NAV is based in part on the NAV of the other investment companies in which the Fund invests. The prospectuses for these other investment companies explain the circumstances under which they may use fair value pricing and its effects.

The Trust may enter into agreements with broker-dealers, financial institutions, retirement plan accounts, trading platforms, certain fee-based programs, or other service providers (“financial intermediaries”) that may include the Funds as an investment alternative in the programs they offer or administer. If you buy shares through a financial intermediary, generally your order must be received by the financial intermediary and transmitted to Old Mutual Investment Partners (the “Distributor”) or its designee by the close of regular trading on the NYSE in order for you to receive that day’s offering price. Otherwise, the order will receive the offering price that is determined on the next day the NYSE is open. The Trust and financial intermediaries reserve the right to reject customer orders that are incomplete or otherwise not in “good order.” Financial intermediaries may also accept certain customer orders conditioned on the understanding that the orders may later be rejected in the event they cannot be transmitted to the Distributor or its designee in a timely manner. The Trust will be deemed to have received a purchase or redemption order from authorized financial intermediaries (“authorized financial intermediaries”) when the financial intermediary, or its authorized designee, accepts the order. The customer order will be priced at the Fund’s NAV next computed after such order is unconditionally accepted by an authorized financial intermediary or its authorized designee.

Valuing Portfolio Securities

The Funds use pricing services to determine the market value of the securities in their portfolios. Except as discussed below, the Funds generally use the market price of securities as of the close of regular trading on the NYSE to value equity securities held in the Funds’ portfolios, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Fund at the NASDAQ Official Closing Price provided by NASDAQ each business day.

Short-term investments in the Funds are priced at amortized cost, which approximates market value. The market value of bonds is determined based on an evaluated price. If a Fund holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. Because foreign markets may be open at different times than the NYSE, the price of a Fund’s shares may change on days when its shares are not available for purchase or sale. If a market quotation is not readily available or is

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believed to be unreliable, the security is valued at fair value pursuant to procedures approved by the Board.

Fair Value Pricing

The Funds have fair value pricing procedures in place, and a Valuation Committee meets as necessary to value securities in appropriate circumstances that may include, but are not limited to, when a market price is believed to be unreliable, is unavailable, or if Fund assets have been affected by events occurring after the close of trading of a securities market, but before a Fund calculates its NAV. By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market, a Fund attempts to establish a price that it might reasonably expect to receive upon its current sale of that security. These methods are designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interest or other harm to shareholders. In addition, fair value pricing is a helpful tool in preventing short-term trading activity because it may make it more difficult for potentially disruptive shareholders to determine if pricing inefficiencies exist in a Fund’s securities. The valuation assigned to fair valued securities for purposes of calculating the Fund's NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs. Although intended to do so, the fair value procedures may not always better represent the price at which the Fund could sell the fair valued security and may not always result in a more accurate NAV.

INVESTING IN THE FUNDS

Policy Regarding Excessive or Short Term Trading

While the Old Mutual Funds provide shareholders with daily liquidity, they are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity, market-timing, or other abusive trading practices. Short-term trading, market-timing, or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, and may harm Fund performance. In particular, frequent trading of Fund shares may:

•	cause a Fund to keep more assets in cash or cash equivalents than it otherwise would, causing the Fund to miss out on investment opportunities;
•	force a Fund to sell some of its investments sooner than it otherwise would in order to honor redemptions;
•	increase brokerage commissions and other portfolio transaction expenses if securities are constantly being bought and sold by a Fund as assets move in or out; or
•	dilute the value of Fund shares held by long-term shareholders.

The Trust, Old Mutual Capital, and their agents, will not knowingly permit investors to excessively trade the Funds, although no guarantees can be made that all such trading will be identified and restricted. Purchase and sale orders may be received through financial intermediaries. The Trust, Old Mutual Capital, and their agents cannot always know or reasonably detect short-term trading through financial intermediaries, or through the use of omnibus accounts by financial intermediaries.

To minimize harm to the Funds and their shareholders, the Trust, Old Mutual Capital, and their agents reserve the right to reject any purchase order, including exchange purchases, for any reason without prior notice.

The Board has adopted, and Old Mutual Capital and its affiliates (collectively, for purposes of this section Policy Regarding Excessive or Short-Term Trading, “Old Mutual Capital”) and their agents have

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implemented the following tools designed to discourage excessive short-term trading in the Funds and Old Mutual Funds:

•	trade activity monitoring;
•	trading guidelines for certain Old Mutual Funds;
•	a redemption/exchange fee on short-term trades in certain Old Mutual Funds; and
•	selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage short-term trading, none of these tools alone nor all of them taken together eliminate the possibility that short-term trading activity in the Funds will occur. Moreover, each of these tools other than the redemption/exchange fee involves judgments that are inherently subjective. Old Mutual Capital and its agents seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests. For purposes of applying these tools, Old Mutual Capital and its agents may consider an investor’s trading history in the Old Mutual Funds, other funds, and accounts under common ownership, influence or control. Old Mutual Capital and the Funds may modify these procedures in response to changing regulatory requirements or to enhance the effectiveness of the procedures.

Trade Activity Monitoring

The Trust or its agent has entered into a shareholder information agreement with each of its Financial Intermediaries, as such term is defined by Rule 22c-2 under the Investment Company Act of 1940, as amended, pursuant to which such Financial Intermediaries are obligated to provide individual shareholder transaction information to the Trust or its agents for the purpose of monitoring individual shareholder trading activity. Old Mutual Capital and its agents monitor selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Old Mutual Capital or one of its agents determines that a shareholder has engaged in excessive short-term trading, it will (i) advise the shareholder or use its best efforts to work with the Financial Intermediary that holds the account to inform the shareholder that he or she must stop such activities, and (ii) use its best efforts to refuse to process purchases or exchanges in the shareholder’s account other than exchanges into an affiliated money market fund (if available). Determining whether a shareholder has engaged in excessive short-term trading involves judgments that are inherently subjective. In making such judgments, Old Mutual Capital and its agents seek to act in a manner that they believe is consistent with the best interests of Old Mutual Fund shareholders.

The ability of Old Mutual Capital and its agents to monitor trades that are placed by the underlying shareholders of omnibus accounts that are held by intermediaries other than Financial Intermediaries (“Second-Tier Intermediaries”) may be limited because Second-Tier Intermediaries may choose not to disclose individual shareholder transaction information, or may not disclose such information in a timely manner upon the Trust’s request. Old Mutual Capital and its agents rely on Financial Intermediaries and the willingness, ability and rights of Second-Tier Intermediaries to monitor trading activity in omnibus accounts and/or enforce the Funds’ excessive short-term trading policy. Old Mutual Capital and its agents will attempt to apply the excessive short-term trading policy uniformly to all accounts.

Trading Guidelines

If a shareholder exceeds four exchanges out of an Old Mutual Fund (other than the Old Mutual Cash Reserves Fund) per calendar year, or if the Trust, Old Mutual Capital, or one of their agents, determines that a shareholder’s short-term trading activity is excessive (regardless of whether or not such shareholder exceeds such guidelines), the Trust will not knowingly accept any additional purchase and exchange

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orders from such shareholder. The Trust, Old Mutual Capital, and their agents may accept exchanges that are detected under these guidelines if they believe that such transactions are not short-term trading activity, for legitimate trading purposes and consistent with the best interests of long-term shareholders. Using the proceeds from the redemption of shares of one Old Mutual Fund to purchase shares of one or more other Old Mutual Funds is considered a single exchange. The Trust may permit exceptions to the four exchange limit for wrap accounts that can demonstrate they are following a bona fide asset allocation program.

Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for purposes of this policy and may be rejected in whole or in part. Transactions accepted by a financial intermediary in violation of the short-term trading policy are not deemed accepted by the Fund and may be cancelled or revoked. Old Mutual Capital and its agents may also suspend or terminate a shareholder’s exchange privileges if a shareholder engages in a disruptive pattern of exchanges. The Trust and Old Mutual Capital also reserve the right to delay delivery of redemption proceeds for up to 7 days or to honor certain redemptions with securities rather than cash.

Redemption/Exchange Fee

All Funds (except the Old Mutual Cash Reserves Fund) impose a 2.00% redemption/exchange fee on total redemption proceeds before applicable deferred sales charges of any shareholder redeeming shares, including redemption by exchange, of the Funds within 10 calendar days of their purchase. The Funds will impose a redemption/exchange fee to the extent that the number of Fund shares redeemed exceeds the number of Fund shares that have been held for more than 10 calendar days. In determining how long shares of the Fund have been held, Old Mutual Capital assumes that shares held by the investor for the longest period of time will be sold first. The Fund will retain the redemption/exchange fee for the benefit of the remaining shareholders. The redemption/exchange fee is not applicable to shares of the Old Mutual Cash Reserves Fund.

The Funds charge the redemption/exchange fee to discourage market-timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements, to help minimize the impact the redemption or exchange may have on the performance of the Fund, to facilitate Fund management, and to offset certain transaction costs and other expenses the Fund incurs because of the redemption or exchange.

The Funds will not charge the 2.00% redemption/exchange fee on transactions involving the following:

•

total or partial redemptions of shares by omnibus accounts maintained by financial intermediaries such as broker-dealers and retirement plans and their service providers that do not have the systematic capability to process the fee;

•

total or partial redemptions of shares by omnibus accounts maintained by financial intermediaries such as broker-dealers and retirement plans and their service providers that have negotiated pre-existing legal covenants and agreements with the Funds to waive or not to impose the fee;

•	total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the Funds or a financial intermediary;
•	redemptions of shares from employer-sponsored retirement plans, such as 401(k) plans, which are made in connection with the withdrawal of an entire plan from a Fund;

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•	redemptions initiated to pay an asset-based fee charged to customers of certain fee-based or wrap programs; or
•	redemptions initiated by a Fund, as permitted in the prospectus.

The Funds’ goal is to apply the redemption/exchange fee to all shares of each Fund (except the Old Mutual Cash Reserves Fund) regardless of the type of account through which the shares are held. That goal is not immediately achievable primarily because of systems limitations of certain Financial Intermediaries and preexisting contrary legal covenants and agreements with Financial Intermediaries.

Certain financial intermediaries such as broker/dealers, banks, insurance companies and retirement plan administrators may impose frequent trading restrictions that differ from the Funds’ frequent trading restrictions, if such frequent trading restrictions are deemed by the Advisor or its agents to sufficiently protect Fund shareholders. Please contact your broker/dealer, bank, insurance company or retirement plan administrator to determine what frequent trading restrictions may apply to your account.

Choosing a Share Class

The Trust offers six classes of shares, two of which, Class A and Class C, are offered by this prospectus. The other four share classes, Class Z, Class R, Advisor Class and Institutional Class are offered by separate prospectus. Each class represents investments in the same portfolio of securities of a Fund and has the same rights and privileges of the other share classes of that Fund, except that: (i) each class is subject to different sales charges (loads); (ii) each class is subject to different distribution fees, which, if applicable, are paid pursuant to a Distribution Plan adopted under Rule 12b-1 of the 1940 Act; (iii) each class is subject to different service fees, which, if applicable, are paid pursuant to a Service Plan which may be adopted under Rule 12b-1 of the 1940 Act; (iv) exchanges are generally not permitted between the various share classes but only among the same class; and (v) each class may have exclusive voting rights with respect to matters affecting only that class. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. Below is a summary of certain features of the two share classes:

	CLASS A	CLASS C
Initial Sales Charge	up to 5.75%	None

CDSC	None (except on redemptions of certain large purchases held for less than one year)	1.00% on redemption within one year

Distribution and Service Fees	0.25%	1.00%

Dividends	Generally higher than Class C due to lower annual expenses	Generally lower than Class A due to higher annual expenses

Typical Shareholder	Generally more appropriate for long-term investors	Generally more appropriate for shorter-term investors

Sales Charges

Class A Shares

A sales charge may be imposed on the purchase of Class A shares of a Fund (initial sales charge). Class A shares are divided into two categories: Equity Funds and Fixed Income Funds. Each category has a

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different schedule of initial sales charges. You may be eligible to pay a reduced initial sales charge or none at all, as described below. The term Public Offering Price used below includes a Fund’s NAV plus any applicable initial sales charge.

Equity Funds. Class A shares of the following Funds (the “Equity Funds”) are currently sold with an initial sales charge ranging from 5.75% to 2.00% of the offering price on purchases of up to $1 million: Old Mutual Analytic U.S. Long/Short, Old Mutual Barrow Hanley Value, Old Mutual Columbus Circle Technology and Communications, Old Mutual Emerging Growth, Old Mutual Focused, Old Mutual Growth, Old Mutual Heitman REIT, Old Mutual Large Cap, Old Mutual Large Cap Growth, Old Mutual Large Cap Growth Concentrated, Old Mutual Mid-Cap, Old Mutual Select Growth, Old Mutual Small Cap, Old Mutual Strategic Small Company and Old Mutual TS&W Small Cap Value Funds.

	Investor’s Initial Sales Charge

Amount of Investment in a	As a Percentage of the Public	As a Percentage of the Net Amount
Single Transaction	Offering Price	Invested

Less than $100,000	5.75%	6.10%
$100,000 but less than $250,000	4.50%	4.71%
$250,000 but less than $500,000	3.25%	3.36%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	0%	0%

Fixed Income Funds. Class A shares of the Old Mutual Dwight Intermediate Fixed Income and Old Mutual Dwight Short Term Fixed Income Funds are currently sold with an initial sales charge ranging from 4.75% to 2.00% of the offering price on purchases of up to $1 million.

	Investor's Initial Sales Charge

Amount of Investment in a	As a Percentage of the Public	As a Percentage of the Net Amount
Single Transaction	Offering Price	Invested

Less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	0%	0%

Certain investors may be eligible to purchase Class A shares at NAV and not pay an initial sales charge. Other investors may be eligible for a reduced initial sales charge on purchases of Class A shares. Below are the various ways that investors may qualify for a reduction or elimination of initial sales charges on purchases of Class A shares. The SAI contains more detail on how to qualify for certain of these reductions or eliminations of initial sales charges.

Class A Purchases Not Subject to Initial Sales Charges

You will not pay initial sales charges:

•	On purchases of $1 million or more Class A shares of a Fund. However, redemptions of Class A shares of a Fund purchased at NAV may result in your paying a CDSC if such shares are

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redeemed within one year of purchase. See “Class A Purchases Subject to Contingent Deferred Sales Charges” below.

•

On additional purchases of one or more Funds that result in account balances of Class A shares of Old Mutual Funds (excluding the Old Mutual Cash Reserves Fund) totaling $1 million or more. However, redemptions of Class A shares of a Fund purchased at NAV may result in your paying a CDSC if such shares are redeemed within one year of purchase. See “Class A Purchases Subject to Contingent Deferred Sales Charges” below.

•	On shares purchased by reinvesting dividends and distributions.
•	On purchases of the Old Mutual Cash Reserves Fund.
•	When exchanging shares among Old Mutual Funds with the same or higher initial sales charges. See “General Policies - Exchanges Between Funds” below for more information on exchanges between funds.
•

When using the reinstatement privilege, which allows you to reinvest all or part of the proceeds from a previous redemption of Old Mutual Fund shares. See the SAI for more information on the reinstatement privilege.

•	When a merger, consolidation or acquisition of assets of a Fund occurs.
•	If you are the Advisor, an affiliated company of the Advisor, or a Sub-Advisor and you purchase your shares directly through the Distributor.
•	If you are an employee benefit plan established for employees of the Advisor, Sub-Advisor or their affiliates.
•	If you are a discretionary advised client of the Advisor or its affiliates.
•

If you are a registered representative or employee of selected dealers who have entered into agreements with the Distributor (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the Funds) or any member of the immediate family (including spouse and children) of any such person, provided that purchases at NAV are permitted by the policies of, and are made through, such person’s employer.

•	If you are a financial institution trust department investing an aggregate of up to $1 million in Class A shares of Old Mutual Funds (excluding the Old Mutual Cash Reserves Fund).
•

If you are a managed account (wrap) program for the benefit of clients of broker-dealers and financial institutions or financial planners adhering to certain standards established by the Trust that provides asset allocation or similar specialized investment services or investment company transaction services for their customers, that charges a minimum annual fee for such services, and that has entered into an agreement with the Distributor or a clearing agent that has an agreement with the Distributor with respect to its use of the Funds in connection with such services.

•

If you are a pension, profit-sharing or other employee benefit plan created pursuant to a plan qualified under Section 401 of the Internal Revenue Code (the “Code”) or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. See the SAI

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for applicable restrictions. Participants in such plans that establish one or more separate accounts with a Fund may include, for purposes of determining any applicable reductions of initial sales charges, only the participants’ individual investments in the plans.

•

If you are an individual or entity with substantial business relationship with the Trust, the Advisor or their affiliates, as determined by a Vice President or more senior officer of the Trust or the Advisor, and you purchase your shares directly through the Distributor.

Class A Purchases Eligible for Reductions of Initial Sales Charges

In addition to the above described reductions in initial sales charges for purchases over a certain dollar amount, you may also be eligible to participate in one or more of the programs described below to lower your initial sales charge. To be eligible to participate in these programs, you must inform your broker-dealer or financial advisor at the time you purchase shares that you would like to participate in one or more of the programs and provide information necessary to determine your eligibility to participate, including the account number(s) and names in which your accounts are registered at the time of purchase. In addition, OMAF II may request account statements if it is unable to verify your account information.

Rights of Accumulation. Purchases of new Class A shares may be combined with Class A shares of all Old Mutual Funds (except the Old Mutual Cash Reserves Fund) that you previously purchased for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the amount of your current purchase and the current value of all Class A shares of Old Mutual Funds (except the Old Mutual Cash Reserves Fund) that you own. See the SAI for more information on Rights of Accumulation.

Letters of Intent. Under a Letter of Intent (“LOI”), you commit to purchase a specified dollar amount of Class A shares of one or more Old Mutual Funds (except the Old Mutual Cash Reserves Fund) during a thirteen-month period. The amount you agree to purchase determines the amount of the initial sales charge you will pay. If you fail to purchase the full amount of your commitment in the LOI within the thirteen-month period, your account will be adjusted to the higher initial sales charge for the amount actually invested. See the SAI for more information on LOIs.

Concurrent Purchases. You may combine the amount invested in simultaneous purchases of Class A and Class C shares of two or more Old Mutual Funds (except the Old Mutual Cash Reserves Fund) to determine your Class A sales charge.

Purchasers Qualifying for Reductions of Initial Sales Charges

Only certain persons or groups are eligible for the reductions in initial sales charges described in the preceding section. These qualified purchasers include the following:

Individuals.

•	An individual, his or her spouse, or children residing in the same household.
•	Any trust established exclusively for the benefit of an individual.

Trustees and Fiduciaries.

•	A trustee or fiduciary purchasing for a single trust, estate or fiduciary account, and

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Other Groups.

•

Any organized group of persons, whether or not incorporated, purchasing Class A shares of one or more Old Mutual Funds, provided that (i) the organization has been in existence for at least six months; and (ii) the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders at the time of purchase and, if necessary, support their qualification for the reduced charge with appropriate documentation. Appropriate documentation includes, without limitation, account statements regarding Class A shares of Old Mutual Funds held in all accounts (e.g., retirement accounts) by the investor, and, if applicable, his or her spouse and children residing in the same household, including accounts at broker-dealers or other financial intermediaries different than the broker-dealer of record for the current purchase of Fund shares. The Distributor reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing, to the reduced initial sales charge. No person or entity may distribute shares of any Fund without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

Class A Purchases Subject to Contingent Deferred Sales Charges

A CDSC will apply to purchases of $1 million or more of Class A shares that are redeemed within 12 months of the date of purchase, other than to purchases of the Old Mutual Cash Reserves Fund. This charge will be of based on the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gain distributions) or the total original cost of such shares and will be charged at 1% of Class A shares purchased at NAV on all purchases of $1 million or more, other than to purchases of the Old Mutual Cash Reserves Fund. In determining whether a CDSC is payable, and the amount of any such charge, shares not subject to the CDSC are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 12 months of the date the shares were originally purchased.

Class A Purchases Not Subject to Contingent Deferred Sales Charges

The CDSC will be waived on redemptions of shares purchased by an investor in amounts of $1 million or more under the following circumstances:

•

where such investor’s dealer of record, due to the nature of the investor’s account, notifies the Distributor prior to the time of investment that the dealer waives the payments otherwise payable to the dealer;

•	on purchases made in connection with the reinvestment of dividends and distributions from a Fund;
•	on exchanges of shares of certain other Old Mutual Funds (see the SAI for more information on the exchange privilege);
•

on redemptions of Class A shares of the Old Mutual Cash Reserves Fund acquired through direct purchase; however, if you acquired Class A shares of the Old Mutual Cash Reserves Fund through an exchange of Class A shares of another Old Mutual Fund, you may be subject to a CDSC upon redemption;

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•

When using the reinstatement privilege, which allows you to reinvest all or part of the proceeds from a previous redemption of Old Mutual Fund shares (see the SAI for more information on the reinvestment privilege); or

•	on purchases made in connection with a merger, consolidation or acquisition of assets of a Fund.

Class C Shares

Class C shares are not subject to an initial sales charge but may be sold with a CDSC. Class C shares of each Fund are currently sold with a CDSC of 1% on shares redeemed within one year of purchase. Shares of the Funds redeemed after one year will not pay a CDSC.

The overall cost per share of investing in Class C shares in amounts greater than $1,000,000 is generally higher than the comparable cost of investing in similar dollar amounts of Class A shares. Accordingly, the Trust will refuse an investor’s order to purchase additional Class C shares when, to the knowledge of the Distributor, the value of all Class C shares of Old Mutual Funds in all of the investor’s related accounts exceeds $1,000,000. For purposes of this policy, “related accounts” refers to the accounts that may be aggregated for purposes of purchasing Class A shares with a reduced initial sales charge, as described in the “Purchasers Qualifying for Reductions of Initial Sales Charges” section of the Prospectus. In no event will the Trust honor an order to purchase more than $1,000,000 of Class C shares of the Old Mutual Funds.

Class C Purchases Not Subject to Contingent Deferred Sales Charges

The CDSC on Class C shares may be waived:

•	on total or partial redemptions where the investor’s dealer of record notified the Distributor prior to the time of investment that the dealer would waive the upfront payment otherwise payable to him;
•	If you redeem shares acquired through reinvestment of dividends and distributions;
•	On increases in the NAV of your shares;
•

When using the reinstatement privilege, which allows you to reinvest all or part of the proceeds from a previous redemption of Old Mutual Fund shares (see the SAI for more information on the reinstatement privilege);

•	Upon the death of the shareholder or plan participant (if you present a death certificate for the applicable shareholder or plan participant);
•

Upon the post-purchase disability (as defined in Section 72(m)(7) of the Code) of the shareholder or plan participant (if such shareholder or plan participant provides a physician’s certification of such disability and such certification is acceptable in form and substance to the Trust). Pursuant to Section 72(m)(7) of the Code, an individual shall be considered to be disabled if she is unable to engage in any substantially gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration;

•	on required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70½;

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•

on redemptions through a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 10% of the value of the shareholder’s investment in Class C shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan; or

•	on the liquidation of a shareholders account by the Trust for failure to maintain the required minimum account balance.

There may be other situations when you may be able to purchase or redeem Class A or Class C shares at reduced or without sales charges. Consult the SAI for details.

Computing a Contingent Deferred Sales Charge

The CDSC on redemptions of Class A and Class C shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, the Trust will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

Buying Shares

You may purchase Class A and Class C shares of each Fund through select broker-dealers or other financial institutions that are authorized to sell you shares of the Funds. Such financial institutions may charge you a fee for this service in addition to each Fund’s public offering price. Purchases of shares of each Fund may be made on any day on which the NYSE is open for business. For your purchase order to be effective on the day you place your order with your broker-dealer or other financial institution, the broker-dealer or financial institution must receive your order before 4:00 p.m. Eastern Time and promptly transmit the order to the Funds. The broker-dealer or financial institution is responsible for promptly transmitting purchase orders to the Funds so that you may receive the same day’s NAV. The price per share you will pay to invest in a Fund is its NAV next calculated after the transfer agent or other authorized representative accepts your order, plus any applicable initial sales charge.

Concepts to Understand

TRADITIONAL IRA. An individual retirement account. Your contributions may or may not be deductible depending on your circumstances. Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

SPOUSAL IRA. An IRA funded by a working spouse in the name of a nonworking spouse.

ROTH IRA. An IRA with non-deductible contributions, and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.

SIMPLE IRA. An IRA or 401(k) plan sponsored by a small business employer under which each employee elects the portion of his or her compensation to be contributed to the IRA, and the employer is required to make additional contributions.

COVERDELL EDUCATION SAVINGS ACCOUNTS. A savings account with non-deductible contributions, and tax-free growth of assets and distributions, if used to pay certain educational expenses.

For more complete IRA information, consult your financial advisor or a tax advisor.

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Minimum Investments*

	Initial	Additional

Regular Accounts	$2,500	no minimum
Uniform Gifts/Transfer To Minor Accounts	$500	no minimum
Traditional IRAs	$2,000	no minimum
Roth IRAs	$2,000	no minimum
Coverdell Education Savings Accounts	$500	no minimum
Systematic Investment Plans I (“SIP I”) (1)	$500	$25
Systematic Investment Plans II (“SIP II”)(2)	No minimum	$50
*	The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part.
(1)	If a SIP I is established, the minimum initial investment for the Fund is $500 with a monthly systematic additional investment of $25 or more. A SIP I may be established on any type of account.
(2)	An investor may establish a SIP II with no minimum initial investment if the monthly systematic additional investment is at least $50. A SIP II may be established on any type of account.

Selling Shares

You may sell your shares of a Fund by contacting your broker-dealer or other financial institution at which you maintain an account. The broker-dealer or financial institution may charge you a fee for this service. Sale orders received by the transfer agent or other authorized representatives by 4:00 p.m. Eastern Time will be priced at the Fund’s next calculated NAV. The redemption price will be reduced by any applicable CDSC and redemption/exchange fee. The Fund generally sends payment for your shares the business day after your order is accepted. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to 7 days. Also, if the Fund has not yet collected payment for the shares you are selling, it may delay paying out the proceeds on your sale until payment has been collected, which may take up to 15 days from the date of purchase.

Limitations on selling shares by telephone

Proceeds Sent by	Minimum	Maximum
Check	no minimum	$50,000 per day
Wire*	no minimum	$50,000 per day
ACH	no minimum	$50,000 per day
*	Wire fee is $10 per Federal Reserve Wire.

Please note that the banking instructions to be used for wire and ACH redemptions must be established on your account in advance of placing your sell order.

Written Redemption Orders

Some circumstances require written sell orders along with signature guarantees. These include:

•	Redemptions by check, wire or ACH in excess of $50,000;
•	Requests to send proceeds to a different address or payee;

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•	Requests to send proceeds to an address that has been changed within the last 30 days; and
•	Requests to wire proceeds to a different bank account.

For joint accounts, each signature must be guaranteed. A signature guarantee may be obtained from a bank, broker dealer, credit union, securities exchange or association, clearing agency or savings association and must include the title of the signatory. A notary public does not provide a signature guarantee. A valid signature guarantee must appear in the following format:

“Signature(s) Guaranteed”

[Institution’s Name]

By: [Signature]

Title: [Title of Signatory]

Systematic Withdrawal Plan

A Systematic Withdrawal Plan permits you to have payments of $50 or more mailed or automatically transferred from your Fund accounts to your designated checking or savings account. Consult your broker, dealer, or financial institution regarding how to establish this feature. Please note that to utilize this feature, you must maintain an account balance of $5,000 or more.

General Policies

•

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT: The Trust is required by Federal law to obtain, verify, and record information that identifies each person who opens a new account. If you do not provide this information, we may not be able to open your account. Each Fund reserves the right to close your account or take such other action deemed appropriate if we are unable to verify your identity.

•	Each Fund may reject or suspend acceptance of purchase orders.
•	Each Fund reserves the right to make redemptions in securities rather than in cash if the redemption amount exceeds $250,000 or 1% of the aggregate NAV of the Fund in any 90-day period.
•

Payment for telephone purchases must be received by the Fund’s transfer agent within seven days or you may be liable for any losses the Fund incurs as a result of the cancellation of your purchase order.

•

When placing a purchase, sale, or exchange order through an authorized representative, it is the representative’s responsibility to promptly transmit your order to the Fund’s transfer agent so that you may receive that same day’s NAV.

•

SEI Trust Company, the custodian for IRAs and Coverdell Education Savings accounts, currently charges a $10 annual custodial fee to Traditional and Roth IRA accounts and a $7 annual custodial fee to Coverdell Education Savings Accounts. This fee will be automatically deducted from your account if not received by the announced due date, usually in mid-August.

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•

Because of the relatively high cost of maintaining smaller accounts, each Fund charges an annual fee of $12 if your account balance drops below $1,000. This fee does not apply to Uniform Gifts/Transfer to Minor Accounts, Coverdell Education Savings Accounts, Systematic Investment Plans or shareholders who consent to receive account statements and regulatory mailings electronically. The Funds will provide 60 days’ prior notice of the imposition of this fee. The Funds will not impose this fee if you purchase additional shares during the notice period to bring your account balance to at least $1,000.

•

For non-retirement accounts, if the value of your investment in the Fund falls below $500, we may redeem your shares and mail the proceeds to you. You will be provided 60 days’ prior notice of such redemption. Your shares will not be redeemed if you purchase additional shares during the notice period to bring your account balance to at least $500.

•	Asset allocation programs set up in networked accounts, which have been pre-approved by the Fund, will not be subject to the minimum account balances as described above.
•

The Funds produce account statements, annual and semi-annual financial reports and annual updates to the prospectus that will be mailed to you. You may elect to receive the account statements, financial reports and prospectus updates electronically by enrolling at oldmutualfunds.com. To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household holds shares of the Fund. Call your broker-dealer or financial advisor if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or financial advisor.

Exchanges Between Funds

You may exchange some or all shares of a particular class of a Fund for the same class of another Old Mutual Fund that offers such class of shares as long as the Fund is open to new investors.

Generally, you will not pay an initial sales charge when you exchange Class A shares of a Fund for another Old Mutual Fund. However, you may be required to pay an initial sales charge when exchanging Class A shares from an Old Mutual Fund with no initial sales charge or a lower initial sales charge than the Old Mutual Fund into which you are exchanging. If you exchange into an Old Mutual Fund whose shares are subject to a CDSC, we will calculate the holding period from the date you made your original purchase and not the date you exchanged your shares.

If a shareholder exceeds four exchanges out of any of the Old Mutual Funds (except the Old Mutual Cash Reserves Fund) per calendar year, or if the Funds, Old Mutual Capital, or one of their agents determines, in its sole discretion, that a shareholder’s short-term trading activity is excessive, the determining party may, in its discretion, reject any additional purchase and exchange orders. In addition, short-term exchanges may be subject to a redemption/exchange fee. See the section of this prospectus titled “Investing in the Funds - Policy Regarding Excessive or Short-Term Trading” for details of the limitations on exchanging between Old Mutual Funds and the redemption/exchange fee. The minimum investment requirements, as stated in the section of the Prospectus titled “Buying Shares – Minimum Investments”, also apply to exchanges.

Before making an exchange, you should obtain and review the prospectus of the Old Mutual Fund whose shares are being acquired. Shareholders should be aware that a financial intermediary may charge a fee for handling an exchange. Shareholders may realize a taxable gain or a loss on any exchange.

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To Open an Account

Through a Financial Intermediary:

Contact your broker, investment advisor, financial planner, retirement plan sponsor or other financial intermediary.

In Writing:

Complete the application.

Mail your completed application and a check to:

Regular Mail:

Old Mutual Advisor Funds II

P.O. Box 219534

Kansas City, Missouri 64121-9534

Overnight Mail:

Old Mutual Advisor Funds II

210 West 10th Street, 8th Floor

Kansas City, Missouri 64105

By Telephone:

Call us at 888-772-2888 to receive an account application and receive an account number.

By Wire:

Call us at 888-772-2888 to receive an application and account number. Wire your investment to the bank listed below.

United Missouri Bank of Kansas City, N.A.

ABA # 10-10-00695

Account # 98705-23469

Include the following information with the wiring instructions:

Fund name in which you wish to invest

Your name

Your Social Security or tax ID number

Your account number

Return the account application.

To Make Additional Investments to an Existing Account

Through a Financial Intermediary:

Contact your broker, investment advisor, financial planner, retirement plan sponsor or other financial intermediary.

In Writing:

Fill out an investment slip.

Mail the slip and the check to:

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Old Mutual Advisor Funds II

P.O. Box 219534

Kansas City, Missouri 64121-9534

By Telephone:

Call us at 888-772-2888.

By Wire:

Have your bank send your investment to:

United Missouri Bank of Kansas City, N.A.

ABA # 10-10-00695

Account # 98705-23469

Include the following information with the wiring instructions:

Fund name

Your name

Your Social Security or tax ID number

Your account number

By ACH:

Complete the bank information section on the account application.

Attach a voided check or deposit slip to the account application.

The maximum purchase allowed through ACH is $100,000 and this option must be established on your account 15 days prior to initiating a transaction.

Via The Internet:

Complete the bank information section on the account application.

Enter the “My Account” section of the OMAF II Website located at oldmutualfunds.com and follow the instructions for purchasing shares.

To Sell Shares

Through a Financial Intermediary:

Contact your broker, investment advisor, financial planner, retirement plan sponsor or other financial intermediary.

In Writing:

Write a letter of instruction that includes the following information:

your name(s) and signature(s)

your account number

the Fund name

the dollar amount you wish to sell

how and where to send the proceeds

If required, obtain a signature guarantee (see the “Selling Shares” section of this Prospectus). Mail your request to:

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Old Mutual Advisor Funds II

P.O. Box 219534

Kansas City, Missouri 64121-9534

By Telephone:

Sales orders may be placed by telephone provided this option was selected on your account application. There may be limitations on sales orders placed by telephone (see the “Limitations on selling shares by telephone” section of this Prospectus). Please call 888-772-2888. Note: Persons under age 59 1/2 may only make sales from IRA accounts in writing, not by telephone.

By Wire:

Sale proceeds may be wired at your request. Be sure OMAF II has your wire instructions on file.

There is a $10 charge for each wire sent by the Fund.

By ACH:

Complete the bank information section on the account application.

Attach a voided check or deposit slip to the account application.

Please note that sale proceeds sent via ACH will not be posted to your bank account until the second business day following the transaction.

Via the Internet:

Enter the “My Account” section of the OMAF II Website located at oldmutualfunds.com and follow the instructions for redeeming shares.

Distribution and Taxes

The Equity Funds pay shareholders dividends from their net investment income and distributions from their net realized capital gains at least once a year, if available, except the Old Mutual Barrow Hanley Value Fund pays shareholders dividends from its net investment income twice a year and distributions from its net realized capital gains once a year, if available, and the Old Mutual Heitman REIT Fund pays shareholders dividends from its net investment income quarterly and distributions from its net realized capital gains once a year, if available. The Fixed Income Funds declare dividends daily and pay shareholders dividends from their net investment income monthly. Dividends and distributions will be reinvested in your Fund account unless you instruct the Fund otherwise. There are no fees on reinvestments. Alternatively, you may elect to receive your dividends and distributions in cash in the form of a check, wire, or ACH.

Unless your investment is in an IRA or other tax-exempt account, your dividends and distributions will be taxable whether you receive them in cash or reinvest them. Dividends (including short-term capital gains distributions) are generally taxed at the ordinary income rate. However, distributions of qualified dividend income and of long-term capital gains are taxable at lower rates. The current qualified dividend income and long-term capital gains tax rates are provided in the table below.

A sale or exchange of shares of a Fund, whether for cash or for shares of another Fund, may also generate a tax liability unless your account is tax-exempt. There are two types of tax liabilities you may incur from a sale or exchange: (1) short-term capital gains will apply if you sell or exchange a Fund up to 12 months after buying it; and (2) long-term capital gains will apply to Funds sold or exchanged after 12 months. The table below describes the tax rates for each.

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Taxes on Transactions

The tax status of your distributions for each calendar year will be detailed in your annual tax statement from the Fund. Because everyone’s tax situation is unique, always consult your tax advisor about federal, state, and local tax consequences.

Taxability of Distributions to Individuals and Other Non-Corporate Shareholders

Type of Distribution	Tax rate for 15% bracket and lower	Tax rate for brackets higher than 15%
Dividends Generally	Ordinary income rate	Ordinary income rate
Qualified Dividends	5%	15%
Short-term Capital Gains	Ordinary income rate	Ordinary income rate
Long-term Capital Gains	5%	5%

Distribution Arrangements

The Trust, on behalf of Class A and Class C shares of each Fund, has adopted Distribution Plans and a Service Plan pursuant to which a Fund may pay distribution fees to the Distributor and service fees to the Distributor, brokers, dealers or other financial intermediaries. Currently, the Trust is not paying fees under the Distribution Plan for Class A shares of each Fund. Distribution fees are paid for the sale and distribution of all Class C shares of the Funds. Service fees are paid for providing or arranging for others to provide personal services to shareholders and/or maintenance of such shareholders’ accounts. All or a substantial portion of the distribution fees and service fees that are paid to the Distributor are re-allowed to the dealer of record or entity providing distribution and/or personal shareholder services. Because distribution fees and/or service fees are paid out of the Funds’ Class A and Class C assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. See the “Fund Summaries” and “Investing in the Funds - Choosing a Share Class” sections of this Prospectus for details on the distribution fees and service fees.

Revenue Sharing

Payments to Financial Intermediaries

The financial intermediary through which you purchase your shares may receive all or a portion of the sales charges and the distribution and service fees discussed in the “Investing in the Funds - Choosing a Share Class” section of this Prospectus.

Payments by the Distributor, Old Mutual Capital, or their Affiliates

The Advisor, Distributor, or one or more of their affiliates, from time to time, makes payments from their own resources to financial intermediaries in exchange for certain services provided by the financial intermediary, such as placing the Trust and the Funds on the financial intermediary’s sales system, placing the Trust and the Funds on the financial intermediary’s preferred or recommended list, marketing support services, networking services (including account maintenance and transaction processing), and/or administrative or recordkeeping support services (collectively, “revenue sharing payments”). Such payments are in addition to any distribution and service fees that may be payable by a Fund.

Marketing support payments include payments for conferences and seminars, investor and dealer-sponsored events, educating sales personnel of the financial intermediary, placement on sales lists, and access (in some cases on a preferential basis over competitors of the Trust) to sales meetings and salespeople of the financial intermediary.

148

From time to time, the Advisor or its affiliates pays “networking fees” to certain broker-dealers who process fund transactions through an automated mutual fund clearinghouse, which reduces the Trust’s costs in processing shareholder transactions. These networking fees compensate the broker for its expense in processing transactions through the clearinghouse.

Old Mutual Capital or its affiliates pay certain financial intermediaries for administrative or recordkeeping support services. Administrative and recordkeeping support services may include transaction processing or account maintenance activities (such as processing purchases, redemptions, or exchanges or producing customer account statements or tax statements); sub-accounting services; answering shareholder inquiries relating to the Trust and the Funds; delivering proxy statements, annual reports, updated prospectuses, and other communications; and other recordkeeping services relating to investments in the Funds.

Financial intermediaries may be compensated differently depending on the nature and extent of the services they provide. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed their cost in providing the service. Certain of these payments are subject to limitations under applicable law.

The Distributor or its affiliates may also make non-service, revenue sharing payments to financial intermediaries at an annual rate specified in writing by the Distributor or its affiliates. These payments generally represent a percentage of a financial intermediary’s sales and/or the value of Fund shares within a financial intermediary’s client accounts. In addition, financial intermediaries may receive non-cash compensation, such as promotional merchandise bearing the Trust’s logo.

The Distributor is motivated to make revenue sharing payments since, in certain circumstances, they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediary. Old Mutual Capital and the Sub-Advisors will benefit from the Distributor’s activity through increased advisory fees if additional assets are acquired through sale of Fund shares through such financial intermediaries.

Revenue sharing payments may provide financial intermediaries with an incentive to favor shares of a Fund over sales of shares of other mutual funds or non-mutual fund investments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and you should discuss this matter with your financial intermediary and its representatives.

For the fiscal year ended March 31, 2007, the Distributor, the Advisor, or one or more of their affiliates had revenue sharing arrangements in place with the following financial intermediary: E*Trade.

Payments by Old Mutual Advisor Funds II

The Trust may also, from time to time, make payments to financial intermediaries that provide administrative or recordkeeping support services, as described above. From time to time, the Trust may also pay networking fees to brokers, up to certain limits.

YOU CAN FIND FURTHER DETAILS IN THE SAI ABOUT THESE PAYMENTS MADE TO FINANCIAL INTERMEDIARIES. YOU CAN ALSO SPEAK TO YOUR FINANCIAL INTERMEDIARY FOR MORE INFORMATION ABOUT THE PAYMENTS MADE BY THE DISTRIBUTOR, OLD MUTUAL CAPITAL, THEIR AFFILIATES, OR THE FUNDS, TO SUCH FINANCIAL INTERMEDIARY. IN CERTAIN CASES, THE PAYMENTS COULD BE SIGNIFICANT AND MAY CAUSE A CONFLICT OF INTEREST FOR YOUR FINANCIAL INTERMEDIARY.

149

FINANCIAL HIGHLIGHTS

A Fund’s financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Fund, assuming you reinvested all Fund distributions. The financial highlights shown for the Old Mutual Cash Reserves Fund are for the Fund’s Class Z shares because Class A and Class C shares are new. Returns for Class A and Class C shares would be similar to the returns for Class Z shares because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the Classes do not have the same expenses. The Fund’s Class Z shares are offered by separate prospectus. PricewaterhouseCoopers, LLP has audited the information contained in these financial highlights. Their report and the Fund’s financial statements are included in the Funds’ Annual Report to Shareholders, which is available, free of charge, upon request.

The Old Mutual Analytic U.S. Long/Short, Old Mutual Barrow Hanley Value, Old Mutual Heitman REIT and Old Mutual Dwight Short Term Fixed Income Funds acquired the assets of predecessor funds in a tax-free exchange by issuing new shares. This transaction was effective as of the close of business on December 14, 2001 for the Old Mutual Barrow Hanley Value and Old Mutual Heitman REIT Funds and effective as of the close of business on January 11, 2002 for the Analytic U.S. Long/Short and Old Mutual Dwight Short Term Fixed Income Funds. None of the Funds had any assets prior to the acquisition. Consequently, the information presented for each Fund prior to the acquisition date represents the financial history of its corresponding predecessor fund.

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	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions
Old Mutual Analytic U.S. Long/Short Fund
Class A
2007	$ 11.68	$ 0.05	[1]	$ 2.44	$ 2.49	$ (0.02)	$ -	$ (0.02)
2006	$ 10.58	$ 0.03	[1]	$ 1.13	$ 1.16	$ (0.06)	$ -	$ (0.06)
2005	$ 9.83	$ 0.04	[1]	$ 0.77	$ 0.81	$ (0.06)	$ -	$ (0.06)
2004 †††	$ 8.66	$ 0.03	[1]	$ 1.18	$ 1.21	$ (0.04)	$ -	$ (0.04)

Class C
2007	$ 11.60	$ (0.06)	[1]	$ 2.42	$ 2.36	$ -	$ -	$ -
2006	$ 10.53	$ (0.05)	[1]	$ 1.12	$ 1.07	$ -	$ -	$ -
2005	$ 9.81	$ (0.04)	[1]	$ 0.76	$ 0.72	$ -	$ -	$ -
2004 †††	$ 8.66	$ (0.02)	[1]	$ 1.18	$ 1.16	$ (0.01)	$ -	$ (0.01)

	Redemption Fees	Net Asset Value End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets *		Ratio of Gross Expenses to Average Net Assets ^^^ *	Ratio of Net Investment Income (Loss) to Average Net Assets *	Portfolio Turnover Rate †

Class A
2007	$ -	$ 14.15	21.33%	$ 2,546	1.48%	@	2.47%	0.39%	93.42%
2006	$ -	$ 11.68	10.97%	$ 387	1.49%	@	1.54%	0.29%	208.15%
2005	$ -	$ 10.58	8.21%	$ 177	1.53%		1.53%	0.38%	173.71%
2004 †††	$ -	$ 9.83	13.95%	$ 82	1.48%		1.49%	0.41%	267.41%

Class C
2007	$ 0.02	$ 13.98	20.52%	$ 816	2.24%	@	3.95%	(0.45)%	93.42%
2006	$ -	$ 11.60	10.16%	$ 157	2.25%	@	2.29%	(0.50)%	208.15%
2005	$ -	$ 10.53	7.34%	$ 89	2.28%		2.28%	(0.42)%	173.71%
2004 †††	$ -	$ 9.81	13.41%	$ 78	2.23%		2.24%	(0.35)%	267.41%

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	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions
Old Mutual Barrow Hanley Value Fund
Class A
2007	$ 16.58	$ 0.15	[1]	$ 1.38	$ 1.53	$ (0.17)	$ (9.14)	$ (9.31)
2006	$ 16.62	$ 0.06	[1]	$ 0.65	$ 0.71	$ (0.08)	$ (0.67)	$ (0.75)
2005	$ 15.86	$ 0.02	[1]	$ 1.00	$ 1.02	$ (0.03)	$ (0.23)	$ (0.26)
2004 †††	$ 14.22	$ 0.03	[1]	$ 1.69	$ 1.72	$ (0.06)	$ (0.02)	$ (0.08)

Class C
2007	$ 16.37	$ 0.06	[1]	$ 1.33	$ 1.39	$ -	$ (9.14)	$ (9.14)
2006	$ 16.46	$ (0.06)	[1]	$ 0.64	$ 0.58	$ -	$ (0.67)	$ (0.67)
2005	$ 15.80	$ (0.11)	[1]	$ 1.00	$ 0.89	$ -	$ (0.23)	$ (0.23)
2004 †††	$ 14.22	$ (0.05)	[1]	$ 1.69	$ 1.64	$ (0.04)	$ (0.02)	$ (0.06)

	Redemption Fees	Net Asset Value End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets *	Ratio of Gross Expenses to Average Net Assets ^^^ *	Ratio of Net Investment Income (Loss) to Average Net Assets *	Portfolio Turnover Rate †

Class A
2007	$ -	$ 8.80	13.86%	$ 2,806	1.35%	1.79%	1.27%	62.56%
2006	$ -	$ 16.58	4.34%	$ 3,791	1.59%	1.66%	0.38%	26.88%
2005	$ -	$ 16.62	6.41%	$ 5,827	1.69%	1.71%	0.12%	20.03%
2004 †††	$ -	$ 15.86	12.07%	$ 2,555	1.75%	1.76%	0.25%	24.31%

Class C
2007	$ -	$ 8.62	12.78%	$ 3,283	2.10%	2.56%	0.52%	62.56%
2006	$ -	$ 16.37	3.58%	$ 5,988	2.35%	2.42%	(0.37)%	26.88%
2005	$ -	$ 16.46	5.62%	$ 10,143	2.44%	2.46%	(0.65)%	20.03%
2004 †††	$ -	$ 15.80	11.56%	$ 3,093	2.50%	2.51%	(0.48)%	24.31%

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	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions
Old Mutual Columbus Circle Technology and Communications Fund
Class A
2007	$ 12.96	$ (0.16)	[1]	$ 0.22	$ 0.06	$ -	$ -	$ -
2006	$ 10.36	$ (0.17)	[1]	$ 2.77	$ 2.60	$ -	$ -	$ -
2005	$ 10.75	$ (0.15)	[1]	$ (0.24)	$ (0.39)	$ -	$ -	$ -
2004 ††	$ 9.69	$ (0.08)	[1]	$ 1.14	$ 1.06	$ -	$ -	$ -

Class C
2007	$ 12.72	$ (0.25)	[1]	$ 0.21	$ (0.04)	$ -	$ -	$ -
2006	$ 10.24	$ (0.25)	[1]	$ 2.73	$ 2.48	$ -	$ -	$ -
2005	$ 10.71	$ (0.23)	[1]	$ (0.24)	$ (0.47)	$ -	$ -	$ -
2004 ††	$ 9.69	$ (0.13)	[1]	$ 1.15	$ 1.02	$ -	$ -	$ -

	Redemption Fees	Net Asset Value End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets *	Ratio of Gross Expenses to Average Net Assets ^^^ *	Ratio of Net Investment Income (Loss) to Average Net Assets *	Portfolio Turnover Rate †

Class A
2007	$ -	$ 13.02	0.46%	$ 73	1.70%	8.11%	(1.31)%	126.47%
2006	$ -	$ 12.96	25.10%	$ 67	1.83%	1.87%	(1.48)%	104.99%
2005	$ -	$ 10.36	(3.63)%	$ 53	1.90%	1.90%	(1.47)%	63.05%
2004 ††	$ -	$ 10.75	10.94%	$ 55	1.86%	1.87%	(1.56)%	135.24%

Class C
2007	$ -	$ 12.68	(0.31)%	$ 123	2.45%	6.06%	(2.06)%	126.47%
2006	$ -	$ 12.72	24.22%	$ 124	2.57%	2.61%	(2.19)%	104.99%
2005	$ -	$ 10.24	(4.39)%	$ 53	2.65%	2.65%	(2.22)%	63.05%
2004 ††	$ -	$ 10.71	10.53%	$ 55	2.61%	2.62%	(2.31)%	135.24%

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	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions
Old Mutual Emerging Growth Fund
Class A
2007	$ 15.71	$ (0.20)	[1]	$ 0.12	$ (0.08)	$ -	$ -	$ -
2006	$ 12.36	$ (0.20)	[1]	$ 3.55	$ 3.35	$ -	$ -	$ -
2005	$ 12.63	$ (0.19)	[1]	$ (0.08)	$ (0.27)	$ -	$ -	$ -
2004 ††	$ 12.03	$ (0.10)	[1]	$ 0.70	$ 0.60	$ -	$ -	$ -

Class C
2007	$ 15.42	$ (0.30)	[1]	$ 0.11	$ (0.19)	$ -	$ -	$ -
2006	$ 12.22	$ (0.30)	[1]	$ 3.50	$ 3.20	$ -	$ -	$ -
2005	$ 12.59	$ (0.28)	[1]	$ (0.09)	$ (0.37)	$ -	$ -	$ -
2004 ††	$ 12.03	$ (0.15)	[1]	$ 0.71	$ 0.56	$ -	$ -	$ -

	Redemption Fees	Net Asset Value End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets *	Ratio of Gross Expenses to Average Net Assets ^^^ *	Ratio of Net Investment Income (Loss) to Average Net Assets *	Portfolio Turnover Rate †

Class A
2007	$ -	$ 15.63	(0.51)%	$ 65	1.55%	8.19%	(1.33)%	221.65%
2006	$ -	$ 15.71	27.10%	$ 65	1.68%	1.70%	(1.48)%	157.70%
2005	$ -	$ 12.36	(2.14)%	$ 51	1.71%	1.72%	(1.61)%	68.28%
2004 ††	$ -	$ 12.63	4.99%	$ 53	1.62%	1.63%	(1.57)%	96.38%

Class C
2007	$ -	$ 15.23	(1.23)%	$ 122	2.30%	6.89%	(2.08)%	221.65%
2006	$ -	$ 15.42	26.19%	$ 92	2.41%	2.44%	(2.21)%	157.70%
2005	$ -	$ 12.22	(2.94)%	$ 51	2.46%	2.47%	(2.36)%	68.28%
2004 ††	$ -	$ 12.59	4.66%	$ 52	2.37%	2.38%	(2.32)%	96.38%

154

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions
Old Mutual Focused Fund
Class A
2007	$ 20.29	$ 0.12	[1]	$ 3.03	$ 3.15	$ (0.05)	$ -	$ (0.05)
2006	$ 18.55	$ (0.03)	[1]	$ 1.81	$ 1.78	$ (0.04)	$ -	$ (0.04)
2005	$ 17.17	$ 0.03	[1]	$ 1.35	$ 1.38	$ -	$ -	$ -
2004 ††	$ 14.79	$ (0.03)	[1]	$ 2.41	$ 2.38	$ -	$ -	$ -

Class C
2007	$ 19.95	$ (0.07)	[1]	$ 3.00	$ 2.93	$ -	$ -	$ -
2006	$ 18.34	$ (0.17)	[1]	$ 1.78	$ 1.61	$ -	$ -	$ -
2005	$ 17.10	$ (0.10)	[1]	$ 1.34	$ 1.24	$ -	$ -	$ -
2004 ††	$ 14.79	$ (0.09)	[1]	$ 2.40	$ 2.31	$ -	$ -	$ -

	Redemption Fees	Net Asset Value End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets *	Ratio of Gross Expenses to Average Net Assets ^^^ *	Ratio of Net Investment Income (Loss) to Average Net Assets *	Portfolio Turnover Rate †

Class A
2007	$ -	$ 23.39	15.52%	$ 3,265	1.40%	1.73%	0.50%	95.63%
2006	$ -	$ 20.29	9.59%	$ 69	1.64%	1.72%	(0.15)%	110.47%
2005	$ -	$ 18.55	8.04%	$ 63	1.74%	1.87%	0.20%	192.04%
2004 ††	$ -	$ 17.17	16.09%	$ 58	1.77%	1.85%	(0.36)%	240.63%

Class C
2007	$ -	$ 22.88	14.69%	$ 238	2.15%	5.22%	(0.33)%	95.63%
2006	$ -	$ 19.95	8.78%	$ 67	2.39%	2.47%	(0.90)%	110.47%
2005	$ -	$ 18.34	7.25%	$ 62	2.49%	2.62%	(0.55)%	192.04%
2004 ††	$ -	$ 17.10	15.62%	$ 58	2.52%	2.60%	(1.11)%	240.63%

155

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions
Old Mutual Growth Fund
Class A
2007	$ 23.07	$ (0.13)	[1]	$ 0.76	$ 0.63	$ -	$ -	$ -
2006	$ 18.29	$ (0.14)	[1]	$ 4.92	$ 4.78	$ -	$ -	$ -
2005	$ 18.32	$ (0.25)	[1]	$ 0.22	$ (0.03)	$ -	$ -	$ -
2004 ††	$ 16.68	$ (0.13)	[1]	$ 1.77	$ 1.64	$ -	$ -	$ -

Class C
2007	$ 22.64	$ (0.30)	[1]	$ 0.74	$ 0.44	$ -	$ -	$ -
2006	$ 18.09	$ (0.30)	[1]	$ 4.85	$ 4.55	$ -	$ -	$ -
2005	$ 18.25	$ (0.38)	[1]	$ 0.22	$ (0.16)	$ -	$ -	$ -
2004 ††	$ 16.68	$ (0.20)	[1]	$ 1.77	$ 1.57	$ -	$ -	$ -

	Redemption Fees	Net Asset Value End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets *	Ratio of Gross Expenses to Average Net Assets ^^^ *	Ratio of Net Investment Income (Loss) to Average Net Assets *	Portfolio Turnover Rate †

Class A
2007	$ -	$ 23.70	2.73%	$ 96	1.35%	5.41%	(0.56)%	93.58%
2006	$ -	$ 23.07	26.13%	$ 224	1.55%	1.57%	(0.67)%	102.94%
2005	$ -	$ 18.29	(0.16)%	$ 55	1.65%	1.65%	(1.41)%	36.93%
2004 ††	$ -	$ 18.32	9.83%	$ 55	1.61%	1.62%	(1.42)%	163.61%

Class C
2007	$ -	$ 23.08	1.94%	$ 145	2.10%	5.91%	(1.36)%	93.58%
2006	$ -	$ 22.64	25.15%	$ 68	2.34%	2.36%	(1.53)%	102.94%
2005	$ -	$ 18.09	(0.88)%	$ 54	2.40%	2.40%	(2.16)%	36.93%
2004 ††	$ -	$ 18.25	9.41%	$ 55	2.36%	2.37%	(2.17)%	163.61%

156

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities		Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Return of Capital		Total Dividends and Distributions
Old Mutual Heitman REIT Fund
Class A
2007	$ 14.28	$ 0.08	[1]	$ 2.57		$ 2.65	$ (0.26)	$ (1.33)	$ -		$ (1.59)
2006	$ 11.77	$ 0.07	[1]	$ 4.07		$ 4.14	$ (0.16)	$ (1.36)	$ (0.11)	[2]	$ (1.63)
2005	$ 11.66	$ 0.27	[1]	$ 1.01	^^^^	$ 1.28	$ (0.26)	$ (0.91)	$ -		$ (1.17)
2004 ††	$ 9.84	$ 0.14	[1]	$ 2.02		$ 2.16	$ (0.20)	$ (0.12)	$ (0.02)	[2]	$ (0.34)

Class C
2007	$ 14.25	$ -	[1]	$ 2.54		$ 2.54	$ (0.14)	$ (1.33)	$ -		$ (1.47)
2006	$ 11.75	$ (0.04)	[1]	$ 4.08		$ 4.04	$ (0.07)	$ (1.36)	$ (0.11)	[2]	$ (1.54)
2005	$ 11.65	$ 0.18	[1]	$ 1.01	^^^^	$ 1.19	$ (0.18)	$ (0.91)	$ -		$ (1.09)
2004 ††	$ 9.84	$ 0.03	[1]	$ 2.09		$ 2.12	$ (0.17)	$ (0.12)	$ (0.02)	[2]	$ (0.31)

	Redemption Fees	Net Asset Value End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets *	Ratio of Gross Expenses to Average Net Assets ^^^ *	Ratio of Net Investment Income (Loss) to Average Net Assets *	Portfolio Turnover Rate †

Class A
2007	$ -	$ 15.34	18.89%	$ 389	1.50%	2.71%	0.56%	67.95%
2006	$ -	$ 14.28	37.16%	$ 267	1.56%	1.56%	0.54%	69.95%
2005	$ -	$ 11.77	10.70%	$ 68	1.56%	1.56%	2.27%	82.58%
2004 ††	$ -	$ 11.66	22.35%	$ 61	1.56%	1.57%	2.63%	78.20%

Class C
2007	$ -	$ 15.32	18.07%	$ 388	2.25%	3.35%	(0.03)%	67.95%
2006	$ -	$ 14.25	36.17%	$ 533	2.31%	2.31%	(0.28)%	69.95%
2005	$ -	$ 11.75	9.88%	$ 236	2.31%	2.31%	1.54%	82.58%
2004 ††	$ -	$ 11.65	21.90%	$ 156	2.30%	2.31%	0.63%	78.20%

157

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions
Old Mutual Large Cap Fund
Class A
2007	$ 13.12	$ 0.04	[1]	$ 2.19	$ 2.23	$ (0.03)	$ -	$ (0.03)
2006	$ 12.12	$ 0.05	[1]	$ 0.99	$ 1.04	$ (0.04)	$ -	$ (0.04)
2005	$ 11.92	$ 0.06	[1]	$ 0.24	$ 0.30	$ (0.10)	$ -	$ (0.10)
2004 ††	$ 11.08	$ 0.05	[1]	$ 0.93	$ 0.98	$ (0.14)	$ -	$ (0.14)

Class C
2007	$ 13.02	$ (0.06)	[1]	$ 2.17	$ 2.11	$ -	$ -	$ -
2006	$ 12.09	$ (0.05)	[1]	$ 0.98	$ 0.93	$ -	$ -	$ -
2005	$ 11.89	$ (0.03)	[1]	$ 0.25	$ 0.22	$ (0.02)	$ -	$ (0.02)
2004 ††	$ 11.08	$ 0.01	[1]	$ 0.92	$ 0.93	$ (0.12)	$ -	$ (0.12)

	Redemption Fees	Net Asset Value End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets *	Ratio of Gross Expenses to Average Net Assets ^^^ *	Ratio of Net Investment Income (Loss) to Average Net Assets *	Portfolio Turnover Rate †

Class A
2007	$ -	$ 15.32	16.99%	$ 374	1.40%	4.48%	0.29%	176.89%
2006	$ -	$ 13.12	8.61%	$ 61	1.48%	1.49%	0.38%	77.33%
2005	$ -	$ 12.12	2.50%	$ 56	1.46%	1.46%	0.47%	152.98%
2004 ††	$ -	$ 11.92	8.91%	$ 54	1.45%	1.46%	0.86%	252.96%

Class C
2007	$ -	$ 15.13	16.21%	$ 125	2.15%	7.38%	(0.42)%	176.89%
2006	$ -	$ 13.02	7.69%	$ 59	2.23%	2.24%	(0.37)%	77.33%
2005	$ -	$ 12.09	1.81%	$ 55	2.21%	2.21%	(0.29)%	152.98%
2004 ††	$ -	$ 11.89	8.49%	$ 54	2.20%	2.21%	0.11%	252.96%

158

	Net Asset Value Beginning of Period	Net Investment Income (Loss) [1]	Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions
Old Mutual Large Cap Growth Fund
Class A
2007	$ 22.67	$ (0.14)	$ 0.64	$ 0.50	$ -	$ -	$ -
2006	$ 19.12	$ (0.15)	$ 3.70	$ 3.55	$ -	$ -	$ -
2005	$ 19.77	$ (0.14)	$ (0.51)	$ (0.65)	$ -	$ -	$ -
2004 †††	$ 17.45	$ (0.14)	$ 2.46	$ 2.32	$ -	$ -	$ -

Class C
2007	$ 22.22	$ (0.29)	$ 0.61	$ 0.32	$ -	$ -	$ -
2006	$ 18.88	$ (0.30)	$ 3.64	$ 3.34	$ -	$ -	$ -
2005	$ 19.67	$ (0.27)	$ (0.52)	$ (0.79)	$ -	$ -	$ -
2004 †††	$ 17.45	$ (0.23)	$ 2.45	$ 2.22	$ -	$ -	$ -

	Redemption Fees	Net Asset Value End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets *	Ratio of Gross Expenses to Average Net Assets ^^^ *	Ratio of Net Investment Income (Loss) to Average Net Assets *	Portfolio Turnover Rate †

Class A
2007	$ -	$ 23.17	2.21%	$ 169	1.50%	4.49%	(0.61)%	140.62%
2006	$ -	$ 22.67	18.57%	$ 65	1.56%	1.57%	(0.70)%	110.59%
2005	$ -	$ 19.12	(3.29)%	$ 55	1.57%	1.57%	(0.72)%	35.70%
2004 †††	$ -	$ 19.77	13.30%	$ 77	1.58%	1.59%	(1.09)%	63.17%

Class C
2007	$ -	$ 22.54	1.44%	$ 83	2.25%	7.59%	(1.34)%	140.62%
2006	$ -	$ 22.22	17.69%	$ 79	2.31%	2.32%	(1.44)%	110.59%
2005	$ -	$ 18.88	(4.02)%	$ 67	2.32%	2.32%	(1.40)%	35.70%
2004 †††	$ -	$ 19.67	12.72%	$ 56	2.33%	2.34%	(1.83)%	63.17%

159

	Net Asset Value Beginning of Period	Net Investment Income (Loss) [1]	Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions
Old Mutual Large Cap Growth Concentrated
Class A
2007	$ 17.66	$ (0.12)	$ 0.57	$ 0.45	$ -	$ -	$ -
2006	$ 13.97	$ (0.17)	$ 3.86	$ 3.69	$ -	$ -	$ -
2005	$ 15.10	$ (0.13)	$ (1.00)	$ (1.13)	$ -	$ -	$ -
2004 ††	$ 13.31	$ (0.12)	$ 1.91	$ 1.79	$ -	$ -	$ -

Class C
2007	$ 17.34	$ (0.25)	$ 0.56	$ 0.31	$ -	$ -	$ -
2006	$ 13.82	$ (0.29)	$ 3.81	$ 3.52	$ -	$ -	$ -
2005	$ 15.05	$ (0.24)	$ (0.99)	$ (1.23)	$ -	$ -	$ -
2004 ††	$ 13.31	$ (0.17)	$ 1.91	$ 1.74	$ -	$ -	$ -

	Redemption Fees	Net Asset Value End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets *	Ratio of Gross Expenses to Average Net Assets ^^^ *	Ratio of Net Investment Income (Loss) to Average Net Assets *	Portfolio Turnover Rate †

Class A
2007	$ -	$ 18.11	2.55%	$ 660	1.50%	2.78%	(0.67)%	157.06%
2006	$ -	$ 17.66	26.41%	$ 84	1.64%	1.68%	(1.05)%	128.58%
2005	$ -	$ 13.97	(7.48)%	$ 52	1.71%	1.71%	(0.88)%	41.95%
2004 ††	$ -	$ 15.10	13.45%	$ 57	1.70%	1.71%	(1.56)%	73.65%

Class C
2007	$ -	$ 17.65	1.79%	$ 226	2.25%	5.00%	(1.45)%	157.06%
2006	$ -	$ 17.34	25.47%	$ 110	2.41%	2.44%	(1.84)%	128.58%
2005	$ -	$ 13.82	(8.17)%	$ 62	2.46%	2.46%	(1.60)%	41.95%
2004 ††	$ -	$ 15.05	13.07%	$ 57	2.45%	2.46%	(2.31)%	73.65%

160

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions
Old Mutual Mid-Cap Fund
Class A
2007	$ 19.32	$ (0.12)	[1]	$ 1.10	$ 0.98	$ -	$ (4.10)	$ (4.10)
2006	$ 17.88	$ (0.09)	[1]	$ 3.07	$ 2.98	$ -	$ (1.54)	$ (1.54)
2005	$ 17.90	$ (0.07)	[1]	$ 1.71	$ 1.64	$ -	$ (1.66)	$ (1.66)
2004 †††	$ 14.59	$ (0.08)	[1]	$ 3.39	$ 3.31	$ -	$ -	$ -

Class C
2007	$ 18.92	$ (0.24)	[1]	$ 1.05	$ 0.81	$ -	$ (4.10)	$ (4.10)
2006	$ 17.66	$ (0.23)	[1]	$ 3.03	$ 2.80	$ -	$ (1.54)	$ (1.54)
2005	$ 17.82	$ (0.18)	[1]	$ 1.68	$ 1.50	$ -	$ (1.66)	$ (1.66)
2004 †††	$ 14.59	$ (0.16)	[1]	$ 3.39	$ 3.23	$ -	$ -	$ -

	Redemption Fees	Net Asset Value End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets *	Ratio of Gross Expenses to Average Net Assets ^^^ *	Ratio of Net Investment Income (Loss) to Average Net Assets *	Portfolio Turnover Rate †

Class A
2007	$ -	$ 16.20	7.66%	$ 150	1.45%	3.77%	(0.71)%	99.00%
2006	$ -	$ 19.32	17.23%	$ 199	1.58%	1.60%	(0.49)%	81.91%
2005	$ -	$ 17.88	9.26%	$ 258	1.58%	1.58%	(0.39)%	116.71%
2004 †††	$ -	$ 17.90	22.69%	$ 191	1.62%	1.63%	(0.69)%	143.80%

Class C
2007	$ -	$ 15.63	6.82%	$ 337	2.20%	3.76%	(1.44)%	99.00%
2006	$ -	$ 18.92	16.41%	$ 290	2.31%	2.34%	(1.25)%	81.91%
2005	$ -	$ 17.66	8.50%	$ 169	2.33%	2.33%	(1.01)%	116.71%
2004 †††	$ -	$ 17.82	22.14%	$ 92	2.37%	2.38%	(1.43)%	143.80%

161

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions
Old Mutual Select Growth Fund
Class A
2007	$ 24.47	$ (0.21)	[1]	$ 1.07	$ 0.86	$ -	$ -	$ -
2006	$ 19.87	$ (0.25)	[1]	$ 4.85	$ 4.60	$ -	$ -	$ -
2005	$ 20.88	$ (0.31)	[1]	$ (0.70)	$ (1.01)	$ -	$ -	$ -
2004 ††	$ 19.43	$ (0.18)	[1]	$ 1.63	$ 1.45	$ -	$ -	$ -

Class C
2007	$ 24.01	$ (0.38)	[1]	$ 1.05	$ 0.67	$ -	$ -	$ -
2006	$ 19.65	$ (0.41)	[1]	$ 4.77	$ 4.36	$ -	$ -	$ -
2005	$ 20.80	$ (0.46)	[1]	$ (0.69)	$ (1.15)	$ -	$ -	$ -
2004 ††	$ 19.43	$ (0.26)	[1]	$ 1.63	$ 1.37	$ -	$ -	$ -

	Redemption Fees	Net Asset Value End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets *	Ratio of Gross Expenses to Average Net Assets ^^^ *	Ratio of Net Investment Income (Loss) to Average Net Assets *	Portfolio Turnover Rate †

Class A
2007	$ -	$ 25.33	3.51%	$ 133	1.50%	5.23%	(0.88)%	201.17%
2006	$ -	$ 24.47	23.15%	$ 63	1.71%	1.76%	(1.14)%	157.84%
2005	$ -	$ 19.87	(4.84)%	$ 51	1.78%	1.78%	(1.52)%	141.68%
2004 ††	$ -	$ 20.88	7.46%	$ 54	1.76%	1.77%	(1.68)%	179.85%

Class C
2007	$ -	$ 24.68	2.79%	$ 64	2.25%	8.93%	(1.59)%	201.17%
2006	$ -	$ 24.01	22.19%	$ 62	2.46%	2.51%	(1.90)%	157.84%
2005	$ -	$ 19.65	(5.53)%	$ 51	2.53%	2.53%	(2.27)%	141.68%
2004 ††	$ -	$ 20.80	7.05%	$ 54	2.51%	2.52%	(2.43)%	179.85%

162

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions
Old Mutual Small Cap Fund
Class A
2007	$ 24.90	$ (0.16)	[1]	$ 2.93	$ 2.77	$ -	$ -	$ -
2006	$ 22.08	$ (0.12)	[1]	$ 2.94	$ 2.82	$ -	$ -	$ -
2005	$ 20.27	$ (0.25)	[1]	$ 2.06	$ 1.81	$ -	$ -	$ -
2004 ††	$ 16.80	$ (0.11)	[1]	$ 3.58	$ 3.47	$ -	$ -	$ -

Class C
2007	$ 24.44	$ (0.34)	[1]	$ 2.84	$ 2.50	$ -	$ -	$ -
2006	$ 21.84	$ (0.29)	[1]	$ 2.89	$ 2.60	$ -	$ -	$ -
2005	$ 20.19	$ (0.40)	[1]	$ 2.05	$ 1.65	$ -	$ -	$ -
2004 ††	$ 16.80	$ (0.18)	[1]	$ 3.57	$ 3.39	$ -	$ -	$ -

	Redemption Fees	Net Asset Value End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets *	Ratio of Gross Expenses to Average Net Assets ^^^ *	Ratio of Net Investment Income (Loss) to Average Net Assets *	Portfolio Turnover Rate †

Class A
2007	$ -	$ 27.67	11.12%	$ 166	1.50%	4.65%	(0.64)%	104.61%
2006	$ -	$ 24.90	12.77%	$ 98	1.68%	1.89%	(0.53)%	116.13%
2005	$ -	$ 22.08	8.93%	$ 78	1.75%	1.86%	(1.23)%	98.18%
2004 ††	$ -	$ 20.27	20.65%	$ 60	1.74%	1.83%	(1.16)%	116.57%

Class C
2007	$ -	$ 26.94	10.23%	$ 212	2.25%	5.88%	(1.37)%	104.61%
2006	$ -	$ 24.44	11.90%	$ 79	2.44%	2.64%	(1.29)%	116.13%
2005	$ -	$ 21.84	8.17%	$ 71	2.50%	2.61%	(1.98)%	98.18%
2004 ††	$ -	$ 20.19	20.18%	$ 60	2.49%	2.58%	(1.91)%	116.57%

163

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions
Old Mutual Strategic Small Company Fund
Class A
2007	$ 17.31	$ (0.14)	[1]	$ 0.31	$ 0.17	$ -	$ (4.17)	$ (4.17)
2006	$ 14.41	$ (0.16)	[1]	$ 3.06	$ 2.90	$ -	$ -	$ -
2005	$ 13.66	$ (0.19)	[1]	$ 0.94	$ 0.75	$ -	$ -	$ -
2004 †††	$ 11.72	$ (0.13)	[1]	$ 2.07	$ 1.94	$ -	$ -	$ -

Class C
2007	$ 16.97	$ (0.24)	[1]	$ 0.28	$ 0.04	$ -	$ (4.17)	$ (4.17)
2006	$ 14.23	$ (0.28)	[1]	$ 3.02	$ 2.74	$ -	$ -	$ -
2005	$ 13.59	$ (0.29)	[1]	$ 0.93	$ 0.64	$ -	$ -	$ -
2004 †††	$ 11.72	$ (0.19)	[1]	$ 2.06	$ 1.87	$ -	$ -	$ -

	Redemption Fees	Net Asset Value End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets *	Ratio of Gross Expenses to Average Net Assets ^^^ *	Ratio of Net Investment Income (Loss) to Average Net Assets *	Portfolio Turnover Rate †

Class A
2007	$ -	$ 13.31	4.88%	$ 1,296	1.60%	2.13%	(1.08)%	160.24%
2006	$ -	$ 17.31	20.12%	$ 233	1.70%	1.78%	(1.00)%	148.73%
2005	$ -	$ 14.41	5.49%	$ 62	1.75%	1.86%	(1.42)%	80.38%
2004 †††	$ -	$ 13.66	16.55%	$ 65	1.75%	1.87%	(1.43)%	96.80%

Class C
2007	$ -	$ 12.84	4.07%	$ 96	2.35%	7.29%	(1.83)%	160.24%
2006	$ -	$ 16.97	19.26%	$ 81	2.46%	2.54%	(1.81)%	148.73%
2005	$ -	$ 14.23	4.71%	$ 68	2.50%	2.61%	(2.16)%	80.38%
2004 †††	$ -	$ 13.59	15.96%	$ 58	2.50%	2.62%	(2.18)%	96.80%

164

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions
Old Mutual TS&W Small Cap Value Fund
Class A
2007	$ 27.93	$ (0.21)	[1]	$ 2.46	$ 2.25	$ -	$ (4.19)	$ (4.19)
2006	$ 25.08	$ (0.21)	[1]	$ 5.53	$ 5.32	$ -	$ (2.47)	$ (2.47)
2005	$ 20.76	$ (0.22)	[1]	$ 4.95	$ 4.73	$ -	$ (0.41)	$ (0.41)
2004 †††	$ 16.20	$ (0.08)	[1]	$ 4.80	$ 4.72	$ -	$ (0.16)	$ (0.16)

Class C
2007	$ 27.32	$ (0.40)	[1]	$ 2.38	$ 1.98	$ -	$ (4.19)	$ (4.19)
2006	$ 24.76	$ (0.40)	[1]	$ 5.43	$ 5.03	$ -	$ (2.47)	$ (2.47)
2005	$ 20.65	$ (0.40)	[1]	$ 4.92	$ 4.52	$ -	$ (0.41)	$ (0.41)
2004 †††	$ 16.20	$ (0.18)	[1]	$ 4.79	$ 4.61	$ -	$ (0.16)	$ (0.16)

	Redemption Fees	Net Asset Value End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets *	Ratio of Gross Expenses to Average Net Assets ^^^ *	Ratio of Net Investment Income (Loss) to Average Net Assets *	Portfolio Turnover Rate †

Class A
2007	$ -	$ 25.99	8.54%	$ 856	1.55%	2.17%	(0.78)%	35.43%
2006	$ -	$ 27.93	22.39%	$ 975	1.70%	1.71%	(0.81)%	41.45%
2005	$ -	$ 25.08	22.88%	$ 833	1.76%	1.78%	(0.93)%	27.69%
2004 †††	$ -	$ 20.76	29.26%	$ 198	1.75%	1.99%	(0.68)%	27.33%

Class C
2007	$ -	$ 25.11	7.71%	$ 982	2.30%	2.79%	(1.54)%	35.43%
2006	$ -	$ 27.32	21.48%	$ 1,139	2.45%	2.47%	(1.56)%	41.45%
2005	$ -	$ 24.76	21.99%	$ 1,016	2.51%	2.52%	(1.69)%	27.69%
2004 †††	$ -	$ 20.65	28.58%	$ 153	2.50%	2.74%	(1.43)%	27.33%

165

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions
Old Mutual Cash Reserves Fund
Class Z
2007	$ 1.00	$ 0.04	[1]	$ -	$ 0.04	$ (0.04)	$ -	$ (0.04)
2006	$ 1.00	$ 0.03	[1]	$ -	$ 0.03	$ (0.03)	$ -	$ (0.03)
2005	$ 1.00	$ 0.01	[1]	$ -	$ 0.01	$ (0.01)	$ -	$ (0.01)
2004	$ 1.00	$ -	[1]	$ -	$ -	$ -	$ -	$ -
2003	$ 1.00	$ 0.01		$ -	$ 0.01	$ (0.01)	$ -	$ (0.01)

	Redemption Fees	Net Asset Value End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets *	Ratio of Gross Expenses to Average Net Assets ^^^ *	Ratio of Net Investment Income (Loss) to Average Net Assets *	Portfolio Turnover Rate †

Class Z
2007	$ -	$ 1.00	4.56%	$ 32,909	0.73%	0.94%	4.47%	n/a
2006	$ -	$ 1.00	2.96%	$ 34,503	0.84%	0.85%	2.88%	n/a
2005	$ -	$ 1.00	0.91%	$ 41,720	0.82%	0.83%	0.87%	n/a
2004	$ -	$ 1.00	0.32%	$ 53,905	0.88%	0.89%	0.32%	n/a
2003	$ -	$ 1.00	0.94%	$ 94,459	0.75%	0.75%	0.93%	n/a

166

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions
Old Mutual Dwight Intermediate Fixed Income Fund
Class A
2007	$ 9.97	$ 0.44	[1]	$ 0.12	$ 0.56	$ (0.44)	$ -	$ (0.44)
2006	$ 10.12	$ 0.37	[1]	$ (0.13)	$ 0.24	$ (0.37)	$ (0.02)	$ (0.39)
2005	$ 10.30	$ 0.32	[1]	$ 0.03	$ 0.35	$ (0.33)	$ (0.20)	$ (0.53)
2004 †††	$ 10.00	$ 0.21	[1]	$ 0.38	$ 0.59	$ (0.21)	$ (0.08)	$ (0.29)

Class C
2007	$ 9.98	$ 0.36	[1]	$ 0.11	$ 0.47	$ (0.36)	$ -	$ (0.36)
2006	$ 10.12	$ 0.29	[1]	$ (0.11)	$ 0.18	$ (0.30)	$ (0.02)	$ (0.32)
2005	$ 10.29	$ 0.24	[1]	$ 0.05	$ 0.29	$ (0.26)	$ (0.20)	$ (0.46)
2004 †††	$ 10.00	$ 0.16	[1]	$ 0.37	$ 0.53	$ (0.16)	$ (0.08)	$ (0.24)

	Redemption Fees	Net Asset Value End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets *	Ratio of Gross Expenses to Average Net Assets ^^^,*	Ratio of Net Investment Income (Loss) to Average Net Assets *	Portfolio Turnover Rate †

Class A
2007	$ -	$ 10.09	5.78%	$ 590	1.10%	3.68%	4.41%	462.98%
2006	$ -	$ 9.97	2.45%	$ 56	1.10%	2.00%	3.63%	435.30%
2005	$ -	$ 10.12	3.46%	$ 55	1.10%	2.30%	3.13%	350.28%
2004 †††	$ -	$ 10.30	6.00%	$ 53	1.10%	2.60%	3.05%	258.83%

Class C
2007	$ -	$ 10.09	4.84%	$ 93	1.85%	7.98%	3.63%	462.98%
2006	$ -	$ 9.98	1.78%	$ 55	1.85%	2.73%	2.90%	435.30%
2005	$ -	$ 10.12	2.79%	$ 68	1.85%	3.05%	2.38%	350.28%
2004 †††	$ -	$ 10.29	5.36%	$ 66	1.85%	3.37%	2.37%	258.83%

167

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities		Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Return of Capital	Total Dividends and Distributions
Old Mutual Dwight Short Term Fixed Income
Class A
2007	$ 9.77	$ 0.34	[1]	$ 0.13		$ 0.47	$ (0.34)	$ -	$ -	$ (0.34)
2006	$ 9.82	$ 0.27	[1]	$ (0.04)		$ 0.23	$ (0.28)	$ -	$ -	$ (0.28)
2005	$ 10.00	$ 0.21	[1]	$ (0.13)	#	$ 0.08	$ (0.22)	$ (0.04)	$ -	$ (0.26)
2004 †††	$ 10.00	$ 0.17	[1]	$ 0.03		$ 0.20	$ (0.17)	$ -	$ (0.03)	$ (0.20)

Class C
2007	$ 9.77	$ 0.29	[1]	$ 0.13		$ 0.42	$ (0.29)	$ -	$ -	$ (0.29)
2006	$ 9.82	$ 0.23	[1]	$ (0.05)		$ 0.18	$ (0.23)	$ -	$ -	$ (0.23)
2005	$ 10.00	$ 0.16	[1]	$ (0.13)	#	$ 0.03	$ (0.17)	$ (0.04)	$ -	$ (0.21)
2004 †††	$ 10.00	$ 0.14	[1]	$ 0.02		$ 0.16	$ (0.13)	$ -	$ (0.03)	$ (0.16)

	Redemption Fees	Net Asset Value End of Period	Total Return †		Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets *	Ratio of Gross Expenses to Average Net Assets ^^^,*	Ratio of Net Investment Income (Loss) to Average Net Assets *	Portfolio Turnover Rate †

Class A
2007	$ -	$ 9.90	4.88%		$ 58	0.95%	8.65%	3.50%	163.81%
2006	$ -	$ 9.77	2.38%		$ 53	0.99%	1.17%	2.79%	196.42%
2005	$ -	$ 9.82	0.87%	<	$ 52	1.05%	1.39%	2.12%	400.26%
2004 †††	$ -	$ 10.00	1.99%		$ 51	1.25%	1.52%	2.52%	257.21%

Class C
2007	$ -	$ 9.90	4.36%		$ 55	1.45%	9.27%	3.00%	163.81%
2006	$ -	$ 9.77	1.87%		$ 52	1.49%	1.67%	2.29%	196.42%
2005	$ -	$ 9.82	0.36%	<	$ 51	1.55%	1.89%	1.62%	400.26%
2004 †††	$ -	$ 10.00	1.65%		$ 51	1.75%	2.02%	2.02%	257.21%

168

*	Ratios for periods of less than one year have been annualized.
†	For periods less than one year, total return and portfolio turnover rate have not been annualized.
††	Class A and Class C shares commenced operations on September 30, 2003.
†††	Class A and Class C shares commenced operations on July 31, 2003.
^	The Old Mutual TS&W Small Cap Value Fund commenced operations on July 25, 2003.
^^	The Old Mutual Dwight Intermediate Fixed Income Fund commenced operations on July 31, 2003.
^^^

Legal, printing and/or compliance audit expenses relating to the SEC and NYAG examinations and the Civil Litigation described in the "Litigation" section of this prospectus were incurred and the Advisor and/or Liberty Ridge has paid these expenses on behalf of the Trust. Had the Advisor and/or Liberty Ridge not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2007, 2006, 2005 and 2004.

^^^^

In addition to the net realized and unrealized losses on investments as set forth in the Statement of Operations, this amount includes an increase in net asset value per share resulting from the timing of sales and redemptions of shares in relation to fluctuating market values for the Fund’s investments.

#	The impact of the payment from affiliate (See Note 2 to the Annual Report) increased the Realized and Unrealized Gains on Securities by $0.07 per share.
<

A percentage of the total return consists of a payment from the Advisor. Excluding the payment by affiliate the total return would have been 0.15%, and (0.35)% for the Class A and Class C, respectively.

1	Per share calculations were performed using average shares for the period.
2

Historically, the Old Mutual Heitman REIT Fund has distributed to its shareholders amounts approximating dividends received from the REITs. A portion of such distributions may include a return of capital.

@	Impact of dividend expense, prior to contractual reimbursement, for Old Mutual Analytic U.S. Long/Short Fund as a ratio of expenses to average net assets:
		Class A	Class C
	2007	0.16%	0.16%
	2006	0.25%	0.25%
	2005	n/a	n/a
	2004	n/a	n/a
	2003	n/a	n/a
	2002	n/a	n/a
	2001	n/a	n/a

Amounts designated as “—” are either $0 or have been rounded to $0.

169

FOR MORE INFORMATION

For investors who want more information about Old Mutual Advisor Funds II, the following documents are available free upon request:

Statement of Additional Information

The SAI provides more information about the Funds and is incorporated into this Prospectus by reference.

Annual and Semiannual Reports

The Annual and Semiannual Reports provide financial and performance information about the Funds and their investments and a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the period.

To obtain a copy of the SAI, Annual and Semiannual Reports, or other information and for shareholder inquiries, contact Old Mutual Advisor Funds II:

By Telephone:	888-772-2888

By Mail:	Old Mutual Advisor Funds II P.O. Box 219534 Kansas City, Missouri 64121-9534

Via the Internet:
Old Mutual Advisor Funds II Website	oldmutualfunds.com
EDGAR database on the SEC Website	http://www.sec.gov

By E-mail or in Person from the SEC:
(you will pay a copying fee for this service)	E-mail the SEC at publicinfo@sec.gov

Visit or write:	SEC Public Reference Section Washington, D.C. 20549-0102

Call 1-202-942-8090 for information about the operation of the Public Reference Room

INVESTMENT ADVISOR

Old Mutual Capital, Inc.

DISTRIBUTOR

Old Mutual Investment Partners

SEC File Number 811-04391

R-07-074 06/2007